UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Marianna DiBenedetto
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2019

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses	For the Period Ended April 30, 2019

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from Nov 1, 2018 through April 30, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/1/18	Actual Ending Account Value 04/30/19	Actual Expenses Paid During Period* 11/1/18-04/30/19	Actual Expense Ratio During Period** 11/1/18-04/30/19
All Cap Core Fund	$1,000.00	$1,120.90	$5.15	0.98%
Large Cap Strategies Fund	1,000.00	1,096.80	5.77	1.11%
All Cap ESG Fund	1,000.00	1,080.00	5.16	1.00%
Small & Mid Cap Strategies Fund	1,000.00	1,075.20	5.71	1.11%
Strategic Opportunities Fund	1,000.00	1,055.20	6.11	1.20%
Fixed Income Fund	1,000.00	1,039.50	2.93	0.58%
Municipal Bond Fund	1,000.00	1,042.80	2.89	0.57%
California Municipal Bond Fund	1,000.00	1,025.00	2.34	0.57%
New York Municipal Bond Fund	1,000.00	1,029.40	2.35	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period. For California Municipal Bond Fund and New York Municipal Bond Fund, expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 148/365 to reflect the period from December 1, 2018 (commencement of operations) to April 30, 2019.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
3

Old Westbury Funds, Inc.
Disclosure of Fund Expenses - (Continued)
For the Period Ended April 30, 2019

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/1/18	Hypothetical Ending Account Value 04/30/19	Hypothetical Expenses Paid During Period* 11/1/18-04/30/19	Hypothetical Expense Ratio During Period** 11/1/18-04/30/19
All Cap Core Fund	$1,000.00	$1,019.93	$4.91	0.98%
Large Cap Strategies Fund	1,000.00	1,019.29	5.56	1.11%
All Cap ESG Fund	1,000.00	1,019.84	5.01	1.00%
Small & Mid Cap Strategies Fund	1,000.00	1,019.29	5.56	1.11%
Strategic Opportunities Fund	1,000.00	1,018.84	6.01	1.20%
Fixed Income Fund	1,000.00	1,021.92	2.91	0.58%
Municipal Bond Fund	1,000.00	1,021.97	2.86	0.57%
California Municipal Bond Fund	1,000.00	1,017.96	2.33	0.57%
New York Municipal Bond Fund	1,000.00	1,017.96	2.33	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period. For California Municipal Bond Fund and New York Municipal Bond Fund, expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 148/365 to reflect the period from December 1, 2018 (commencement of operations) to April 30, 2019.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	April 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS — 98.2%
Banks — 6.0%
1,287,720	Bank of America Corp.	$39,378,478
572,135	Citigroup, Inc.	40,449,945
805,270	Morgan Stanley	38,854,278
		118,682,701
Communication Services — 9.0%
482,915	Activision Blizzard, Inc.	23,281,332
54,820	Alphabet, Inc. - Class C(a)	65,152,474
234,385	Facebook, Inc. - Class A(a)	45,330,059
346,685	Tencent Holdings Ltd.	17,087,293
196,005	Walt Disney Co. (The)	26,846,805
		177,697,963
Consumer Discretionary — 11.7%
61,398	Advance Auto Parts, Inc.	10,211,715
147,905	Alibaba Group Holding Ltd. - ADR(a)	27,446,731
38,680	Amazon.com, Inc.(a)	74,517,794
13,621	Booking Holdings, Inc.(a)	25,266,819
161,755	Home Depot, Inc. (The)	32,949,494
348,365	NIKE, Inc. - Class B	30,596,898
2,837,841	Samsonite International SA	8,138,868
145,640	Six Flags Entertainment Corp.	7,732,028
258,705	Wyndham Hotels & Resorts, Inc.	14,415,043
		231,275,390
Consumer Staples — 4.7%
520,705	Church & Dwight Co., Inc.	39,026,840
84,816	Ingredion, Inc.	8,036,315
32,411	JM Smucker Co. (The)	3,974,561
324,630	PepsiCo, Inc.	41,568,872
		92,606,588
Diversified Financials — 4.8%
42,891	BlackRock, Inc.	20,812,429
119,165	CME Group, Inc.	21,318,619
489,615	Discover Financial Services	39,898,726
139,872	Nasdaq, Inc.	12,896,198
		94,925,972
Energy — 3.7%
217,721	Apergy Corp.(a)	8,641,346
705,830	ConocoPhillips	44,551,990
124,790	Pioneer Natural Resources Co.	20,772,543
		73,965,879
Health Care — 15.2%
663,520	Baxter International, Inc.	50,626,576
46,860	Cooper Cos., Inc.	13,585,651
286,910	Danaher Corp.	37,998,360
51,126	Laboratory Corp of America Holdings(a)	8,176,070
963,605	Pfizer, Inc.	39,131,999
84,106	STERIS Plc	11,016,204
Shares		Value
Health Care (continued)
40,555	Teleflex, Inc.	$11,606,030
139,450	Thermo Fisher Scientific, Inc.	38,690,403
113,555	UnitedHealth Group, Inc.	26,466,264
30,437	Waters Corp.(a)	6,499,517
77,845	West Pharmaceutical Services, Inc.	9,636,433
453,935	Zoetis, Inc.	46,228,740
		299,662,247
Industrials — 13.7%
148,200	Allegion Plc	14,705,886
165,385	AO Smith Corp.	8,694,289
204,000	Cintas Corp.	44,296,560
133,652	Dover Corp.	13,103,242
416,304	Fortive Corp.	35,943,687
78,679	Harris Corp.	13,257,412
55,870	IDEX Corp.	8,752,594
273,926	KAR Auction Services, Inc.	15,471,340
211,625	Raytheon Co.	37,582,484
755,176	Rentokil Initial Plc	3,848,544
319,580	Safran SA	46,582,521
77,260	Verisk Analytics, Inc.	10,904,476
157,540	Waste Management, Inc.	16,910,344
		270,053,379
Information Technology — 20.2%
59,740	ANSYS, Inc.(a)	11,697,091
182,985	Apple, Inc.	36,719,600
81,800	CDW Corp.	8,638,079
188,073	CoreLogic, Inc.(a)	7,637,645
287,290	Fidelity National Information Services, Inc.	33,305,530
796,780	Microsoft Corp.	104,059,468
200,460	salesforce.com, Inc.(a)	33,146,061
131,765	ServiceNow, Inc.(a)	35,775,515
112,850	Synopsys, Inc.(a)	13,663,877
365,945	Texas Instruments, Inc.	43,119,299
357,645	Visa, Inc. - Class A	58,807,567
100,823	Worldpay, Inc. - Class A(a)	11,817,464
		398,387,196
Insurance — 2.1%
285,545	CHUBB Ltd.	41,461,134
Materials — 2.3%
96,458	AptarGroup, Inc.	10,729,988
376,750	Axalta Coating Systems Ltd.(a)	10,164,715
372,555	Rio Tinto Ltd.	25,111,094
		46,005,797
Real Estate — 1.8%
179,055	American Tower Corp. REIT	34,969,442
Utilities — 3.0%
372,935	Ameren Corp.	27,138,480

5

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
Utilities (continued)
304,220	American Water Works Co., Inc.	$32,913,562
		60,052,042
Total Common Stocks (Cost $1,413,701,737)		1,939,745,730
INVESTMENT COMPANY — 1.9%
37,153,790	SEI Daily Income Trust Government II Fund, Class A, 2.25%(b)	37,153,790
Total Investment Company (Cost $37,153,789)		37,153,790

TOTAL INVESTMENTS — 100.1% (Cost $1,450,855,526)		$1,976,899,520
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,136,527)
NET ASSETS — 100.0%		$1,974,762,993

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of April 30, 2019.

The following abbreviations are used in the report:

ADR-American Depositary Receipt

REIT-Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	20.2%
Health Care	15.2
Industrials	13.7
Consumer Discretionary	11.7
Communication Services	9.0
Banks	6.0
Diversified Financials	4.8
Consumer Staples	4.7
Energy	3.7
Utilities	3.0
Materials	2.3
Insurance	2.1
Real Estate	1.8
Other*	1.8
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS — 96.1%
AUSTRALIA — 1.2%
552,000	Atlassian Corp. Plc - Class A(a)	$60,802,800
88,633	Caltex Australia Ltd.	1,699,563
787,360	CSL Ltd.	110,436,535
415,108	Oil Search Ltd.	2,273,311
499,214	Origin Energy Ltd.	2,594,200
633,555	Santos Ltd.	3,206,177
6,305,988	St Barbara Ltd.(b)	14,245,174
73,672	Washington H. Soul Pattinson & Co. Ltd.	1,194,892
332,234	Woodside Petroleum Ltd.	8,282,505
135,547	WorleyParsons Ltd.	1,365,874
		206,101,031
AUSTRIA — 0.0%
55,564	OMV AG	2,980,415
BELGIUM — 0.3%
5,500	Colruyt SA	397,041
375,762	Galapagos NV - ADR(a)(b)	43,212,630
2,770	Orange Belgium SA	58,116
		43,667,787
BERMUDA — 0.0%
3,169	Axis Capital Holdings Ltd.	180,158
BRAZIL — 1.7%
17,655,200	Ambev SA	83,163,282
2,651,430	Ambev SA - ADR	12,488,235
1,040,454	B3 SA - Brasil Bolsa Balcao	9,167,755
2,327,029	Banco Bradesco SA - ADR	21,082,883
326,536	Cia Brasileira de Distribuicao - ADR	8,019,724
119,951	Cosan SA Industria e Comercio	1,428,913
4,129,180	Embraer SA	20,661,169
2,190,274	Itau Unibanco Holding SA - ADR	18,945,870
2,286,308	Linx SA(b)	18,897,565
614,300	Localiza Rent a Car SA	5,716,714
1,938,900	Pagseguro Digital Ltd.(a)	50,527,734
1,019,104	Petroleo Brasileiro SA	7,799,676
346,600	Raia Drogasil SA	6,061,147
240,564	Ultrapar Participacoes SA	1,290,215
2,607,160	WEG SA	12,420,430
		277,671,312
CANADA — 2.4%
222,673	ARC Resources Ltd.	1,414,456
75,796	Bank of Montreal	5,986,962
99,060	Bank of Nova Scotia (The)	5,455,435
121,107	Cameco Corp.	1,336,091
748,127	Canadian Apartment Properties REIT	26,765,491
66,145	Canadian Imperial Bank of Commerce	5,569,767
440,844	Canadian Natural Resources Ltd.	13,234,863
340,203	Cenovus Energy, Inc.	3,372,319
Shares		Value
CANADA (continued)
577,371	Choice Properties Real Estate Investment Trust, REIT	$5,878,436
2,379	Cineplex, Inc.	45,495
361,228	Enbridge, Inc.	13,343,762
342,005	Enbridge, Inc.	12,634,043
528,255	Encana Corp.	3,659,182
76,930	George Weston Ltd.	5,744,053
143,432	Husky Energy, Inc.	1,556,693
97,295	Imperial Oil Ltd.	2,826,544
125,857	Inter Pipeline Ltd.	2,049,862
63,497	Keyera Corp.	1,467,394
119,167	National Bank of Canada	5,676,822
533,153	Open Text Corp.	20,495,170
177,043	Pembina Pipeline Corp.	6,330,044
2,710,866	Peyto Exploration & Development Corp.(b)	12,242,098
105,774	PrairieSky Royalty Ltd.	1,524,592
1,532,055	Restaurant Brands International, Inc.	99,951,268
73,633	Royal Bank of Canada	5,868,325
196,159	Seven Generations Energy Ltd. - Class A(a)	1,537,411
267,000	Shopify, Inc. - Class A(a)	65,022,510
571,615	Suncor Energy, Inc.	18,850,452
228,857	Thomson Reuters Corp.	14,142,772
99,996	Toronto-Dominion Bank (The)	5,704,035
1,156,588	Tourmaline Oil Corp.	17,292,272
319,952	TransCanada Corp.	15,270,382
69,606	Vermilion Energy, Inc.	1,777,429
		404,026,430
CHILE — 0.0%
206,295	Banco Santander Chile - ADR	5,776,259
114,647	Empresas COPEC SA	1,438,800
		7,215,059
CHINA — 4.9%
215,151	51Job, Inc. - ADR(a)	19,867,043
1,524,826	AAC Technologies Holdings, Inc.	9,905,515
1,350,091	Alibaba Group Holding Ltd. - ADR(a)	250,536,387
76,694	Autohome, Inc. - ADR(a)	8,857,390
75,951	Baidu, Inc. - ADR(a)	12,625,335
223,171	China Lesso Group Holdings Ltd.	158,033
9,584,900	China Petroleum & Chemical Corp. - H Shares	7,368,005
1	China SCE Group Holdings Ltd.	0
32,267,477	China Shenhua Energy Co. Ltd. - H Shares(b)	71,422,806
6,447,755	CNOOC Ltd.	11,711,279
116,432	CNOOC Ltd. - ADR	21,153,366
4,974,114	CSPC Pharmaceutical Group Ltd.	9,601,191
211,335	Ctrip.com International Ltd. - ADR(a)	9,309,307

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
CHINA (continued)
2,728,058	ENN Energy Holdings Ltd.	$25,782,838
3,768,956	Haitian International Holdings Ltd.	9,451,038
193,076	JD.Com, Inc. - ADR(a)	5,844,411
7,417,761	PetroChina Co. Ltd. - H Shares	4,702,073
1,269,500	Ping An Insurance Group Co. of China Ltd. - H Shares	15,366,873
1,380,458	Shenzhou International Group Holdings Ltd.	18,554,497
1,175,243	Sunny Optical Technology Group Co. Ltd.	14,376,869
5,756,080	Tencent Holdings Ltd.	283,703,729
108,084	Weibo Corp. - ADR(a)	7,403,753
		817,701,738
COLUMBIA — 0.1%
318,823	Bancolombia SA - ADR	16,170,703
2,112,301	Ecopetrol SA	1,950,118
		18,120,821
CZECH REPUBLIC — 0.1%
323,870	Komercni Banka AS	12,286,341
DENMARK — 0.3%
336	ALK-Abello AS(a)	57,158
543,826	H. Lundbeck A/S(b)	22,926,869
830,392	Tryg A/S(b)	25,413,873
		48,397,900
EGYPT — 0.1%
2,308,522	Commercial International Bank Egypt SAE - GDR	10,118,577
59,397	ElSewedy Electric Co.	54,024
		10,172,601
FAEROE ISLANDS — 0.1%
368,230	Bakkafrost(b)	18,913,507
FINLAND — 0.7%
134,633	Neste Oyj	4,449,997
2,495,580	Sampo Oyj - A Shares(b)	114,268,308
		118,718,305
FRANCE — 1.2%
400,189	Korian SA(b)	16,109,254
494,072	L’Oreal SA	135,896,264
843,298	TOTAL SA	46,879,749
		198,885,267
GEORGIA — 0.0%
179,060	Bank Of Georgia Group Plc	4,018,835
GERMANY — 0.4%
52,184	SAP SE	6,726,974
1,314,000	Zalando SE(a)(b)	61,924,429
		68,651,403
Shares		Value
GREECE — 0.0%
51,919	Motor Oil (Hellas) Corinth Refineries SA(b)	$1,324,052
HONG KONG — 1.6%
10,887,026	AIA Group Ltd.	111,477,002
815,809	ASM Pacific Technology Ltd.	9,462,592
989,000	Henderson Land Development Co. Ltd.	6,095,357
2,530,000	Hong Kong & China Gas Co. Ltd.	6,039,765
641,732	Hong Kong Exchanges and Clearing Ltd.	22,293,016
417,185	Jardine Matheson Holdings Ltd.(b)	27,463,323
529,840	Jardine Strategic Holdings Ltd.(b)	20,043,398
1,354,361	Kunlun Energy Co. Ltd.	1,432,588
1,005,500	MTR Corp. Ltd.	5,990,200
37,254,578	Sino Biopharmaceutical Ltd.	35,868,221
39,048	Stella International Holdings Ltd.	69,289
337,500	Sun Hung Kai Properties Ltd.	5,824,692
1,208,000	Techtronic Industries Co. Ltd.	8,741,691
5,961	VTech Holdings Ltd.	54,464
4,955,810	Yue Yuen Industrial Holdings Ltd.(b)	16,007,167
63,549	Yuexiu Transport Infrastructure Ltd.	51,792
		276,914,557
HUNGARY — 0.0%
145,735	MOL Hungarian Oil & Gas Plc	1,678,236
INDIA — 2.8%
1,542,000	Asian Paints Ltd.	32,438,155
267,015	Bharat Petroleum Corp. Ltd.	1,462,290
398,011	Coal India Ltd.	1,443,021
75,233	Eicher Motors Ltd.	22,039,080
7,469,756	Housing Development Finance Corp. Ltd.(b)	214,298,965
662,595	Indian Oil Corp. Ltd.	1,508,635
1,557,292	Infosys Ltd.	16,773,551
792,931	Kotak Mahindra Bank Ltd.	15,813,414
674,036	Maruti Suzuki India Ltd.	64,585,798
6,814,500	Motherson Sumi Systems Ltd.	14,365,155
704,052	Oil & Natural Gas Corp. Ltd.	1,713,114
33,881	Power Finance Corp Ltd(a)	56,333
984,860	Reliance Industries Ltd.	19,730,171
460,937	Tata Consultancy Services, Ltd.	14,982,517
3,209,000	Titan Co. Ltd.	53,441,559
		474,651,758
INDONESIA — 0.3%
15,109,242	Adaro Energy Tbk PT	1,386,091
22,355,349	Astra International Tbk PT	11,967,239
6,542,422	Bank Central Asia Tbk PT	13,216,178
72,448,468	Bank Rakyat Indonesia Persero Tbk PT	22,274,671

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
INDONESIA (continued)
4,855,000	Bukit Asam Tbk PT	$1,350,676
178,623	Telekomunikasi Indonesia Persero Tbk PT	47,565
819,300	United Tractors Tbk PT	1,564,561
		51,806,981
IRELAND — 1.0%
215,724	Accenture Plc - Class A	39,406,303
637,000	Aptiv PLC	54,590,900
631,795	Medtronic Plc	56,109,714
150,780	Paddy Power Betfair Plc	12,762,129
		162,869,046
ISRAEL — 0.0%
836,867	Bank Hapoalim BM	6,160,860
527	Taro Pharmaceutical Industries Ltd.	56,605
		6,217,465
ITALY — 0.1%
902,667	ENI SpA	15,382,537
789,236	Snam SpA	4,017,925
		19,400,462
JAPAN — 4.5%
1,952,980	Asahi Kasei Corp.	20,128,135
193,400	Canon, Inc.	5,366,478
1,209,730	DCM Holdings Co. Ltd.(b)	11,991,068
67,000	Fast Retailing Co. Ltd.	38,765,566
902,765	Fujifilm Holdings Corp.	42,173,843
114	Heiwa Real Estate REIT, Inc. REIT	128,717
1,959	Heiwado Co. Ltd.	36,095
80,961	Idemitsu Kosan Co. Ltd.	2,630,571
296,362	Inpex Corp.	2,883,252
556,622	Japan Airlines Co. Ltd.	18,153,336
1,143,207	JXTG Holdings, Inc.	5,561,923
304,717	Kaken Pharmaceutical Co. Ltd.(b)	13,052,943
304,067	Keyence Corp.	189,979,175
1,009	Kura Corp.	43,662
2,918	Mochida Pharmaceutical Co. Ltd.	135,527
5,894	Nagoya Railroad Co. Ltd.	159,757
7,995	Nakanishi, Inc.	153,948
1,423,891	Nippon Kayaku Co. Ltd.(b)	16,732,810
866,724	Nippon Telegraph & Telephone Corp.	36,063,027
1,735,170	Nomura Research Institute Ltd.(b)	84,934,696
6,274,082	NTT Data Corp.(b)	73,162,078
2,239	Ohsho Food Service Corp.	145,811
1,047,918	Osaka Gas Co. Ltd.	19,385,359
526,000	PeptiDream, Inc.(a)	28,493,395
807,881	Sankyo Co. Ltd.(b)	31,905,927
258,109	Sanrio Co. Ltd.	5,900,476
230,085	Sawai Pharmaceutical Co. Ltd.	12,362,464
Shares		Value
JAPAN (continued)
188,790	Secom Co. Ltd.	$15,883,158
2,513,250	Terumo Corp.	75,846,496
1,195	Toei Animation Co. Ltd.	59,403
3,394	Tokyo Gas Co. Ltd.	86,351
343,979	Zensho Holdings Co. Ltd.	7,753,494
		760,058,941
KENYA — 0.1%
1,565,379	East African Breweries Ltd.	3,440,766
49,502,720	Safaricom Plc	13,785,399
		17,226,165
LUXEMBOURG — 0.1%
41,167	L’Occitane International SA	73,978
131,410	Tenaris SA	1,821,590
600,158	Tenaris SA - ADR	16,648,383
		18,543,951
MACAU — 0.2%
4,948,200	Sands China Ltd.	27,235,691
MEXICO — 0.4%
141,286	Fomento Economico Mexicano SAB de CV - ADR	13,788,101
75,928	Grupo Aeroportuario del Sureste SAB de CV - ADR	12,493,952
3,200,072	Grupo Financiero Banorte SAB de CV - Series O	20,276,280
5,657,745	Wal-Mart de Mexico SAB de CV	16,623,091
		63,181,424
NETHERLANDS — 2.0%
63,270	Adyen NV(a)	51,565,136
496,288	ASML Holding NV	103,630,629
396,000	ASML Holding NV	82,692,720
29,616	Koninklijke Vopak NV	1,322,450
1,596,524	Royal Dutch Shell Plc - A Shares	50,867,600
1,322,475	Royal Dutch Shell Plc - B Shares	42,680,778
		332,759,313
NORWAY — 0.4%
51,408	Aker BP ASA	1,696,848
987,875	Austevoll Seafood ASA(b)	11,508,617
432,985	Equinor ASA	9,651,945
841,258	Salmar ASA(b)	38,264,420
		61,121,830
PAKISTAN — 0.0%
1,348,545	Oil & Gas Development Co. Ltd.	1,341,723
PANAMA — 0.1%
134,303	Copa Holdings SA - Class A	11,182,068
PERU — 0.1%
75,420	Credicorp. Ltd.	17,866,998

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
PHILIPPINES — 0.0%
267,734	DMCI Holdings, Inc.	$57,353
39,423	JG Summit Holdings, Inc.	49,918
		107,271
POLAND — 0.3%
54,936	Grupa Lotos SA	1,196,944
1,571,233	Polski Koncern Naftowy ORLEN SA(b)	40,340,588
9,853,489	Polskie Gornictwo Naftowe I Gazownictwo SA(b)	14,983,909
		56,521,441
PORTUGAL — 0.0%
178,351	Galp Energia SGPS SA	2,990,292
QATAR — 0.0%
5,049	Ooredoo QPSC	90,202
1,464	Qatar Islamic Bank SAQ	67,108
1,114	Qatar National Bank QPSC	59,921
3,301	Qatar Navigation QSC	61,324
		278,555
RUSSIA — 0.7%
412,591	Lukoil PJSC - ADR	35,276,531
168,172	NovaTek PJSC - GDR	32,445,033
1,761,700	Sberbank of Russia PJSC - ADR	25,456,565
596,143	Sberbank of Russia PJSC - ADR	8,545,064
224,579	Yandex NV - Class A(a)	8,405,992
		110,129,185
SINGAPORE — 0.0%
4,189,100	Mapletree Commercial Trust, REIT	5,946,905
SOUTH AFRICA — 0.4%
220,439	Aspen Pharmacare Holdings Ltd.	1,588,459
1,472,922	Discovery Ltd.	14,842,861
88,491	Exxaro Resources Ltd.	1,012,621
63,532	Naspers Ltd. - Class N	16,343,641
430,589	Sasol Ltd.	14,285,410
1,475,715	Standard Bank Group Ltd.	20,609,625
		68,682,617
SOUTH KOREA — 0.9%
53,613	Amorepacific Corp.	9,547,021
183,861	Coway Co. Ltd.	13,816,256
463,487	Hankook Tire Co. Ltd.	15,770,576
1,621,752	LG Display Co. Ltd.(a)	27,577,527
23,299	LG Household & Health Care Ltd.	28,390,457
13,160	LG Uplus Corp.	161,199
548	S-1 Corp.	45,992
47,709	Samsung Electronics Co. Ltd. - GDR	46,814,571
18,561	SK Innovation Co. Ltd.	2,902,178
		145,025,777
Shares		Value
SPAIN — 0.1%
79,512	Enagas SA	$2,268,115
479,236	Repsol SA	8,132,041
		10,400,156
SWEDEN — 1.1%
4,627,051	Atlas Copco AB - A Shares(b)	144,430,190
73,586	Lundin Petroleum AB	2,396,418
342,156	Spotify Technology SA(a)	46,454,520
		193,281,128
SWITZERLAND — 0.7%
552,550	Coca-Cola HBC AG - CDI	19,789,765
18,774	Helvetia Holdings AG	11,930,393
846,395	TE Connectivity Ltd.	80,957,682
740	Valiant Holding AG	82,985
		112,760,825
TAIWAN — 1.5%
876,740	Airtac International Group	11,745,356
9,433,100	Chang Hwa Commercial Bank Ltd.(b)	5,650,786
16,377,561	Chunghwa Telecom Co. Ltd.(b)	58,995,571
1,349,541	Eclat Textile Co. Ltd.	19,292,412
430,287	Formosa Petrochemical Corp.	1,596,812
3,596,020	Hon Hai Precision Industry Co. Ltd.	10,123,978
98,000	Largan Precision Co. Ltd.	14,712,009
34,652	Shanghai Commercial & Savings Bank Ltd. (The)	55,885
15,435,280	Taiwan Business Bank	6,373,254
9,153,040	Taiwan Cooperative Financial Holding Co. Ltd.	6,075,096
7,770,000	Taiwan Semiconductor Manufacturing Co. Ltd.	65,237,170
18,729,496	Uni-President Enterprises Corp.(b)	44,513,978
1,194,788	Vanguard International Semiconductor Corp.	2,654,850
		247,027,157
THAILAND — 1.0%
16,186,000	Airports of Thailand Public Co. Ltd.	34,744,480
45,908,900	CP ALL Public Co. Ltd.(b)	111,519,606
4,726,900	Siam Commercial Bank Public Co. Ltd.	19,406,619
		165,670,705
TURKEY — 0.1%
14,369,359	Soda Sanayii AS(b)	18,695,598
56,682	Tupras Turkiye Petrol Rafinerileri AS	1,172,347
		19,867,945
UNITED ARAB EMIRATES — 0.1%
2	Dana Gas PJSC	1
702,242	DP World Ltd.	14,033,857

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
UNITED ARAB EMIRATES (continued)
6,504,239	Emaar Properties PJSC	$8,522,973
58,092	Emirates Telecommunications Group Co. PJSC	264,173
		22,821,004
UNITED KINGDOM — 2.0%
153,052	Abcam Plc	2,604,880
7,016,595	BP Plc	51,022,678
4,561,838	Compass Group Plc(b)	103,799,580
242,406	John Wood Group Plc	1,486,134
3,579,301	RELX Plc(b)	82,011,297
120,779	TechnipFMC Plc	2,969,956
11,186	TechnipFMC Plc	276,275
118,728	Ultra Electronics Holdings Plc	2,469,514
1,547,439	Unilever NV	93,627,516
		340,267,830
UNITED STATES — 60.0%
546,834	3M Co.	103,630,511
352,725	Abbott Laboratories	28,062,801
847,710	AbbVie, Inc.	67,299,697
80,000	ABIOMED, Inc.(a)	22,192,800
226,300	Agilent Technologies, Inc.	17,764,550
2,686,702	AGNC Investment Corp. REIT	47,796,429
551,485	Air Products & Chemicals, Inc.	113,490,098
201,000	Align Technology, Inc.(a)	65,260,680
63,987	Allstate Corp. (The)	6,338,552
36,500	Alphabet, Inc. - Class A(a)	43,762,040
200,833	Alphabet, Inc. - Class C(a)	238,686,004
219,493	Amazon.com, Inc.(a)	422,857,654
989,995	American Express Co.	116,057,114
149,325	American Tower Corp. REIT	29,163,173
59,229	American Water Works Co., Inc.	6,407,986
335,500	AMETEK, Inc.	29,581,035
196,389	Amgen, Inc.	35,216,475
176,034	Anadarko Petroleum Corp.	12,824,077
1,583,419	Annaly Capital Management, Inc. REIT	15,976,698
899	Anthem, Inc.	236,464
134,611	Apache Corp.	4,430,048
3,312,648	Apollo Commercial Real Estate Finance, Inc. REIT(b)	62,079,023
836,009	Apple, Inc.	167,761,926
307,209	Arthur J Gallagher & Co.	25,688,817
416,825	Assurant, Inc.	39,598,375
15,846	Atrion Corp.(b)	13,944,480
893,571	Automatic Data Processing, Inc.	146,894,137
29,256	AvalonBay Communities, Inc.	5,878,408
173,185	Baker Hughes a GE Co.	4,159,904
2,903,700	Bank of America Corp.	88,795,146
384,810	Baxter International, Inc.	29,361,003
340,415	Becton Dickinson and Co.	81,951,507
755,215	Berkshire Hathaway, Inc. - Class B(a)	163,662,643
332,774	Big Lots, Inc.	12,365,882
Shares		Value
UNITED STATES (continued)
336,000	BioMarin Pharmaceutical, Inc.(a)	$28,738,080
82,688	Boeing Co. (The)	31,230,431
59,472	Booking Holdings, Inc.(a)	110,319,965
3,735,700	Boston Scientific Corp.(a)	138,669,184
893,131	Brinker International, Inc.	38,199,213
184	Broadcom, Inc.	58,586
423,250	Broadridge Financial Solutions, Inc.	49,998,523
82,153	Brown & Brown, Inc.	2,608,358
160,198	Cabot Oil & Gas Corp.	4,147,526
924,000	Charles Schwab Corp. (The)	42,300,720
578,344	Cheesecake Factory, Inc. (The)	28,697,429
72,006	Cheniere Energy, Inc.(a)	4,633,586
675,139	Chevron Corp.	81,057,188
43,010	Cimarex Energy Co.	2,953,067
1,391,925	Cisco Systems, Inc.	77,878,204
86,392	Citigroup, Inc.	6,107,914
575,862	Clorox Co. (The)	91,982,438
1,314,164	Colgate-Palmolive Co.	95,657,998
1,647	Conagra Brands, Inc.	50,695
67,430	Concho Resources, Inc.	7,780,073
834,334	ConocoPhillips	52,663,162
38,565	Continental Resources, Inc.(a)	1,773,604
724,450	Costco Wholesale Corp.	177,874,208
362,234	Cracker Barrel Old Country Store, Inc.	61,123,365
612,800	Danaher Corp.	81,159,232
940,940	Darden Restaurants, Inc.	110,654,544
174,998	Devon Energy Corp.	5,624,436
839,652	Diamondback Energy, Inc.	89,330,576
48,426	DTE Energy Co.	6,087,632
35,751	Ecolab, Inc.	6,581,044
503,000	Edwards Lifesciences Corp.(a)	88,563,210
2,375,000	Elanco Animal Health, Inc.(a)	74,812,500
1,060,982	EOG Resources, Inc.	101,907,321
122,762	EPAM Systems, Inc.(a)	22,018,592
76,741	EPR Properties REIT	6,051,795
1,305,900	Equity Commonwealth REIT(b)	41,527,620
82,192	Eversource Energy	5,889,879
1,312,992	Exelon Corp.	66,896,942
1,499,569	Exxon Mobil Corp.	120,385,399
693,590	Facebook, Inc. - Class A(a)	134,140,306
373,431	First Horizon National Corp.	5,635,074
1,534,000	Fiserv, Inc.(a)	133,826,160
376,116	Fresh Del Monte Produce, Inc.(b)	11,099,183
138,724	FTI Consulting, Inc.(a)	11,788,766
32,064	General Dynamics Corp.	5,730,478
172,900	Genuine Parts Co.	17,729,166
682,736	Guess?, Inc.	13,907,332
485,259	H&R Block, Inc.	13,203,897
318,915	Halliburton Co.	9,034,862
30,130	Helmerich & Payne, Inc.	1,763,208
610,371	Hershey Co. (The)	76,204,819
86,643	Hess Corp.	5,555,549

11

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
69,916	HollyFrontier Corp.	$3,337,091
450,795	Home Depot, Inc. (The)	91,826,942
5,007,308	Huntington Bancshares, Inc.	69,701,728
170,159	ICF International, Inc.(b)	13,250,281
674,475	Illinois Tool Works, Inc.	104,968,544
212,000	Illumina, Inc.(a)	66,144,000
564,000	Incyte Corp.(a)	43,315,200
693,100	Intel Corp.	35,375,824
849,930	International Business Machines Corp.	119,219,681
41,848	Jack Henry & Associates, Inc.	6,237,863
2,675,398	JPMorgan Chase & Co.	310,479,938
936,900	Kansas City Southern	115,369,866
154,500	Kimberly-Clark Corp.	19,834,710
1,639,003	Kimco Realty Corp.	28,502,262
680,589	Kinder Morgan, Inc.	13,523,303
3,705	KKR Real Estate Finance Trust, Inc. REIT	74,730
567,000	Las Vegas Sands Corp.	38,017,350
635,460	Lockheed Martin Corp.	211,817,882
116,112	Loews Corp.	5,955,384
807,654	Luminex Corp.(b)	18,422,587
774	Magellan Health Services, Inc.(a)	54,180
295,834	Marathon Oil Corp.	5,041,011
247,791	Marathon Petroleum Corp.	15,083,038
66,479	Marsh & McLennan Cos., Inc.	6,268,305
749,989	Mastercard, Inc. - Class A	190,677,203
256,805	McDonald’s Corp.	50,736,964
642,490	Merck & Co., Inc.	50,570,388
6,333,273	MFA Financial, Inc. REIT(b)	47,562,880
2,719,795	Microsoft Corp.	355,205,227
564,035	Motorola Solutions, Inc.	81,734,312
1,990	National HealthCare Corp.	150,106
112,813	National Oilwell Varco, Inc.	2,948,932
355,238	Netflix, Inc.(a)	131,629,889
3,755,894	New York Community Bancorp, Inc.	43,681,047
195,130	NextEra Energy, Inc.	37,941,077
982,000	NIKE, Inc. - Class B	86,249,060
151,547	Noble Energy, Inc.	4,100,862
1,713,667	Occidental Petroleum Corp.	100,900,713
259,000	Okta, Inc.(a)	26,943,770
636	Omnicom Group, Inc.	50,899
143,108	ONEOK, Inc.	9,721,326
73,606	Parsley Energy, Inc. - Class A(a)	1,469,176
78,662	Paychex, Inc.	6,631,993
563,631	Pennymac Mortgage Investment Trust REIT	11,836,251
330,248	People’s United Financial, Inc.	5,709,988
845,800	PepsiCo, Inc.	108,304,690
2,176,875	Pfizer, Inc.	88,402,894
707,355	PG&E Corp.(a)	15,929,635
158,899	Phillips 66	14,979,409
639,665	Pinnacle West Capital Corp.	60,940,885
Shares		Value
UNITED STATES (continued)
58,629	Pioneer Natural Resources Co.	$9,759,383
44,279	PNC Financial Services Group, Inc. (The)	6,063,123
1,574,683	Procter & Gamble Co. (The)	167,672,246
456,845	Progressive Corp. (The)	35,702,437
911,845	Prudential Financial, Inc.	96,391,135
324,910	Public Storage	71,863,594
676,676	Quest Diagnostics, Inc.	65,218,033
123,000	Regeneron Pharmaceuticals, Inc.(a)	42,206,220
656,483	Republic Services, Inc.	54,369,922
294,900	Roper Technologies, Inc.	106,075,530
297,900	Ross Stores, Inc.	29,092,914
922,847	Sally Beauty Holdings, Inc.(a)	16,334,392
218,644	Sarepta Therapeutics, Inc.(a)	25,568,229
476,173	Schlumberger Ltd.	20,323,064
433,777	Spire, Inc.(b)	36,519,686
2,241,021	Starbucks Corp.	174,082,511
3,199,713	Starwood Property Trust, Inc., REIT(b)	73,753,385
1,307,275	SunTrust Banks, Inc.	85,600,367
88,943	Sysco Corp.	6,258,919
69,967	Targa Resources Corp.	2,809,175
962,162	Target Corp.	74,490,582
1,419,064	Texas Instruments, Inc.	167,208,311
23,098	Thermo Fisher Scientific, Inc.	6,408,540
66,693	Torchmark Corp.	5,846,308
377,100	Union Pacific Corp.	66,761,784
371,966	UnitedHealth Group, Inc.	86,694,116
2,608,015	US Bancorp	139,059,360
154,852	Valero Energy Corp.	14,038,882
432,300	Veeva Systems, Inc. - Class A(a)	60,465,801
2,311,240	Verizon Communications, Inc.	132,179,816
1,164,150	Visa, Inc. - Class A	191,421,185
1,359,660	Walt Disney Co. (The)	186,232,630
554,034	Waste Connections, Inc.	51,397,734
329,392	Waste Management, Inc.	35,356,937
2,370	Weis Markets, Inc.	99,659
111,463	Wells Fargo & Co.	5,395,924
418,874	Williams Cos., Inc. (The)	11,866,700
519,000	Workday, Inc. - Class A(a)	106,721,970
75,974	WP Carey, Inc. REIT	6,026,258
289,870	Xilinx, Inc.	34,824,982
188,746	Zoom Video Communications, Inc.(a)	13,678,423
		10,071,460,619
Total Common Stocks (Cost $12,752,419,824)		16,136,328,983
MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
73,399	Plains GP Holdings LP - Class A	1,732,216
Total Master Limited Partnerships (Cost $1,788,580)		1,732,216

12

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0%
1,292,804	Petroleo Brasileiro SA	$8,941,584
SOUTH KOREA — 0.1%
11,263	Samsung Electronics Co. Ltd. - GDR	8,966,819
2,323	Samsung Electronics Co. Ltd. - GDR	1,842,311
		10,809,130
Total Preferred Stocks (Cost $13,991,725)		19,750,714

Principal Amount
U.S. GOVERNMENT AGENCIES — 0.8%
Federal Home Loan Bank — 0.8%
$50,000,000	2.38%, 05/15/19(c)	49,953,139
80,000,000	2.41%, 05/24/19(c)	79,876,822
Total U.S. Government Agencies (Cost $129,830,800)		129,829,961

Shares
EXCHANGE-TRADED FUNDS — 1.7%
763,200	Energy Select Sector SPDR Fund	50,455,152
8,779,175	VanEck Vectors Gold Miners ETF	183,396,966
1,608,555	VanEck Vectors Junior Gold Miners ETF	47,178,918
Total Exchange-Traded Funds (Cost $310,545,797)		281,031,036
INVESTMENT COMPANY — 1.1%
181,408,519	Federated Government Obligations Fund, 2.08%(d)	181,408,519
Total Investment Company (Cost $181,408,517)		181,408,519
TOTAL INVESTMENTS — 99.8% (Cost $13,389,985,243)		$16,750,081,429
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		33,923,443
NET ASSETS — 100.0%		$16,784,004,872

(a)	Non-income producing security.
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $656,894,686 or 3.91% of net assets.
(c)	The rate represents the annualized yield at time of purchase.
(d)	The rate shown represents the current yield as of April 30, 2019.

The following abbreviations are used in the report:

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

ETF-Exchange Traded Fund

GDR-Global Depositary Receipt

REIT-Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	18.8%
Consumer Discretionary	14.1
Health Care	10.5
Energy	8.8
Consumer Staples	8.4
Industrials	8.4
Communication Services	7.7
Banks	7.2
Diversified Financials	4.5
Insurance	2.8
Utilities	1.7
Real Estate	1.5
Materials	1.4
Telecommunication Services	0.4
Other*	3.8
100.0%

*	Includes cash and equivalents, exchange traded funds, U.S. Government securities, U.S. Government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

13

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments	April 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS — 99.1%
Banks — 3.6%
211,483	Bank of Communications Co. Ltd. - H Shares	$178,370
2,398	Bank of Montreal	189,413
510,352	China CITIC Bank Corp. Ltd. - H Shares	327,474
359,575	China Construction Bank Corp. - H Shares	316,989
191,043	China Minsheng Banking Corp. Ltd. - H Shares	143,579
91,555	Mizuho Financial Group, Inc.	142,985
		1,298,810
Communication Services — 5.2%
34,521	China Mobile Ltd.	329,379
10,515	Comcast Corp. - Class A	457,718
10,496	Deutsche Telekom AG	175,860
11,535	NTT DOCOMO, Inc.	250,489
402	Swisscom AG	187,314
20,683	Telefonica SA	172,442
3,217	Verizon Communications, Inc.	183,980
60,075	Vodafone Group Plc	111,432
		1,868,614
Consumer Discretionary — 9.9%
44,546	Barratt Developments Plc	350,437
3,037	Cogeco Communications, Inc.	201,688
1,151	Cracker Barrel Old Country Store, Inc.	194,220
7,751	Electrolux AB - Series B	189,964
4,343	General Motors Co.	169,160
6,643	Industria de Diseno Textil SA	201,141
75,820	Kingfisher Plc	261,442
5,242	La-Z-Boy, Inc.	171,938
3,677	Nordstrom, Inc.	150,831
2,237	Starbucks Corp.	173,770
54,396	Super Retail Group Ltd.	332,249
1,949	Target Corp.	150,892
65,142	Truworths International Ltd.	345,397
10,590	Whitbread Plc	616,542
		3,509,671
Consumer Staples — 7.6%
8,829	Carrefour SA	172,078
1,343	Clorox Co. (The)	214,517
7,710	Coca-Cola European Partners Plc	413,179
29,022	Coca-Cola Femsa SAB de CV	184,593
2,305	Danone SA	186,423
1,822	Diageo Plc	76,811
1,510	Kimberly-Clark Corp.	193,854
2,796	Molson Coors Brewing Co. - Class B	179,475
8,154	Ontex Group NV	205,274
1,485	PepsiCo, Inc.	190,154
2,944	Procter & Gamble Co. (The)	313,477
Shares		Value
Consumer Staples (continued)
8,354	Seven & I Holdings Co. Ltd.	$289,109
9,818	Tate & Lyle Plc	98,404
		2,717,348
Diversified Financials — 2.9%
8,801	Invesco, Ltd.(a)	193,358
6,233	Janus Henderson Group Plc	156,261
1,832	Morningstar, Inc.	262,800
1,070	S&P Global, Inc.	236,106
13,640	UBS Group AG	182,905
		1,031,430
Energy — 6.4%
1,745,347	Adaro Energy Tbk PT(b)	160,115
23,122	ARC Resources Ltd.	146,875
99,356	CNOOC Ltd.	180,464
12,198	Enagas SA	347,953
11,367	ENI SpA	193,707
3,303	HollyFrontier Corp.	157,652
15,786	Husky Energy, Inc.	171,328
51,425	MOL Hungarian Oil & Gas Plc	592,193
5,718	Murphy Oil Corp.	155,758
3,051	TOTAL SA	169,608
		2,275,653
Health Care — 14.0%
2,637	Abbott Laboratories	209,800
3,634	Agilent Technologies, Inc.	285,269
977	Amgen, Inc.	175,196
761	Anthem, Inc.	200,166
36,908	Astellas Pharma, Inc.	499,877
1,263	AstraZeneca Plc	94,093
3,361	Baxter International, Inc.	256,444
1,281	Biogen, Inc.(b)	293,656
976	CSL Ltd.	136,896
2,666	Danaher Corp.	353,085
4,270	Koninklijke Philips NV	183,370
2,640	Medtronic Plc	234,458
2,105	Merck & Co., Inc.	165,685
2,360	Merck KGaA	251,555
7,446	Novo Nordisk A/S - B Shares	364,813
10,616	Pfizer, Inc.	431,116
1,647	Quest Diagnostics, Inc.	158,738
632	Roche Holding AG	166,762
4,059	Takeda Pharmaceutical Co. Ltd.	149,784
654	Thermo Fisher Scientific, Inc.	181,452
1,497	Zimmer Biomet Holdings, Inc.	184,371
		4,976,586
Industrials — 14.8%
20,516	Brambles Ltd.	174,339
1,116	Cummins, Inc.	185,580
6,073	Ebara Corp.	186,908
12,858	Hino Motors Ltd.	121,900
1,881	ManpowerGroup, Inc.	180,651
806	MTU Aero Engines AG	190,161

14

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
Industrials (continued)
1,219	Norfolk Southern Corp.	$248,700
2,165	Oshkosh Corp.	178,807
90,725	QinetiQ Group Plc	357,405
2,085	Regal-Beloit Corp.	177,392
2,563	Republic Services, Inc.	212,268
68,853	Royal Mail Plc	227,187
9,712	Russel Metals, Inc.	171,085
2,755	Ryder System, Inc.	173,565
9,970	Sandvik AB	184,628
7,820	Schneider National, Inc. - Class B	163,438
6,424	Signify NV(c)	192,781
13,448	SKF AB - B Shares	249,621
1,106	Snap-on, Inc.	186,118
3,735	Societe BIC SA	321,758
11,800	Steelcase, Inc. - Class A	204,022
4,270	Sumitomo Heavy Industries Ltd.	151,830
3,216	Thomson Reuters Corp.	198,740
4,537	Toyota Tsusho Corp.	150,700
1,374	Union Pacific Corp.	243,253
2,012	Waste Management, Inc.	215,968
		5,248,805
Information Technology — 18.1%
1,863	Accenture Plc - Class A	340,314
3,732	Apple, Inc.	748,900
1,788	Atos SE	184,363
634	Broadcom, Inc.	201,866
1,142	CACI International, Inc. - Class A(b)	222,621
4,394	Canon, Inc.(b)	121,925
3,396	Cisco Systems, Inc.	190,006
2,105	Cognizant Technology Solutions Corp. - Class A	153,581
1,765	Fidelity National Information Services, Inc.	204,616
2,786	Fujitsu Ltd.	204,533
7,706	Intel Corp.	393,314
1,039	Intuit, Inc.	260,851
6,620	Juniper Networks, Inc.	183,837
66,941	Konica Minolta, Inc.	672,197
2,666	Leidos Holdings, Inc.	195,898
4,131	Micron Technology, Inc.(b)	173,750
1,554	Microsoft Corp.	202,952
1,824	NXP Semiconductor NV	192,651
4,911	Oracle Corp.	271,726
3,266	SAP SE	421,017
3,709	Seagate Technology PLC	179,219
7,620	Symantec Corp.	184,480
2,048	Synopsys, Inc.(b)	247,972
2,512	Texas Instruments, Inc.	295,989
		6,448,578
Insurance — 3.8%
8,363	AXA SA	223,013
Shares		Value
Insurance (continued)
3,634	MetLife, Inc.	$167,636
742	Muenchener Rueckversicherungs- Gesellschaft AG	184,650
3,952	Prudential Financial, Inc.	417,766
1,914	Swiss Re AG	184,277
532	Zurich Insurance Group AG	169,585
		1,346,927
Materials — 5.6%
6,704	Domtar Corp.	327,826
108,779	Fortescue Metals Group Ltd.	549,683
6,891	Huntsman Corp.	153,256
1,562	Lyondellbasell Industries NV - Class A	137,815
15,525	Polymetal International PLC	163,680
13,780	Teck Resources Ltd. - Class B	325,857
3,357	Trinseo SA	150,897
4,575	Westrock Co.	175,589
		1,984,603
Real Estate — 4.1%
19,047	Castellum AB	342,455
102,064	Frasers Centrepoint Trust REIT	179,311
70,976	Hang Lung Properties Ltd.	167,058
24,730	Hongkong Land Holdings Ltd.	172,662
45,306	Hyprop Investments Ltd. REIT	221,556
19,811	Link REIT	231,471
34,999	Swire Properties Ltd.	142,422
		1,456,935
Utilities — 3.1%
14,189	Cia de Saneamento Basico do Estado de Sao Paulo	170,148
4,607	Exelon Corp.	234,727
2,368	Orsted A/S(c)	181,603
16,173	Red Electrica Corp SA	335,654
28,438	Terna Rete Elettrica Nazionale SpA	170,605
		1,092,737
Total Common Stocks (Cost $33,783,717)		35,256,697

INVESTMENT COMPANY — 0.8%
282,521	SEI Daily Income Trust Government II Fund, Class A, 2.25%(d)	282,521
Total Investment Company (Cost $282,521)		282,521

15

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Value
TOTAL INVESTMENTS — 99.9% (Cost $34,066,238)	$35,539,218
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	32,549
NET ASSETS — 100.0%	$35,571,767

(a)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $193,358 or 0.54% of net assets.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $374,384 which is 1.05% of net assets.
(d)	The rate shown represents the current yield as of April 30, 2019.

The following abbreviation is used in the report:

REIT- Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	18.1%
Industrials	14.8
Health Care	14.0
Consumer Discretionary	9.9
Consumer Staples	7.6
Energy	6.4
Materials	5.6
Communication Services	5.2
Real Estate	4.1
Insurance	3.8
Banks	3.6
Utilities	3.1
Diversified Financials	2.9
Other*	0.9
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments	April 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS** — 91.5%
ARGENTINA — 0.2%
21,802	Other Securities	$10,555,220
AUSTRALIA — 2.1%
129,757	Afren Plc(a)(b)	0
75,800	MYOB Group Ltd.(a)(b)	181,680
111,348	Quintis Ltd.(a)(b)	0
65,355	RCR Tomlinson Ltd.(a)(b)	0
4,364	Tiger Resources Ltd.(b)(c)	0
45,354,455	Other Securities	127,274,971
		127,456,651
AUSTRIA — 0.1%
274,195	Other Securities	7,242,145
BELGIUM — 0.5%
494	Aedifica SA REIT	44,372
201,000	Trony Solar Holdings Co. Ltd.(a)(b)	0
726,306	Other Securities	31,316,853
		31,361,225
BERMUDA — 0.9%
428,820	Argo Group International Holdings Ltd.	33,477,977
384,981	Other Securities	20,758,161
		54,236,138
BRAZIL — 0.3%
3,302,132	Other Securities	18,980,022
CAMBODIA — 0.0%
56,000	Other Securities	71,912
CANADA — 1.7%
2,679	Innergex Renewable Energy,Inc.	28,316
670,000	Ritchie Bros Auctioneers, Inc.	23,309,300
8,020,528	Other Securities	83,495,054
		106,832,670
CHILE — 0.0%
11,557,389	Other Securities	1,528,962
CHINA — 2.0%
70,000	China Animal Healthcare Ltd.(a)(b)(c)	4,462
472,000	China Huishan Dairy Holdings Co. Ltd.(a)(b)(c)	18,953
79,500	China Huiyuan Juice Group Ltd.(a)(b)(c)	3,839
164,000	China Taifeng Beddings Holdings Ltd.(a)(b)(c)	4,233
1,015,600	Coolpad Group Ltd.(b)(c)	14,526
302,000	CT Environmental Group Ltd.(a)(c)	13,089
63,000	Harmonicare Medical Holdings Ltd(a)(b)(c)	16,383

Shares		Value
CHINA (continued)
68,000	HOSA International Ltd.(a)(c)	$943
67,000	Real Gold Mining Ltd.(a)(b)(c)	2,246
255,000	Tenwow International Holdings Ltd.(a)(b)(c)	4,632
40,000	Zhejiang Glass Co. Ltd. - H Shares(a)(b)	0
161,567,755	Other Securities	123,498,198
		123,581,504
COLUMBIA — 0.0%
1,448,375	Other Securities	1,919,960
DENMARK — 1.1%
22,848	Proton Bank SA(a)(b)	0
1,182,430	Other Securities	64,729,070
		64,729,070
FAEROE ISLANDS — 0.0%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)	0
2,103	Other Securities	85,258
		85,258
FINLAND — 0.3%
1,315,044	Other Securities	20,625,411
FRANCE — 1.2%
318,059	Cellectis SA(b)(c)	6,326,225
3,875,886	Other Securities	64,438,367
		70,764,592
GABON — 0.0%
1,779	Mariella Burani SpA(a)(b)	0
311	Other Securities	54,382
		54,382
GEORGIA — 0.0%
9,532	Other Securities	164,757
GERMANY — 1.2%
2,279,534	Other Securities	71,223,546
GIBRALTAR — 0.0%
11,850	Other Securities	22,351
GREECE — 0.1%
80,140	Pike River Coal Ltd.(a)(b)	0
5,572,495	Other Securities	8,900,109
		8,900,109
HONG KONG — 1.3%
69,555	AED Oil Ltd.(a)(b)	0
74,000	Associated International Hotels Ltd.	216,044
504,000	Bel Global Resources Holdings Ltd.(a)(b)	0

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
HONG KONG (continued)
289,000	Brightoil Petroleum Holdings Ltd.(a)(b)(c)	$55,260
525,600	China Fiber Optic Network System Group Ltd.(a)(b)(c)	14,070
6,603,000	China High Precision Automation Group Ltd.(a)(b)	0
193,200	China Metal Recycling Holdings Ltd.(a)(b)	0
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)(c)	11,838
12,200	Deceuninck NV- VVPR Strip(a)(b)	0
108,000	Dynasty Fine Wines Group Ltd.(a)(b)(c)	19,825
168,234	EganaGoldpfeil Holdings Ltd.(a)(b)	0
108,500	Hopewell Holdings Ltd.(a)(b)	536,636
166,000	Hsin Chong Group Holdings Ltd.(a)(b)(c)	7,406
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)(c)	4,459
175,000	IPE Group Ltd.(c)	22,539
429,000	Mingfa Group International Co. Ltd.(a)(b)(c)	3,079
677	Movie Gallery, Inc.(a)(b)	0
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)(c)	4,681
48,000	Peace Mark Holdings Ltd.(a)(b)	0
121,000	Prodisc Technology, Inc.(a)(b)	0
261,000	Qunxing Paper Holdings Co. Ltd.(a)(b)(c)	12,576
10,943	RB Energy, Inc.(a)(b)	0
1,027	RP-SG Retail Ltd.(a)(b)	2,385
10,961	Sino-American Electronic Co. Ltd.(a)(b)	243
182,386	SMI Holdings Group Ltd.(a)(b)(c)	11,625
86,230	SNS REAAL NV(a)(b)	0
12,534	T Bank SA(a)(b)	0
31,091	TT Hellenic Postbank SA(a)(b)	0
44,000	Up Energy Development Group Ltd.(a)(b)(c)	136
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a)(b)	0
18,409,667	Wang On Group Ltd.(c)	208,749
44,673	Wintek Corp.(a)(b)(c)	496
142,840,101	Other Securities	81,560,373
		82,692,420
HUNGARY — 0.0%
38,948	Other Securities	729,617
INDIA — 0.6%
18,155,905	Other Securities	36,288,550
Shares		Value
INDONESIA — 0.2%
81,185,962	Other Securities	$10,560,586
IRELAND — 1.1%
576,745	Allegion Plc	57,230,406
43,303	COSMO Pharmaceuticals NV(b)(c)	4,085,051
391,710	Other Securities	4,415,024
		65,730,481
ISLE OF MAN — 0.0%
15,289	Other Securities	120,041
ISRAEL — 0.7%
39,839,013	Other Securities	45,519,841
ITALY — 0.7%
1,231,589	Banco Espirito Santo SA(a)(b)(c)	0
10,745,190	Other Securities	45,469,176
		45,469,176
JAPAN — 7.1%
786,800	Infomart Corp.(c)	11,447,394
28,912,129	Other Securities	425,724,372
		437,171,766
JERSEY CHANNEL ISLANDS — 0.2%
274,987	Other Securities	12,118,677
JORDAN — 0.0%
9,167	Other Securities	211,538
KOREA — 0.0%
56,756	Chennai Super Kings Cricket Ltd.(a)(b)(c)	344
LIECHTENSTEIN — 0.0%
1,216	Other Securities	103,794
LUXEMBOURG — 0.0%
93,153	Other Securities	1,819,552
MACAU — 0.0%
218,000	Other Securities	35,301
MALAYSIA — 0.1%
7,485,028	Other Securities	4,075,433
MALTA — 0.0%
14,841	Other Securities	129,603
MEXICO — 0.1%
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(c)	43,796
2,644,397	Other Securities	4,562,840
		4,606,636
MONACO — 0.0%
1,900	Other Securities	26,975
MONGOLIA — 0.0%
714,500	Other Securities	13,413

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
MOROCCO AND ANTILLES — 0.0%
77,800	Other Securities	$20,891
NETHERLANDS — 0.4%
8,231	Amagerbanken A/S(a)(b)	0
1,353,231	Other Securities	22,936,456
		22,936,456
NEW ZEALAND — 0.4%
6,753	CBL Corp. Ltd.(a)(b)(c)	2,681
16,549	Ebos Group Ltd.(a)	236,757
3,358,577	Other Securities	21,531,823
		21,771,261
NORWAY — 0.4%
11,789,283	Other Securities	27,533,455
PERU — 0.1%
320,686	Other Securities	4,821,002
PHILIPPINES — 0.0%
7,727,536	Other Securities	1,605,972
POLAND — 0.2%
6,198,413	Other Securities	13,906,523
PORTUGAL — 0.2%
4,079,767	Other Securities	12,455,310
PUERTO RICO — 0.1%
152,500	Other Securities	4,630,084
QATAR — 0.1%
555,584	Other Securities	4,259,184
ROMANIA — 0.0%
2,603	Other Securities	21,731
RUSSIA — 0.5%
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)	0
6,610	Uni Land SpA(a)(b)	0
3,232,546,978	Other Securities	31,237,630
		31,237,630
SAUDI ARABIA — 0.0%
963,836	Other Securities	2,836,180
SINGAPORE — 0.3%
21,700	Best World International Ltd.(a)	25,847
88,000	CW Group Holdings Ltd.(a)(c)	971
584,900	Ezion Holdings Ltd.(a)(b)(c)	18,492
76,000	Hyflux Ltd.(b)(c)	1,900
400,600	Midas Holdings Ltd.(a)(b)(c)	10,603
16,252,910	Other Securities	15,444,128
		15,501,941
SOUTH AFRICA — 0.5%
8,410,896	Other Securities	27,878,535
Shares		Value
SOUTH KOREA — 1.3%
93	CJ Corp. - Preference Shares(a)(b)(c)	$2,919
12,834	Hanwha General Insurance Co. Ltd.(b)	55,254
23	Lotte Chilsung Beverage Co. Ltd.(a)(b)	34,082
4,647	PSK, Inc.(a)(b)(c)	65,241
180	Pulmuone Co. Ltd.(a)(b)	19,878
4,342,159	Other Securities	78,333,494
		78,510,868
SPAIN — 0.5%
20,024	Caja de Ahorros del Mediterraneo(a)(b)	0
3,720,582	Other Securities	28,378,416
		28,378,416
SWEDEN — 1.1%
6,900,967	Other Securities	69,001,291
SWITZERLAND — 0.8%
2,103,211	Other Securities	49,290,749
TAIWAN — 1.6%
31,360	China Wire & Cable Co. Ltd.(a)(c)	21,058
145,814,518	Other Securities	98,828,495
		98,849,553
THAILAND — 0.2%
404,800	Energy Earth Public Co. Ltd. - FOR(a)(b)(c)	3,472
49,079,428	Other Securities	12,654,127
		12,657,599
TURKEY — 0.4%
18,968,004	Other Securities	21,571,329
UKRAINE — 0.0%
4,290	Other Securities	59,588
UNITED ARAB EMIRATES — 0.0%
3,925,619	Other Securities	1,122,373
UNITED KINGDOM — 4.2%
673,862	Adaptimmune Therapeutics Plc - ADR(b)(c)	3,234,538
87,391	Carillion Plc(a)(b)	0
235,082	Genus Plc(c)	7,402,726
579,795	Mcbride Plc(a)(b)(c)	756
2,830,105	Ocado Group Plc(b)(c)	50,382,623
5,827	Patisserie Holdings Plc(a)(c)	76
114,343	Renishaw Plc(c)	6,752,532
599,920	Xaar Plc(c)	760,237
33,986,589	Other Securities	186,195,884
		254,729,372
UNITED STATES — 54.4%
645,200	A.O. Smith Corp.	33,918,164

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
238,997	Advance Auto Parts, Inc.	$39,749,981
274,997	Alnylam Pharmaceuticals, Inc.(b)	24,568,232
232,522	ANSYS, Inc.(b)	45,527,808
847,282	Apergy Corp.(b)	33,628,623
375,412	AptarGroup, Inc.(c)	41,760,831
565,000	Avanos Medical, Inc.(b)	23,701,750
1,545,418	Axalta Coating Systems Ltd.(b)	41,695,378
302,800	Blackbaud, Inc.	24,009,012
506,795	Blackline, Inc.(b)	25,887,089
10,200	Camden National Corp.	448,596
319,200	CDW Corp.	33,707,520
635,690	Codexis, Inc.(b)(c)	12,523,093
389,800	CONMED Corp.	31,195,694
182,394	Cooper Cos., Inc.	52,879,668
731,915	CoreLogic, Inc.(b)(c)	29,723,068
163,678	Digimarc Corp.(b)(c)	4,875,968
520,120	Dover Corp.	50,992,565
306,135	Harris Corp.	51,583,748
7,800	Heritage Commerce Corp.	97,655
1,945,000	Hostess Brands, Inc.(b)	26,063,000
217,530	IDEX Corp.	34,078,250
330,109	Ingredion, Inc.	31,277,828
582,100	Integra LifeScience Holdings Corp.(b)	30,379,799
230,000	John Bean Technologies Corp.	25,251,700
92,950	Jurong Technologies Industrial Corp. Ltd.(a)(b)	0
1,068,655	KAR Auction Services, Inc.	60,357,634
199,055	Laboratory Corp of America Holdings(b)	31,832,876
110,579	Lendingtree, Inc.(b)	42,553,011
92,726	MarketAxess Holdings, Inc.	25,808,428
245,620	MSA Safety, Inc.	26,996,094
544,310	Nasdaq, Inc.	50,185,382
240,000	New Relic, Inc.(b)	25,257,600
1,200,000	Pure Storage, Inc. - Class A(b)	27,432,000
2,711,221	PureTech Health PLC(b)(c)	6,994,743
321,300	Q2 Holdings, Inc.(b)	24,232,446
11,219,450	Samsonite International SA(c)	32,177,145
425,000	Sensient Technologies Corp.	29,801,000
566,770	Six Flags Entertainment Corp.	30,089,819
327,780	STERIS PLC	42,932,624
439,155	Synopsys, Inc.(b)	53,172,887
155,000	Talend SA - ADR(b)	7,684,900
157,833	Teleflex, Inc.	45,168,648
350,000	TreeHouse Foods, Inc.(b)	23,443,000
355,000	UMB Financial Corp.	24,800,300
300,695	Verisk Analytics, Inc.(b)	42,440,092
118,516	Waters Corp.(b)	25,307,907
149,106	Wayfair, Inc. - Class A(b)	24,177,538
1,500,000	Welbilt, Inc.(b)	25,245,000
Shares		Value
UNITED STATES (continued)
302,940	West Pharmaceutical Services, Inc.	$37,500,943
393,155	Worldpay, Inc. - Class A(b)	46,081,698
1,006,690	Wyndham Hotels & Resorts, Inc.	56,092,767
1,487,044	Yext, Inc.(b)	32,581,134
44,637,312	Other Securities	1,679,761,367
		3,329,634,003
VIETNAM — 0.0%
1,771,925	Other Securities	1,455,611
Total Common Stocks (Cost $4,710,810,860)		5,604,436,536
INVESTMENT COMPANY — 0.8%
48,993,806	SEI Daily Income Trust Government II Fund, Class A 2.25%(d)	48,993,806
Total Investment Company (Cost $48,993,805)		48,993,806
EXCHANGE-TRADED FUNDS — 5.4%
1,125,000	iShares Russell 2000 Index Fund ETF	178,076,250
751,000	SPDR S&P Regional Banking ETF	41,905,800
1,802,000	VanEck Vectors Gold Miners ETF	37,643,780
2,398,000	VanEck Vectors Junior Gold Miners ETF	70,333,340
Total Exchange-Traded Funds (Cost $331,145,583)		327,959,170
RIGHTS/WARRANTS** — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights, Expiring 12/1/2049(a)(b)	—
1,710	Centrebet Litigation Units, Expiring 12/1/2049(a)(b)	—
		—
BELGIUM — 0.0%
494	Other Securities	2,161
CHINA — 0.0%
619	China International Marine, Expiring 12/31/2019(a)	—
GREECE — 0.0%
9,600	Ligand Pharmaceuticals, Inc. Contingent Value Rights(a)(b)	—
HONG KONG — 0.0%
128,742	GVC Holdings Plc. - CVR Shares, Expiring 12/31/2030(a)(b)	—

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
HONG KONG (continued)
9,812	Intercell Contigent Value Rights AG, Expiring 5/22/2029(a)(b)	$—
		—
INDIA — 0.0%
92	Other Securities	195
137,357	Other Securities	—
		195
INDONESIA — 0.0%
796,300	Other Securities	14,753
KOREA — 0.0%
7,410	Other Securities	9,134
SPAIN — 0.0%
169,647	Other Securities	—
Total Rights/Warrants (Cost $1,825)		26,243

Principal
Amount
U.S. GOVERNMENT AGENCIES — 0.6%
Federal Home Loan Bank — 0.6%
39,000,000	2.30%, 05/01/2019(e)	39,000,000
Total U.S. Government Agencies (Cost $39,000,000)		39,000,000

Shares
CASH SWEEP — 1.0%
61,263,240	Citibank - US Dollars on Deposit in Custody Account, 0.12%(b)(d)	61,263,240
Total Cash Sweep (Cost $61,263,240)		61,263,240
TOTAL INVESTMENTS — 99.3% (Cost $5,191,215,313)		6,081,678,995
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		41,993,044
NET ASSETS — 100.0%		$6,123,672,039

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $22,056,910 or 0.36% of net assets.
(d)	The rate shown represents the current yield as of April 30, 2019.
(e)	The rate represents the annualized yield at time of purchase.
**	“Other Securities” represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any issuers not classified as illiquid or Level 3 investments, as of April 30, 2019.

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission(“SEC”). The complete Portfolio of Investments is available(i) without charge, upon request, by calling (800) 607-2200;and (ii) on the SEC’s website at http://www.sec.gov.

Level 3 common stocks and rights with a value of $1,378,352 (cost of $6,794,871) or 0.02% of net assets were fair valued by the Board of Directors.

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	16.6%
Information Technology	15.6
Health Care	14.8
Consumer Discretionary	12.4
Banks	6.9
Materials	6.8
Consumer Staples	5.6
Diversified Financials	3.7
Real Estate	2.9
Utilities	2.3
Energy	2.2
Insurance	2.0
Telecommunication Services	1.6
Financials	1.2
Other*	5.4
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

21

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments	April 30, 2019
(Unaudited)

Contracts		Value
CALL OPTIONS PURCHASED — 0.2%
60,000	iShares China Large-Cap ETF, Strike $46.00, Expires 05/03/19, (Notional amount $276,000,000)	$60,000
2,000	S&P 500 Index, Strike $2,930.00, Expires 05/10/19, (Notional amount $586,000,000)	6,180,000
1,500	S&P 500 Index, Strike $2,955.00, Expires 05/17/19, (Notional amount $443,250,000)	2,955,000
100,000	VanEck Vectors Gold Miners ETF, Strike $24.00, Expires 05/17/19, (Notional amount $240,000,000)	100,000
50,000	VanEck Vectors Gold Miners ETF, Strike $25.00, Expires 09/20/19, (Notional amount $125,000,000)	1,150,000
Total Call Options Purchased (Cost $18,048,483)		10,445,000

PUT OPTIONS PURCHASED — 0.1%
180,000	Invesco DB US Dollar Index Bullish Fund Strike $26.00, Expires 06/21/19, (Notional amount $468,000,000)	2,520,000
40,000	iShares China Large-Cap ETF, Strike $43.50, Expires 05/17/19, (Notional amount $174,000,000)	1,120,000
75,000	iShares MSCI EAFE ETF, Strike $65.00, Expires 05/10/19, (Notional amount $487,500,000)	0
2,000	S&P 500 Index, Strike $2,700.00, Expires 05/24/19, (Notional amount $540,000,000)	660,000
Total Put Options Purchased (Cost $14,201,365)		4,300,000

Principal Amount
BANK LOANS — 0.5%
UNITED STATES — 0.5%
$3,345,455	Caliber Home Loans, Inc., (LIBOR + 3.250%), 0.00%, 04/24/21(a),(b),(c)	3,337,091
10,070,554	Chimera Special Holding LLC First Lien Term Loan, 4.00%, 10/06/19(a),(b),(c)	10,070,554
8,516,288	Lstar 18-1 Securities Financing, 4.00%, 04/01/21(a),(b),(c)	8,486,481
Principal Amount			Value
UNITED STATES (continued)
$6,079,433		Roundpoint Mortgage Servicing Corp., (LIBOR + 3.380%), 3.00%, 08/27/20(a),(b),(c)	$6,081,257
Total Bank Loans (Cost $27,992,126)			27,975,383

CORPORATE BONDS — 3.9%
ARGENTINA — 0.1%
1,580,000		Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(d)	1,445,700
1,000,000		Pampa Energia SA, 7.38%, 07/21/23(d)	897,500
500,000		YPF SA, 8.50%, 03/23/21(d)	488,350
			2,831,550
AUSTRIA — 0.1%
750,000		Klabin Austria GmbH, 7.00%, 04/03/49(d)	751,875
850,000(e	)	Sappi Papier Holding GmbH, 4.00%, 04/01/23(d)	981,965
1,000,000(e	)	Volksbank Wien AG, (5 yr. CMS + 7.880%), 7.75%, 10/09/67(f)	1,127,055
			2,860,895
BRAZIL — 0.1%
1,000,000		BRF SA, 4.75%, 05/22/24(d)	970,000
1,500,000		CSN Resources SA, 6.50%, 07/21/20(d)	1,522,500
1,000,000		Globo Comunicacao e Participacoes SA, 4.84%, 06/08/25(d)	989,010
1,000,000		Nexa Resources SA, 5.38%, 05/04/27(d)	1,039,000
			4,520,510
CANADA — 0.1%
500,000		Baytex Energy Corp., 5.63%, 06/01/24(g)	473,750
1,000,000		Bombardier, Inc., 6.00%, 10/15/22(g)	1,000,625
500,000		Bombardier, Inc., 7.50%, 12/01/24(g)	508,350
500,000		First Quantum Minerals Ltd., 7.25%, 04/01/23(g)	495,250
500,000		MEG Energy Corp., 6.50%, 01/15/25(g)	502,500
1,000,000		Mercer International, Inc., 7.38%, 01/15/25(g)	1,055,625

22

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount			Value
CANADA (continued)
$500,000		Parkland Fuel Corp., 6.00%, 04/01/26(g)	$508,750
			4,544,850
CAYMAN ISLANDS — 0.3%
5,220,764		Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 7.59%, 02/12/23(g),(h)	$5,279,498
630,000		Banco do Brasil SA, 4.75%, 03/20/24(d)	643,671
1,000,000		Banco do Brasil SA, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 7.780%), 8.50%, 04/20/68(d),(i)	1,064,700
1,000,000		Emirates Reit Sukuk Ltd., 5.13%, 12/12/22	961,680
1,000,000		Itau Unibanco Holding SA, 5.13%, 05/13/23(d)	1,042,000
1,000,000		Latam Finance Ltd., 7.00%, 03/01/26(g)	1,023,750
1,000,000		MAF Global Securities Ltd., (5 yr. Swap Semi 30/360 US + 3.480%), 5.50%, 09/07/67(i)	965,440
1,725,000(j	)	UPCB Finance VII Ltd., 3.63%, 06/15/29(d)	2,029,088
			13,009,827
CHINA — 0.1%
1,000,000		China Aoyuan Group Ltd., 8.50%, 01/23/22	1,051,910
600,000		China Cinda Asset Management Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.290%), 4.45%, 09/30/67(i)	582,750
1,000,000		China Evergrande Group, 8.25%, 03/23/22	958,682
1,000,000		Easy Tactic Ltd., 8.75%, 01/10/21	1,036,111
1,000,000		Future Land Development Holdings Ltd., 7.50%, 01/22/21	1,020,404
500,000		Greenland Global Investment Ltd., 5.25%, 02/12/21	493,766
1,000,000		Logan Property Holdings Co. Ltd., 7.50%, 08/25/22	1,024,665
			6,168,288
COLUMBIA — 0.0%
1,000,000		Bancolombia SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.930%), 4.88%, 10/18/27(i)	1,015,000
Principal Amount			Value
CURACAO — 0.0%
$1,000,000		Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	$982,500
DOMINICAN REPUBLIC — 0.0%
920,000		Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(d)	963,700
FRANCE — 0.2%
875,000(e	)	Altice France SA, 5.88%, 02/01/27(d)	1,040,465
1,000,000(e	)	Casino Guichard Perrachon SA, STEP,, 4.50%, 03/07/24	1,097,025
900,000(e	)	Electricite de France SA, (6 yr. Euro Swap + 3.440%), 4.00%, 10/04/67(i)	1,059,714
575,000(e	)	Getlink SE, 3.63%, 10/01/23	673,952
800,000(e	)	La Financiere Atalian SASU, 4.00%, 05/15/24(d)	668,878
375,000(e	)	Louvre Bidco SAS, 4.25%, 09/30/24(d)	415,344
750,000(e	)	Loxam SAS, 3.50%, 05/03/23(d)	855,807
650,000(e	)	Orano SA, 4.88%, 09/23/24	810,477
700,000(e	)	Orano SA, 3.38%, 04/23/26	792,032
			7,413,694
GERMANY — 0.1%
1,375,000(e)		thyssenkrupp AG, 2.88%, 02/22/24	1,593,099
1,600,000(e)		Unitymedia GmbH, 3.75%, 01/15/27(d)	1,896,972
			3,490,071
HONG KONG — 0.1%
1,000,000		Bank of East Asia Ltd. (The), (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.830%), 5.50%, 06/02/67(i)	1,005,171
1,000,000		Health & Happiness H&H International Holdings Ltd., 7.25%, 06/21/21(d)	1,021,722
1,000,000		Industrial & Commercial Bank of China Asia Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.140%), 4.25%, 01/21/68(i)	991,220
1,000,000		Shimao Property Holdings Ltd., 4.75%, 07/03/22	1,000,298

23

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount			Value
HONG KONG (continued)
$1,000,000		Yingde Gases Investment Ltd., 6.25%, 01/19/23(d)	$1,006,070
			5,024,481
HUNGARY — 0.0%
775,000(e	)	MOL Hungarian Oil & Gas Plc, 2.63%, 04/28/23	925,796
INDIA — 0.1%
1,000,000		Azure Power Energy Ltd., 5.50%, 11/03/22(d)	990,070
500,000		Delhi International Airport Ltd., 6.13%, 02/03/22	516,694
1,100,000		GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)	984,511
1,000,000		ReNew Power Synthetic, 6.67%, 03/12/24(d)	1,009,999
1,000,000		Vedanta Resources Plc, 8.25%, 06/07/21(d)	1,032,700
950,000		Vedanta Resources Plc, 6.38%, 07/30/22(d)	926,725
			5,460,699
INDONESIA — 0.1%
1,129,000		Chandra Asri Petrochemical Tbk PT, 4.95%, 11/08/24(d)	1,067,625
1,000,000		Saka Energi Indonesia PT, 4.45%, 05/05/24(d)	987,208
958,000		Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)	953,816
			3,008,649
IRELAND — 0.1%
1,250,000(e	)	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.75%, 05/15/24(d)	1,478,891
1,025,000		Eurochem Finance DAC, 5.50%, 03/13/24(d)	1,038,448
775,000(e	)	Smurfit Kappa Acquisitions ULC, 4.13%, 01/30/20(d)	895,182
1,210,000(k	)	Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24(d)	1,626,801
			5,039,322
ISLE OF MAN — 0.0%
475,000(j	)	Playtech Plc, 3.75%, 10/12/23	550,477
ITALY — 0.2%
850,000(e	)	Almaviva-The Italian Innovation Co. SpA, 7.25%, 10/15/22(d)	903,538
Principal Amount			Value
ITALY (continued)
$900,000(e	)	Banco BPM SpA, (5 yr. Euro Swap + 4.180%), 4.38%, 09/21/27(i)	$1,001,209
800,000(e	)	Fire BC SpA, (3 mo. EURIBOR + 4.750%), 4.75%, 09/30/24(d),(h)	901,843
825,000(e	)	Intesa Sanpaolo SpA, (5 yr. Euro Swap + 7.190%), 7.75%, 07/11/67(i)	1,040,304
900,000(e	)	Pro-Gest SpA, 3.25%, 12/15/24(d)	967,553
1,675,000(e	)	Telecom Italia SpA/Milano, 4.00%, 04/11/24	1,968,256
1,190,000(e	)	UniCredit SpA, (5 yr. Euro ICE Swap + 7.330%), 7.50%, 06/03/67(i)	1,398,108
			8,180,811
JAPAN — 0.0%
800,000(j	)	SoftBank Group Corp., 4.75%, 07/30/25	989,201
700,000(j	)	SoftBank Group Corp., 5.00%, 04/15/28	843,026
			1,832,227
JERSEY CHANNEL ISLANDS — 0.0%
1,650,000(j	)	LHC3 Plc, 4.13% cash or 4.88% PIK, 4.13%, 08/15/24	1,886,453
LUXEMBOURG — 0.4%
600,000		Altice Finco SA, 7.63%, 02/15/25(d)	561,375
1,150,000(e	)	Altice Luxembourg SA, 7.25%, 05/15/22(b),(d)	1,315,497
500,000(e	)	CPI Property Group SA, (5 yr. Euro Swap + 4.944%), 4.88%, 10/16/67(f)	524,641
1,850,000(e	)	CPI Property Group SA, (5 yr. Euro Swap + 4.150%), 4.38%, 11/09/67(i)	1,966,319
1,021,000(e	)	Crystal Almond Sarl, 10.00%, 11/01/21(d)	1,225,103
500,000		Dana Financing Luxembourg Sarl, 5.75%, 04/15/25(g)	510,000
1,200,000(e	)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(d)	1,270,715
125,000(k	)	Garfunkelux Holdco 3 SA, 8.50%, 11/01/22(d)	151,468
1,000,000(e	)	Gazprom OAO Via Gaz Capital SA, 2.95%, 01/24/24.	1,182,306
1,110,000		Hidrovias International Finance Sarl, 5.95%, 01/24/25(d)	1,102,452
150,000(e	)	Holcim Finance Luxembourg SA, (5 yr. Euro Swap + 3.074%), 3.00%, 07/05/67(f)	167,822

24

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount			Value
LUXEMBOURG (continued)
$500,000		JSL Europe SA, 7.75%, 07/26/24(d)	$500,130
1,400,000(e	)	Lincoln Financing SARL, 3.63%, 04/01/24(d)	1,609,895
250,000(e	)	Lincoln Financing SARL, (3 mo. EURIBOR + 3.875%), 3.88%, 04/01/24(d),(h)	283,143
500,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 04/15/20(g)	497,500
1,475,000		Matterhorn Telecom SA, 3.63%, 05/01/22	1,454,474
450,000		Millicom International Cellular SA, 6.25%, 03/25/29(d)	465,750
975,000		Minerva Luxembourg SA, 6.50%, 09/20/26(d)	963,544
1,145,000		Rede D’or Finance Sarl, 4.95%, 01/17/28(d)	1,076,300
850,000(e	)	Rossini Sarl, 6.75%, 10/30/25(d)	1,028,193
275,000(e	)	SES SA, (5 yr. Euro Swap + 4.660%), 4.63%, 01/02/68(i)	325,405
1,050,000(e	)	SES SA, (5 yr. Euro Swap + 5.400%), 5.63%, 01/29/68(i)	1,286,679
925,000(e	)	Swissport Financing Sarl, 6.75%, 12/15/21(d)	1,071,218
850,000(e	)	Takko Luxembourg 2 SCA, 5.38%, 11/15/23(d)	793,675
500,000		Topaz Marine SA, 9.13%, 07/26/22(d)	508,790
900,000		Ultrapar International SA, 5.25%, 10/06/26(d)	916,956
			22,759,350
MEXICO — 0.0%
420,000(j	)	Cemex SAB de CV, 3.13%, 03/19/26(d)	481,579
500,000		Grupo Posadas SAB de CV, 7.88%, 06/30/22(d)	493,750
			975,329
NETHERLANDS — 0.4%
500,000		Constellium NV, 5.88%, 02/15/26(g)	507,500
750,000(e	)	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 5.38%, 05/01/23(d)	849,733
1,400,000(e	)	NE Property BV, 1.75%, 11/23/24	1,446,224
500,000		Petrobras Global Finance BV, 7.38%, 01/17/27	557,900
3,040,000		Petrobras Global Finance BV, 5.75%, 02/01/29	3,047,600
Principal Amount			Value
NETHERLANDS (continued)
$925,000		Petrobras Global Finance BV, 6.88%, 01/20/40	$949,281
890,000(e	)	PPF Arena 1 BV, 3.13%, 03/27/26	1,002,720
900,000(e	)	Promontoria Holding 264 BV, 6.75%, 08/15/23(d)	1,044,690
1,125,000(e	)	Sigma Holdco BV, 5.75%, 05/15/26(d)	1,212,405
500,000		Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26(g)	522,500
1,900,000(e	)	Telefonica Europe BV, (6 yr. Euro Swap + 4.110%), 4.38%, 03/14/68(i)	2,221,618
800,000(e	)	Telefonica Europe BV, (10 yr. Euro Swap + 4.300%), 5.88%, 03/31/68(i)	1,009,449
1,150,000(e	)	Teva Pharmaceutical Finance Netherlands II BV, 1.25%, 03/31/23	1,225,424
950,000(e	)	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24	958,972
1,000,000		Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	960,832
1,500,000		VEON Holdings BV, 4.95%, 06/16/24(d)	1,522,980
1,000,000(e	)	Ziggo BV, 4.25%, 01/15/27(d)	1,169,116
			20,208,944
PHILIPPINES — 0.0%
1,000,000		VLL International, Inc., 5.75%, 11/28/24	999,617
PORTUGAL — 0.1%
900,000(e	)	Banco Comercial Portugues SA, (5 yr. Euro Swap + 4.270%), 4.50%, 12/07/27(i)	999,350
900,000(e	)	EDP - Energias de Portugal SA, (5 yr. Euro Swap + 4.290%), 4.50%, 04/30/79(i)	1,081,949
			2,081,299
ROMANIA — 0.0%
175,000(e	)	Digi Communications NV, 5.00%, 10/15/23(d)	204,061
875,000(e	)	Globalworth Real Estate Investments, Ltd., REIT, 3.00%, 03/29/25	1,021,651
			1,225,712

25

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount			Value
RUSSIA — 0.0%
$1,000,000		Evraz Plc, 5.38%, 03/20/23(d)	$1,023,300
SINGAPORE — 0.1%
1,145,000		ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28	1,069,451
1,000,000		Global Prime Capital Pte Ltd., 5.50%, 10/18/23	972,949
1,000,000		Jubilant Pharma Ltd., 6.00%, 03/05/24	1,008,581
1,000,000(j	)	Mulhacen Pte Ltd., 6.50% cash or 7.25% PIK, 6.50%, 08/01/23	1,135,624
1,000,000		Pakuwon Prima Pte Ltd., 5.00%, 02/14/24	991,690
			5,178,295
SLOVENIA — 0.0%
675,000(e	)	United Group BV, (3 mo. EURIBOR + 4.380%), 4.38%, 07/01/23(d),(h)	757,522
SOUTH AFRICA — 0.0%
1,000,000		FirstRand Bank Ltd., (5 yr. Swap Semi 30/360 US + 3.560%), 6.25%, 04/23/28(i)	1,022,620
SOUTH KOREA — 0.0%
550,000		KDB Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.658%), 7.50%, 05/21/48(f)	529,375
SPAIN — 0.1%
900,000(e	)	Abanca Corp. Bancaria SA, (5 yr. Euro Swap + 5.930%), 6.13%, 01/18/29(i)	1,042,197
700,000(e	)	Banco de Sabadell SA, (5 yr. Euro Swap + 5.100%), 5.38%, 12/12/28(i)	842,938
900,000(e	)	Bankia SA, (5 yr. Euro Swap + 3.620%), 3.75%, 02/15/29(i)	1,044,577
600,000(e	)	Ibercaja Banco SA, (5 yr. Euro Swap + 6.810%), 7.00%, 07/06/67(i)	673,804
1,000,000(e	)	Naviera Armas SA, (3 mo. EURIBOR + 6.500%), 6.50%, 07/31/23(d),(h)	1,121,032
575,000(e	)	Tasty Bondco 1 SA, 6.25%, 05/15/26(d)	650,566
			5,375,114
SWEDEN — 0.1%
1,375,000(e	)	Akelius Residential Property AB, (5 yr. Euro Swap + 3.488%), 3.88%, 10/05/78(f)	1,594,024
Principal Amount			Value
SWEDEN (continued)
$775,000(e	)	Fastighets AB Balder, (5 yr. Euro Swap + 2.900%), 3.00%, 03/07/78(i)	$861,540
			2,455,564
TURKEY — 0.1%
1,000,000		Akbank T.A.S., 5.00%, 10/24/22(d)	922,000
1,120,000		KOC Holding AS, 6.50%, 03/11/25(d)	1,079,411
1,000,000		QNB Finansbank AS, 6.88%, 09/07/24(d)	974,744
1,000,000		Turk Telekomunikasyon AS, 6.88%, 02/28/25(d)	955,180
1,000,000		Turkiye Garanti Bankasi AS, 5.25%, 09/13/22(d)	933,164
1,030,000		Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26(d)	989,902
			5,854,401
UNITED ARAB EMIRATES — 0.0%
1,000,000		ADES International Holding Plc, 8.63%, 04/24/24(d)	1,008,448
1,000,000		DAE Funding LLC, 5.00%, 08/01/24(g)	1,027,500
			2,035,948
UNITED KINGDOM — 0.4%
700,000(j	)	Algeco Global Finance Plc, 6.50%, 02/15/23(d)	823,594
1,000,000		AngloGold Ashanti Holdings Plc, 6.50%, 04/15/40	1,037,870
1,000,000		Arqiva Broadcast Finance Plc, 6.75%, 09/30/23	1,401,802
600,000		Bracken MidCo1 Plc, 8.88% cash or 8.88% PIK, 8.88%, 10/15/23	774,610
350,000		Co-operative Group Holdings 2011 Ltd., STEP, 6.88%, 07/08/20	477,852
700,000		CYBG Plc, (5 yr. US Govt bonds Generic Bid Yield + 7.130%), 7.88%, 12/14/28(i)	1,004,082
1,375,000		Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(g)	1,361,731
700,000		Jerrold Finco Plc, 6.25%, 09/15/21(d)	928,593
600,000		Kennedy Wilson Europe Real Estate Plc, 3.95%, 06/30/22	795,602
1,200,000(j	)	Kennedy Wilson Europe Real Estate Plc, 3.25%, 11/12/25	1,370,491

26

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
UNITED KINGDOM (continued)
$2,000,000	MARB BondCo Plc, 7.00%, 03/15/24(d)	$2,039,620
1,250,000	Perform Group Financing Plc, 8.50%, 11/15/20(d)	1,648,666
800,000	Saga Plc, 3.38%, 05/12/24	921,148
1,275,000(j)	Titan Global Finance Plc, 3.50%, 06/17/21	1,505,051
1,475,000(j)	Travelex Financing Plc, 8.00%, 05/15/22(d)	1,687,123
1,000,000	Tullow Oil Plc, 6.25%, 04/15/22(b),(d)	1,007,500
775,000	Vodafone Group Plc, (5 yr. GBP Swap + 3.267%), 4.88%, 10/03/78(f)	999,578
450,000(j)	Vodafone Group Plc, (5 yr. Euro Swap + 2.670%), 3.10%, 01/03/79(i)	505,146
375,000	William Hill Plc, 4.75%, 05/01/26	495,725
		20,785,784
UNITED STATES — 0.5%
950,000(j)	Adient Global Holdings Ltd., 3.50%, 08/15/24(d)	918,695
500,000	Allegheny Technologies, Inc., 7.88%, 08/15/23	541,105
1,425,000(j)	Alliance Data Systems Corp., 4.50%, 03/15/22(d)	1,634,906
775,000(j)	Alliance Data Systems Corp., 5.25%, 11/15/23(d)	905,317
280,122	Ambac Assurance Corp., 5.10%, 06/07/20(g)	395,672
500,000	Avantor, Inc., 6.00%, 10/01/24(g)	521,719
1,000,000	Bausch Health Cos, Inc., 6.13%, 04/15/25(g)	1,011,250
1,000,000	BCD Acquisition, Inc., 9.63%, 09/15/23(g)	1,062,500
500,000	Berry Petroleum Co. LLC, 7.00%, 02/15/26(g)	490,625
700,000	BWAY Holding Co., 5.50%, 04/15/24(g)	695,205
1,000,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(g)	977,500
1,500,000	CEMEX Finance LLC, 6.00%, 04/01/24(d)	1,545,600
1,000,000	Clearway Energy Operating LLC, 5.75%, 10/15/25(g)	1,022,500
1,000,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 05/15/25(g)	930,000
Principal Amount			Value
UNITED STATES (continued)
$1,000,000		CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(g)	$987,500
500,000		Eagle Holding Co. II LLC, 7.63% cash or 8.38% PIK, 7.63%, 05/15/22(g)	502,500
500,000		Greif, Inc., 6.50%, 03/01/27(g)	515,000
1,000,000		H&E Equipment Services, Inc., 5.63%, 09/01/25	1,015,000
500,000		JB Poindexter & Co., Inc., 7.13%, 04/15/26(g)	510,000
1,210,000		JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 04/15/29(g)	1,282,600
810,000		Kosmos Energy Ltd., 7.13%, 04/04/26(d)	811,782
500,000(j)		MPT Operating Partnership LP / MPT Finance Corp., REIT, 3.33%, 03/24/25	591,562
650,000(j)		MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	795,648
150,000(j)		Netflix, Inc., 3.63%, 05/15/27	176,152
675,000		Netflix, Inc., 3.88%, 11/15/29(d)	775,095
200,000(j)		Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 4.38%, 05/15/26(d)	230,209
450,000		Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.25%, 05/15/26(g)	468,563
150,000		Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 05/15/27(g)	155,100
500,000		Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/27(g)	511,250
375,000(j	)	Quintiles IMS, Inc, 3.50%, 10/15/24(d)	430,822
3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(g)	3,416,898
500,000		Springleaf Finance Corp., 7.13%, 03/15/26	536,875
500,000		TransDigm, Inc., 6.50%, 07/15/24	506,563
500,000		Verscend Escrow Corp., 9.75%, 08/15/26(g)	528,750
42,119,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 02/04/49(a),(c)	0
21,131,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 06/16/49(a),(c)	0

27

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$9,840,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 11/06/49(a),(c)	$0
3,000,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(a),(c)	0
		27,400,463
VIRGIN ISLANDS — 0.0%
500,000	RKPF Overseas 2019 B Ltd., 7.75%, 04/18/21	521,625
500,000	Wanda Properties International Co. Ltd., 7.25%, 01/29/24	507,908
		1,029,533
Total Corporate Bonds (Cost $200,456,298)		201,407,970
GOVERNMENT BONDS — 2.6%
CANADA — 1.7%
115,700,000	Canadian Government Bond, 1.25%, 02/01/20	86,067,258
UNITED KINGDOM — 0.9%
36,000,000	United Kingdom Gilt, 4.75%, 03/07/20	48,524,209
Total Government Bonds (Cost $139,366,365)		134,591,467
ASSET-BACKED SECURITIES — 14.2%
CAYMAN ISLANDS — 3.9%
Collateralized Loan Obligations — 3.1%
11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, (3 mo. LIBOR US + 5.690%), 8.29%, 07/15/26(a),(g),(h)	10,650,995
7,500,000	Adams Mill CLO Ltd., Series 2014-1A, Class SUB, 0.00%, 07/15/26(a),(f),(g)	963,912
1,000,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 7.250%), 9.85%, 01/15/29(g),(h)	1,000,442
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.700%), 8.29%, 04/20/31(g),(h)	918,129
1,000,000	Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 8.59%, 10/20/27(g),(h)	999,974
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$2,533,500	Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 8.55%, 01/15/27(a),(g),(h)	$2,526,727
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 8.05%, 04/13/27(g),(h)	1,489,046
1,000,000	Burnham Park CLO Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.400%), 7.99%, 10/20/29(g),(h)	930,892
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.300%), 7.89%, 04/20/27(g),(h)	1,477,971
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class DR, (3 mo. LIBOR US + 4.350%), 6.93%, 04/27/27(g),(h)	933,929
1,357,178	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 11.09%, 10/20/27(a),(g),(h)	1,313,099
500,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.200%), 7.79%, 04/20/27(g),(h)	481,878
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 7.000%), 9.59%, 10/20/29(g),(h)	1,000,626
17,550,000	CBAM CLO Management, Series 2019-10A, Class SUB, 0.00%, 04/20/32(f),(g)	16,672,500
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 0.00%, 01/20/31(a),(f),(g)	8,191,212
1,000,000	Cumberland Park CLO Ltd., Series 2015-2A, Class ER, (3 mo. LIBOR US + 5.650%), 8.24%, 07/20/28(g),(h)	988,745
11,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.000%), 7.60%, 04/15/27(g),(h)	11,095,023
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 04/15/27(a),(f),(g)	11,972,892
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 10/20/31(a),(f)	4,041,152
7,400,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, (3 mo. LIBOR US + 8.150%), 10.73%, 10/20/31(h)	6,706,442

28

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 7.60%, 01/15/28(g),(h)	$1,188,088
1,000,000	Rockford Tower CLO Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 8.68%, 10/15/29(g),(h)	969,003
11,000,000	Romark CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.650%), 9.24%, 10/23/30(g),(h)	10,867,966
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 0.00%, 10/23/30(f),(g)	3,935,152
15,100,000	Romark CLO Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 6.250%), 8.83%, 07/25/31(g),(h)	14,248,751
5,000,000	Romark CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/25/31(f),(g)	3,761,406
21,591,392	Romark WM-R Ltd., Series 2014-1A, Class SUB, 0.00%, 04/20/31(a),(f),(g)	11,545,900
1,250,000	Shackleton CLO Ltd., Series 2017-10A, Class E, (3 mo. LIBOR US + 6.220%), 8.81%, 04/20/29(g),(h)	1,178,739
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, (3 mo. LIBOR US + 5.500%), 8.09%, 07/20/27(g),(h)	976,069
500,000	Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.650%), 9.24%, 01/23/29(g),(h)	500,198
1,000,000	Teacher’s Insurance & Annuity CLO II Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.850%), 8.44%, 04/20/29(g),(h)	937,876
5,500,000	THL Credit Wind River CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/15/30(a),(f),(g)	4,748,446
1,250,000	Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.500%), 7.09%, 07/20/28(g),(h)	1,251,374
1,500,000	Voya CLO Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 6.950%), 9.54%, 07/19/28(g),(h)	1,499,939
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.350%), 6.94%, 07/20/28(g),(h)	1,000,767
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.200%), 9.79%, 07/20/28(g),(h)	$1,000,462
4,500,000	York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 8.99%, 10/20/29(a),(g),(h)	4,353,632
4,000,000	York CLO-3 Ltd., Series 2016-1A, Class SUB, 0.00%, 10/20/29(f),(g)	2,847,865
6,375,000	York CLO-3 Ltd., Series 2018-1A, Class SUB, 0.00%, 10/22/31(a),(f),(g)	4,548,513
1,000,000	York CLO-4 Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 6.940%), 9.53%, 01/20/30(g),(h)	1,001,741
		156,717,473
Other Asset-Backed Securities — 0.8%
2,800,000	ALM Loan Funding Ltd., Series 2012-6A, Class DR3, (3 mo. LIBOR US + 5.050%), 7.65%, 07/15/26(a),(g),(h)	2,684,363
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, (3 mo. LIBOR US + 7.140%), 9.74%, 10/15/28(g),(h)	1,000,931
2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class DR2, (3 mo. LIBOR US + 5.100%), 7.70%, 07/15/27(g),(h)	1,914,498
3,881,631	Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(f),(g)	2,036,122
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR US + 5.250%), 7.84%, 04/22/27(g),(h)	1,901,449
12,131,250	Atrium XIII, Series 13A, Class SUB, 0.00%, 11/21/47(a),(f),(g)	10,661,982
3,250,000	CIFC Funding Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.750%), 9.34%, 10/21/28(a),(g),(h)	3,251,685
1,750,000	HPS Loan Management Ltd., Series 2016-10A, Class D, (3 mo. LIBOR US + 6.500%), 9.09%, 01/20/28(g),(h)	1,702,363
750,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class INC, 0.00%, 04/20/31(f),(g)	441,033
2,000,000	Madison Park Funding XVI, Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 8.09%, 04/20/26(g),(h)	1,991,926

29

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$1,000,000	OZLM XV Ltd., Series 2016-15A, Class D, (3 mo. LIBOR US + 7.150%), 9.74%, 01/20/29(g),(h)	$1,000,114
6,750,000	Romark WM-R Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.260%), 7.85%, 04/20/31(g),(h)	5,941,179
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. LIBOR US + 8.100%), 10.69%, 04/20/31(g),(h)	6,794,645
		41,322,290
		198,039,763
UNITED STATES — 10.3%
Collateralized Loan Obligations — 0.1%
3,991,300	Ari Investments LLC, 4.48%, 01/06/25(a),(c)	3,991,300
3,308,033	CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.65%, 05/15/36(h)	3,194,964
		7,186,264
Other Asset-Backed Securities — 10.2%
5,197,887	Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(g)	5,352,257
1,448,330	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(c),(f),(g)	651,749
2,785,650	Ajax Mortgage Loan Trust, Series 2018-A, Class A, 3.85%, 04/25/58(g)	2,792,127
781,512	Ajax Mortgage Loan Trust, Series 2018-A, Class B, 0.00%, 04/25/58(c),(g)	429,832
7,529,052	Ajax Mortgage Loan Trust, Series 2018-D, Class A, 3.75%, 08/25/58(a),(c),(f),(g)	7,434,939
1,836,579	Ajax Mortgage Loan Trust, Series 2018-D, Class B, 0.00%, 08/25/58(c),(f),(g)	1,028,484
1,312,500	Ajax Mortgage Loan Trust, Series 2018-E, Class B, 5.25%, 06/25/58(f),(g)	1,337,135
3,324,901	Ajax Mortgage Loan Trust, Series 2018-E, Class C, 0.00%, 06/25/58(f),(g)	978,186
1,498,613	Ajax Mortgage Loan Trust, Series 2018-F, Class B, 5.25%, 11/25/58(f),(g)	1,470,589
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,654,699	Ajax Mortgage Loan Trust, Series 2018-F, Class C, 0.00%, 11/25/58(g)	$1,743,657
21,180,691	Ajax Mortgage Loan Trust, Series 2018-G, Class A, 4.38%, 06/25/57(f),(g)	21,170,101
2,100,000	Ajax Mortgage Loan Trust, Series 2018-G, Class B, 5.25%, 06/25/57(f),(g)	2,061,150
5,374,311	Ajax Mortgage Loan Trust, Series 2018-G, Class C, 0.01%, 06/25/57(g)	4,981,986
22,500,000	Ajax Mortgage Loan Trust, Series 2019-A, Class-A, 3.75%, 08/25/57(f),(g)	22,452,750
2,450,000	Ajax Mortgage Loan Trust, Series 2019-A, Class-B, 5.25%, 08/25/57(f),(g)	2,400,020
6,300,000	Ajax Mortgage Loan Trust, Series 2019-A, Class-C, 0.01%, 08/25/57(g)	5,016,171
22,500,000	Ajax Mortgage Loan Trust, Series 2019-B, Class A, 3.75%, 01/25/59(f),(g)	22,443,750
2,100,000	Ajax Mortgage Loan Trust, Series 2019-B, Class B, 5.25%, 01/25/59(f),(g)	2,077,723
5,400,000	Ajax Mortgage Loan Trust, Series 2019-B, Class C, 0.01%, 01/25/59(g)	3,888,000
11,877,201	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 2.96%, 05/25/35(h)	11,220,658
4,769,353	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1, (1 mo. LIBOR US + 0.460%), 2.94%, 01/25/36(h)	3,456,100
6,158,274	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. LIBOR US + 0.420%), 2.90%, 01/25/36(h)	3,790,468
5,740,000	Bank of America Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(f)	4,628,478
5,000,000	Bank of America Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(f)	3,105,255
11,471,908	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 3.48%, 05/28/39(g),(h)	10,023,580

30

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,533,064	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 3.78%, 05/28/39(g),(h)	$2,017,367
4,074,010	Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 3.48%, 02/28/40(g),(h)	3,883,803
5,371,535	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 3.41%, 12/28/40(g),(h)	5,005,604
2,025,913	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 3.16%, 12/25/35(h)	2,291,806
3,084,580	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR US + 0.350%), 2.83%, 03/25/36(h)	751,385
3,084,580	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR US + 0.350%), 2.83%, 03/25/36(h)	751,385
5,952,399	Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR US + 0.140%), 2.62%, 12/25/36(h)	6,214,479
666,712	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (1 mo. LIBOR US + 1.200%), 3.68%, 01/25/36(g),(h)	664,760
3,790,504	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(f)	1,257,320
3,553,597	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(f)	1,252,117
2,534,740	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(f)	980,165
5,735,196	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, (1 mo. LIBOR US + 0.150%), 2.63%, 04/25/36(h)	5,540,469
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR US + 0.420%), 2.90%, 02/25/37(h)	$3,731,600
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 2.70%, 10/25/36(a),(h)	8,455,271
11,277,434	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(f)	5,052,525
14,178,884	Conseco Finance Securitizations Corp., Series 2000-4, Class A5, 7.97%, 05/01/32	6,097,592
3,152,476	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(f)	3,185,157
2,798,774	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(f)	2,683,756
3,938,148	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(f)	2,747,276
3,032,242	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(f)	2,047,300
4,556,356	Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF4, STEP, 6.05%, 05/25/36	4,449,022
874,625	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.64%, 09/25/46(h)	860,314
1,282,740	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A4, 5.93%, 07/25/34(f)	1,295,374
1,690,599	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.77%, 12/15/33(g),(h)	1,581,619
1,286,976	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR US + 0.240%), 2.71%, 02/15/30(g),(h)	1,202,181
1,095,043	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.66%, 05/15/35(g),(h)	1,009,858

31

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,571,680	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5F1A, (1 mo. LIBOR US + 0.240%), 2.71%, 12/15/35(g),(h)	$1,510,988
6,879,000	Finance of America Structured Securities Trust, Series 2019-HB1, Class M5, 6.00%, 04/25/29(f),(g)	6,482,691
3,325,000	Finance of America Structured Securities Trust, Series 2018-HB1, Class M4, 5.23%, 09/25/28(a),(c),(f),(g)	3,325,000
4,000,000	Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28(c),(f),(g)	3,921,200
2,668,109	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class-M1, (1 mo. LIBOR US + 1.800%), 4.30%, 10/25/33(h)	2,673,649
5,000,000	First Franklin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR US + 0.360%), 3.03%, 03/25/36(h)	3,826,515
9,750,534	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR US + 0.250%), 2.73%, 07/25/36(h)	4,921,899
4,457,466	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.88%, 01/25/36(h)	2,568,950
4,832,397	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR US + 0.150%), 2.63%, 03/25/37(h)	3,224,638
1,500,000	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. LIBOR US + 0.410%), 2.89%, 11/25/35(h)	1,340,155
1,499,231	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR US + 0.500%), 2.98%, 02/25/36(h)	1,481,482
972,906	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.320%), 2.79%, 11/25/36(h)	954,311
7,206,825	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(f)	6,040,085
9,131,001	GSAA Home Equity Trust, Series 2007-9, Class A3A, 7.00%, 08/25/47	4,561,297
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$539,421	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(f)	$346,432
4,375,000	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.63%, 05/25/37(h)	3,614,199
5,640,340	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.96%, 12/25/36	2,992,514
1,050,000	Invitation Homes Trust, Series 2017-SFR2, Class D, (1 mo. LIBOR US + 1.800%), 4.27%, 12/17/36(g),(h)	1,051,064
705,633	Invitation Homes Trust, Series 2018-SFR1, Class F, (1 mo. LIBOR US + 2.500%), 4.97%, 03/17/37(g),(h)	703,809
2,104,994	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(g)	2,064,450
4,000,000	JPMorgan Mortgage Acquisition Corp., Series 2006-CW1,Class M1, (1 mo. LIBOR US + 0.270%), 2.75%, 05/25/36(h)	3,779,511
10,000,000	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 01/25/59(g)	10,018,116
14,604,056	Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(f),(g)	14,587,649
350,489	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 2.57%, 06/25/37(g),(h)	251,722
10,621,659	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, (1 mo. LIBOR US + 0.300%), 2.78%, 06/25/37(a),(g),(h)	7,840,495
7,212,848	Lehman ABS Mortgage Loan Trust,Series 2007-1,Class 2A2, (1 mo. LIBOR US + 0.200%), 2.68%, 06/25/37(g),(h)	5,744,819
1,181,708	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.59%, 11/25/36(h)	534,527
16,300,131	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.64%, 11/25/36(h)	7,439,669
3,203,836	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.70%, 11/25/36(h)	1,477,783

32

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$6,175,110	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.64%, 10/25/36(h)	$2,581,693
3,999,049	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 5.73%, 03/25/32(h)	4,066,933
4,362,312	Mastr Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR US + 0.320%), 2.80%, 03/25/36(h)	752,154
3,212,351	Merit Securities Corp., Series 13, Class M2, STEP, 7.95%, 12/28/33	2,590,121
10,745,799	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR US + 0.250%), 2.73%, 10/25/37(h)	4,363,932
1,421,306	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, (1 mo. LIBOR US + 0.240%), 2.72%, 06/25/36(h)	941,569
7,577,484	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 2.61%, 11/25/36(h)	4,469,740
7,582,714	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, (1 mo. LIBOR US + 0.140%), 2.62%, 05/25/37(h)	5,779,532
5,960,201	Morgan Stanley Capital I, Series 2006-NC2, Class M1, (1 mo. LIBOR US + 0.360%), 2.84%, 02/25/36(h)	4,854,073
5,215,987	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	2,250,167
2,301,041	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, STEP, (1 mo. LIBOR US + 0.300%), 2.78%, 03/25/36(h)	2,320,476
3,200,000	Nationstar HECM Loan Trust, Series 2018-2A, Class M4, 5.06%, 07/25/28(a),(c),(f),(g)	3,243,808
8,000,000	Nationstar Home Equity Loan Trust, Series 2007-A, Class M3, (1 mo. LIBOR US + 0.300%), 2.78%, 03/25/37(h)	6,665,751
5,699,670	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.450%), 2.93%, 12/25/35(h)	3,330,685
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,520,599	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.88%, 10/25/36(g),(h)	$2,350,478
2,387,344	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	2,292,279
10,504,120	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(f)	4,714,558
8,576,285	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(f)	2,141,015
5,950,110	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(f)	1,654,191
6,799,285	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(f)	2,115,090
830,274	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(f)	645,429
3,820,559	Oakwood Mortgage Investors, Inc., Series 2002-A, Class M1, 7.76%, 03/15/32(a),(f)	3,711,954
1,186,197	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(f)	1,269,687
3,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(g)	3,048,473
10,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(g)	10,044,102
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(g)	4,099,969
3,554,129	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1, STEP, 5.82%, 03/25/37	3,529,531
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, 5.25%, 07/25/35	2,426,949
1,250,368	Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, STEP, 4.25%, 01/25/22(g)	1,265,726
5,000,000	Progress Residential Trust, Series 2016-SFR2, Class E, (1 mo. LIBOR US + 3.550%), 6.02%, 01/17/34(g),(h)	4,999,969

33

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,000,000	Residential Asset Securities Corp, Series 2006-KS4, Class M2, (1 mo. LIBOR US + 0.290%), 2.77%, 06/25/36(h)	$3,693,421
3,825,000	Residential Asset Securities Corp., Class M4, (1 mo. LIBOR US + 0.580%), 3.06%, 11/25/35(h)	2,992,257
2,620,543	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR US + 0.260%), 2.74%, 07/25/36(h)	2,627,884
4,930,583	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR US + 0.320%), 2.80%, 09/25/36(h)	2,293,108
7,501,660	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 2.77%, 01/25/47(a),(h)	4,945,036
7,963,005	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 2.67%, 11/25/36(g),(h)	4,666,348
6,927,091	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2B, (1 mo. LIBOR US + 0.120%), 2.60%, 11/25/36(h)	2,659,696
3,236,093	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR US + 0.270%), 2.75%, 02/25/37(h)	2,380,235
12,022,523	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. LIBOR US + 0.250%), 2.73%, 07/25/36(h)	6,536,468
4,164,021	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR US + 0.450%), 2.93%, 11/25/35(h)	2,287,901
4,654,190	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR US + 0.500%), 2.98%, 07/25/35(h)	2,699,475
1,876,704	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR US + 0.440%), 2.92%, 02/25/37(h)	1,063,629
10,000,000	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1 mo. LIBOR US + 1.000%), 3.50%, 05/25/58(g),(h)	10,048,580
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$10,000,000	Towd Point Mortgage Trust, Series 2019-SJ2, Class A2, 4.25%, 11/25/58(f),(g)	$10,198,525
10,000,000	Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(f),(g)	10,097,437
9,759,765	Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, 3.97%, 02/25/49(g)	9,783,553
14,942,434	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.97%, 03/25/49(g)	14,963,688
10,026,664	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.88%, 06/25/37(g),(h)	4,176,707
		526,858,251
		534,044,515
Total Asset-Backed Securities (Cost $790,671,234)		732,084,278
NON-AGENCY MORTGAGE-BACKED SECURITIES — 10.6%
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.3%
984,879	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 4.35%, 07/25/35(f)	954,993
2,347,612	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 5.13%, 03/25/37(f)	2,021,709
2,713,677	Ajax Mortgage Loan Trust, Series 2018-B, Class A, 3.75%, 02/26/57(c),(g)	2,710,692
1,270,659	Ajax Mortgage Loan Trust, Series 2018-B, Class B, 0.00%, 02/26/57(c),(g)	355,785
2,166,445	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.41%, 09/25/46(h)	2,018,985
2,034,407	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	1,815,845
11,878,716	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class-A1, 3.63%, 03/25/49(f),(g)	11,945,454
12,032,121	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 4.15%, 07/31/57(f),(g)	3,743,794

34

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,296,994	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR US + 0.400%), 2.88%, 01/25/37(h)	$1,866,784
333,561	Banc of America Funding Corp., Series 2005-F, Class 6A1, 4.14%, 09/20/35(f)	324,716
755,347	Banc of America Funding Corp., Series 2006-A, Class 3A2, 4.36%, 02/20/36(f)	706,866
737,829	Banc of America Funding Corp., Series 2006-E, Class 2A1, 4.42%, 06/20/36(f)	722,911
2,136,423	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	2,102,381
3,199,513	Banc of America Funding Corp., Series 2015-R3, Class 1A2, 2.98%, 03/27/36(f),(g)	2,541,420
752,626	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 4.78%, 10/25/35(f)	753,323
3,995,743	BCAP LLC , Series 2012-RR3, Class 1A5, 6.61%, 12/26/37(f),(g)	3,867,153
1,970,185	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.26%, 02/25/36(f)	1,853,177
503,893	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 4.30%, 08/25/35(f)	440,964
558,086	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.30%, 05/25/47(f)	520,025
2,079,463	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR US + 0.440%), 2.92%, 04/25/36(h)	2,347,380
4,598,282	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR US + 0.320%), 2.80%, 11/25/36(h)	4,888,109
2,328,976	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.76%, 08/25/36(h)	2,329,000
1,654,305	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR US + 0.300%), 2.78%, 11/25/36(h)	1,599,785
5,248,514	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	3,870,353
2,179,604	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/25/45(f),(g)	2,135,755
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,504,441	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 3.88%, 08/25/35(h)	$2,157,732
9,837,433	CIM Trust, Series 2019-INV1, Class A1, 4.00%, 02/25/49(f),(g)	9,988,780
3,956,475	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	3,514,670
4,039,471	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	3,452,018
352,585	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 4.78%, 05/25/35(f)	356,244
295,232	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 4.50%, 06/25/36(f)	284,753
4,372,097	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(g)	3,508,245
575,632	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	544,074
1,268,769	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR US + 0.300%), 2.78%, 08/25/35(h)	1,220,452
8,210,030	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR US + 5.500%), 3.02%, 11/25/35(h)	1,287,830
917,649	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 4.10%, 12/25/35(f)	834,724
121,438	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.45%, 12/25/35(h)	116,097
1,853,230	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 2.93%, 05/25/35(h)	1,720,457
1,057,955	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	912,555
3,757,676	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR US + 0.350%), 2.83%, 05/25/36(h)	2,335,003
2,235,851	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	1,680,411

35

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,541,178	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	$3,302,775
1,531,936	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR US + 0.350%), 2.83%, 08/01/36(h)	983,796
1,531,936	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR US + 7.150%), 4.67%, 08/01/36(h)	346,189
1,579,212	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/01/36	1,298,707
1,606,693	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR US + 0.400%), 2.88%, 03/25/36(h)	861,812
4,513,070	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	3,304,078
1,756,672	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	1,448,450
1,271,994	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,099,402
1,611,080	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	1,326,605
3,683,863	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	3,033,388
226,908	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	210,092
643,760	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR US + 0.400%), 2.88%, 05/25/36(h)	548,421
3,988,588	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	2,740,339
3,358,937	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.67%, 11/20/46(h)	2,337,852
6,729,643	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 4.18%, 11/25/46(h)	5,851,755
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,459,250	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 2.67%, 11/25/46(h)	$3,042,317
4,497,178	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, (12 mo. Federal Reserve Cumulative Average US + 0.850%), 3.30%, 11/25/46(h)	4,011,606
5,078,890	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 2.68%, 03/20/47(h)	4,318,066
1,185,268	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.69%, 05/25/36(h)	1,043,907
6,236,606	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.210%), 2.69%, 07/25/46(h)	5,649,391
10,047,634	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 2.67%, 07/25/46(h)	9,539,620
5,498,588	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, (1 mo. LIBOR US + 0.230%), 2.71%, 03/25/36(h)	4,686,539
4,384,997	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR US + 0.180%), 2.66%, 04/25/46(h)	3,790,184
2,563,055	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	1,832,688
2,581,622	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,898,145
1,309,539	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	1,018,943
5,153,888	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	3,462,220
4,834,462	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	3,507,210
1,245,977	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	863,304
774,453	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.43%, 11/25/36	808,857

36

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$11,824,130	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 3.29%, 03/25/47(h)	$9,930,309
881,796	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR US + 0.180%), 2.66%, 04/25/47(h)	324,250
2,601,020	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 2.72%, 08/25/47(h)	1,994,778
2,022,393	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	1,566,888
1,745,988	Countrywide Alternative Resecuritization, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	1,328,761
2,078,088	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.87%, 01/25/36(f)	1,973,528
564,742	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	541,950
472,119	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 3.86%, 03/20/36(f)	468,064
12,139,423	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.41%, 04/25/46(h)	6,063,582
3,627,128	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 2.68%, 04/25/46(h)	3,376,522
1,022,992	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR US + 0.420%), 2.90%, 07/25/36(g),(h)	985,774
2,363,382	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	1,885,968
10,984,949	Credit Suisse Mortgage Capital Certificates, Series 19-RPL4, Class A1, 3.83%, 08/02/58(g)	10,984,853
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$44,749	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	$42,646
2,880,954	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	2,471,307
7,025,598	Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(g)	4,024,125
30,000,000	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class A1, 0.00%, 09/27/66	29,998,950
10,293,115	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class B3, 0.00%, 09/27/66	8,421,636
4,552,831	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class PT2, 0.00%, 09/27/66	2,016,904
14,012,900	Credit Suisse Mortgage Trust Mortgage-Backed Trust, 0.00%, 02/01/47(c)	13,662,577
3,049,236	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(f)	1,333,091
4,077,595	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 5.20%, 04/27/37(a),(f),(g)	3,499,396
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.150%), 2.64%, 10/27/36(g),(h)	4,994,254
1,025,168	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 2.85%, 03/27/36(g),(h)	1,013,462
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 2.85%, 03/27/36(g),(h)	9,295,374
6,700,385	Credit Suisse Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 3.83%, 11/25/35(h)	2,295,360
666,151	GMACM Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 4.10%, 11/19/35(f)	638,935
4,795,646	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.83%, 01/25/35(g),(h)	4,468,111
1,765,849	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.83%, 01/25/36(g),(h)	1,554,677

37

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$528,202	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.67%, 01/25/35(f)	$539,096
114,579	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	248,099
4,563,031	GSR Mortgage Loan Trust, Series 2006-5F, Class 2A5, 6.00%, 06/01/36	4,872,585
304,207	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	293,800
795,124	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.65%, 01/25/36(f)	784,106
5,585,064	GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 01/01/37	6,056,102
933,907	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	822,300
5,792,228	HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 2.72%, 05/19/47(h)	4,671,522
3,181,237	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 2.74%, 07/19/47(h)	2,844,387
985,112	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 4.04%, 04/25/37(f)	880,368
34,498,948	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.09%, 07/25/47(f)	1,021,962
4,403,170	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 4.34%, 01/25/37(f)	4,160,809
3,311,484	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. LIBOR US + 0.270%), 2.75%, 06/25/37(h)	3,134,798
7,689,685	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	4,643,646
1,167,161	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, (1 mo. LIBOR US + 0.150%), 2.63%, 03/25/37(h)	1,586,180
2,537,466	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 2.59%, 10/25/37(f)	1,943,395
149,760	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	156,001
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,730,096	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.63%, 12/25/37(h)	$3,458,528
14,777,311	LSTAR Securities Investment Trust, Series 2019-1, Class A1, (1 mo. LIBOR US + 1.700%), 4.19%, 03/01/24(g),(h)	14,777,311
6,117,806	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	3,660,781
7,790,054	MASTR Asset Securitization Trust, Series 2007-2, Class A2, 6.25%, 01/25/38	6,435,829
3,518,040	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(g)	3,540,121
2,081,831	MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.92%, 08/25/37(f),(g)	1,444,913
14,322,970	MCM Trust 2018-Npl2, 4.00%, 10/25/28	14,172,579
13,875,701	MCM Trust 2018-Npl2, 0.00%, 10/25/28	3,954,575
2,571,245	MCM_18-NPl1, 4.00%, 06/01/57(c),(g)	2,531,391
3,410,000	MCM_18-NPl1, 0.00%, 06/01/58(c),(g)	545,600
3,924,139	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 2.69%, 04/25/37(h)	3,381,995
2,126,620	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.52%, 05/25/36(f)	1,942,863
781,856	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	671,210
6,671,684	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 3.45%, 05/26/37(g)	5,617,612
2,317,537	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR US + 0.160%), 2.65%, 07/26/45(a),(g),(h)	2,179,427
9,863,263	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/01/57(f),(g)	10,104,879
9,882,827	New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1, 4.33%, 02/26/24(g)	9,962,714
4,840,121	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(g)	4,061,644

38

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,114,448	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(g)	$1,701,393
922,785	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	865,017
160,666	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	160,749
3,831,656	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 5.01%, 08/25/36(f)	3,138,004
11,261,598	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(g),(l)	933,416
19,226,963	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.24%, 07/25/56(f),(g)	2,228,598
4,895,450	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 3.43%, 11/25/57(f)	2,001,348
9,213,820	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 2.13%, 08/25/57(f),(g)	2,905,098
2,286,842	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 4.13%, 05/25/35(f)	2,011,649
3,442,666	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.13%, 04/25/36(f)	2,877,105
4,322,638	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR US + 0.220%), 2.70%, 05/25/46(h)	2,430,247
2,570,923	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 2.66%, 09/25/47(h)	2,434,307
4,024,152	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 2.83%, 06/25/35(g),(h)	3,625,048
1,235,130	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 4.71%, 04/25/37(f)	1,036,959
430,146	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 4.87%, 04/25/37(f)	350,791
1,020,080	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 3.99%, 06/25/47(h)	857,373
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,354,889	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, (1 mo. LIBOR US + 0.320%), 0.61%, 04/26/37(g),(h)	$2,303,432
1,409,659	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,328,604
4,628,721	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	1,954,211
6,742,686	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/01/36	5,878,727
1,338,678	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.58%, 07/25/37(f)	1,208,118
3,325,402	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 3.22%, 05/25/47(h)	3,105,499
1,859,271	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.41%, 08/25/46(h)	1,372,343
11,351,597	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR US + 6.680%), 4.20%, 03/25/37(h)	1,250,894
346,366	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 4.73%, 04/25/36(f)	346,033
3,487,645	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 4.77%, 03/25/38(f)	3,029,176
		484,111,361
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
7,839,238	Bayview Commercial Asset Trust 2006-1A, Class A1, (1 mo. LIBOR US + 0.270%), 2.75%, 04/25/36(g),(h)	7,552,260
1,538,214	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR US + 0.470%), 2.95%, 01/25/36(g),(h)	1,453,711

39

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$1,312,234	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. LIBOR US + 0.500%), 2.98%, 01/25/36(g),(h)	$1,238,625
2,023,283	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. LIBOR US + 0.870%), 3.35%, 07/25/36(g),(h)	1,985,917
10,359,361	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.93%, 09/25/37(g),(h)	9,811,051
7,628,500	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR US + 1.500%), 3.98%, 10/25/37(g),(h)	5,051,739
10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.98%, 12/25/37(g),(h)	8,593,984
4,302,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.290%), 2.77%, 12/25/36(a),(g),(h)	4,178,784
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 8.85%, 04/25/46(a),(f),(g)	4,249,816
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/25/47(a),(f),(g)	2,796,455
3,997,657	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(f),(g)	4,096,832
980,459	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(f),(g)	1,011,765
1,889,129	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(f),(g)	1,899,509
2,803,865	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(f),(g)	2,820,088
3,081,268	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(f),(g)	3,093,813
1,590,845	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(f),(g)	1,597,395
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$3,827,971	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.79%, 03/25/49(f),(g)	$3,829,359
		65,261,103
Total Non-Agency Mortgage-Backed Securities (Cost $549,261,863)		549,372,464

U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.4%

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
6,138,160	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 8.23%, 07/25/29(h)	7,279,275
4,750,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B1, 7.43%, 07/25/29(h)	5,366,074
1,372,652	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 12.48%, 07/25/29(h)	1,480,206
3,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-DNA1, Class B1, 5.63%, 07/25/30(h)	2,949,987
2,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-SPI2, Class M2, 3.82%, 05/25/48(f),(g)	1,877,053

Total U.S. Government Sponsored Agency Mortgage-Backed Securities
(Cost $17,187,688)		18,952,595
U.S. GOVERNMENT AGENCIES — 43.2%

Federal Home Loan Bank — 43.2%
135,000,000	2.37%, 05/23/07(m)	134,801,175
156,000,000	2.37%, 05/13/15(m)	155,874,680
12,000,000	2.40%, 05/14/15(m)	11,989,557
110,600,000	2.39%, 05/15/15(m)	110,496,343
3,700,000	2.40%, 05/20/15(m)	3,695,294
178,800,000	2.38%, 05/21/15(m)	178,560,606
152,700,000	2.38%, 05/22/15(m)	152,485,330
189,600,000	2.39%, 06/05/15(m)	189,155,756
100,000,000	2.40%, 07/09/15(m)	99,538,083
67,000,000	2.30%, 05/01/19(m)	67,000,000
149,000,000	2.41%, 05/03/19(m)	148,980,050
108,900,000	2.35%, 05/06/19(m)	108,863,549
25,000,000	2.39%, 05/06/19(m)	24,991,632
154,100,000	2.35%, 05/08/19(m)	154,027,787

40

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
Federal Home Loan Bank (continued)
$213,000,000	2.35%, 05/10/19(m)	$212,871,667
60,000,000	2.34%, 05/16/19(m)	59,939,750
197,200,000	2.40%, 05/17/19(m)	196,988,777
59,000,000	2.38%, 05/29/19(m)	58,889,408
1,000,000	2.55%, 05/30/19(m)	998,059
95,985,000	2.38%, 06/06/19(m)	95,753,676
15,000,000	2.41%, 06/07/19(m)	14,962,846
40,000,000	2.41%, 06/13/19(m)	39,884,856
11,000,000	2.41%, 06/14/19(m)	10,967,599

Total U.S. Government Agencies (Cost $2,231,755,364)		2,231,716,480
U.S. GOVERNMENT SECURITIES — 12.0%

U.S. Treasury Bills — 12.0%
127,000,000	2.47%, 05/02/19(m)	126,991,621
160,000,000	2.39%, 05/07/19(m)	159,936,778
139,000,000	2.37%, 05/09/19(m)	138,926,634
68,000,000	2.51%, 05/14/19(m)	67,941,459
34,800,000	2.38%, 05/23/19(m)	34,749,571
75,000,000	2.39%, 06/11/19(m)	74,796,751
10,000,000	2.47%, 08/08/19(m)	9,934,619
10,000,000	2.47%, 11/07/19(m)	9,875,181

Total U.S. Government Securities (Cost $623,145,408)		623,152,614

Shares
CASH SWEEP — 5.7%
UNITED STATES — 5.7%
295,258,969	Citibank - US Dollars on Deposit in Custody Account, 0.12%(n)	295,258,969
Total Cash Sweep (Cost $295,258,969)		295,258,969
TOTAL INVESTMENTS — 93.4% (Cost $4,907,345,163)		4,829,257,220
OTHER ASSETS IN EXCESS OF LIABILITIES — 6.6%		342,539,156
NET ASSETS — 100.0%		$5,171,796,376

(a)	This security is considered either fully or partially illiquid.
(b)	Variable rate security. Rate shown is the rate in effect as of April 30, 2019.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $71,807,740, which is 1.39% of net assets.
(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors except those also included in footnote (c) above.
(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(f)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2019.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $721,358,731, which is 13.9% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(h)	Floating rate security. Rate shown is the rate in effect as of April 30, 2019.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2019.
(j)	Principal amount denoted in Euros.
(k)	Principal amount denoted in British Pounds.
(l)	Zero coupon bond. The rate represents the yield at time of purchase.
(m)	The rate represents the annualized yield at time of purchase. (n) The rate shown represents the current yield as of April 30, 2019.

Contracts		Value
CALL OPTIONS WRITTEN — (0.1)%
(50,000)	VanEck Vectors Gold Miners ETF, Strike $27.00, Expires 09/20/19, (Notional amount $135,000,000)	$(600,000)
Total Call Options Written (Premiums received $(2,573,026))		$(600,000)

PUT OPTIONS WRITTEN — (0.1)%
(2,000)	S&P 500 Index, Strike $2,600.00, Expires 05/24/19, (Notional amount $520,000,000)	$(400,000)
(75,000)	iShares MSCI EAFE ETF, Strike $64.00, Expires 05/10/19, (Notional amount $480,000,000)	(2,475,000)
Total Put Options Written (Premiums received $(5,288,846))		$(2,875,000)

41

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Description	Counterparty	Strike Price	Units	Expiration Date	Notional Amount (000)		Value

Structured Options

Equity Options
Euro STOXX 50 Index	Credit Suisse International	3,500.00	—	05/17/2019		2,100,000	$4,910,333
Russell 2000 Index	Credit Suisse International	1,588.83	(64,828)	05/31/2019		206,000	3,543,330
Euro STOXX 50 Index	BNP Paribas SA	29.45	240,824	06/21/2019		800,000	14,017,218
S&P 500 Index	Societe Generale	3,375.00	—	06/21/2019		289,000	2,252,824
FTSE 100 Price Return Index	UBS AG	99.98	13,980	06/21/2019		102,000	3,124,312
S&P 500 Index	UBS AG	2,878.45	35,875	06/21/2019		99,000	1,160,994
FTSE MIB Index	Credit Suisse International	119.31	—	06/21/2019		5,500	4,681,757
NIKKEI 225 Index	Citibank N.A.	22,038.66	514,726	06/28/2019		1,080,000	2,356,184
S&P 500 Index	Citibank N.A.	2,555.00	—	06/28/2019		92,000	8,887,851
iShares FTSE Xinhua China 25 Index	Citibank N.A.	41.18	—	07/18/2019		100,000	4,859,456
iShares MSCI Emerging Markets	BNP Paribas SA	41.53	—	07/18/2019		100,000	4,325,770
Euro STOXX 50 Index	Bank of America N.A.	3,617.28	—	07/19/2019		1,840,000	10,150,781
SPX 500 Index	Credit Suisse International	2,829.26	(53,548)	07/31/2019		248,000	7,371,234
S&P 500 Index	Goldman Sachs International	2,921.47	—	07/31/2019		100,999	1,799,535
Euro STOXX Bank Index	BNP Paribas SA	97.22	3,895,902	08/29/2019		375,000	7,452,976
iShares FTSE Xinhua China 25 Index	Citibank N.A.	44.90	—	08/30/2019		400,000	2,047,308
SPX 500 Index	Credit Suisse International	2,874.50	70,000	08/30/2019		204,000	7,748,415
Taiwan Capitalization Weighted Stock Index	BNP Paribas SA	10,087.56	(5,056)	09/18/2019		250,000	6,582,018
iShares MSCI EAFE ETF	Credit Suisse International	66.47	2,301,673	09/20/2019		153,000	2,184,518
iShares MSCI Emerging Markets	Societe Generale	39.00	2,341,920	09/20/2019		89,000	3,195,550
S&P 500 Index	JPMorgan Chase Bank, N.A.	2,921.91	—	09/20/2019		75,000	1,695,550
NKY Index	JPMorgan Chase Bank, N.A.	21,852.05	9,244	09/30/2019		200,000	5,706,521
KRE UP Equity	JPMorgan Chase Bank, N.A.	52.22	3,906,601	09/30/2019		200,000	4,160,921
S&P 500 Index	JPMorgan Chase Bank, N.A.	25.87	(1,933,017)	09/30/2019		150,000	4,846,267
iShares MSCI EAFE ETF	Citibank N.A.	60.89	3,087,082	10/30/2019		188,000	5,767,595
Euro STOXX 50 Index	Citibank N.A.	3,099.12	(24,442)	12/18/2019		300,000	10,865,770
iShares MSCI Emerging Markets	UBS AG	43.86	(1,511,627)	12/20/2019		195,000	2,720,327
Euro STOXX 50 Dividend Index	UBS AG	110.00	327,225	12/20/2019		36,000	1,655
Euro STOXX 50 Dividend Index	BNP Paribas SA	115.00	600,000	12/20/2019		6,600	8,334
							138,425,304
S&P 500 Index	JPMorgan Chase Bank, N.A.	2,921.91	(1,000,000)	12/20/2019		7,400	(6,725,696)
SPX Index	JPMorgan Chase Bank, N.A.	18.00	(500,000)	12/20/2019		500	(3,076,008)
							(9,801,704)
							128,623,600

Foreign Currency Options
EUR/USD Foreign Exchange Rate	Citibank N.A.	—	—	09/20/2019		200,000	3,783,000
CHF/BRL Foreign Exchange Rate	JPMorgan Chase Bank, N.A.	4.00	(50,000,000)	03/11/2020	CHF	50,000	(2,758,526)
							1,024,474

Total Structured Options (Premium paid $41,361,935)							$129,648,074

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Commodity Swaps
Macquarie Custom Basket MQCP275 Index	Macquarie Bank Limited	02/18/2020	395,000	(1,090,289)	—	$(1,090,289)

Total Commodity Swaps						$(1,090,289)
42

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

The following table represents the individual long positions and related values of Indices underlying the Commodity Swap with Macquarie Bank Limited, as of period end, termination date 02/18/20:

Reference Entity - Long:
	Notional Amount		% of Basket
Indexes	(000)	Value	Value
S&P GSCI Brent Crude Official Close Index ER	158,000	(436,115)	40%
S&P GSCI Gold Official Close Index ER	79,000	(218,058)	20%
S&P GSCI Aluminum Official Close Index ER	39,500	(109,029)	10%
S&P GSCI Copper Official Close Index ER	39,500	(109,029)	10%
S&P GSCI Nickel Official Close Index ER	39,500	(109,029)	10%
S&P GSCI Zinc Official Close Index ER	39,500	(109,029)	10%
Total Reference Entity - Long	395,000	(1,090,289)	100%

Total Return Swaps

	Paid by the Fund		Received by the Fund			Termination	Notional Amount		Upfront Premiums Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Rate	Counterparty	Date	(000)	Value	(Received)	(Depreciation)

USD 30 Year Futures Index	Quarterly	179.4436	Quarterly	131.6220	BNP Paribas SA	05/08/19	EUR10,000	$17,000	$—	$538,063
USD 30 Year Futures Index	Quarterly	187.6225	Quarterly	131.2557	BNP Paribas SA	10/08/19	EUR10,000	(16,875)	—	(33,834)

Total Return Swaps								$504,229	$—	$504,229

Reference Entity	Variance Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Variance/Volatility Swaps
GS Momentum Bldr Index*	6.15	Goldman Sachs International	05/10/2019		300,000	2,481,321	—	$2,481,321
AUD/JPN S&P/ASX 200 Index*	9.8/16	Societe Generale	06/21/2019		128,800	2,622,554	—	2,622,554
S&P Index	19.90	BNP Paribas SA	12/20/2019		100,000	3,102,013	—	3,102,013
AUD/USD S&P/ASX 200 Index	9.5/15.8	JPMorgan Chase Bank, N.A	06/20/2019	AUD	100,000	2,756,456	—	2,756,456
S&P Index	21.10	Societe Generale	12/18/2019		100,000	1,718,012	—	1,718,012
SPX Index/KOSPI12 Index	80.00	Societe Generale	12/19/2019		100,000	780,000	—	780,000
S&P/ASX 200/Nikkei 225*	334.90	UBS AG	12/13/2019		80,000	2,302,792	—	2,302,792
S&P 500 Index*	33.05	JPMorgan Chase Bank, N.A	12/20/2019		75,643	6,539,198	—	6,539,198
S&P 500 Index	20.70	BNP Paribas SA	12/20/2019		75,643	798,030	—	798,030
AUD/JPN S&P/ASX 200 Index	11.75	BNP Paribas SA	06/20/2019	AUD	75,000	1,089,762	—	1,089,762
AUD/USD S&P/ASX 200 Index	10.95	Societe Generale	12/19/2019	AUD	70,500	753,265	—	753,265
AUD/JPN S&P/ASX 200 Index	10.9/17.4	UBS AG	12/19/2019		70,000	983,508	—	983,508
HSCEI Index	27.30	Societe Generale	12/30/2018	HKD	51,100	2,734,767	—	2,734,767
NASDAQ 100 Index	27.80	JPMorgan Chase Bank, N.A	09/20/2019		50,000	3,521,898	—	3,521,898
HSCEI Index	25.45	Societe Generale	12/21/2019		50,000	2,357,701	—	2,357,701
KOSPI 200 Index	19.25	BNP Paribas SA	12/12/2019		50,000	1,718,709	—	1,718,709
NASDAQ 100 Index	24.40	BNP Paribas SA	12/20/2019		50,000	1,501,532	—	1,501,532
S&P/ASX 200/Nikkei 225*	357.21	UBS AG	12/13/2019		50,000	1,399,509	—	1,399,509
Russell 2000/S&P 500 Index*	1.25	Citibank N.A.	06/21/2019		50,000	593,331	—	593,331
Russell 2000/S&P 500 Index*	17.55	JPMorgan Chase Bank, N.A	06/21/2019		50,000	536,235	—	536,235
HSCEI Index	25.17	JPMorgan Chase Bank, N.A	06/27/2019		50,000	346,680	—	346,680
								40,637,273
BXIIC 10T	19.90	BNP Paribas SA	07/31/2019		50,000	(229,358)	—	(229,358)
HSCEI Index/S&P 500*	23.35	Societe Generale	12/20/2019		50,000	(335,000)	—	(335,000)
HSCEI Index/S&P 500	24.50	Societe Generale	06/21/2019		50,000	(642,369)	—	(642,369)
43

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Reference Entity	Variance Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
KOSPI 200 Index	17.25	Societe Generale	12/12/2019	50,000	(1,170,000)	—	$(1,170,000)
							(2,376,727)

Total Variance/Volatility Swaps							$38,260,546
*	Vega Notional

Reference Entity	Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Variance/Volatility Swaps
Nikkei 225/S&P 500 Index	18.5/17.1	UBS AG	12/13/2019		200,000	3,770,536	—	$ 3,770,536
AUD/USD - USD/CHF	10.95/17.75	UBS AG	12/19/2019		100,000	1,853,433	—	1,853,433
Nikkei 225/S&P 500 Index*	17.9/17.2	Societe Generale	06/19/2020		50,000	1,780,000	—	1,780,000
Nikkei 225/S&P 500 Index	18/18	JPMorgan Chase Bank, N.A.	12/20/2019		50,000	1,693,969	—	1,693,969
Nikkei 225/S&P 500 Index	17.9/17.7	Societe Generale	12/20/2019		50,000	1,530,000	—	1,530,000
Nikkei 225/S&P 500 Index	18.2/17.15	Societe Generale	12/20/2019		10,000	2,240,000	—	2,240,000
								12,867,938
USD/JPN	6.7	Citibank N.A.	04/19/2021		200,000	(1,041,160)	—	(1,041,160)
AUD/JPN	11.20	Goldman Sachs International	11/23/2020	AUD	125,000	(1,405,308)	—	(1,405,308)
AUD/JPY	9.7	Citibank N.A.	04/23/2019		100,000	(43,808)	—	(43,808)
HSCEI /S&P 500 Index*	21.7/17.55	Societe Generale	12/20/2019		100,000	(560,000)	—	(560,000)
HSCEI /S&P 500 Index*	21.3/16.85	Societe Generale	12/20/2019		100,000	(770,000)	—	(770,000)
USD/CHF	5.75	UBS AG	05/31/2019		100,000	(1,533,096)	—	(1,533,096)
HSCEI /S&P 500 Index	21.35/16.4	Societe Generale	06/19/2020		100,000	(1,600,000)	—	(1,600,000)
CHF/USD	8.3	Goldman Sachs International	12/14/2020		100,000	(1,891,981)	—	(1,891,981)
HSCEI /S&P 500 Index	21.70/17	Societe Generale	12/18/2019		100,000	(1,960,000)	—	(1,960,000)
HSCEI /S&P 500 Index	22.6/18	UBS AG	12/30/2020		100,000	(2,048,741)	—	(2,048,741)
USD/EUR	8.35/8.35	JPMorgan Chase Bank, N.A.	12/08/2020		100,000	(2,048,964)	—	(2,048,964)
USD/EUR	7.8	Citibank N.A.	07/01/2019		100,000	(2,390,930)	—	(2,390,930)
GOLDLNPM Index	11.3/11.3	Citibank N.A.	07/26/2019		50,000	(1,178,877)	—	(1,178,877)
XAU/EUR	12.33	UBS AG	12/06/2019	EUR	50,000	(2,070,104)	—	(2,070,104)
XAU/EUR	12.7	UBS AG	12/06/2019		50,000	(3,235,654)	—	(3,235,654)
								(23,778,623)

Total Variance/Volatility Swaps								$(10,910,685)
*	Vega Notional

Futures contracts outstanding at April 30, 2019:

Description			Number of Contracts	Expiration Date	Current Notional Amount	Value/Unrealized Appreciation (Depreciation)
Long Contracts:
Chicago Mercantile Exchange S&P 500 E-mini			100	June 2019	$14,742,500	$796,250

Total						$796,250

Forward foreign currency exchange contracts outstanding at April 30, 2019:
						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	6,129,000	EUR	5,000,000	JPMorgan Chase Bank N.A.	08/30/19	$ 461,998
EUR	5,000,000	USD	6,220,656	JPMorgan Chase Bank N.A.	08/30/19	(553,653)

Total						$ (91,655)
44

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

The following abbreviations are used in the report:

AUD — Australian Dollar

BRL — Brazil Real

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

PIK — Pay-in-Kind

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

USD — U.S. Dollar

Portfolio Diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	14.2%
Banks	0.1
Collateralized Mortgage Obligations	9.7
Commercial Mortgage-Backed Securities	1.3
Consumer Discretionary	0.8
Consumer Staples	0.2
Diversified Financials	1.0
Energy	0.4
Government Bonds	2.6
Health Care	0.2
Industrials	0.4
Materials	0.3
Real Estate	0.4
Telecommunication Services	0.5
U.S. Government Agencies and Securities	55.2
Utilities	0.1
Other*	12.6
100.0%

*	Includes cash and equivalents, closed-end funds, options, exchange traded funds, rights/warrants, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

45

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2019 (Unaudited)

Principal Amount		Value
CORPORATE BONDS — 18.2%
Banks — 5.1%
$1,750,000	Banco Santander Chile, 2.50%, 12/15/20(a)	$1,733,638
2,800,000	Banco Santander SA, 3.85%, 04/12/23	2,853,833
6,000,000	Bank of America Corp., 3.37%, 01/23/26(b)	6,005,082
2,000,000	Bank of Montreal, 3.10%, 04/13/21	2,017,750
5,000,000	BNP Paribas SA, 2.95%, 05/23/22(a)	4,977,288
3,080,000	Capital One Financial Corp., 3.75%, 03/09/27	3,053,914
2,000,000	Capital One NA, 1.85%, 09/13/19	1,993,531
5,785,000	Citigroup, Inc., 3.67%, 07/24/28(b)	5,800,855
2,625,000	JPMorgan Chase & Co., 3.51%, 06/18/22(b)	2,661,100
3,030,000	JPMorgan Chase & Co., 3.20%, 06/15/26	3,010,720
5,885,000	JPMorgan Chase & Co., 4.20%, 07/23/29(b)	6,139,130
2,980,000	KeyCorp. MTN, 2.90%, 09/15/20	2,989,233
5,000,000	Mizuho Financial Group, Inc., 3.92%, 09/11/24(b)	5,149,637
4,400,000	Morgan Stanley, 3.88%, 04/29/24	4,551,358
4,500,000	Royal Bank of Canada, 3.35%, 10/22/21(a)	4,577,715
2,200,000	Sumitomo Mitsui Banking Corp., 2.45%, 01/16/20	2,196,095
2,000,000	Svenska Handelsbanken AB, 1.88%, 09/07/21	1,962,354
		61,673,233
Communication Services — 2.4%
3,200,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	3,196,709
2,600,000	Alibaba Group Holding Ltd., 3.40%, 12/06/27	2,545,629
2,160,000	Amazon.com, Inc., 2.60%, 12/05/19	2,159,782
5,720,000	Comcast Corp., 4.15%, 10/15/28	6,054,399
6,000,000	Omnicom Group, Inc., 3.65%, 11/01/24	6,128,454
5,930,000	Verizon Communications, Inc., 4.13%, 03/16/27	6,254,012
2,215,000	Warner Media LLC, 2.10%, 06/01/19	2,213,162
		28,552,147
Principal Amount		Value
Consumer Discretionary — 0.7%
$2,460,000	Carnival Corp., 3.95%, 10/15/20	$2,501,185
1,697,000	Ford Motor Credit Co. LLC, 2.02%, 05/03/19	1,696,966
3,890,000	Walmart, Inc., 3.40%, 06/26/23	3,996,725
		8,194,876
Consumer Staples — 2.2%
5,000,000	Anheuser-Busch Cos LLC / Worldwide, Inc., 3.65%, 02/01/26(a)	5,016,366
5,870,000	Costco Wholesale Corp., 2.15%, 05/18/21	5,832,978
5,000,000	Diageo Capital PLC, 2.63%, 04/29/23	4,989,569
4,000,000	Marriott International, Inc./MD, 3.60%, 04/15/24	4,080,641
6,000,000	Tyson Foods, Inc., 2.25%, 08/23/21	5,934,570
		25,854,124
Diversified Financials — 2.0%
3,950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 05/15/21	4,040,122
1,760,000	American Express Co., 3.70%, 08/03/23	1,809,027
5,555,000	General Motors Financial Co., Inc., 3.55%, 07/08/22	5,581,746
3,070,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 0.780%), 3.36%, 10/31/22(c)	3,071,618
3,065,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 1.000%), 3.58%, 07/24/23(c)	3,073,736
2,470,000	National Rural Utilities Cooperative Finance Corp. MTN, 2.90%, 03/15/21	2,484,355
3,900,000	Toronto-Dominion Bank (The), (3 mo. LIBOR US + 0.440%), 3.04%, 07/02/19(c)	3,902,916
		23,963,520
Energy — 0.6%
3,000,000	Energy Transfer Operating LP, 4.50%, 04/15/24	3,132,934
3,170,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	3,530,949

46

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
Energy (continued)
$500,000	Saudi Arabian Oil Co., 2.88%, 04/16/24(a)	$492,408
		7,156,291
Health Care — 2.0%
5,010,000	AbbVie, Inc., 2.50%, 05/14/20	4,993,786
4,000,000	Amgen, Inc., 2.20%, 05/22/19	3,999,176
5,000,000	Celgene Corp., 2.88%, 08/15/20	5,004,500
5,000,000	Cigna Corp., 3.75%, 07/15/23(a)	5,089,248
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	4,989,021
		24,075,731
Industrials — 1.7%
6,115,000	Caterpillar Financial Services Corp. MTN, 1.35%, 05/18/19	6,110,765
1,700,000	Honeywell International Inc, 1.40%, 10/30/19	1,690,278
6,185,000	Northrop Grumman Corp., 2.55%, 10/15/22	6,121,886
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp., 2.70%, 03/14/23(a)	2,935,885
3,725,000	Roper Technologies, Inc., 2.80%, 12/15/21	3,714,959
		20,573,773
Information Technology — 0.3%
4,000,000	CA, Inc., 5.38%, 12/01/19	4,049,775
Insurance — 0.5%
693,000	American International Group, Inc., 2.30%, 07/16/19	692,473
5,000,000	Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)	4,982,310
		5,674,783
Materials — 0.4%
5,000,000	DowDuPont, Inc., 4.21%, 11/15/23	5,241,039
Utilities — 0.3%
2,390,000	Berkshire Hathaway Energy Co., 2.38%, 01/15/21	2,382,650
Principal Amount		Value
Utilities (continued)
$1,500,000	Duke Energy Corp., 3.55%, 09/15/21	$1,522,186
		3,904,836
Total Corporate Bonds (Cost $217,391,873)		218,914,128

ASSET-BACKED SECURITIES — 6.2%
CANADA — 1.2%
Other Asset-Backed Securities — 1.2%
3,900,000	Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A3, 3.00%, 11/19/21(a)	3,910,799
3,000,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, 03/15/23(a)	3,017,845
4,750,000	Golden Credit Card Trust Series 2017-2A, Class A, 1.98%, 04/15/22(a)	4,720,555
3,000,000	Master Credit Card Trust II, Series 2017-1A, Class A, 2.26%, 07/21/21(a)	2,989,855
70,818	Securitized Term Auto Receivables Trust Series 2016-1A, Class A3, 1.52%, 03/25/20(a)	70,762
		14,709,816
CAYMAN ISLANDS — 2.0%
Collateralized Loan Obligations — 1.6%
3,000,000	Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.470%), 4.05%, 04/24/29(a)(c)	3,002,092
4,394,736	Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 3.74%, 10/17/26(a)(c)	4,394,731
4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.300%), 3.89%, 04/20/30(a)(c)	3,996,710
5,000,000	THL Credit Wind River CLO Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.230%), 3.82%, 07/20/30(a)(c)	4,964,351
3,000,000	Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.950%), 3.55%, 07/16/27(a)(c)	2,985,821
		19,343,705

47

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities — 0.4%
$5,000,000	Black Diamond CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.450%), 4.04%, 02/06/26(a)(c)	$4,986,016
UNITED STATES — 3.0%
Other Asset-Backed Securities — 3.0%
1,893,838	Ally Auto Receivables Trust, Series 2017-2, Class A3, 1.78%, 08/16/21	1,886,056
1,103,324	CarMax Auto Owner Trust Series 2017-2, Class A3, 1.93%, 03/15/22	1,098,083
2,975,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 08/15/21	2,966,403
2,961,662	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29(a)	2,935,016
262,312	Enterprise Fleet Financing LLC Series 2016-2, Class A2, 1.74%, 02/22/22(a)	261,815
390,145	Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13%, 07/20/22(a)	389,050
1,500,000	Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 01/20/23(a)	1,485,757
1,250,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/22	1,246,006
2,000,000	GM Financial Consumer Automobile Series 2017-1A, Class A4, 2.06%, 05/16/23(a)	1,982,977
5,000,000	Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/20(a)	4,992,861
3,000,000	Sofi Professional Loan Program, Series 2018-B, Class A2FX, 3.34%, 08/25/47(a)	3,034,846
2,000,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.10%, 09/15/22	1,986,618
2,367,727	Verizon Owner Trust Series 2017-1A, Class A, 2.06%, 09/20/21(a)	2,362,743
1,750,000	Verizon Owner Trust Series 2017-3A, Class A1A, 2.06%, 04/20/22(a)	1,740,601
1,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3, 3.02%, 11/21/22	1,008,917
1,000,000	Wheels SPV 2 LLC, Series 2018-1A, Class A2, 3.06%, 04/20/27(a)	1,002,733
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,100,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 04/17/23	$3,096,579
2,150,000	World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.04%, 05/15/24	2,170,731
		35,647,792
Total Asset-Backed Securities (Cost $74,815,463)		74,687,329

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
1,092,643	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A 3.00%, 01/27/38(a)	1,079,727
Total Collateralized Mortgage Obligations (Cost $1,112,951)		1,079,727
U.S. GOVERNMENT AGENCIES — 1.1%
Federal Home Loan Bank — 0.8%
9,985,000	1.13%, 06/21/19(d)	9,966,049
Overseas Private Investment Corp. — 0.2%
1,949,077	5.14%, 12/15/23	2,073,485
Small Business Administration — 0.1%
120,931	4.11%, 03/10/20	121,939
452,055	4.08%, 03/10/21	460,423
		582,362
Total U.S. Government Agencies (Cost $12,506,876)		12,621,896

48

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 72.6%
U.S. Treasury Bonds — 5.0%
$54,061,000	3.50%, 02/15/39	$60,212,550
U.S. Treasury Notes — 67.6%
6,000,000	0.88%, 06/15/19	5,988,441
41,736,000	2.38%, 04/30/20	41,722,958
9,664,000	1.50%, 06/15/20	9,570,380
17,376,000	1.38%, 09/15/20	17,151,334
14,977,000	1.88%, 12/15/20	14,872,863
7,500,000	2.63%, 05/15/21	7,550,684
47,176,000	1.88%, 11/30/21	46,739,254
88,806,000	1.88%, 01/31/22	87,914,471
900,000	1.88%, 05/31/22	890,121
166,813,000	1.75%, 01/31/23	163,782,999
34,168,544	0.63%, 01/15/24(e)	34,538,701
85,815,000	2.38%, 08/15/24	86,096,580
45,372,000	2.25%, 11/15/24	45,194,766
61,933,000	2.00%, 02/15/25	60,786,272
38,735,000	2.25%, 11/15/25	38,420,278
81,229,000	1.63%, 02/15/26	77,323,027
37,328,000	2.00%, 11/15/26	36,232,948
38,334,000	2.25%, 11/15/27	37,678,129
Total U.S. Government Securities (Cost $865,248,478)		872,666,756
GOVERNMENT BONDS — 0.2%
JAPAN — 0.2%
3,000,000	Japan Bank For International Cooperation, 2.25%, 02/24/20	2,992,713
Total Government Bonds (Cost $2,997,705)		2,992,713

Shares
INVESTMENT COMPANY — 1.0%
11,882,480	SEI Daily Income Trust Government II Fund, Class A, 2.25%(f)	11,882,480
Total Investment Company (Cost $11,882,480)		11,882,480
TOTAL INVESTMENTS — 99.4% (Cost $1,185,955,826)		$1,194,845,029
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		7,643,491
NET ASSETS — 100.0%		$1,202,488,520

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $90,112,521 which is 7.49% of net assets.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2019.
(c)	Floating rate security. Rate shown is the rate in effect as of April 30, 2019.
(d)	The rate represents the annualized yield at time of purchase.
(e)	Inflation protected security. Principal amount reflects original security face amount.
(f)	The rate shown represents the current yield as of April 30, 2019.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	73.7%
Corporate Bonds	18.2
Asset Backed Securities	6.2
Government Bonds	0.2
Collateralized Mortgage Obligations	0.1
Other*	1.6
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

49

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2019
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 96.2%
Alabama — 1.1%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A 5.00%, 09/01/22	$2,218,600
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds 5.00%, 09/01/21	1,885,275
5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds 5.00%, 09/01/20	5,214,050
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/22	3,359,088
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/26	4,254,604
1,500,000	City of Huntsville Warrants Refunding GO, Series A 5.00%, 08/01/26	1,740,240
7,000,000	State of Alabama Economic Improvements GO, Series A 5.00%, 11/01/31	8,665,930
3,095,000	State of Alabama Economic Improvements GO, Series A 5.00%, 11/01/33	3,798,617
		31,136,404
Arizona — 1.1%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds 5.00%, 07/01/25	1,017,424
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A 5.00%, 09/01/23	2,717,693
150,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/22	164,733
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/24	1,979,059
2,750,000	Arizona State Board of Transportation Refunding Revenue Bonds 5.00%, 07/01/22	3,037,870
Principal Amount		Value
Arizona (continued)
$1,000,000	Arizona Transportation Board Highway Improvements Revenue Bonds, Series A 5.00%, 07/01/31	$1,255,670
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/26	1,463,238
5,000,000	City of Phoenix Advance Refunding GO 5.00%, 07/01/25	5,957,000
200,000	Maricopa County Community College District GO, Series C 5.00%, 07/01/20	201,129
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds 5.00%, 07/01/20	2,987,901
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/21	5,280,450
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/22	5,441,650
		31,503,817
California — 3.7%
5,000,000	California Infrastructure & Economic Development Bank Refunding Revenue Bonds 2.18%, 04/01/38(a)	5,005,950
500,000	California Municipal Finance Authority California Armenian Home Project Nursing Homes Revenue Bonds 5.00%, 05/15/36	595,589
200,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation) 5.00%, 05/15/25	240,253
325,000	California Statewide Communities Development Authority Green Bond Marin General Hospital Revenue Bonds 5.00%, 08/01/32	391,463
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/22	5,461,450

50

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
California (continued)
$5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 07/01/24	$5,875,200
1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23(b)	1,044,667
800,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/24	950,976
750,000	State of California Current Refunding GO 5.00%, 04/01/24	867,773
3,250,000	State of California Current Refunding GO 5.00%, 08/01/26	3,966,268
2,000,000	State of California Current Refunding GO 5.00%, 04/01/27	2,471,560
14,500,000	State of California Current Refunding GO 5.00%, 04/01/30	18,648,595
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/22	1,825,513
1,000,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/30	1,256,320
2,865,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/21	3,129,411
7,000,000	State of California Public Improvements GO 5.00%, 09/01/22	7,772,310
3,000,000	State of California Public Improvements GO 5.00%, 03/01/26	3,544,710
5,715,000	State of California Public Improvements GO 5.00%, 10/01/27	6,915,893
4,000,000	State of California Public Improvements GO 5.00%, 10/01/35	4,695,320
4,855,000	State of California Refunding GO 5.00%, 12/01/24	5,572,181
8,000,000	State of California Refunding GO 5.00%, 10/01/25	9,372,240
Principal Amount		Value
California (continued)
$7,430,000	State of California School Improvements GO 5.00%, 11/01/28	$9,261,272
6,000,000	State of California Water Utility Improvement Refunding GO 5.00%, 04/01/30	7,587,120
		106,452,034
Colorado — 0.4%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding) 5.00%, 12/01/19	509,925
800,000	City & County of Broomfield Advance Refunding COP 5.00%, 12/01/21	868,096
1,525,000	City of Thornton Co. School Improvement GO COP 5.00%, 12/01/29	1,899,754
2,060,000	Colorado Higher Education Refunding COP, Series A 5.00%, 11/01/24	2,404,164
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program) 5.00%, 12/01/24	2,350,280
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding) 5.00%, 12/01/23	114,723
150,000	EI Paso Country School District No 20 Academy School Improvements GO (State Aid Withholding) 5.00%, 12/15/25	180,449
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding) 5.00%, 12/15/22	1,320,609
1,630,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 05/15/26	1,957,125
		11,605,125
Connecticut — 3.0%
12,885,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S 5.00%, 07/01/27	16,073,909

51

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Connecticut (continued)
$1,000,000	Hartford County Metropolitan District Refunding Notes GO 5.00%, 03/01/25	$1,143,080
325,000	Hartford County Metropolitan District Refunding Notes GO, Series C (AGM) 5.00%, 11/01/23	370,087
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/25	6,990,863
2,350,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A 5.00%, 03/01/29	2,762,425
1,380,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A 5.00%, 05/01/31	1,668,351
32,445,000	State of Connecticut Refunding GO, Series C 5.00%, 06/01/23	35,355,965
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A 5.00%, 08/01/22	3,410,992
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds 5.00%, 08/01/22	1,375,400
1,900,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/24	2,187,793
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 10/01/19	8,110,240
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 09/01/27	5,688,450
825,000	Town of New Canaan CT Refunding GO, Series C 5.00%, 04/01/25	985,430
		86,122,985
Delaware — 1.4%
5,010,000	State of Delaware Advance Refunding GO, Series A 5.00%, 01/01/28	6,285,145
Principal Amount		Value
Delaware (continued)
$9,650,000	State of Delaware Public Facilities GO 5.00%, 02/01/26	$11,668,877
15,000,000	State of Delaware Public Facilities GO 5.00%, 02/01/28	18,845,400
2,885,000	State of Delaware Public Improvements GO 5.00%, 03/01/24	3,335,320
		40,134,742
District Of Columbia — 0.4%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C 5.00%, 12/01/19	5,097,800
3,000,000	District of Columbia Public Improvements GO, Series A 5.00%, 10/15/27	3,736,050
1,000,000	District of Columbia Refunding Revenue Bonds, Series A 5.00%, 12/01/20	1,052,520
		9,886,370
Florida — 2.5%
4,790,000	County of Miami-Dade Public Improvements GO 5.00%, 07/01/24	5,571,824
3,970,000	County of Palm Beach Advance Refunding Revenue Bonds 5.00%, 11/01/26	4,631,005
1,000,000	County of Sarasota Refunding Revenue Bonds 5.00%, 10/01/24	1,169,270
4,620,000	Florida Department of Management Services Current Refunding Revenue Bonds, Series A 5.00%, 09/01/28	5,695,351
1,200,000	Lee County School Board Refunding COP 5.00%, 08/01/25	1,375,344
4,000,000	Miami-Dade County Refunding GO, Series B 5.00%, 07/01/24	4,652,880
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A 5.00%, 10/01/20	2,095,520
3,990,000	State of Florida Advance Refunding GO, Series B 5.00%, 06/01/27	4,837,915
20,005,000	State of Florida Current Refunding GO 5.00%, 07/01/24	23,281,019

52

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Florida (continued)
$1,750,000	State of Florida Current Refunding, Series F 5.00%, 06/01/28	$2,118,498
1,100,000	State of Florida Economic Defeasance GO, Series D 5.00%, 06/01/28	1,331,627
9,800,000	State of Florida Refunding GO 5.00%, 07/01/24	10,813,026
3,895,000	State of Florida Refunding GO, Series C 5.00%, 06/01/24	4,403,804
		71,977,083
Georgia — 2.6%
1,295,000	Americus-Sumter Payroll Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/32	1,531,441
1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/27	1,911,742
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/28	2,122,795
500,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/26	597,909
1,010,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/33	1,199,496
3,090,000	Bleckley County & Dodge County Joint Development Authority Current Refunding Revenue Bonds 5.00%, 07/01/32	3,671,507
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding) 5.00%, 02/01/23	842,385
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/21	277,503
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/23	3,043,303
Principal Amount		Value
Georgia (continued)
$2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/24	$2,411,220
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 06/01/20(b)	5,013,900
2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B 5.00%, 06/01/21	2,137,540
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY) 5.00%, 10/01/19	2,053,674
1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/25	1,289,308
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,866,062
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,319,230
11,295,000	State of Georgia Advance Refunding GO, Series E 5.00%, 12/01/26	13,908,437
1,950,000	State of Georgia Public Improvements GO, Series A-2 5.00%, 02/01/25	2,245,698
2,860,000	State of Georgia Refunding GO, Series E-2 4.00%, 09/01/19	2,882,851
2,230,000	State of Georgia School Improvements GO, Series A-1 5.00%, 02/01/25	2,637,733
18,020,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/24	20,788,232
		73,751,966
Hawaii — 1.1%
10,000,000	City & County of Honolulu HI Refunding GO 5.00%, 09/01/25	11,932,800

53

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Hawaii (continued)
$1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A 5.00%, 07/01/21	$1,067,260
5,000,000	State of Hawaii Public Facilities GO, Series FT 5.00%, 01/01/30	6,162,650
1,300,000	State of Hawaii Public Facilities GO, Series FW 5.00%, 01/01/30	1,631,266
3,085,000	State of Hawaii Public Facilities GO, Series FW 5.00%, 01/01/32	3,822,068
2,515,000	State of Hawaii Public Improvements GO, Series FK 5.00%, 05/01/29	3,071,368
1,570,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/21	1,691,738
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/22	1,307,523
		30,686,673
Idaho — 0.1%
900,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY) 5.00%, 09/15/25	1,072,485
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D 5.00%, 09/15/23	1,662,675
740,000	Madison County School District No 321 Rexburg School Improvements GO, (School Board GTY), Series B 5.00%, 09/15/28	913,404
		3,648,564
Illinois — 1.0%
4,540,000	Du Page Cook & Will Counties Community College District No 502 Refunding GO 5.00%, 01/01/27	5,497,758
5,950,000	Illinois Finance Authority College Improvement Revenue Bonds 1.60%, 12/01/46(a)	5,950,000
5,000,000	Illinois Finance Authority General Revenue Bonds 5.00%, 01/01/27	6,094,450
Principal Amount		Value
Illinois (continued)
$1,000,000	Illinois Finance Authority Memorial Health System Current Refunding Revenue Bonds 5.00%, 04/01/29	$1,228,490
1,220,000	Illinois State Toll Highway Authority Current Refunding Revenue Bonds, Series A 5.00%, 01/01/21	1,286,990
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A 5.00%, 12/01/24	3,759,178
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D 5.00%, 12/01/22	2,215,240
1,400,000	Peoria Metropolitan Airport Authority Advance Refunding GO, Series D 5.00%, 12/01/26	1,671,250
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A 5.00%, 04/01/21	825,981
		28,529,337
Indiana — 0.1%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program) 5.00%, 07/15/20	519,855
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	258,806
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 01/15/22	1,443,236
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	274,915
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1 5.00%, 07/01/19	502,775
		2,999,587

54

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Iowa — 1.0%
$5,675,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/21	$6,068,221
4,000,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/26	4,850,880
6,110,000	Iowa Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/01/21	6,568,617
5,000,000	Iowa Finance Authority Unity Point Health Current Refunding Revenue 1.73%, 12/01/41(a)	5,000,000
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds 5.00%, 08/01/20	1,875,690
3,000,000	State of Iowa Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/28	3,598,620
		27,962,028
Kansas — 0.7%
15,000,000	Johnson County Lease Purchase Revenue Bonds, Series A 5.00%, 09/01/26	18,335,400
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2 5.00%, 08/01/23	1,432,456
		19,767,856
Kentucky — 0.6%
11,030,000	Kentucky Economic Development Finance Authority Owensboro Medical Health System Revenue Bonds, Series A 5.25%, 06/01/23(b)	11,452,118
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	5,720,200
		17,172,318
Louisiana — 0.1%
250,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1 5.00%, 08/01/26	303,769
Principal Amount		Value
Louisiana (continued)
$2,000,000	State of Louisiana Highway Improvement Revenue Bonds, Series A 5.00%, 09/01/30	$2,468,900
		2,772,669
Maine — 0.1%
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/19	2,281,478
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21	176,134
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21(b)	5,353
		2,462,965
Maryland — 9.0%
5,735,000	County of Anne Arundel School Improvements GO 5.00%, 04/01/27	6,763,228
2,410,000	County of Anne Arundel School Improvements GO 5.00%, 10/01/27	3,005,607
2,810,000	County of Anne Arundel School Improvements GO 5.00%, 04/01/28	3,306,134
4,080,000	County of Anne Arundel School Improvements GO 5.00%, 10/01/30	5,197,757
3,575,000	County of Baltimore Refunding GO 5.00%, 03/01/27	4,414,088
1,200,000	County of Baltimore Refunding GO, (Special Assessment) 5.00%, 02/01/29	1,439,316
2,730,000	County of Baltimore Refunding Notes GO 5.00%, 03/01/23	3,070,213
3,835,000	County of Baltimore Refunding Public Notes GO 5.00%, 03/01/23	4,312,918
8,165,000	County of Baltimore Refunding Public Notes GO 5.00%, 03/01/24	9,427,146
5,000,000	County of Baltimore Refunding Public Notes GO 5.00%, 03/01/28	6,281,750

55

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Maryland (continued)
$2,860,000	County of Charles Public School Improvements GO 5.00%, 10/01/21	$3,090,230
1,500,000	County of Frederick Refunding GO, Series A 5.00%, 02/01/25	1,772,460
3,220,000	County of Howard MD Advance Refunding Public Improvements GO, Series B 5.00%, 02/15/29	3,937,513
5,000,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/22	5,506,950
4,500,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/23	5,097,330
6,650,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/22	7,394,401
19,000,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/26	23,291,720
1,200,000	County of Montgomery Refunding GO, Series A 5.00%, 11/01/23	1,374,300
10,320,000	County of Montgomery Refunding Public Notes GO, Series A 5.00%, 11/01/27	12,908,359
12,500,000	County of Prince George’s Advance Refunding Public Improvements GO, Series B 5.00%, 07/15/23	14,205,250
3,185,000	County of Prince George’s Public School Improvement GO, Series A 5.00%, 09/15/25	3,818,751
3,180,000	County of Prince George’s Public School Improvement GO, Series A 5.00%, 09/15/26	3,894,896
3,110,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/24	3,622,652
9,355,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/25	11,163,696
3,435,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University and College Improvements Revenue Bonds, Series A 1.55%, 07/01/36(a)	3,435,000
Principal Amount		Value
Maryland (continued)
$1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds 5.00%, 10/01/20	$1,047,760
7,585,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/24	8,853,667
9,255,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/25	11,065,556
6,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 02/01/25	6,711,240
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 11/01/26	11,705,200
2,750,000	State of Maryland Public facilities GO, Series 1 5.00%, 03/15/32	3,444,293
8,035,000	State of Maryland Public Improvements GO, Series A 5.00%, 08/01/24(b)	9,123,903
3,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/25	3,555,330
3,815,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/27	4,716,942
5,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/28	6,159,450
6,700,000	State of Maryland School Improvements GO 5.00%, 06/01/23	7,589,358
20,000,000	State of Maryland School Improvements GO, Series A 5.00%, 03/15/23	22,524,600
7,500,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO 5.00%, 06/01/22	8,262,750
		256,491,714
Massachusetts — 6.9%
2,550,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes 3.00%, 08/02/19	2,557,344
6,050,000	Brockton Area Transit Authority Public Improvements GO Notes 2.50%, 08/02/19	6,056,837

56

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$2,200,000	Cape Ann Transportation Authority Cash Flow Management Revenue Notes 2.75%, 07/03/19	$2,202,222
5,450,000	Cape Cod Regional Transit Authority GO Notes 2.50%, 07/26/19	5,454,306
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/25	8,348,830
840,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/26	1,024,103
6,430,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/27	7,988,182
1,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/28	1,893,105
9,330,000	Commonwealth of Massachusetts Advance Refunding GO, Series C 5.00%, 10/01/26	11,430,183
10,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series E 5.00%, 11/01/24	11,739,300
2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B 5.00%, 06/15/22	3,197,598
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A 5.00%, 05/01/19	9,000,000
2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C 5.00%, 07/01/32	2,337,320
1,570,000	Commonwealth of Massachusetts Public Improvements GO, Series D 5.00%, 02/01/33	1,869,697
8,325,000	Commonwealth of Massachusetts Public Improvements GO, Series E 5.00%, 11/01/31	10,138,185
8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM) 5.25%, 11/01/26	9,956,480
Principal Amount		Value
Massachusetts (continued)
$4,500,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/27	$5,459,625
3,800,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 08/09/19	3,805,320
1,500,000	Marthas Vineyard Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 05/20/19	1,499,970
1,000,000	Massachusetts Bay Transportation Authority Advance Refunding Revenue Bonds, Senior Series B 5.00%, 07/01/33	1,162,800
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017 5.00%, 08/01/21	9,145,830
5,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A 5.00%, 07/15/33	5,988,100
10,000,000	Massachusetts Development Finance Agency Miscellaneous Purpose Revenue Bonds, Series A 5.25%, 04/01/37(b)	10,693,000
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B 5.00%, 08/01/20	8,111,117
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/22	554,335
8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B 5.25%, 08/01/26	10,613,187
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/22	2,993,409
8,200,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 06/28/19	8,204,428
16,500,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 08/02/19	16,519,800

57

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$11,100,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes 2.50%, 07/19/19	$11,109,435
6,000,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes 2.50%, 06/28/19	6,003,120
		197,057,168
Michigan — 0.4%
425,000	Avondale School District School Improvement GO, (Q-SBLF) 5.00%, 11/01/29	518,152
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/23	224,807
800,000	Eastpointe Community Schools Advance Refunding GO, (Q-SBLF) 5.00%, 05/01/27	963,032
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A 5.00%, 12/01/25	1,452,323
500,000	Grand Valley State University & College Improvements Revenue Bonds, Series A 5.00%, 12/01/23	568,409
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF) 5.00%, 05/01/19	249,999
1,000,000	Michigan State University Refunding Revenue Bonds, Series A 5.00%, 08/15/31	1,162,340
400,000	Midland Public School Improvements GO, Series II, (Q-SBLF) 5.00%, 05/01/30	494,755
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/22	1,096,370
3,000,000	University of Michigan University & College Improvements Revenue Bonds, Series A 5.00%, 04/01/26	3,641,040
1,000,000	Utica Community School Improvements GO, (Q-SBLF) 5.00%, 05/01/31	1,223,610
		11,594,837
Principal Amount		Value
Minnesota — 1.1%
$1,515,000	Cambridge-Isanti Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program) 5.00%, 02/01/24	$1,737,281
1,000,000	City of Rochester Advance Refunding GO, Series B 5.00%, 12/01/24	1,178,050
1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B 5.00%, 03/01/27	2,192,429
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A 5.00%, 02/01/25	2,577,212
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3 5.00%, 12/01/19	5,532,361
785,000	State of Minnesota Public Improvements COP 5.00%, 06/01/23	887,874
1,395,000	State of Minnesota Public Improvements COP 5.00%, 06/01/24	1,618,619
2,740,000	State of Minnesota Public Improvements COP 5.00%, 06/01/25	3,175,194
2,910,000	State of Minnesota Public Improvements COP 5.00%, 06/01/26	3,369,635
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B 5.00%, 03/01/21	1,060,140
3,915,000	State of Minnesota School Improvements GO, Series A 5.00%, 08/01/28	4,756,294
1,505,000	University of Minnesota Current Refunding Revenue Bonds, Series B 5.00%, 10/01/29	1,923,556
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/24	1,146,720
		31,155,365

58

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Mississippi — 0.6%
$570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program) 5.00%, 01/01/23	$634,409
3,060,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A 5.00%, 01/01/25	3,561,748
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds 5.00%, 11/01/22	343,623
10,000,000	State of Mississippi Public Improvements GO, Series B 5.00%, 12/01/31	11,260,400
830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A 5.00%, 10/01/25	985,069
		16,785,249
Missouri — 0.8%
1,000,000	Belton School District No 124 school Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/28	1,246,200
570,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/21	601,498
300,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/22	322,377
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation) 5.00%, 12/01/26	2,656,408
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	4,606,280
905,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/25	1,066,696
Principal Amount		Value
Missouri (continued)
$2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/19	$2,255,394
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/21	2,161,000
500,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/24	575,535
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	2,065,626
4,915,000	University of Missouri Refunding Revenue Bonds, Series B 1.48%, 11/01/31(a)	4,915,000
		22,472,014
Nevada — 0.1%
2,605,000	Clark County Water Reclamation District GO, Series A 5.25%, 07/01/20(b)	2,620,760
New Hampshire — 0.4%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds 5.00%, 09/01/19	2,274,143
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/21	4,329,629
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/22	4,456,112
		11,059,884
New Jersey — 0.8%
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY) 5.00%, 12/01/22	223,881
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B 5.00%, 01/01/20	1,328,613

59

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$8,500,000	New Jersey Transportation Trust Fund Authority Current Refunding Revenue Bonds 5.00%, 06/15/23	$9,423,185
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.25%, 12/15/21	2,162,960
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.50%, 12/15/21	2,175,660
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A 5.25%, 12/15/22	1,661,715
650,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds 5.00%, 06/15/21	689,078
1,575,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds 5.00%, 06/15/24	1,778,033
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B 5.00%, 06/15/19	501,909
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/27	1,218,100
2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A 5.00%, 01/01/29	2,410,780
		23,573,914
New York — 17.1%
10,025,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/21	10,772,865
30,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	33,169,800
10,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/27	12,364,600
15,000,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/23	17,033,250
Principal Amount		Value
New York (continued)
$11,650,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/24	$13,553,960
2,910,000	City of New York Public Improvements GO, Sub-Series D-1 5.00%, 08/01/22	3,217,471
1,855,000	City of New York Refunding GO, Series C 5.00%, 08/01/20	1,933,467
650,000	City of New York Refunding GO, Series C 5.00%, 08/01/22	718,679
8,170,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	9,033,242
3,575,000	City of New York Refunding GO, Series F 5.00%, 08/01/29	3,879,483
2,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/21	2,686,500
18,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/22	20,454,710
5,000,000	City of New York Refunding GO, Series I 5.00%, 08/01/25	5,658,000
3,000,000	County of Rockland GO Notes 3.00%, 04/02/20	3,034,860
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/23	5,329,450
5,055,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.25%, 11/15/31	6,163,208
5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B 5.00%, 11/15/34(a)	5,115,850
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/28	287,069
1,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/29	1,213,096
3,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	3,320,883

60

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$20,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(a)	$22,062,000
940,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series C-1 5.00%, 11/15/27	1,146,640
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F 5.00%, 11/15/21	2,075,631
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/21	2,058,961
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/24	2,919,125
1,000,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Series S-4A, (State Aid Withholding) 5.00%, 07/15/30	1,241,040
10,500,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3, (State Aid Withholding) 5.00%, 07/15/28	13,242,180
975,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21(b)	1,045,785
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C 5.00%, 11/01/23	1,547,357
2,200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 05/01/22(b)	2,200,000
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	17,244,862
Principal Amount		Value
New York (continued)
$1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/19	$1,062,890
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/21	2,626,809
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/21	1,662,743
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvement Revenue Bonds, Series C-1 5.00%, 05/01/22	3,298,080
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/31	10,820,070
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/20	630,245
3,545,000	New York City Water & Sewer System Current Refunding Revenue 5.00%, 06/15/24	4,153,251
1,000,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series DD-2 5.00%, 06/15/24	1,119,910
4,370,000	New York Local Government Assistance Corp. Refunding Revenue Bonds 1.53%, 04/01/24(a)	4,370,000
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 12/01/21	5,428,250
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	10,270,806
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/22	8,531,998

61

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	$16,180,920
2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/31	2,347,660
7,500,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series 1 (State Aid Withholding) 5.00%, 01/15/30	9,235,125
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue 5.00%, 07/01/25	1,184,330
8,770,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series A-Group A 5.00%, 03/15/22	9,610,517
5,000,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series B-Group B 5.00%, 02/15/28	5,884,700
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/20	15,821,700
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	4,791,405
7,850,000	New York State Dormitory Authority School Improvement Refunding Revenue Bonds, Series E 5.00%, 03/15/30	9,795,623
6,000,000	New York State Dormitory Authority School Improvement Refunding Revenue Bonds, Series E 5.00%, 03/15/31	7,431,180
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/21	1,110,365
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/25	8,910,748
Principal Amount		Value
New York (continued)
$1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 02/15/27	$1,215,800
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/27	7,783,623
22,680,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C 5.00%, 03/15/27	28,065,593
6,325,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series C 5.00%, 03/15/30	7,816,372
1,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A 5.00%, 07/01/32	1,852,290
3,000,000	New York State Environmental Facilities Corp Refunding Revenue Bonds 5.00%, 06/15/29	3,476,250
3,750,000	New York State Environmental Facilities Corp Water Utility Improvements Refunding Revenue 5.00%, 06/15/25	4,511,513
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/20	1,472,414
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/21	8,369,040
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	2,314,600
2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/27	2,537,135
5,875,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A 5.00%, 03/15/25	6,970,159

62

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$5,605,000	New York State Urban Development Corp Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/22	$6,140,502
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	5,154,516
4,215,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/27	4,803,625
5,880,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/28	6,692,792
4,450,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds 5.00%, 11/15/28	5,685,765
120,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series B 5.00%, 11/15/29	148,061
2,125,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/27	2,654,083
5,105,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds 5.00%, 11/15/33	6,278,691
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds 5.00%, 12/15/24	1,791,856
		487,738,029
North Carolina — 1.9%
680,000	Appalachian State University Refunding Revenue Bonds 5.00%, 05/01/20	702,712
3,325,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/26	4,083,732
7,225,000	County of Wake Refunding Public Notes GO, Series A 5.00%, 03/01/26	8,757,928
675,000	Dare County Refunding Revenue Bonds, Series D 5.00%, 06/01/21	719,847
Principal Amount		Value
North Carolina (continued)
$1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds 5.00%, 12/01/25	$1,201,970
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A 5.00%, 10/01/21	351,081
3,250,000	State of North Carolina Advance Refunding Revenue Bonds 5.00%, 03/01/22	3,546,920
13,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/23	14,698,450
2,010,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/24	2,328,444
8,025,000	State of North Carolina Public Improvements GO, Series A 5.00%, 06/01/26	9,785,765
5,270,000	State of North Carolina Public Improvements GO, Series A 5.00%, 06/01/27	6,550,452
		52,727,301
Ohio — 3.4%
1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/23	1,344,658
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/24	1,173,970
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/25	1,542,758
3,500,000	City of Columbus GO, Series A 4.00%, 08/15/25	3,971,590
1,945,000	City of Columbus Public Improvements GO, Series 1 1.50%, 12/01/26(a)	1,945,000
3,730,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/21	3,999,008
5,000,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/26	6,088,300
2,000,000	City of Columbus Refunding GO, Series 5 5.00%, 08/15/23	2,277,840

63

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Ohio (continued)
$1,100,000	County of Cuyahoga Refunding Revenue Bonds 5.00%, 12/01/22	$1,226,467
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/26	1,169,170
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/27	1,767,111
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds 5.00%, 12/01/23	1,145,340
3,000,000	Ohio Water Development Authority Revenue Bonds 5.00%, 06/01/26	3,647,070
10,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A 5.00%, 06/01/29	12,755,800
3,045,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/42(b)	3,355,925
2,350,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/45(b)	2,589,959
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds 5.00%, 06/01/24	360,723
16,790,000	State of Ohio Advance Refunding GO, Series A 5.00%, 12/15/24	19,729,257
1,000,000	State of Ohio Advance Refunding Revenue Bonds 5.00%, 10/01/21	1,079,260
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	1,682,153
300,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	349,235
210,000	State of Ohio Highway Improvements Revenue Bonds 5.00%, 12/15/24	246,393
Principal Amount		Value
Ohio (continued)
$2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/20	$2,107,580
2,000,000	State of Ohio Mental Health Facility Improvements Revenue Bonds 5.00%, 06/01/25	2,365,600
2,530,000	State of Ohio Mental Health Facility Improvements Revenue Bonds, Series A 5.00%, 02/01/23(b)	2,679,371
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A 5.00%, 02/01/24	1,623,996
5,000,000	State of Ohio School Improvements GO, Series B 5.00%, 06/15/23	5,663,150
5,545,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/28	6,545,983
1,520,000	University of Cincinnati Advance Refunding Revenue, Series A 5.00%, 06/01/26	1,836,586
		96,269,253
Oklahoma — 0.8%
675,000	City of Oklahoma City Current Refunding GO 5.00%, 03/01/24	777,701
3,650,000	City of Oklahoma City Public Improvements GO 5.00%, 03/01/26	4,403,506
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 4.00%, 01/01/21	2,077,120
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/26	6,006,950
2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/28	3,717,638
1,575,000	Tulsa Metropolitan Utility Authority Refunding Revenue Bonds, Series A 5.00%, 04/01/27	1,935,911
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/25	2,366,100

64

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Oklahoma (continued)
$1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A 5.00%, 07/01/25	$1,478,813
		22,763,739
Oregon — 1.0%
1,390,000	Clatsop County School District No 30 Warrenton-Hammond School Improvements GO, Series B, (School Board GTY) 5.00%, 06/15/27	1,717,123
1,455,000	Clatsop County School District No 30 Warrenton-Hammond School Improvements GO, Series B, (School Board GTY) 5.00%, 06/15/28	1,821,253
4,000,000	State of Oregon Facilities Improvements GO, Series A 5.00%, 05/01/25	4,747,480
4,940,000	State of Oregon Facilities Improvements GO, Series A 5.00%, 05/01/27	6,109,891
9,140,000	State of Oregon Refunding GO, Series G 5.00%, 11/01/30	10,319,334
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY) 4.00%, 06/15/19	1,760,054
2,000,000	Washington County School District No 1 West Union School Improvements GO, (School Board GTY) 5.00%, 06/15/28	2,464,320
		28,939,455
Pennsylvania — 0.7%
5,000,000	Commonwealth of Pennsylvania Public Facilities GO, Series 1 5.00%, 03/01/22	5,452,450
10,000,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2 5.00%, 09/15/20	10,450,200
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds 5.00%, 08/15/26	1,206,110
1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A 5.00%, 09/01/26	1,512,862
		18,621,622
Principal Amount		Value
Rhode Island — 0.6%
$6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue 5.00%, 06/15/23	$7,800,958
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A 5.00%, 05/15/22	3,274,740
4,025,000	Rhode Island Health & Educational Building Corp. College Improvements Revenue Bonds 1.56%, 05/01/35(a)	4,025,000
850,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D 5.00%, 04/01/24	970,955
960,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/24	1,100,774
1,010,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/25	1,179,417
		18,351,844
South Carolina — 0.9%
3,600,000	Beaufort County School District School Improvements Refunding GO, Series A (South Carolina School District) 5.00%, 03/01/22	3,935,196
4,010,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/27	4,928,170
3,000,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/28	3,715,680
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District) 5.00%, 03/01/20	1,681,467
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District) 5.00%, 03/01/26	2,838,495

65

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
South Carolina (continued)
$1,500,000	State of South Carolina Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 04/01/26	$1,822,710
1,485,000	State of South Carolina University & College Improvements GO, Series B (State Aid Withholding) 5.00%, 04/01/22	1,628,555
4,680,000	State of South Carolina University & College Improvements Refunding GO, Series A (State Aid Withholding) 5.00%, 04/01/22	5,132,416
		25,682,689
South Dakota — 0.1%
2,455,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds 5.00%, 08/01/29	2,837,685
Tennessee — 0.8%
1,000,000	County of Montgomery Advance Refunding School Improvements GO 5.00%, 04/01/26	1,211,500
1,600,000	Metropolitan Government of Nashville & Davidson County Advance Refunding Revenue, Series B 5.00%, 05/15/25	1,899,664
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A 5.00%, 05/15/23	452,059
2,335,000	State of Tennessee Refunding Notes GO, Series A 5.00%, 08/01/27	2,847,626
7,000,000	Tennessee State School Bond Authority Advance Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/31	8,205,820
7,000,000	Tennessee State School Bond Authority Advance Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/32	8,173,410
Principal Amount		Value
Tennessee (continued)
$900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/25	$1,052,928
		23,843,007
Texas — 16.9%
7,000,000	Aldine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/28	8,165,640
2,250,000	Alief Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/28	2,749,095
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/22	1,090,250
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,011,962
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/26	2,066,958
1,100,000	Amarillo College District Refunding GO 4.00%, 02/15/20	1,120,779
235,000	Anna Independent School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/28	289,743
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/23	542,492
1,450,000	Austin Community College District Refunding GO 5.00%, 08/01/27	1,739,928
2,525,000	Austin Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/27	3,054,493
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD) 5.00%, 08/01/21	1,073,910
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/26	6,392,390

66

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Texas (continued)
$3,070,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/28	$3,741,071
2,000,000	Bexar County Hospital District Current Refunding GO 5.00%, 02/15/30	2,452,660
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/01/27	1,295,579
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,906,997
5,000,000	Burleson Independent School District School Improvement GO, (PSF-GTD) 2.50%, 02/01/47(a)	5,079,050
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/25	1,187,150
1,420,000	Burleson Independent School District Refunding GO, Series B, (PSF-GTD) 5.50%, 08/01/27	1,801,071
5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds 5.00%, 11/15/29	6,015,700
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/21	1,082,400
2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/21	2,470,944
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/22	2,614,714
2,535,000	City of Cedar Park Public Improvements Refunding GO 5.00%, 02/15/20	2,602,608
4,020,000	City of College Station Improvements Advance Refunding GO 5.00%, 02/15/25	4,713,410
935,000	City of Conroe Public Improvements GO 5.00%, 03/01/25	1,072,978
2,075,000	City of Denton Public Improvements GO 5.00%, 02/15/23	2,323,398
Principal Amount		Value
Texas (continued)
$1,715,000	City of Denton Public Improvements GO 5.00%, 02/15/24	$1,968,494
1,290,000	City of Denton Public Improvements GO 5.00%, 02/15/28	1,530,895
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds 5.00%, 03/01/24	954,143
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/25	401,650
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/26	1,432,588
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue 5.00%, 02/15/25	6,057,209
450,000	City of Lubbock Unrefunded Public Improvements GO 5.25%, 02/15/20	450,599
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/25	2,634,106
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/26	2,836,059
930,000	City of Pflugerville Advance Refunding GO 5.00%, 08/01/26	1,118,120
1,815,000	City of Plano Advance Refunding GO 5.00%, 09/01/23	2,064,671
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds 5.00%, 05/01/26	1,420,956
1,205,000	City of Round Rock TX Utility System Revenue Advance Refunding 5.00%, 08/01/25	1,430,516
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,789,159
1,535,000	College of the Mainland University and College Improvements GO 5.00%, 08/15/29	1,891,151
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,417,509

67

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Texas (continued)
$900,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/21	$953,316
460,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	501,782
1,400,000	Coppell Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/32	1,714,902
2,130,000	County of Bexar Advance Refunding GO 5.00%, 06/15/26	2,526,926
7,500,000	County of Bexar Advance Refunding GO 5.00%, 06/15/29	8,994,075
2,910,000	County of Bexar Refunding GO 5.00%, 06/15/22	3,206,733
24,000,000	County of Bexar Tax Public Improvements GO, Series B 5.00%, 06/15/43(b)	27,168,240
675,000	County of Collin Advance Refunding GO 5.00%, 02/15/24	775,440
2,800,000	County of Dallas Public Improvements GO 5.00%, 08/15/28	3,372,208
1,500,000	County of Denton Advance Refunding GO 5.00%, 07/15/24	1,743,255
1,590,000	County of Harris Advance Refunding Revenue, Series A 5.00%, 08/15/25	1,891,257
1,850,000	County of Williamson Limited Tax Advance Refunding GO 5.00%, 02/15/24	2,123,449
1,000,000	County of Williamson Limited Tax Refunding GO 5.00%, 02/15/21	1,059,970
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	422,528
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A 5.00%, 12/01/25	878,303
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	1,220,442
8,215,000	Denton Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/26	9,627,076
Principal Amount		Value
Texas (continued)
$6,500,000	Denton Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/29	$7,731,100
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,273,454
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,169,938
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/27	2,187,540
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/25	3,524,670
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD) 5.00%, 08/15/25	1,750,095
2,280,000	Fort Bend Independent School District Refunding Notes GO, Series A, (PSF-GTD) 1.95%, 08/01/49(a)	2,280,365
4,320,000	Fort Worth Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/22	4,712,386
885,000	Frenship Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/26	1,018,440
4,890,000	Frisco Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/26	5,874,504
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	1,627,223
1,095,000	Graham Independent School District Refunding GO, Series B (PSF-GTD) 5.00%, 02/15/21	1,159,868
4,500,000	Grand Parkway Transportation Corp Highway Improvements Revenue Bonds, Sub-Tier Series B 5.00%, 10/01/52(a)	5,072,760

68

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Texas (continued)
$2,865,000	Harris County Flood Control District Advance Refunding GO 5.00%, 10/01/28	$3,531,284
1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	1,010,170
2,040,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	2,488,494
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/27	3,294,591
4,000,000	Houston Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/28	4,887,280
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	2,822,734
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/24	670,597
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	585,945
750,000	Klein Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/01/23	850,343
1,645,000	La Joya Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/31	2,002,968
13,725,000	Lone Star College System Advance Refunding GO 5.00%, 02/15/29	16,357,455
4,455,000	Lone Star College System Advance Refunding GO, Series B 5.00%, 02/15/23	4,991,783
1,835,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/21	1,943,705
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	2,082,661
Principal Amount		Value
Texas (continued)
$560,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	$642,219
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	270,227
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,177,620
300,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/26	363,615
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/24	3,961,704
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/23	1,141,489
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/24	1,233,819
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	1,321,766
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/23	1,629,887
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/25	1,964,787
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/26	710,447
580,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/24	675,108
1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/25	1,393,213
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/21	1,075,630

69

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
Texas (continued)
$595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/26	$722,592
1,585,000	Mesquite Independent School District School Improvements GO, Series B (PSF-GTD) 5.00%, 08/15/26	1,924,887
1,000,000	New Caney Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	1,220,660
250,000	Northside Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/26	303,989
2,525,000	Northwest Independent School District Refunding GO, Series B 5.00%, 02/15/25	2,966,597
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	1,280,728
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/22	272,635
4,420,000	Pasadena Independent School District School Improvement Refunding GO, (PSF-GTD) 5.00%, 02/15/25	4,938,775
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/01/27	872,370
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/23	1,709,937
5,000,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/26	6,015,700
2,595,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	3,051,954
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD) 5.00%, 02/15/25	1,173,090
Principal Amount		Value
Texas (continued)
$925,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/22	$1,022,301
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/23	1,157,170
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/24	1,248,914
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,186,850
7,000,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A 2.63%, 05/01/49(a)	7,216,720
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD) 5.00%, 05/01/25	831,019
450,000	Spring Independent School District Advance Refunding GO (PSF-GTD) 5.00%, 08/15/27	542,723
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,218,250
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/22	2,393,042
7,180,000	Spring Independent School District Advance Refunding GO, Series A 5.00%, 08/15/28	8,625,765
24,500,000	State of Texas Cash Flow Management Revenue Notes 4.00%, 08/29/19	24,677,135
10,000,000	State of Texas Mobility Funds Highway Improvement GO, Series B 1.65%, 04/01/36(a)	10,000,000
5,000,000	State of Texas Public Finance Authority Advance Refunding GO 5.00%, 10/01/26	6,094,450
2,695,000	State of Texas Public Finance Authority Refunding GO 5.00%, 10/01/20	2,821,773
2,500,000	State of Texas Refunding Public Notes GO, Series A 5.00%, 10/01/21	2,699,400

70

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
Texas (continued)
$3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/25	$3,823,456
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/28	5,917,600
1,840,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/30	2,247,486
6,500,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/25	7,679,360
9,320,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/27	11,236,378
12,005,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/30	13,061,560
3,500,000	State of Texas Transportation Commission Refunding GO, Series A 5.00%, 10/01/22	3,885,630
1,030,000	State of Texas Water Utility Improvement Refunding GO, Series B1 5.00%, 08/01/26	1,251,532
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-2 5.00%, 08/01/28	1,153,120
3,500,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-3 5.00%, 08/01/27	4,327,610
1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,214,440
1,000,000	Temple Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 02/01/27	1,221,480
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/22	1,110,880
Principal Amount		Value
Texas (continued)
$5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/24	$6,764,227
3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/21	3,430,207
4,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A 5.00%, 10/01/26	5,180,283
2,080,000	Texas Water Development Board Water Utility Improvements Revenue Bonds 5.00%, 08/01/31	2,608,237
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds 5.00%, 08/01/24	1,163,970
500,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/22	552,255
1,680,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/23	1,905,187
935,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/24	1,086,779
2,085,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/25	2,478,669
1,635,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/26	1,983,124
1,000,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/27	1,233,850
220,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/20(b)	226,937
420,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/21(b)	446,842
1,480,000	University of North Texas Unrefunded Refunding Revenue 5.00%, 04/15/20	1,527,375

71

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
Texas (continued)
$1,065,000	University of Texas System Refunding Revenue Bonds, Series A 5.00%, 08/15/29	$1,225,687
2,000,000	University of Texas System University and College Improvements Revenue, Series D 5.00%, 08/15/23	2,276,060
7,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C 5.00%, 08/15/26	8,538,390
5,000,000	University of Texas System/The Refunding Revenue Bonds, Series B 1.45%, 08/01/32(a)	5,000,000
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/27	392,703
640,000	Wall Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	747,334
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD) 5.00%, 02/01/23	1,354,365
		482,141,420
Utah — 0.1%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21(b)	1,999,964
840,000	Salt Lake County Municipal Building Authority Public Facilities Revenue Bonds 5.00%, 01/15/31	1,020,298
		3,020,262
Virginia — 4.7%
4,110,000	City of Suffolk Public Improvements GO 5.00%, 02/01/26(b)	4,345,339
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 06/01/28	8,802,247
3,815,000	Commonwealth of Virginia University and College Improvements GO, Series A 5.00%, 06/01/22	4,209,051
Principal Amount		Value
Virginia (continued)
$3,865,000	Commonwealth of Virginia University and College Improvements GO, Series A 5.00%, 06/01/27	$4,709,309
7,000,000	Country of Fairfax Public Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/22	7,795,970
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/27	6,200,700
4,630,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/28	5,905,380
2,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/28	2,474,240
2,660,000	County of Arlington Public Improvements GO 5.00%, 08/15/31	3,313,323
2,160,000	County of Fairfax Sewer Improvement Revenue Bonds 5.00%, 07/15/22(b)	2,317,788
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A 4.50%, 03/01/20	1,382,144
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A 5.00%, 10/01/24	1,369,368
10,000,000	Virginia College Building Authority Advance Refunding Revenue Bonds 5.00%, 02/01/27	12,295,600
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A 5.00%, 09/01/28	1,212,850
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program) 5.00%, 09/01/21	2,089,460
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A 5.00%, 02/01/27(b)	576,415

72

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
Virginia (continued)
$6,000,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds 5.00%, 09/15/29	$7,396,980
2,600,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/23	2,939,482
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 03/15/23(b)	5,476,300
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 05/15/27	6,049,800
6,145,000	Virginia Public Building Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/26	7,485,286
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/21	2,649,456
8,805,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/30	11,195,822
6,500,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/31	8,191,495
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation) 5.00%, 08/01/21(b)	1,260,650
500,000	Virginia Public School Authority Advance Refunding Revenue Bonds 5.00%, 02/01/26	602,835
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 08/01/24	2,858,440
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 08/01/25	5,971,600
1,500,000	Virginia Resources Authority Advance Refunding Revenue 5.00%, 11/01/26	1,846,515
Principal Amount		Value
Virginia (continued)
$1,120,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25	$1,316,728
30,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25(b)	35,055
		134,275,628
Washington — 4.3%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY) 5.00%, 12/01/21	1,112,515
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY) 5.00%, 12/01/26	1,265,460
2,100,000	City of Seattle Public Improvements GO, Series A 5.00%, 11/01/24	2,465,253
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds 5.00%, 01/01/27	1,899,664
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY) 5.00%, 12/01/24	969,491
1,000,000	County of King WA Sewer Advance Refunding Revenue Bonds 5.00%, 07/01/30	1,215,550
7,000,000	County of King WA Sewer Revenue Sewer Improvement Revenue Bonds, Series B 5.00%, 07/01/29	8,777,370
10,000,000	Energy Northwest Advance Refunding Revenue Bonds 5.00%, 07/01/27	12,115,100
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A 5.00%, 07/01/28	4,272,762
1,035,000	King County Refunding GO 5.00%, 07/01/25	1,217,791
5,395,000	King County Refunding GO 5.00%, 07/01/26	6,338,586
9,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/32	10,937,970

73

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
Washington (continued)
$3,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/33	$3,634,470
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY) 5.00%, 12/01/24	1,379,809
1,000,000	Pierce County School District No 402 Franklin Pierce School Improvements GO, (School Board GTY) 5.00%, 12/01/30	1,222,450
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds 5.00%, 02/01/27	891,308
5,000,000	Port of Seattle Refunding GO 5.00%, 06/01/24	5,804,150
4,000,000	Port of Seattle WA Refunding GO, Series A 5.00%, 11/01/21	4,330,840
1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY) 5.00%, 12/01/23	1,283,307
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY) 5.00%, 12/01/25	5,787,050
360,000	Spokane County School District No 354 Mead School Improvement GO, (School Board GTY) 5.00%, 12/01/22	402,055
5,000,000	State of Washington Advance Refunding GO, Series R-2017A 5.00%, 08/01/27	6,074,950
15,000,000	State of Washington Advance Refunding GO, Series R-2018C 5.00%, 08/01/25	17,905,050
3,195,000	State of Washington Public Improvements GO, Series B 5.00%, 08/01/27	3,881,893
800,000	State of Washington Refunding GO, Series R-2012C 5.00%, 07/01/23	882,440
2,315,000	State of Washington School Improvements GO, Series C 5.00%, 02/01/27	2,846,431
Principal Amount		Value
Washington (continued)
$3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds 5.00%, 09/01/19	$3,285,750
3,100,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, Series C 5.00%, 06/01/29	3,722,108
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY) 5.00%, 12/01/24	5,214,318
		121,135,891
West Virginia — 0.2%
5,000,000	West Virginia Commissioner of Highways Improvement Revenue Bonds, Series A 5.00%, 09/01/20(b)	5,218,750
Wisconsin — 1.6%
5,000,000	Public Finance Authority Hospital Revenue Bonds, Series B 1.70%, 10/01/49(a)	5,000,000
9,140,000	State of Wisconsin Advance Refunding GO, Series 3 5.00%, 11/01/28	11,216,334
4,700,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds 5.00%, 06/01/29(b)	5,449,321
14,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A 5.00%, 05/01/29	17,073,980
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/27	1,447,344
2,770,000	State of Wisconsin Refunding GO, Series 2 5.00%, 11/01/26	3,394,607
860,000	State of Wisconsin Refunding Notes GO, Series A 5.00%, 05/01/28	1,014,258
		44,595,844
Total Municipal Bonds (Cost $2,700,199,693)		2,739,545,847

74

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Notes — 0.2%
$5,800,000	2.00%, 08/15/2025	$5,673,125
Total U.S. Government Securities (Cost $5,684,419)		5,673,125

Shares
INVESTMENT COMPANY — 3.4%
98,828,778	SEI Daily Income Trust Government II Fund, Class A, 2.25%(c)	98,828,778
Total Investment Company (Cost $98,828,778)		98,828,778

TOTAL INVESTMENTS — 99.8% (Cost $2,804,712,890)		$2,844,047,750
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,555,358
NET ASSETS — 100.0%		$2,848,603,108

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2019.
(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	The rate shown represents the current yield at April 30, 2019.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligations

GTY — Guaranty

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	1.1%
Arizona	1.1
California	3.7
Colorado	0.4
Connecticut	3.0
Delaware	1.4
District Of Columbia	0.4
Florida	2.5
Georgia	2.6
Hawaii	1.1
Idaho	0.1
Illinois	1.0
Indiana	0.1
Iowa	1.0
Kansas	0.7
Kentucky	0.6
Louisiana	0.1
Maine	0.1
Maryland	9.0
Massachusetts	6.9
Michigan	0.4
Minnesota	1.1
Mississippi	0.6
Missouri	0.8
Nevada	0.1
New Hampshire	0.4
New Jersey	0.8
New York	17.1
North Carolina	1.9
Ohio	3.4
Oklahoma	0.8
Oregon	1.0
Pennsylvania	0.7
Rhode Island	0.6
South Carolina	0.9
South Dakota	0.1
Tennessee	0.8
Texas	16.9
Utah	0.1
Virginia	4.7
Washington	4.3
West Virginia	0.2
Wisconsin	1.6
Other*	3.8
100.0%

*	Includes cash and equivalents, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

75

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	April 30, 2019 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 97.7%
California — 97.3%
$1,000,000	Abag Finance Authority for Nonprofit Corps Odd fellows Home CA Refunding Revenue Bonds, Series A 5.00%, 04/01/23	$1,128,440
175,000	Alameda County Joint Powers Authority Refunding Revenue Bonds 5.00%, 12/01/20	185,010
150,000	Allan Hancock Joint Community College District/CA University & College Improvements GO, Series E 5.00%, 08/01/28	191,820
2,040,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.00%, 04/01/38(a)	2,316,216
6,000,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.00%, 04/01/43(a)	6,812,400
24,695,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.25%, 04/01/48(a)	28,273,059
100,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 5.00%, 04/01/22	110,269
125,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 5.00%, 04/01/23	142,125
6,000,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 2.00%, 04/01/53(b)	6,039,420
110,000	Brentwood Infrastructure Financing Authority Refunding Revenue Bonds 5.00%, 07/01/24	128,906
150,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/23	167,211
Principal Amount		Value
California (continued)
$100,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/24	$111,371
930,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/27	1,030,756
500,000	California Educational Facilities Authority Advance Refunding Revenue Bonds 5.00%, 01/01/27	608,975
1,550,000	California Educational Facilities Authority Refunding Revenue Bonds 5.00%, 10/01/23	1,789,878
275,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/15/22	308,963
100,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/15/25	121,665
125,000	California Infrastructure & Economic Development Bank University & College Improvements Revenue Bonds 5.00%, 05/15/23	142,160
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/22	167,906
250,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/23	288,225
100,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/23	115,289
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/26	187,191
740,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/27	909,556
125,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/27	159,248

76

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
California (continued)
$100,000	California Municipal Finance Authority Advance Refunding Anaheim Water System Project Revenue Bonds, Series A 5.00%, 10/01/24	$118,289
100,000	California Municipal Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/15/23	114,875
2,200,000	California Municipal Finance Authority Nursing Homes NCROC-Paradise Valley Estate Revenue Bonds 2.25%, 07/01/25	2,205,192
1,085,000	California Municipal Finance Authority Pre-refunding Revenue Bonds 6.35%, 12/01/31(a)	1,168,122
415,000	California Municipal Finance Authority Pre-refunding Revenue Bonds 6.80%, 12/01/36(a)	449,632
160,000	California Municipal Finance Authority Retirement Facilities California Armenian Home Project Revenue Bonds 5.00%, 05/15/22	176,298
100,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds 5.00%, 04/01/23	113,659
125,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds 5.00%, 04/01/24	146,109
4,770,000	California State Current Refunding GO 5.00%, 08/01/27	5,610,665
250,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C 5.00%, 11/01/23	285,963
460,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C 5.00%, 11/01/24	539,217
100,000	California State Public Works Board Correctional Facilities Improvements, Series A 5.00%, 11/01/25	119,705
200,000	California State Public Works Board Correctional Facilities Improvements, Series C 5.00%, 11/01/27	248,382
Principal Amount		Value
California (continued)
$150,000	California State Public Works Board Public Improvements Revenue Bonds, Series G 5.00%, 11/01/22	$167,025
200,000	California State Public Works Board Refunding Revenue Bonds, Series B (NATL-RE) 5.00%, 06/01/19	200,570
325,000	California State Public Works Board Refunding Revenue Bonds, Series F 5.00%, 05/01/26	382,691
100,000	California State Public Works Board, Advance Refunding Revenue Bonds 5.00%, 11/01/26	122,077
135,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/19	137,441
1,000,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/24	1,118,560
250,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/25	295,935
120,000	California State University Current Refunding Revenue Bonds, Series C 5.00%, 11/01/21	130,418
250,000	California State University University & College Improvements Current Refunding Revenue Bonds, Series A 5.00%, 11/01/23	288,190
400,000	California State University University & College Improvements Refunding Revenue Bonds, Series A 5.00%, 11/01/24	413,928
150,000	California Statewide Communities Development Authority 5.00%, 08/15/23	171,306
150,000	California Statewide Communities Development Authority Advance Refunding Revenue Bonds 5.00%, 08/15/25	179,702
100,000	California Statewide Communities Development Authority Nursing Homes Retirement Facilities Revenue Bonds 5.00%, 07/01/28	125,727

77

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
California (continued)
$1,180,000	City & County of San Francisco CA Current Refunding School Improvements, Series R1 5.00%, 09/01/22	$1,316,715
325,000	City & County of San Francisco CA Public Improvements GO, Series B 5.00%, 06/15/22	360,237
100,000	City & County of San Francisco CA Refunding COP 5.00%, 04/01/21	106,793
150,000	City & County of San Francisco CA Refunding COP 5.00%, 04/01/23	170,243
1,475,000	City & County of San Francisco CA Refunding GO, Series R1 5.00%, 06/15/22	1,611,526
2,500,000	City & County of San Francisco CA Refunding Public Improvements COP 5.00%, 04/01/23	2,838,400
100,000	City of Los Angeles CA Wastewater System Revenue Advance Refunding Revenue Bonds, Subseries A 5.00%, 06/01/24	117,253
100,000	City of Los Angeles CA Wastewater System Revenue Green Bond, Subseries A 5.00%, 06/01/27	125,581
2,550,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A 5.00%, 06/01/25	2,904,731
3,645,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C 5.00%, 05/15/23	4,166,928
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C 5.00%, 05/15/24	1,763,100
200,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds 5.00%, 05/15/24	235,080
100,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds 5.00%, 05/15/25	120,639
6,800,000	City of Marysville CA, Health Improvements, Pre-refunded Revenue Bonds, OID 5.25%, 01/01/37(a)	7,224,320
Principal Amount		Value
California (continued)
$275,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/23	$317,787
150,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/24	178,083
200,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/25	242,828
100,000	City of Roseville CA Water Utility Revenue Advance Refunding COP 5.00%, 12/01/23	115,681
150,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds 5.00%, 09/01/25	181,794
165,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds 5.00%, 09/01/26	204,506
100,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Green Bond, Series D 5.00%, 11/01/26	124,695
200,000	City of Santa Rosa CA Wastewater Revenue Current Refunding Revenue Bonds, Series A 5.00%, 09/01/20	209,508
450,000	City of Santa Rosa CA Wastewater Revenue Current Refunding Revenue Bonds, Series A 5.00%, 09/01/22	502,290
150,000	Compton Community College District University & College Improvements GO, Series 2014-A (BAM) 4.00%, 08/01/19	150,948
275,000	Contra Costa Water District Refunding Revenue Bonds, Series T 5.00%, 10/01/25	324,041
425,000	County of Marin CA Advance Refunding Public Improvements 5.00%, 11/01/26	511,925
150,000	County of Monterey CA Public Improvements COP 5.00%, 10/01/19	152,270

78

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
California (continued)
$225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D 5.00%, 07/01/23	$255,528
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D 5.00%, 07/01/26	273,805
100,000	County of San Diego CA Refunding COP, Series A 5.00%, 10/15/25	118,065
100,000	Cucamonga Valley Water District Financing Authority Current Refunding Revenue Bonds 5.00%, 09/01/24	118,255
1,445,000	Desert Community College District Refunding GO 5.00%, 08/01/26	1,790,095
200,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/22	221,806
300,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/23	343,143
225,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 06/01/24	265,028
150,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 06/01/25	181,356
115,000	East Bay Municipal Utility District Water System Revenue Pre-refunded Revenue Bonds, Subseries A 5.00%, 06/01/23(a)	119,448
200,000	Los Angeles Community College District/CA Refunding GO, Series A 5.00%, 08/01/25	235,986
1,100,000	Los Angeles Community College District/CA Refunding GO, Series A 5.00%, 08/01/29	1,289,420
1,000,000	Los Angeles Community College District/CA University & College Improvements GO, Series 2008-F 5.00%, 08/01/24	1,147,510
Principal Amount		Value
California (continued)
$850,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Senior Series B 5.00%, 07/01/25	$971,601
100,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	114,479
125,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/24	147,231
120,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/25	141,277
800,000	Los Angeles County Metropolitan Transportation Authority Green Bond, Series A 5.00%, 07/01/23	915,840
125,000	Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds 5.00%, 07/01/21	134,626
250,000	Los Angeles County Metropolitan Transportation Authority, Green Bond, Series A 5.00%, 07/01/22	277,890
275,000	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds 5.00%, 07/01/24	323,909
250,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	285,765
125,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/27	157,671
2,065,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	2,330,476

79

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
California (continued)
$150,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/22	$163,844
450,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/23	506,921
600,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/24	696,330
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 07/01/24	5,875,200
330,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D 5.00%, 07/01/21	355,120
1,425,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D 5.00%, 07/01/22	1,581,622
100,000	Los Angeles Department of Water & Power Power System Revenue Electricity Light & Power Improvements Revenue Bonds, Series C 5.00%, 07/01/22	110,991
195,000	Los Angeles Department of Water & Power Power System Revenue Unrefunded Revenue Bonds, Series A 5.00%, 07/01/22	210,060
200,000	Los Angeles Department of Water Current Refunding Revenue Bonds, Series A 5.00%, 07/01/27	250,244
200,000	Los Angeles Department of Water Water Utility Improvements Current Refunding Revenue Bonds, Series B 5.00%, 07/01/28	257,270
100,000	Los Angeles Department of Water Water Utility Improvements Revenue Bonds Series A 5.00%, 07/01/28	127,273
Principal Amount		Value
California (continued)
$1,800,000	Los Rios Community College District Refunding GO 5.00%, 08/01/27	$1,992,600
175,000	Marin Community College District Advance Refunding GO 5.00%, 08/01/23	201,205
200,000	Metropolitan Water District of Southern California Refunding Revenue Bonds, Series B 5.25%, 07/01/24	201,278
1,100,000	Mount San Antonio Community College District University & College Improvements GO, Series 2014-A 5.00%, 08/01/28	1,320,968
275,000	Mount San Antonio Community College District University & College Improvements GO, Series 2018-A 5.00%, 08/01/27	347,212
325,000	Nevada County Finance Authority Revenue Bonds 4.00%, 10/01/22	352,095
450,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A 5.00%, 07/01/22	500,202
125,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A 5.00%, 07/01/24	147,231
210,000	Northern California Transmission Agency California-Oregon Project Advance Refunding Revenue Bonds 5.00%, 05/01/26	256,736
160,000	Ohlone Community College District Advance Refunding GO 5.00%, 08/01/24	189,234
100,000	Orange County Sanitation District Advance Refunding Revenue Bonds 5.00%, 02/01/26	122,781
3,000,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A 5.00%, 02/01/34	3,454,110
150,000	Orange County Sanitation District Current Refunding Revenue Bonds, Series A 5.00%, 02/01/27	188,130

80

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
California (continued)
$100,000	Orange County Water District Advance Refunding Revenue Bonds, Series A 5.00%, 08/15/27	$125,111
200,000	Orinda Union School District Current Refunding GO 5.00%, 10/15/19	203,310
100,000	Otay Water District Financing Authority Current Refunding Revenue Bonds, Series A 5.00%, 09/01/27	126,111
100,000	Palomar Community College District University & College Improvements GO, Series 2006-D 5.00%, 08/01/22	111,541
200,000	Placer County Water Agency Current Refunding COP 5.00%, 07/01/22	222,312
150,000	Placer County Water Agency Current Refunding COP 5.00%, 07/01/28	192,659
150,000	Regents of the University of California Medical Center Pooled Revenue Advance Refunding Revenue Bonds, Series L 5.00%, 05/15/23	170,655
1,145,000	Regents of the University of California Medical Center Pooled Revenue Current Refunding Revenue Bonds, Series L 5.00%, 05/15/24	1,337,933
1,320,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J 5.00%, 05/15/24(a)	1,498,609
6,150,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J 5.25%, 05/15/27(a)	7,042,119
870,000	Riverside County Transportation Commission Pre-refunding Refunding Notes Highway Improvements, Series A 5.25%, 06/01/24(a)	1,001,266
200,000	Sacramento County Sanitation Districts Financing Authority Current Refunding Revenue Bonds 5.00%, 08/01/25	242,294
Principal Amount		Value
California (continued)
$1,030,000	San Diego Community College District Pre-refunded University & College Improvements GO 5.00%, 08/01/24(a)	$1,113,162
100,000	San Diego County Regional Transportation Commission Sales & Use Tax Refunding Revenue Bonds, Series A 5.00%, 04/01/25	117,041
120,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds 5.00%, 05/01/22	132,704
150,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds 5.00%, 05/01/23	171,035
100,000	San Diego County Water Authority Financing Corp. Current Refunding Revenue Bonds, Series A 5.00%, 05/01/24(a)	101,783
300,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/25	363,441
1,115,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/28	1,371,617
300,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/23	344,118
1,000,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Subseries A 5.00%, 08/01/31	1,102,650
175,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/22	196,247
100,000	San Diego Regional Building Authority County Operation Centre Current Advance Revenue Bonds, Series A 5.00%, 10/15/23	115,603
150,000	San Dieguito Water District Current Refunding Revenue Bonds 4.00%, 10/01/19	151,652

81

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
California (continued)
$500,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A 5.00%, 05/01/23	$568,650
3,810,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A 5.00%, 05/01/26	4,669,193
2,400,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds 5.00%, 05/01/24	2,804,064
1,095,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series D 5.00%, 05/01/26	1,168,037
7,000,000	San Francisco City & County Public Utilities Commission Wastewater Revenue Green Bond, Series C 2.13%, 10/01/48(b)	7,082,600
200,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/23	226,998
175,000	San Francisco Municipal Transportation Agency, Transit Improvements Revenue Bonds 5.00%, 03/01/26	214,660
100,000	San Francisco Municipal Transportation Agency, Transit Improvements Revenue Bonds 5.00%, 03/01/27	125,381
830,000	San Jose Evergreen Community College District Advance Refunding GO 5.00%, 09/01/24	984,339
785,000	San Mateo County Community College District Refunding GO 5.00%, 09/01/24	876,492
100,000	San Mateo Joint Powers Financing Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/15/24	117,907
Principal Amount		Value
California (continued)
$100,000	San Mateo Joint Powers Financing Authority Public Facilities Health Improvements Capital Project Refunding Bonds, Series A 5.00%, 07/15/27	$126,147
100,000	San Mateo Joint Powers Financing Authority Public Improvements Capital Project Revenue Bonds, Series A 5.00%, 07/15/25	121,145
705,000	San Mateo Joint Powers Financing Authority Refunding Revenue Bonds 5.00%, 06/15/22	782,120
275,000	San Mateo Union High School District Refunding GO, Series C 5.00%, 09/01/24	326,293
125,000	San Rafael Joint Powers Financing Authority Green Bonds Public Facilities 5.00%, 06/01/23	142,976
1,000,000	San Ramon Valley Unified School District/CA School Improvements GO 5.00%, 08/01/24	1,183,270
750,000	San Ramon Valley Unified School District/CA School Improvements GO 5.00%, 08/01/25	910,103
100,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/22	110,299
125,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/26	153,540
300,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/27	376,266
250,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/22	278,135
100,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/25	117,839
350,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/23	401,447

82

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
California (continued)
$245,000	Santa Clara Unified School District School Improvements GO 5.00%, 07/01/27	$303,685
175,000	Santa Clara Valley Water District Current Refunding COP, Series A 5.00%, 02/01/23	198,265
100,000	Santa Clarita Community College District University & College Improvements GO 5.00%, 08/01/26	123,341
300,000	Santa Monica Community College District University & College Improvements GO, Series 2004-C 5.25%, 08/01/20(a)	302,838
150,000	Santa Monica Public Financing Authority Current Refunding Revenue Bonds 5.00%, 07/01/25	180,854
100,000	Southern California Public Power Authority Advance Refunding Revenue Bonds, Series C 5.00%, 07/01/25	119,477
225,000	Southern California Public Power Authority Electricity Light & Power Improvements Mead-Pheonix Project Revenue Bonds 5.00%, 07/01/26	275,186
100,000	State of California (Other Revenue LOC) Advance Refunding GO 5.00%, 09/01/22	111,033
125,000	State of California Advance Refunding GO 5.00%, 11/01/23	143,156
325,000	State of California Advance Refunding GO 5.00%, 09/01/25	388,892
200,000	State of California Advance Refunding GO 5.00%, 09/01/26	244,472
1,345,000	State of California Advance Refunding GO, Series B 5.00%, 09/01/23	1,533,650
125,000	State of California Current Refunding GO 5.00%, 02/01/22	136,446
2,170,000	State of California Current Refunding GO 5.00%, 03/01/23	2,441,293
3,310,000	State of California Current Refunding GO 5.00%, 08/01/24	3,861,810
Principal Amount		Value
California (continued)
$4,855,000	State of California Current Refunding GO 5.00%, 11/01/24	$5,560,189
2,000,000	State of California Current Refunding GO 5.00%, 10/01/25	2,397,720
1,000,000	State of California Current Refunding GO 5.00%, 10/01/25	1,171,530
2,355,000	State of California Current Refunding GO 5.00%, 08/01/26	2,874,018
6,065,000	State of California Current Refunding GO 5.00%, 10/01/26	7,088,166
1,000,000	State of California Current Refunding GO 5.00%, 04/01/27	1,235,780
200,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/21	218,458
100,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/27	127,639
150,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds 5.00%, 12/01/22	169,029
100,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds 5.00%, 12/01/24	119,217
1,300,000	State of California Department of Water Resources Power Supply Revenue Advance Refunding Revenue Bonds, Series O 5.00%, 05/01/22	1,438,034
100,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N 5.00%, 05/01/21	107,107
150,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N 5.00%, 05/01/20	155,405

83

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
California (continued)
$8,880,000	State of California Department of Water Resources Pre-refunded Water Utility Improvements Refunding Revenue Bonds, Series AQ 4.00%, 12/01/30(a)	$9,799,968
300,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AS 5.00%, 12/01/25	358,005
125,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AV 5.00%, 12/01/27	154,023
5,000,000	State of California Department of Water Resources Refunding Revenue Bonds, Series BA 5.00%, 12/01/23	5,798,500
1,000,000	State of California Multi Utility Improvements GO 5.00%, 10/01/25	1,198,860
15,000,000	State of California Multi Utility Improvements GO 5.00%, 10/01/26	18,364,800
3,000,000	State of California Refunding GO 5.00%, 04/01/24	3,471,090
100,000	State of California Water Utility Improvements GO 6.00%, 11/01/39	102,215
150,000	State of California Water Utility Improvements GO, OID 5.50%, 11/01/39	152,819
19,415,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AK 5.00%, 05/15/48(b)	22,023,211
1,955,000	University of California Advance Refunding Revenue Bonds, Series AY 5.00%, 05/15/24	2,286,490
995,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/24(a)	1,133,822
1,270,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/26(a)	1,447,190
465,000	University of California Current Refunding Revenue Bonds, Series AF 5.00%, 05/15/20	482,600
1,000,000	University of California Current Revenue Bonds, Series I 5.00%, 05/15/23	1,136,860
Principal Amount		Value
California (continued)
$200,000	University of California University & College Improvements Refunding Revenue Bonds, Series BB 5.00%, 05/15/25	$239,998
100,000	University of California University & College Improvements Revenue Bonds, Series AM 5.00%, 05/15/26	117,061
1,775,000	University of California University & College Improvements Revenue Bonds, Series M 5.00%, 05/15/29	2,201,586
275,000	University of California University & College Improvements Unrefunded Revenue Bonds, Series S 5.00%, 05/15/20	275,811
130,000	University of California Unrefunded Limited Project Current Refunding Revenue Bonds, Series G 5.00%, 05/15/23	143,568
125,000	Ventura County Community College District Advance Refunding GO 5.00%, 08/01/24	147,354
425,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds 5.00%, 11/01/24	503,583
460,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds 5.00%, 11/01/26	569,917
100,000	Walnut Energy Center Authority Current Refunding Revenue Bonds 5.00%, 01/01/23	112,703
250,000	West Valley-Mission Community College District Current Refunding GO, Series A 5.00%, 08/01/27	315,208
100,000	William S Hart Union High School District Advance Refunding GO 5.00%, 08/01/24	117,883
125,000	Yosemite Community College District Current Refunding GO 5.00%, 08/01/25	150,854
		271,568,049

84

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
North Carolina — 0.4%
$1,000,000	State of North Carolina Public Improvements GO, Series A 5.00%, 06/01/26	$1,219,410
Total Municipal Bonds (Cost $269,778,523)		272,787,459

Shares
INVESTMENT COMPANY — 3.3%
9,101,294	SEI Daily Income Trust Government II Fund, Class A, 2.25%(c)	9,101,294
Total Investment Company (Cost $9,101,294)		9,101,294

TOTAL INVESTMENTS — 101.0% (Cost $278,879,817)		$281,888,753
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(2,715,166)
NET ASSETS — 100.0%		$279,173,587

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2019.
(c)	The rate shown represents the current yield as of April 30, 2019.

The following abbreviations are used in the report:

COP — Certificates of Participation
GO — General Obligations

NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount

Portfolio Diversification by Sector (Unaudited)

State	Percentage of Net Assets
California	97.3%
North Carolina	0.4
Other*	2.3
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

85

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	April 30, 2019 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 95.9%

New York — 95.9%
$100,000	Build NYC Resource Corp. Refunding Revenue Bonds, Series A 5.00%, 06/01/24	$116,454
225,000	City of New York Advance Refunding GO, Series 2015-A 5.00%, 08/01/24	261,772
350,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	386,981
150,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	165,849
200,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/23	227,110
125,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/23	141,944
10,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/24	11,634,300
5,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/25	5,955,250
1,515,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/27	1,783,079
100,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/28	122,063
125,000	City of New York Advance Refunding GO, Series D 5.00%, 08/01/24	145,429
100,000	City of New York Advance Refunding GO, Series E 5.00%, 08/01/24	116,343
225,000	City of New York Public Improvements GO, Series 1 5.00%, 08/01/21	241,785
255,000	City of New York Public Improvements GO, Series 1 5.00%, 08/01/23	289,565
200,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 04/01/23	225,120
100,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 03/01/24	112,065
100,000	City of New York Public Improvements GO, Sub-Series F-3 5.00%, 12/01/23(a)	114,533
Principal Amount		Value
New York (continued)
$200,000	City of New York Public Improvements GO, Sub-Series F-3 5.00%, 12/01/25(a)	$240,394
275,000	City of New York Refunding Cash Flow Management GO Notes, Series 1 5.00%, 08/01/22(a)	304,057
100,000	City of New York Refunding GO, Series B 4.00%, 08/01/19	100,599
1,100,000	City of New York Refunding GO, Series B 5.00%, 08/01/21	1,182,060
300,000	City of New York Refunding GO, Series B 5.00%, 08/01/25	357,903
400,000	City of New York Refunding GO, Series C 5.00%, 08/01/27	479,856
200,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	221,132
1,500,000	City of New York Refunding GO, Series F 5.00%, 08/01/22	1,633,965
100,000	City of New York Refunding GO, Series F 5.00%, 08/01/29	108,517
17,910,000	City of New York Refunding GO, Series F 5.00%, 08/01/30	19,419,634
1,035,000	City of New York Refunding GO, Series H 5.00%, 08/01/22	1,144,358
150,000	City of New York Refunding GO, Series J 5.00%, 08/01/22	165,849
325,000	City of New York Refunding GO, Series J 5.00%, 08/01/24	378,115
100,000	City of New York Refunding GO, Sub-Series H-3 5.00%, 08/01/23(a)	113,555
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/21	376,642
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/22	388,931
100,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/23	114,393

86

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$110,000	County of Westchester NY Sewer Improvements GO, Series C 5.00%, 07/01/22	$122,235
375,000	Erie County Fiscal Stability Authority Advance Refunding Revenue Bonds 5.00%, 09/01/22	417,281
150,000	Erie County Fiscal Stability Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/22	164,640
300,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/23	340,440
125,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/24	145,651
100,000	Erie County Industrial Development Agency (The) Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/21	106,923
100,000	Erie County Industrial Development Agency (The) School Improvements City School District of the City of Buffalo Project Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/22	106,649
500,000	Long Island Power Authority Electric System General Revenue Bonds 5.00%, 09/01/25	596,640
4,000,000	Long Island Power Authority Electric System General Revenue Bonds, Series B 5.00%, 09/01/27	4,843,400
4,000,000	Long Island Power Authority Refunding Revenue Bonds, Series B 5.00%, 09/01/25	4,390,120
900,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B 5.00%, 11/15/25	1,062,414
Principal Amount		Value
New York (continued)
$125,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series D 5.00%, 11/15/24	$144,729
225,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series D 5.00%, 11/15/26	270,308
100,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series F 5.00%, 11/15/23	113,467
700,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/23	773,682
2,225,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/28	2,454,553
1,500,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	1,649,445
150,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Series A2 5.00%, 11/15/25	177,069
2,570,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/23	2,959,612
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/27	312,693
3,000,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/28	3,728,190
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series C-1 5.00%, 11/15/23	283,670
375,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Sub-Series B-2 5.00%, 11/15/26	463,163
150,000	Metropolitan Transportation Authority Prerefunded Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/25	177,090

87

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$1,600,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 11/15/25	$1,780,608
5,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 11/15/29	5,548,050
525,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(b)	579,128
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series B-1 5.00%, 11/15/29(a)	2,832,050
100,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 11/01/23(a)	110,415
8,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 11/01/27(a)	8,820,080
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series B 5.00%, 11/15/20	157,403
100,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/22	110,779
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1 5.00%, 11/15/25	175,494
375,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/22	415,421
600,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/23	680,808
100,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/26	120,137
Principal Amount		Value
New York (continued)
$2,000,000	Monroe County Industrial Development Agency School Improvements Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/22	$2,199,960
100,000	Monroe County Industrial Development Agency School Improvements Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/24	116,207
300,000	Nassau County Sewer & Storm Water Finance Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/24	354,354
3,000,000	New York City Housing Development Corp. Series L 2.75%, 05/01/50(b)	3,045,960
250,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/23	284,118
100,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/25	119,385
100,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding) 5.00%, 07/15/24	116,765
200,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 4.00%, 07/15/19	201,016
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 02/15/21	2,151,980

88

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$150,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/25	$176,742
125,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/26	150,359
8,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/28	8,805,120
1,075,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-2A, (State Aid Withholding) 5.00%, 07/15/25	1,283,389
150,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3, (State Aid Withholding) 5.00%, 07/15/28	189,174
125,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding) 5.00%, 07/15/23	142,059
250,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding) 5.00%, 07/15/24	291,913
100,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/23	113,647
525,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/24	613,016
Principal Amount		Value
New York (continued)
$150,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/27	$185,735
1,000,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series- S1, (State Aid Withholding) 5.00%, 07/15/22	1,105,600
330,000	New York City Transitional Finance Authority Building Aid Revenue Unrefunded Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/22	364,848
100,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/19	101,711
475,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/23	544,440
250,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/24	293,628
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/23	113,863
4,755,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/24	5,550,321
1,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series A-1 5.00%, 08/01/21	1,075,060
225,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 08/01/26	274,759

89

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Principal Amount		Value
New York (continued)
$300,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series E-1 5.00%, 02/01/22	$327,387
150,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series F-1 5.00%, 05/01/23	169,659
200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI 5.00%, 08/01/25	233,014
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Unrefunded Revenue Bonds 5.00%, 11/01/25	115,791
150,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	162,483
5,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series C 5.00%, 11/01/23	5,730,950
400,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds 5.00%, 11/01/22	446,120
600,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1 5.00%, 05/01/23	678,636
300,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1 5.00%, 05/01/24	347,997
350,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 08/01/23	398,524
200,000	New York City Water & Sewer System Current Refunding Revenue 5.00%, 06/15/24	234,316
Principal Amount		Value
New York (continued)
$7,500,000	New York City Water & Sewer System Refunding Revenue Bonds 5.00%, 06/15/28	$8,889,150
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series DD-2 5.00%, 06/15/25	2,303,500
150,000	New York City Water & Sewer System Refunding Revenue Bonds, Series FF 5.00%, 06/15/25	180,170
1,500,000	New York City Water & Sewer System Refunding Revenue Bonds, Series FF 5.00%, 06/15/27	1,785,255
125,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG 5.00%, 06/15/25	150,141
1,040,000	New York City Water & Sewer System Refunding Revenue Bonds, Series HH 5.00%, 06/15/31	1,112,498
450,000	New York City Water & Sewer System Refunding Revenue Bonds, Sub-Series BB-2 5.00%, 06/15/29	553,532
390,000	New York State Dormitory Authority Advance Refunding Revenue Bonds 5.00%, 07/01/23	442,748
255,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	279,439
150,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/22	165,603
625,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/23	702,763
500,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	585,390
8,170,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/25	9,663,558
1,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/26	1,229,760

90

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$4,215,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/29	$5,137,200
1,600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/29	1,876,080
100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/24	115,333
525,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	606,785
100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/25	118,518
100,000	New York State Dormitory Authority Master BOCES Program Advance Refunding Revenue Bonds, (State Appropriation) 5.00%, 08/15/27	123,127
150,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Refunding Revenue Bonds, Series A, (State Appropriation) 5.00%, 08/15/23	156,431
650,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series B 5.00%, 02/15/23	730,873
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-A 5.00%, 03/15/24	144,726
150,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B 5.00%, 03/15/26	180,380
10,335,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B 5.00%, 03/15/29	12,273,433
675,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/23	761,846
Principal Amount		Value
New York (continued)
$2,100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/24	$2,431,401
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/26	121,838
350,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/25	413,984
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/26	120,893
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/27	153,728
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/28	5,884,700
100,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/23	112,177
200,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/25	236,312
200,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/27	246,520
125,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/22	139,896
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/24	3,394,110
150,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/24	167,705

91

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$1,025,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	$1,180,575
1,600,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/26	1,804,000
5,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/29	6,435,110
350,000	New York State Dormitory Authority Refunding Revenue Bonds, Series C 5.00%, 03/15/25	404,324
400,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E 5.00%, 02/15/24	461,336
350,000	New York State Dormitory Authority School Improvements Bidding Group 1 Revenue Bonds, Series C 5.00%, 03/15/23	395,031
625,000	New York State Dormitory Authority School Improvements Bidding Group 2 Revenue Bonds, Series C 5.00%, 03/15/24	723,631
7,295,000	New York State Dormitory Authority School Improvements Bidding Group 2 Revenue Bonds, Series C 5.00%, 03/15/25	8,677,330
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/24	144,726
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/27	154,683
100,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series E 5.00%, 03/15/23	112,865
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A 5.00%, 02/15/28	3,027,050
Principal Amount		Value
New York (continued)
$9,420,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 03/15/23	$10,616,811
1,305,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 03/15/24	1,508,293
425,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 02/15/26	513,795
150,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/22	166,044
140,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/24	163,758
2,525,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/25	3,029,546
100,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/25	119,982
1,025,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 03/15/26	1,184,090
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/26	2,140,145
150,000	New York State Dormitory Authority University of New York Dormitory Facilities Student Housing Revenue Bonds, Series A 4.00%, 07/01/19	150,600
200,000	New York State Dormitory Authority University of New York Dormitory Facilities Student Housing Revenue Bonds, Series A 5.00%, 07/01/22	220,804

92

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$145,000	New York State Dormitory Authority Unrefunded Refunding Revenue Bonds 5.00%, 07/01/21	$150,738
5,905,000	New York State Dormitory AuthoritySchool Improvements Revenue Bonds, Series A 5.00%, 03/15/27	7,273,070
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds 5.00%, 03/15/23	113,267
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series C 5.00%, 02/15/27	124,768
175,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/22	193,974
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/22	110,841
475,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/27	537,391
6,250,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/28	7,258,813
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A 5.00%, 06/15/22	110,841
275,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A 5.00%, 06/15/24	322,333
125,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A 5.00%, 06/15/21	134,243
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/23	3,422,310
985,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/24	1,154,538
Principal Amount		Value
New York (continued)
$550,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/24	$644,666
300,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/19	301,245
100,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/23	114,077
605,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/24	709,133
100,000	New York State Housing Finance Agency Refunding Revenue Bonds, Series A 5.00%, 09/15/20	104,891
100,000	New York State Thruway Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	109,525
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A 5.00%, 04/01/23	164,591
5,000,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A 5.00%, 04/01/30	5,459,450
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A-1 5.00%, 04/01/20	154,746
375,000	New York State Thruway Authority Refunding Revenue Bonds, Series K 5.00%, 01/01/24	432,045
300,000	New York State Thruway Authority Refunding Revenue Bonds, Series K 5.00%, 01/01/26	353,037
250,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/23	280,615

93

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$125,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/24	$144,015
200,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/25	236,446
100,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/27	123,171
300,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	347,190
425,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	465,605
100,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	112,785
4,420,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/28	5,316,332
200,000	New York State Urban Development Corp. Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/23	225,570
225,000	New York State Urban Development Corp. Personal Income Tax Refunding Revenue Bonds, Series A 5.00%, 03/15/24	260,393
500,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	547,770
150,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/22	164,331
Principal Amount		Value
New York (continued)
$200,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/24	$231,460
15,000,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/26	17,327,700
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/26	121,187
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/27	123,250
150,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A 5.00%, 03/15/23	159,381
400,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A 4.00%, 03/15/24	416,320
175,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/23	197,374
5,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/26	5,615,150
3,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/28	3,360,720
100,000	Pleasantville Union Free School District Refunding GO, (State Aid Withholding) 4.00%, 05/01/20	99,999
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/26	2,481,921

94

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$175,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 12/15/26	$202,501
2,250,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 09/01/34	2,576,790
100,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 175 5.00%, 12/01/22	112,127
150,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/24	175,017
375,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/25	449,093
125,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 205 5.00%, 11/15/22	139,979
2,885,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/25	3,301,565
800,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/27	911,720
3,500,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/28	3,983,805
300,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/22	332,667
100,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/23	114,211
325,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/24	381,241
300,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 4.00%, 10/15/22	325,074
650,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/22	727,981
Principal Amount		Value
New York (continued)
$125,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/23	$143,803
475,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/24	561,355
4,000,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/30	4,656,560
425,000	State of New York Green GO, Series A 5.00%, 02/15/22	466,897
100,000	State of New York Green GO, Series A 5.00%, 02/15/26	122,677
250,000	State of New York Public Improvements GO, Series A 5.00%, 03/01/24	283,385
400,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 4.00%, 05/01/22	429,668
150,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 05/01/23	160,251
500,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 05/01/26	609,795
375,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/24	443,033
100,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/25	121,179
265,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B 5.00%, 11/15/23	304,798

95

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Principal Amount		Value
New York (continued)
$435,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B 5.00%, 11/15/27	$524,475
6,340,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/29	7,133,451
250,000	Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels Advance Refunding Revenue Bonds 5.00%, 11/15/23	287,545
125,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/25	149,201
250,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/27	283,828
175,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/19	178,276
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/20	157,965
1,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/22	1,119,460
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/24	177,213
100,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/24	111,615
100,000	Utility Debt Securitization Authority Refunding Revenue Bonds 5.00%, 12/15/26	117,858
1,080,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/28	1,237,658
8,720,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/29	9,980,476
Principal Amount		Value
New York (continued)
$2,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/30	$3,136,980
5,000,000	Village of Mount Kisco NY Cash Flow Management GO Notes, Series C 3.50%, 12/20/19	5,060,150
Total Municipal Bonds (Cost $356,229,452)		361,246,618

Shares
INVESTMENT COMPANY — 2.3%
8,552,314	SEI Daily Income Trust Government II Fund, Class A, 2.25%(c)	8,552,314
Total Investment Company (Cost $8,552,314)		8,552,314

TOTAL INVESTMENTS — 98.2% (Cost $364,781,766)		$369,798,932
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		6,762,095
NET ASSETS — 100.0%		$376,561,027

(a)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2019.
(c)	The rate shown represents the current yield as of April 30, 2019.

The following abbreviation is used in the report:

GO — General Obligations.

96

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
New York	95.9%
Other*	4.1
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
97

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2019 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	ALL CAP ESG FUND	SMALL & MID CAP STRATEGIES FUND
ASSETS:
Investments, at fair value	$1,976,899,520	$16,750,081,429	$35,539,218	$6,081,678,995
Foreign currency, at value (Cost $0, $100,716, $0 and $5,396,047, respectively)	—	100,391	—	5,398,697
Cash	2	212,254	1	29,864,840
Dividends and interest receivable	838,136	30,153,579	92,967	9,035,494
Receivable for Fund shares sold	363,235	6,238,268	—	2,762,534
Receivable for investments sold	—	25,876,014	—	17,407,943
Prepaid expenses	11,051	35,932	31,321	18,558
Total Assets	1,978,111,944	16,812,697,867	35,663,507	6,146,167,061
LIABILITIES:
Payable for Fund shares redeemed	778,613	8,875,455	—	1,695,325
Payable for investments purchased	938,449	2,638,454	52,945	14,856,549
Deferred tax liability (Note 9)	—	1,093,130	—	62,913
Accrued expenses and other payables:
Investment advisory	1,096,553	11,079,679	8,534	4,030,564
Administration	99,687	826,401	5,859	303,640
Shareholder servicing fee	318,434	2,731,392	5,789	994,750
Custody	13,980	543,808	—	104,083
Directors	13,527	124,076	216	47,306
Legal and Audit	54,764	391,445	12,495	181,011
Other	34,944	389,155	5,902	218,881
Total Liabilities	3,348,951	28,692,995	91,740	22,495,022
NET ASSETS	$1,974,762,993	$16,784,004,872	$35,571,767	$6,123,672,039
NET ASSETS consist of:
Capital paid-in	$1,409,179,336	$12,866,950,277	$34,660,858	$5,044,832,269
Total distributable earnings/(accumulated gain)	565,583,657	3,917,054,595	910,909	1,078,839,770
NET ASSETS	$1,974,762,993	$16,784,004,872	$35,571,767	$6,123,672,039
Net Asset Value, maximum offering price and redemption price per share	$18.26	$14.56	$10.25	$15.12
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	108,150,122	1,153,036,615	3,470,701	405,049,235
INVESTMENTS, AT COST	$1,450,855,526	$13,389,985,243	$34,066,238	$5,191,215,313

See Notes to Financial Statements.

98

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2019 (Unaudited)

STRATEGIC OPPORTUNITIES FUND(a)
ASSETS:
Investments, at fair value	$4,829,257,220
Foreign currency, at value (Cost $286,998,931)	285,598,038
Cash	68,912
Segregated cash for futures contracts (Note 6)	630,000
Due from broker for collateral	10,580,000
Structured option contracts, at value (Premium paid $52,263,098)	142,208,304
Dividends and interest receivable	7,031,150
Receivable for Fund shares sold	2,970,095
Receivable for investments sold	24,192,603
Unrealized appreciation on swap contracts	54,043,274
Unrealized appreciation on forward foreign currency exchange contracts	461,998
Variation margin	28,000
Prepaid expenses	16,767
Total Assets	5,357,086,361
LIABILITIES:
Payable to brokers for collateral	105,945,000
Written option contracts, at value (Premium received $7,861,872)	3,475,000
Structured option contracts, at value (Premium paid $10,901,163)	12,560,230
Payable for Fund shares redeemed	2,057,744
Payable for investments purchased	27,937,957
Unrealized depreciation on swap contracts	27,279,473
Unrealized depreciation on forward foreign currency exchange contracts	553,653
Accrued expenses and other payables:
Investment advisory	3,989,545
Administration	272,558
Shareholder servicing fee	863,107
Custody	81,024
Directors	43,792
Legal and Audit	56,356
Other	174,546
Total Liabilities	185,289,985
NET ASSETS	$5,171,796,376
NET ASSETS consist of:
Capital paid-in	$5,085,232,054
Total distributable earnings/(accumulated loss)	86,564,322
NET ASSETS	$5,171,796,376
Net Asset Value, maximum offering price and redemption price per share	$7.52
Number of shares authorized	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	687,605,263
INVESTMENTS, AT COST	$4,907,345,163

(a)	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

99

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2019 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value	$1,194,845,029	$2,844,047,750	$281,888,753	$369,798,932
Cash	—	1	—	1
Dividends and interest receivable	6,687,737	31,907,444	2,873,762	4,263,656
Receivable for Fund shares sold	439,840	1,895,365	606,750	2,767,500
Receivable for investments sold	6,185,251	—	—	279,024
Prepaid expenses	9,347	11,641	8,153	—
Total Assets	1,208,167,204	2,877,862,201	285,377,418	377,109,113
LIABILITIES:
Payable for Fund shares redeemed	56,109	53,965	15,250	369,000
Payable for investments purchased	5,017,852	27,766,727	6,054,006	—
Accrued expenses and other payables:
Investment advisory	277,231	660,999	58,214	81,954
Administration	60,829	136,891	17,150	21,585
Shareholder servicing fee	195,350	458,760	44,925	60,530
Custody	14,652	34,406	3,369	4,540
Directors	6,650	16,760	—	299
Legal and Audit	35,742	66,827	5,822	5,781
Other	14,269	63,758	5,095	4,397
Total Liabilities	5,678,684	29,259,093	6,203,831	548,086
NET ASSETS	$1,202,488,520	$2,848,603,108	$279,173,587	$376,561,027
NET ASSETS consist of:
Capital paid-in	$1,212,615,073	$2,815,659,596	$275,468,146	$370,410,338
Total distributable earnings/(accumulated loss)	(10,126,553)	32,943,512	3,705,441	6,150,689
NET ASSETS	$1,202,488,520	$2,848,603,108	$279,173,587	$376,561,027
Net Asset Value, maximum offering price and redemption price per share	$11.07	$12.04	$10.21	$10.25
Number of shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	108,580,187	236,576,383	27,342,279	36,743,361
INVESTMENTS, AT COST	$1,185,955,826	$2,804,712,890	$278,879,817	$364,781,766

See Notes to Financial Statements.

100

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2019 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	ALL CAP ESG FUND	SMALL & MID CAP STRATEGIES FUND
INVESTMENT INCOME:
Interest	$—	$4,619,035	$—	$1,762,337
Dividends	13,930,988	163,152,563	431,342	43,233,934
Foreign tax withheld	—	(8,883,716)	(32,195)	(2,176,091)
Total investment income	13,930,988	158,887,882	399,147	42,820,180
EXPENSES:
Investment advisory fees	6,268,912	64,826,845	119,222	24,113,224
Shareholder servicing fees	1,814,460	15,974,263	31,793	5,673,700
Administration and Accounting fees	422,712	3,624,816	19,416	1,295,163
Custodian fees	144,505	2,650,609	5,321	825,648
Directors fees and expenses	29,005	258,677	444	91,784
Insurance premiums	12,121	39,416	8,775	20,357
Legal and Audit fees	42,476	349,327	4,764	148,909
Printing and postage fees	10,676	66,040	4,059	26,314
Registration fees	22,513	78,798	2,635	46,612
Transfer agent fees	93,277	790,763	6,631	295,750
Offering expenses	—	—	24,421	—
Miscellaneous expenses	8,671	62,114	6,668	381,480
Total expenses	8,869,328	88,721,668	234,149	32,918,941
Expenses waived by Adviser (Note 7)	—	—	(75,186)	(1,429,908)
Net expenses	8,869,328	88,721,668	158,963	31,489,033
NET INVESTMENT INCOME	5,061,660	70,166,214	240,184	11,331,147
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gains/(loss) on:
Investments	37,673,542	541,831,887	(98,355)	201,750,493
Foreign capital gains tax	—	—	—	(564,643)
Forward foreign currency exchange contracts	—	(10,849,633)	(12,239)	(1,041,072)
Foreign currency transactions	9,768	7,982,400	(1,178)	1,182,791
Net change in unrealized appreciation/(depreciation) on:
Investments	172,850,081	870,684,194	2,472,592	126,153,498
Foreign currency transactions	(5,134)	(178,214)	(231)	13,665
Foreign deferred taxes on unrealized appreciation	—	(1,085,659)	—	(49,195)
Net realized and change in unrealized gain/(loss) on investments, foreign currency transactions, net of foreign taxes	210,528,257	1,408,384,975	2,360,589	327,445,537
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$215,589,917	$1,478,551,189	$2,600,773	$338,776,684

See Notes to Financial Statements.

101

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2019 (Unaudited)

STRATEGIC OPPORTUNITIES FUND(a)
INVESTMENT INCOME:
Interest	$90,098,606
Dividends	9,061,939
Foreign tax withheld	(142,025)
Total investment income	99,018,520
EXPENSES:
Investment advisory fees	25,469,257
Shareholder servicing fees	4,906,729
Administration and Accounting fees	1,147,359
Custodian fees	241,805
Directors fees and expenses	76,941
Insurance premiums	18,393
Legal and Audit fees	243,814
Printing and postage fees	21,575
Registration fees	42,179
Transfer agent fees	250,511
Miscellaneous expenses	84,481
Total expenses	32,503,044
Expenses waived by Adviser (Note 7)	(3,062,688)
Net expenses	29,440,356
NET INVESTMENT INCOME	69,578,164
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gain/(loss) on:
Investments	28,056,641
Futures contracts	27,662,443
Swap agreements	(72,871,682)
Written options and structured options	10,044,058
Forward foreign currency exchange contracts	(3,442,333)
Foreign currency transactions	(2,677,361)
Net change in unrealized appreciation/(depreciation) on:
Investments	(29,029,890)
Futures contracts	(5,275,231)
Swap agreements	73,638,865
Written options and structured options	136,127,791
Forward foreign currency exchange contracts	7,574,638
Foreign currency transactions	(3,517,530)
Foreign deferred taxes on unrealized depreciation	4,535
Net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions, net of foreign taxes	166,294,944
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$235,873,108

(a)	Consolidated Statement of Operations.

See Notes to Financial Statements.

102

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2019 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$12,605,500	$24,761,377	$1,727,155	$2,346,328
Dividends	95,353	617,532	68,105	113,902
Total investment income	12,700,853	25,378,909	1,795,260	2,460,230
EXPENSES:
Investment advisory fees	2,099,869	4,554,276	388,265	510,942
Shareholder servicing fees	994,730	2,389,919	172,562	227,085
Administration and Accounting fees	232,002	540,012	48,235	60,271
Custodian fees	74,605	179,244	12,942	17,031
Directors fees and expenses	15,160	36,876	3,093	3,208
Insurance premiums	10,255	12,770	—	—
Interest expense	—	47	—	—
Legal and Audit fees	24,972	51,029	7,351	7,514
Printing and postage fees	7,386	12,341	2,751	2,888
Registration fees	18,413	32,221	3,081	2,733
Transfer agent fees	48,449	113,363	9,920	10,792
Miscellaneous expenses	12,376	39,378	4,397	4,515
Total expenses	3,538,217	7,961,476	652,597	846,979
Expenses waived by Advisor (Note 7)	(586,592)	(949,757)	(160,796)	(199,785)
Expenses waived by Shareholder Servicing Agent (Note 7)	(76,524)	(202,495)	—	—
Net expenses	2,875,101	6,809,224	491,801	647,194
NET INVESTMENT INCOME	9,825,752	18,569,685	1,303,459	1,813,036
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	(258,718)	(2,505,377)	322,569	637,252
Net change in unrealized appreciation/ (depreciation) on:
Investments	29,408,350	83,846,121	3,008,936	5,017,166
Net realized and change in unrealized gain/(loss) on investments	29,149,632	81,340,744	3,331,505	5,654,418
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,975,384	$99,910,429	$4,634,964	$7,467,454

See Notes to Financial Statements.

103

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND		LARGE CAP STRATEGIES FUND
	FOR THE PERIOD ENDED APRIL 30, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018	FOR THE PERIOD ENDED APRIL 30, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018
	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income	$5,061,660	$7,960,247	$70,166,214	$152,071,212
Net realized gain/(loss) on investments and foreign currency transactions	37,683,310	75,968,285	538,964,654	541,806,829
Net change in unrealized appreciation/ (depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	172,844,947	14,699,701	869,420,321	(862,059,439)
Net increase/(decrease) in net assets resulting from operations	215,589,917	98,628,233	1,478,551,189	(168,181,398)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gain	(81,538,164)	(35,549,309)	(684,286,172)	(979,594,946)
Total distributions to shareholders	(81,538,164)	(35,549,309)	(684,286,172)	(979,594,946)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	176,155,140	193,877,245	1,295,779,812	1,319,775,405
Reinvestment of distributions	51,355,652	20,786,526	343,901,108	578,058,719
Value of capital stock redeemed	(226,462,282)	(210,447,561)	(2,149,089,675)	(1,494,387,938)
Net increase/(decrease) in net assets resulting from capital stock transactions	1,048,510	4,216,210	(509,408,755)	403,446,186
Net increase/(decrease) in net assets	135,100,263	67,295,134	284,856,262	(744,330,158)
NET ASSETS:
Beginning of period	1,839,662,730	1,772,367,596	16,499,148,610	17,243,478,768
End of period	$1,974,762,993	$1,839,662,730	$16,784,004,872	$16,499,148,610
CAPITAL SHARE TRANSACTIONS:
Shares sold	10,774,960	11,199,372	96,526,910	89,536,508
Shares issued as reinvestment of distributions	3,227,885	1,255,225	26,211,975	40,480,302
Shares redeemed	(13,588,535)	(12,139,680)	(159,424,267)	(101,370,100)
Net increase in shares outstanding	414,310	314,917	(36,685,382)	28,646,710

See Notes to Financial Statements.

104

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

ALL CAP ESG FUND		SMALL & MID CAP STRATEGIES FUND
FOR THE PERIOD ENDED APRIL 30, 2019	FOR THE PERIOD ENDED October 31, 2018(a)	FOR THE PERIOD ENDED APRIL 30, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018
(Unaudited)		(Unaudited)

$240,184	$409,949	$11,331,147	$32,139,653
(111,772)	(673,086)	201,327,569	572,161,274

2,472,361	(1,000,617)	126,117,968	(769,530,252)

2,600,773	(1,263,754)	338,776,684	(165,229,325)

(426,110)	—	(584,296,570)	(464,025,455)
(426,110)	—	(584,296,570)	(464,025,455)

3,227,200	31,299,326	1,290,910,106	597,027,116
405,455	—	314,559,459	279,211,481
(238,123)	(33,000)	(1,458,769,698)	(586,873,029)

3,394,532	31,266,326	146,699,867	289,365,568
5,569,195	30,002,572	(98,820,019)	(339,889,212)

30,002,572	—	6,222,492,058	6,562,381,270
$35,571,767	$30,002,572	$6,123,672,039	$6,222,492,058

335,518	3,119,548	90,986,600	34,940,278
43,786	—	24,346,707	16,749,339
(24,886)	(3,265)	(102,866,764)	(34,218,308)
354,418	3,116,283	12,466,543	17,471,309

(a)	For the period from March 1, 2018 (commencement of operations) to October 31, 2018.

See Notes to Financial Statements.

105

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	STRATEGIC OPPORTUNITIES FUND
	FOR THE PERIOD ENDED APRIL 30, 2019(a)	FOR THE YEAR ENDED OCTOBER 31, 2018(a)
	(Unaudited)
FROM OPERATIONS:
Net investment income	$69,578,164	$182,476,256
Net realized gain/(loss) on investments, securities sold short, swap agreements, futures contracts, written options, foreign capital gains tax and foreign currency transactions	(13,228,234)	170,010,626
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions, net of foreign deferred taxes	179,523,178	(419,407,529)
Net increase/(decrease) in net assets resulting from operations	235,873,108	(66,920,647)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gain	(285,152,056)	(402,341,102)
Total distributions to shareholders	(285,152,056)	(402,341,102)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	986,202,671	538,372,473
Reinvestment of distributions	116,487,339	162,502,177
Value of capital stock redeemed	(1,155,288,596)	(507,487,099)
Net increase/(decrease) in net assets resulting from capital stock transactions	(52,598,586)	193,387,551
Net increase/(decrease) in net assets	(101,877,534)	(275,874,198)
NET ASSETS:
Beginning of period	5,273,673,910	5,549,548,108
End of period	$5,171,796,376	$5,273,673,910
CAPITAL SHARE TRANSACTIONS:
Shares sold	137,888,161	68,091,521
Shares issued as reinvestment of distributions	17,596,275	20,806,937
Shares redeemed	(161,687,802)	(64,056,088)
Net increase/(decrease) in shares outstanding	(6,203,366)	24,842,370

(a)	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

106

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE PERIOD ENDED APRIL 30, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018	FOR THE PERIOD ENDED APRIL 30, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018
(Unaudited)		(Unaudited)

$9,825,752	$14,435,545	$18,569,685	$31,907,707
(258,718)	(7,802,111)	(2,505,377)	(6,099,436)

29,408,350	(18,998,566)	83,846,121	(57,254,816)
38,975,384	(12,365,132)	99,910,429	(31,446,545)

(9,369,327)	(15,309,270)	(17,836,082)	(31,336,777)
(9,369,327)	(15,309,270)	(17,836,082)	(31,336,777)

372,877,529	154,566,649	1,007,746,179	427,388,573
5,274,240	8,843,624	4,160,091	8,400,843
(70,299,100)	(96,251,246)	(542,909,717)	(310,977,078)
307,852,669	67,159,027	468,996,553	124,812,338
337,458,726	39,484,625	551,070,900	62,029,016

865,029,794	825,545,169	2,297,532,208	2,235,503,192
$1,202,488,520	$865,029,794	$2,848,603,108	$2,297,532,208

34,058,372	14,184,757	84,644,723	36,309,706
484,412	814,288	351,999	715,335
(6,446,757)	(8,851,955)	(46,050,639)	(26,444,258)
28,096,027	6,147,090	38,946,083	10,580,783

See Notes to Financial Statements.

107

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
	FOR THE PERIOD ENDED APRIL 30, 2019(a)	FOR THE PERIOD ENDED APRIL 30, 2019(a)
	(Unaudited)	(Unaudited)
FROM OPERATIONS:
Net investment income	$1,303,459	$1,813,036
Net realized gain/(loss) on investments and foreign currency transactions	322,569	637,252
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	3,008,936	5,017,166
Net increase/(decrease) in net assets resulting from operations	4,634,964	7,467,454
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gain	(929,523)	(1,316,765)
Total distributions to shareholders	(929,523)	(1,316,765)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	290,459,096	378,321,627
Reinvestment of distributions	351,737	373,075
Value of capital stock redeemed	(15,342,687)	(8,284,364)
Net increase/(decrease) in net assets resulting from capital stock transactions	275,468,146	370,410,338
Net increase/(decrease) in net assets	279,173,587	376,561,027
NET ASSETS:
Beginning of period	—	—
End of period	$279,173,587	$376,561,027
CAPITAL SHARE TRANSACTIONS:
Shares sold	28,817,553	37,520,826
Shares issued as reinvestment of distributions	34,662	36,717
Shares redeemed	(1,509,936)	(814,182)
Net increase in shares outstanding	27,342,279	36,743,361

(a)	For the period from December 1, 2018 (commencement of operations) to April 30, 2019.

See Notes to Financial Statements.

108

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

			YEAR ENDED OCTOBER 31,
	SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)		2018		2017		2016		2015	2014
Net asset value, beginning of period	$17.08		$16.50		$13.69		$13.92		$15.00	$13.92

Investment operations:
Net investment income	0.05(a	)	0.07(a	)	0.10(a	)	0.14(a	)	0.15(a )	0.21(a )
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	1.90		0.84		2.86		(0.05)		(0.41)	1.08
Total from investment operations	1.95		0.91		2.96		0.09		(0.26)	1.29

Distributions:
Net investment income	(0.08)		(0.09)		(0.15)		(0.16)		(0.19)	(0.21)
Net realized gains	(0.69)		(0.24)		—		(0.16)		(0.63)	—
Total distributions	(0.77)		(0.33)		(0.15)		(0.32)		(0.82)	(0.21)
Net asset value, end of period	$18.26		$17.08		$16.50		$13.69		$13.92	$15.00
Total return	12.1	%(b)	5.6%		21.8%		0.7%		(1.7)%	9.4%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,974,763		$1,839,663		$1,772,368		$1,246,197		$1,145,892	$1,029,373
Ratio of expenses to average net assets before expense waivers	0.98	%(c),(d)	0.98	%(d)	0.99	%(d)	1.00	%(d)	1.01%	1.04%
Ratio of expenses to average net assets after expense waivers	0.98	%(c)	0.98%		0.99%		1.00%		1.00%	1.00%
Ratio of net investment income to average net assets	0.56	%(c)	0.42%		0.67%		1.07%		1.02%	1.46%
Portfolio turnover rate	16	%(b)	38%		57%		34%		43%	43%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

109

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

			YEAR ENDED OCTOBER 31,
	SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)		2018		2017		2016		2015		2014
Net asset value, beginning of period	$13.87		$14.85		$12.95		$13.01		$13.20		$12.09

Investment operations:
Net investment income	0.06(a	)	0.13(a )		0.11(a )		0.08(a )		0.12(a )		0.10(a	)
Net realized and unrealized gains/(losses) on investments, foreign currency transactions and deferred taxes	1.22		(0.26)		2.02		0.16		0.13		1.09
Total from investment operations	1.28		(0.13)		2.13		0.24		0.25		1.19

Distributions:
Net investment income	(0.14)		(0.10)		(0.10)		(0.10)		(0.10)		(0.08)
Net realized gains	(0.45)		(0.75)		(0.13)		(0.20)		(0.34)		—
Total distributions	(0.59)		(0.85)		(0.23)		(0.30)		(0.44)		(0.08)
Net asset value, end of period	$14.56		$13.87		$14.85		$12.95		$13.01		$13.20
Total return	9.7	%(b)	(1.1)%		16.7%		1.9%		2.0%		9.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$16,784,005		$16,499,149		$17,243,479		$14,595,891		$14,141,401		$12,624,586
Ratio of expenses to average net assets before expense waivers	1.11	%(c),(d),(e)	1.11	%(d),(e)	1.11	%(d),(e)	1.11	%(d),(e)	1.11	%(d),(e)	1.12	%(d),(e)
Ratio of expenses to average net assets after expense waivers	1.11	%(c)	1.11%		1.11%		1.11%		1.11%		1.12%
Ratio of net investment income to average net assets	0.88	%(c)	0.86%		0.77%		0.67%		0.88%		0.82%
Portfolio turnover rate	47	%(b)	38%		61%		50%		61%		51%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	There were no voluntary fee reductions during the period.
(e)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

110

Old Westbury Funds, Inc.
All Cap Esg Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)		PERIOD FROM MARCH 1, 2018(a) TO OCTOBER 31, 2018
Net asset value, beginning of period	$9.63		$10.00

Investment operations:
Net investment income	0.07(b	)	0.15(b	)
Net realized and unrealized gains/(losses) on investments	0.69		(0.52)
Total from investment operations	0.76		(0.37)

Distributions:
Net investment income	(0.14)		—
Net realized gains	—		—
Total distributions	(0.14)		—
Net asset value, end of period	$10.25		$9.63
Total return	8.0	%(c)	(3.7	)%(c)

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$35,572		$30,003
Ratio of expenses to average net assets before expense waivers	1.47	%(d)	1.64	%(d)
Ratio of expenses to average net assets after expense waivers	1.00	%(d)	1.00	%(d)
Ratio of net investment income to average net assets	1.51	%(d)	2.30	%(d)
Portfolio turnover rate	31	%(c)	33	%(c)

(a)	Commencement of operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

111

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

			YEAR ENDED OCTOBER 31,
	SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)		2018		2017		2016		2015		2014
Net asset value, beginning of period	$15.85		$17.49		$15.81		$15.86		$17.09		$17.30

Investment operations:
Net investment income	0.03(a	)	0.08(a	)	0.10(a	)	0.09(a	)	0.09(a	)	0.12(a	)
Net realized and unrealized gains/(losses) on investments, foreign currency transactions and deferred taxes	0.89		(0.47)		2.54		0.66		0.40		0.83
Total from investment operations	0.92		(0.39)		2.64		0.75		0.49		0.95

Distributions:
Net investment income	(0.09)		(0.11)		(0.09)		(0.12)		(0.13)		(0.13)
Net realized gains	(1.56)		(1.14)		(0.87)		(0.68)		(1.59)		(1.03)
Total distributions	(1.65)		(1.25)		(0.96)		(0.80)		(1.72)		(1.16)
Net asset value, end of period	$15.12		$15.85		$17.49		$15.81		$15.86		$17.09
Total return	7.5	%(b)	(2.6)%		17.6%		5.1%		2.9%		5.7%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$6,123,672		$6,222,492		$6,562,381		$5,471,624		$5,449,609		$6,385,783
Ratio of expenses to average net assets before expense waivers	1.16	%(c),(d)	1.15	%(d)	1.15	%(d)	1.16	%(d)	1.16	%(d)	1.15	%(d)
Ratio of expenses to average net assets after expense waivers	1.11	%(c)	1.11%		1.11%		1.11%		1.11%		1.11%
Ratio of net investment income to average net assets	0.40	%(c)	0.48%		0.59%		0.61%		0.56%		0.67%
Portfolio turnover rate	34	%(b)	62%		45%		48%		50%		38%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

112

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

			YEAR ENDED OCTOBER 31,
	SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)(a)		2018(a)		2017(a)		2016(a)		2015(a)		2014
Net asset value, beginning of year	$7.60		$8.30		$7.41		$7.65		$8.20		$8.24

Investment operations:
Net investment income	0.10(b	)	0.26(b	)	0.19(b	)	0.12(b	)	0.09(b	)	0.09(b	)
Net realized and unrealized gains/(losses) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	0.27		(0.36)		0.84		(0.10)		(0.02)		0.36
Total from investment operations	0.37		(0.10)		1.03		0.02		0.07		0.45

Distributions:
Net investment income	(0.26)		(0.33)		(0.14)		(0.12)		(0.17)		(0.27)
Net realized gains	(0.19)		(0.27)		—		(0.14)		(0.45)		(0.22)
Total distributions	(0.45)		(0.60)		(0.14)		(0.26)		(0.62)		(0.49)
Net asset value, end of year	$7.52		$7.60		$8.30		$7.41		$7.65		$8.20
Total return	5.5	%(c)	(1.3)%		14.1%		0.2%		0.9%		5.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$5,171,796		$5,273,674		$5,549,548		$5,934,053		$7,095,756		$5,598,552
Ratio of expenses to average net assets before expense waivers	1.32	%(d)	1.32	%(d)	1.32	%(d)	1.32	%(d)	1.32	%(d)	1.32	%(d)
Ratio of expenses to average net assets after expense waivers	1.20	%(e)	1.20%		1.20%		1.20%		1.20%		1.20%
Ratio of net investment income to average net assets	2.84	%(e)	3.31%		2.45%		1.67%		1.16%		1.14%
Portfolio turnover rate	70	%(c)	92%		111%		114%		70%		82%

(a)	Consolidated Financial Highlights.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(e)	Annualized.

See Notes to Financial Statements.

113

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2019		YEAR ENDED OCTOBER 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.75		$11.11	$11.28	$11.19	$11.22	$11.34

Investment operations:
Net investment income	0.11(a	)	0.19(a )	0.14(a )	0.12(a )	0.12(a )	0.11(a )
Net realized and unrealized gains/(losses) on investments	0.31		(0.35)	(0.15)	0.11	—(b )	(0.01)
Total from investment operations	0.42		(0.16)	(0.01)	0.23	0.12	0.10

Distributions:
Net investment income	(0.10)		(0.20)	(0.16)	(0.14)	(0.15)	(0.20)
Net realized gains	—		—	—	—	—	(0.02)
Total distributions	(0.10)		(0.20)	(0.16)	(0.14)	(0.15)	(0.22)
Net asset value, end of period	$11.07		$10.75	$11.11	$11.28	$11.19	$11.22
Total return	4.0	%(c)	(1.5)%	(0.1)%	2.1%	1.1%	0.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,202,489		$865,030	$825,545	$785,417	$583,204	$563,716
Ratio of expenses to average net assets before expense waivers	0.71	%(d)	0.72%	0.72%	0.74%	0.74%	0.75%
Ratio of expenses to average net assets after expense waivers	0.58	%(d)	0.62%	0.62%	0.64%	0.64%	0.65%
Ratio of net investment income to average net assets	1.98	%(d)	1.70%	1.28%	1.07%	1.03%	0.94%
Portfolio turnover rate	13	%(c)	49%	70%	68%	67%	65%

(a)	Calculated based on the average shares method for the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

114

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30,2019		YEAR ENDED OCTOBER 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.63		$11.95	$12.09	$12.00	$12.02	$11.96

Investment operations:
Net investment income	0.09(a	)	0.17(a )	0.14(a )	0.14(a )	0.15(a )	0.14(a )
Net realized and unrealized gains/(losses) on investments	0.41		(0.33)	(0.08)	0.10	0.03	0.10
Total from investment operations	0.50		(0.16)	0.06	0.24	0.18	0.24

Distributions:
Net investment income	(0.09)		(0.16)	(0.14)	(0.14)	(0.15)	(0.15)
Net realized gains	—		—	(0.06)	(0.01)	(0.05)	(0.03)
Total distributions	(0.09)		(0.16)	(0.20)	(0.15)	(0.20)	(0.18)
Net asset value, end of period	$12.04		$11.63	$11.95	$12.09	$12.00	$12.02
Total return	4.3	%(b)	(1.4)%	0.5%	2.1%	1.5%	2.0%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,848,603		$2,297,532	$2,235,503	$2,055,136	$1,375,043	$1,326,109
Ratio of expenses to average net assets before expense waivers	0.67	%(c)	0.67%	0.67%	0.69%	0.70%	0.70%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.59%	0.60%	0.60%
Ratio of net investment income to average net assets	1.55	%(c)	1.41%	1.17%	1.17%	1.28%	1.20%
Portfolio turnover rate	22	%(b)	51%	31%	44%	31%	55%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

115

Old Westbury Funds, Inc.
California Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	PERIOD FROM DECEMBER 1, 2018(a) TO APRIL 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.06(b	)
Net realized and unrealized gains/(losses) on investments	0.19
Total from investment operations	0.25

Distributions:
Net investment income	(0.04)
Net realized gains	—
Total distributions	(0.04)
Net asset value, end of period	$10.21
Total return	2.5	%(c)

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$279,174
Ratio of expenses to average net assets before expense waivers	0.76	%(d)
Ratio of expenses to average net assets after expense waivers	0.57	%(d)
Ratio of net investment income to average net assets	1.51	%(d)
Portfolio turnover rate	36	%(c)

(a)	Commencement of operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

116

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	PERIOD FROM DECEMBER 1, 2018(a) TO APRIL 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.07(b	)
Net realized and unrealized gains/(losses) on investments	0.22
Total from investment operations	0.29

Distributions:
Net investment income	(0.04)
Net realized gains	—
Total distributions	(0.04)
Net asset value, end of period	$10.25
Total return	2.9	%(c)

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$376,561
Ratio of expenses to average net assets before expense waivers	0.75	%(d)
Ratio of expenses to average net assets after expense waivers	0.57	%(d)
Ratio of net investment income to average net assets	1.60	%(d)
Portfolio turnover rate	29	%(c)

(a)	Commencement of operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

117

Old Westbury Funds, Inc.
Notes to Financial Statements
April 30, 2019

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of April 30, 2019, the Corporation consisted of nine separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury All Cap ESG Fund (“All Cap ESG Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)*	Total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)*	Total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

*	California Municipal Bond Fund and New York Municipal Bond Fund commenced operations on December 1, 2018.

The Corporation has authorized a total of 24 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM” or the “Adviser”), a commodity pool operator registered with the CFTC effective January 1, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time, some exposure could be substantial. To the extent of the Strategic

118

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2019

Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of April 30, 2019, the Subsidiary represented $225,235,871 or 4.36% of the Strategic Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other

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circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

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The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the period ended April 30, 2019, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily. The Funds had no short sales outstanding at April 30, 2019.

F. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as

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an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of April 30, 2019, the Strategic Opportunities Fund held no collectibles.

G. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way

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in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund and Strategic Opportunities Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Principal Risks:

A. Market and Credit Risk.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. In December 2015, the Board of Governors of the Federal Reserve System (the “Fed”) ended its policy of keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities on the open market (“quantitative easing”). Since ending this quantitative easing policy, the Fed has raised interest rates several times and it is anticipated that interest rates will continue to rise, and as a result there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

B. Concentration Risk.

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California Municipal Bond Fund and New York Municipal Fund invest a substantial amount of their assets in issuers located in a single state. This may subject each Fund to the risk that economic, political or social issues impacting a particular state could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Portfolios of investments.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•     Level 1 - quoted prices generally in active markets for identical securities.

•     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•     Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
All Cap Core Fund
Equity Securities	$1,838,977,410(b	)	$100,768,320	$—	$1,939,745,730
Investment Company	37,153,790		—	—	37,153,790
Total	$1,876,131,200		$100,768,320	$—	$1,976,899,520
Large Cap Strategies Fund
Equity Securities	$11,806,357,754(b	)	$4,329,971,229	$—	$16,136,328,983
Master Limited Partnerships	1,732,216(b	)	—	—	1,732,216
Preferred Stocks	17,908,403(b	)	1,842,311	—	19,750,714
Exchange Traded Funds	281,031,036(b	)	—	—	281,031,036
U.S. Government Agencies	—		129,829,961	—	129,829,961
Investment Company	181,408,519		—	—	181,408,519
Total	$12,288,437,928		$4,461,643,501	$—	$16,750,081,429

All Cap ESG Fund
Equity Securities	$18,188,081(b	)	$17,068,616	$—	$35,256,697
Investment Company	282,521		—	—	282,521
Total	$18,470,602		$17,068,616	$—	$35,539,218

Small & Mid Cap Strategies Fund
Equity Securities
Argentina	$10,555,220		$—	$—	$10,555,220
Australia	—		127,274,971	181,680	127,456,651
Austria	—		7,242,145	—	7,242,145
Belgium	—		31,361,225	—	31,361,225
Bermuda	53,840,482		395,656	—	54,236,138
Brazil	18,980,022		—	—	18,980,022
Cambodia	—		71,912	—	71,912
Canada	105,883,254		949,416	—	106,832,670
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Chile	1,528,962	—	—	1,528,962
China	19,518,241	103,994,483	68,780	123,581,504
Columbia	37,187	1,882,773	—	1,919,960
Denmark	—	64,729,070	—	64,729,070
Faeroe Islands	—	85,258	—	85,258
Finland	45,995	20,579,416	—	20,625,411
France	—	70,764,592	—	70,764,592
Gabon	—	54,382	—	54,382
Georgia	—	164,757	—	164,757
Germany	—	71,223,546	—	71,223,546
Gibraltar	—	22,351	—	22,351
Greece	—	8,900,109	—	8,900,109
Hong Kong	292,028	81,715,677	684,715	82,692,420
Hungary	—	729,617	—	729,617
India	189,560	36,098,990	—	36,288,550
Indonesia	34,653	10,525,933	—	10,560,586
Ireland	57,230,406	8,500,075	—	65,730,481
Isle of Man	—	120,041	—	120,041
Israel	8,677,003	36,842,838	—	45,519,841
Italy	—	45,469,176	—	45,469,176
Japan	29,175	437,142,591	—	437,171,766
Jersey Channel Islands	12,118,677	—	—	12,118,677
Jordan	—	211,538	—	211,538
Korea	—	—	344	344
Liechtenstein	—	103,794	—	103,794
Luxembourg	—	1,819,552	—	1,819,552
Macau	—	35,301	—	35,301
Malaysia	—	4,075,433	—	4,075,433
Malta	—	129,603	—	129,603
Mexico	4,606,636	—	—	4,606,636
Monaco	26,975	—	—	26,975
Mongolia	—	13,413	—	13,413
Morocco and Antilles	—	20,891	—	20,891
Netherlands	95,877	22,840,579	—	22,936,456
New Zealand	—	21,531,823	239,438	21,771,261
Norway	—	27,533,455	—	27,533,455
Peru	4,754,393	66,609	—	4,821,002
Philippines	—	1,605,972	—	1,605,972
Poland	—	13,906,523	—	13,906,523
Portugal	—	12,455,310	—	12,455,310
Puerto Rico	4,630,084	—	—	4,630,084
Qatar	—	4,259,184	—	4,259,184
Romania	—	21,731	—	21,731
Russia	5,865,281	25,372,349	—	31,237,630
Saudi Arabia	—	2,836,180	—	2,836,180
Singapore	—	15,446,028	55,913	15,501,941
South Africa	—	27,878,535	—	27,878,535
South Korea	2,922,295	75,466,453	122,120	78,510,868
Spain	—	28,378,416	—	28,378,416
Sweden	71,661	68,929,630	—	69,001,291
Switzerland	—	49,290,749	—	49,290,749
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(a)		Total
Taiwan	—	98,828,495		21,058		98,849,553
Thailand	3,812,760	8,841,367		3,472		12,657,599
Turkey	1	21,571,328		—		21,571,329
Ukraine	—	59,588		—		59,588
United Arab Emirates	—	1,122,373		—		1,122,373
United Kingdom	8,749,115	245,979,425		832		254,729,372
United States	3,288,590,053	41,043,950		—		3,329,634,003
Vietnam	—	1,455,611		—		1,455,611
Total Equities	$3,613,085,996	$1,989,972,188		$1,378,352		$5,604,436,536
Exchange Traded Funds	327,959,170	—		—		327,959,170
Investment Company	48,993,806	—		—		48,993,806
Rights/Warrants
Belgium	2,161	—		—		2,161
India	—	195		—		195
Indonesia	14,753	—		—		14,753
South Korea	—	9,134		—		9,134
Total Rights/Warrants	$16,914	$9,329		$—		$26,243
U.S. Government Agencies	—	39,000,000		—		39,000,000
Cash Sweep	61,263,240	—		—		61,263,240
Total	$4,051,319,126	$2,028,981,517		$1,378,352		$6,081,678,995

Strategic Opportunities Fund
Bank Loans	$—	$—		$27,975,383(b	)	$27,975,383
Corporate Bonds	—	201,407,970(b	)	—		201,407,970
Government Bonds	—	134,591,467(b	)	—		134,591,467
Asset-Backed Securities	—	708,057,966(b	)	24,026,312(b	)	732,084,278
Non-Agency Mortgage-Backed Securities	—	529,566,419(b	)	19,806,045(b	)	549,372,464
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	18,952,595		—		18,952,595
U.S. Government Agencies	—	2,231,716,480		—		2,231,716,480
U.S. Government Securities	—	623,152,614		—		623,152,614
Cash Sweep	295,258,969	—		—		295,258,969
Other financial instruments - Assets
Equity contracts	14,745,000	43,984,296		—		58,729,296
Futures contracts	796,250	—		—		796,250
Foreign currency exchange contracts	—	10,520,975		—		10,520,975

Other financial instruments - Liabilities
Equity contracts	3,475,000	16,924,226		—		20,399,226
Foreign currency exchange contracts	—	10,908,900		—		10,908,900
Total	$314,275,219	$4,529,783,908		$71,807,740		$4,915,866,867

Fixed Income Fund
Corporate Bonds	$—	$218,914,128(b	)	$—		$218,914,128
Asset-Backed Securities	—	74,687,329(b	)	—		74,687,329
Collateralized Mortgage Obligations	—	1,079,727(b	)	—		1,079,727
U.S. Government Agencies	—	12,621,896		—		12,621,896
U.S. Government Securities	—	872,666,756		—		872,666,756
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(a)	Total
Government Bonds	—	2,992,713(b	)	—	2,992,713
Investment Company	11,882,480	—		—	11,882,480
Total	$11,882,480	$1,182,962,549		$—	$1,194,845,029
Municipal Bond Fund
Municipal Bonds	$—	$2,739,545,847(b	)	$—	$2,739,545,847
U.S. Government Securities	—	5,673,125		—	5,673,125
Investment Company	98,828,778	—		—	98,828,778
Total	$98,828,778	$2,745,218,972		$—	$2,844,047,750
California Municipal Bond Fund
Municipal Bonds	$—	$272,787,459		$—	$272,787,459
Investment Company	9,101,294	—		—	9,101,294
Total	$9,101,294	$272,787,459		$—	$281,888,753
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
New York Municipal Bond Fund
Municipal Bonds	$—	$361,246,618	$—	$361,246,618
Investment Company	8,552,314	—	—	8,552,314
Total	$8,552,314	$361,246,618	$—	$369,798,932

(a)	The Small & Mid Cap Strategies Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the period ended April 30, 2019. For the Small & Mid Cap Strategies Fund there were transfers into Level 3 in the amount of $1,069,599. For the Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund there were transfers out of level 3 in the amount of $143,875 and $9,258,038, respectively. In addition, with the exception of the Strategic Opportunities Fund, there were no significant purchases and sales during the period. As of April 30, 2019, the percentage of NAV was 0.02% and 1.49% for the Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund, respectively. The Funds’ instrument types classified as Level 3 investments have no significant unobservable inputs to disclose, as they are valued using transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Strategic Opportunities Fund
Balance as of 10/31/18 (value)	$166,197,370
Net accrued discounts (premiums)	(27,642)
Change in unrealized appreciation (depreciation)	(357,293)
Purchases	8,223,156
Sales (paydowns)	(82,117,876)
Net realized gain (loss)	(10,851,937)
Transfers out	(9,258,038)
Balance as of 04/30/19 (value)	$71,807,740

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges

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ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the six months ended April 30, 2019.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of April 30, 2019, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Strategic Opportunities Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received (c)	Cash Collateral Received (c)	Net Amount of Derivative Assets (d)

Bank of America N.A.	$10,150,781	$—	$—	$—	$10,150,781
BNP Paribus SA	41,134,425	(263,192)	—	—	40,871,233
Citibank N.A.	39,160,495	(4,654,775)	—	—	34,505,720
Credit Suisse International	30,439,587	—	—	—	30,439,587
Goldman Sachs International	4,280,856	(3,297,289)	—	—	983,567
JPMorgan Chase Bank, N.A.	32,265,693	(15,162,847)	—	(725,000)	16,377,846
Societe Generale	21,964,673	(7,037,369)	—	(6,570,000)	8,357,304
UBS AG	17,317,066	(8,887,595)	—	—	8,429,471
Derivatives not subject to a MNA or similar agreement (a)	14,773,000	—	—	—	14,773,000
Total	$211,486,576
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April 30, 2019

Strategic Opportunities Fund

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

BNP Paribus SA	$263,192	$(263,192)	$—	$—	$—
Citibank N.A.	4,654,775	(4,654,775)	—	—	—
Goldman Sachs International	3,297,289	(3,297,289)	—	—	—
JPMorgan Chase Bank, N.A.	15,162,847	(15,162,847)	—	—	—
Macquarie Bank Limited	1,090,289	—	—	—	1,090,289
Societe Generale	7,037,369	(7,037,369)	—	—	—
UBS AG	8,887,595	(8,887,595)	—	—	—
Derivatives not subject to a MNA or similar agreement (a)	3,475,000	—	—	—	3,475,000
Total	$43,868,356

(a)	Includes financial instruments (futures, centrally cleared options and/or forward currency contracts) which are not subject to a MNA, or another similar arrangement.

(b)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA or another similar arrangement.

(c)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.

(d)	Net amount represents the net amount receivable from/payable to counterparty in the event of default.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2019
	Derivative Assets		Derivative Liabilities
Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Risk	Unrealized appreciation on swap agreements	$43,984,296	Unrealized depreciation on swap agreements	$16,924,226
	Written option contracts, at value	—	Written option contracts, at value	3,475,000
	Purchased option contracts, at value	14,745,000	Purchased option contracts, at value	—
	Structured option contracts, at value	138,425,304	Structured option contracts, at value	9,801,704
Foreign Currency Exchange Risk	Unrealized appreciation on swap agreements	10,058,978	Unrealized depreciation on swap agreements	10,355,247
	Unrealized appreciation on forward foreign currency exchange contracts	461,998	Unrealized depreciation on forward foreign currency exchange contracts	553,653
	Structured options contract, at Value	3,783,000	Structured options contract, at Value	2,758,526
Interest Rate Risk	Variation Margin	28,000	Variation Margin	—
Total		$211,486,576		$43,868,356

	The Effect of Derivative Instruments on the Statements of Operations
	For the Six Months Ended April 30, 2019
	Net Realized Gain/(Loss) from Derivatives Recognized in Income
Small & Mid Cap Strategies Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(1,041,072)	$(1,041,072)
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April 30, 2019

	The Effect of Derivative Instruments on the Statements of Operations
	For the Six Months Ended April 30, 2019
	Net Realized Gain/(Loss) from Derivatives Recognized in Income
All Cap ESG Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(12,239)	$(12,239)

Large Cap Strategies Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(10,849,633)	$(10,849,633)

Strategic Opportunities Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$603,938	$—	$(59,294,283)	$—	$(58,690,345)
Equity Risk	8,520,120	25,855,443	(32,056,753)	—	2,318,810
Commodity Risk	920,000	1,807,000	21,882,695	—	24,609,695
Foreign Currency Exchange Risk	—	—	(3,403,341)	(3,442,333)	(6,845,674)
Total	$10,044,058	$27,662,443	$(72,871,682)	$(3,442,333)	$(38,607,513)

	Net Change in Unrealized Appreciation/(Depreciation)
	on Derivatives Recognized in Income
Strategic Opportunities Fund	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$1,178,719	$(351,307)	$—	$827,412
Equity Risk	132,203,600	(6,453,950)	64,055,886	—	189,805,536
Foreign Currency Exchange Risk	3,924,191	—	(11,974,687)	7,574,638	(475,858)
Commodity Risk	—	—	21,908,973	—	21,908,973
Total	$136,127,791	$(5,275,231)	$73,638,865	$7,574,638	$212,066,063

For the six months ended April 30, 2019, the quarterly average volume of derivative activities were as follows:

Strategic Opportunities Fund
Structured Options (Notional Amounts)	$12,171,750,000
Purchased Options (Notional Amounts)	2,924,875,000
Written Options (Notional Amounts)	657,100,000
Futures Long Position (Notional Amounts)	242,756,563
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	36,577,541
Forward Currency Contracts Sold (U.S. Dollar Amounts)	136,469,197
Currency Swaps (Notional Amount in U.S. Dollars)	812,210,982
Equity Swaps (Notional Amount in U.S. Dollars)	2,993,627,257
Interest Rate Swaps (Notional Amount in U.S. Dollars)	89,018,999

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a

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portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund, California Municipal Bond and New York Municipal Bond) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund

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enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Investment Advisory Fee,Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.69%
All Cap ESG Fund	0.75%	0.70%	0.65%	0.75%
Fixed Income Fund	0.45%	0.40%	0.35%	0.43%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.38%
California Municipal Bond Fund	0.45%	0.40%	0.35%	0.57%
New York Municipal Bond Fund	0.45%	0.40%	0.35%	0.57%

				Average net assets
Small & Mid Cap Strategies Fund				0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%
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	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Strategic Opportunities Fund	1.10%	1.05%	1.00%	1.03%

BIM has retained Harding Loevner LP (“Harding Loevner”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to manage a segment of the Large Cap Strategies Fund. Harding Loevner and Sands are paid for their services directly by BIM.

BIM has retained Acadian Asset Management, LLC (“Acadian”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”), Martingale Asset Management, L.P. (“Martingale”), and Polunin Capital Partners Limited (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Acadian, Baillie Gifford, Dimensional, Champlain, Martingale, and Polunin are paid for their services directly by BIM.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Strategic Opportunities Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets. Prior to December 3, 2019, Bessemer had contractually committed to waive it’s shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% for the Fixed Income and Municipal Bond Funds. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer, however, does not have the ability to recapture fees currently being waived at a later date. For the six months ended April 30, 2019, Bessemer waived shareholder servicing fees in the amount of $76,524 with respect to the Fixed Income Fund, $202,495 with respect to the Municipal Bond Fund.

D. Custody Fees. The All Cap Core Fund, All Cap ESG Fund, Large Cap Strategies Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian, and the Small & Mid Cap Strategies Fund has retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.065% of the average daily net assets of the non-U.S. investments for All Cap Core Fund, All Cap ESG Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund, All Cap ESG Fund and Large Cap Strategies Fund. The Strategic Opportunities Fund and the Subsidiary have retained Citibank, N.A. (“Citibank”) to serve as their custodian and the Small & Mid Cap Strategies Fund

134

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2019

has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2021 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Strategies Fund at 1.15%, the Small & Mid Cap Strategies Fund at 1.11%, the Strategic Opportunities Fund at 1.20%, the Fixed Income Fund at 0.57%, the Municipal Bond Fund at 0.57%, the California Municipal Bond Fund at 0.57%, the New York Municipal Bond Fund at 0.57% and the All Cap ESG Fund at 1.00%. Effective December 3, 2018, the Board approved the lowering of the expense cap with respect to the Fixed Income Fund and Municipal Bond Fund from 0.70% to 0.57%. Any waiver amounts are disclosed in the Statements of Operations. For the six months ended April 30, 2019, BIM waived $50,765 for the All Cap ESG Fund, $1,429,908 for the Small & Mid Cap Strategies Fund, $3,062,688 for the Strategic Opportunities Fund, $586,592 for the Fixed Income Fund, $949,757 for the Municipal Bond Fund, $160,796 for the California Municipal Bond Fund and $199,785 for the New York Municipal Bond Fund. The All Cap ESG Fund had offering cost waivers of $24,421. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $76,524 and 202,495 respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Effective February 1, 2018, each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $235,000, plus $30,000 for serving as the Board’s Chairperson and $15,000 as the Audit Committee Chairperson.

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Directors who are not Independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

8.	Securities Transactions:

Investment transactions for the six months ended April 30, 2019, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$283,020,890	$313,058,915
Large Cap Strategies Fund	7,484,510,737	8,579,207,948
All Cap ESG Fund	13,415,935	9,992,637
Small & Mid Cap Strategies Fund	1,868,915,683	2,331,402,679
Strategic Opportunities Fund (Consolidated)	1,516,173,883	2,720,282,895
Fixed Income Fund	85,909,582	75,901,148
Municipal Bond Fund	866,912,135	400,348,420
California Municipal Bond Fund	307,973,760	67,398,431
New York Municipal Bond Fund	377,447,333	68,976,829

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the six months ended April 30, 2019 were as follows:

	Purchases	Sales
Fixed Income Fund	$347,755,477	$48,907,765
Municipal Bond Fund	99,578,906	101,038,019

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially

135

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2019

all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from utilization of earnings and profits on shareholder redemptions. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

As of April 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$1,451,029,518	$547,779,874	$(21,909,872)	$525,870,002
Large Cap Strategies Fund	13,412,838,753	3,622,590,252	(285,347,576)	3,337,242,676
All Cap ESG Fund	34,072,526	2,960,562	(1,493,870)	1,466,692
Small & Mid Cap Strategies Fund	5,217,083,781	1,126,205,979	(261,610,765)	864,595,214
Strategic Opportunities Fund	4,907,383,654	47,726,738	(125,853,172)	(78,126,434)
Fixed Income Fund	1,186,473,129	9,775,378	(1,403,478)	8,371,900
Municipal Bond Fund	2,804,752,332	42,215,106	(2,919,688)	39,295,418
California Municipal Bond Fund	278,879,817	3,014,702	(5,766)	3,008,936
New York Municipal Bond Fund	364,781,766	5,029,128	(11,962)	5,017,166

By investing in the Subsidiary, the Strategic Opportunities Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The Funds may accrue a deferred tax liability for unrealized gains on India and Pakistan securities based on existing tax rates and holding periods of the securities. As of April 30, 2019, the Large Cap Strategies Fund and the Small & Mid Cap Strategies Fund recorded liabilities of $1,093,130 and $62,913, respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Pakistan capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2018 was as follows (amounts in thousands):

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Strategic Opportunities Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary Income	$10,058,464	$114,335,758	$40,658,931	$321,461,177	$15,309,270	$2,434,787
Net Long Term Capital Gains	25,490,845	865,259,188	423,366,524	80,879,925	—	—
Total Taxable Distributions	35,549,309	979,594,946	464,025,455	402,341,102	15,309,270	2,434,787
Tax Exempt Distributions	—	—	—	—	—	28,901,990
Total Distributions Paid	$35,549,309	$979,594,946	$464,025,455	$402,341,102	$15,309,270	$31,336,777

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the year ended April 30, 2019, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S.

136

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2019

federal income tax returns remains open for each of the four years ended October 31, 2018. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

As of October 31, 2018, the All Cap ESG Fund had a short-term capital loss carryforward of $639,506, the Fixed Income Fund had a short-term capital loss carryforward of $6,706,576, and a long-term capital loss carryforward of $12,231,170 and the Municipal Bond Fund had a short-term capital loss carryforward of $4,968,656 and a long-term capital loss carryforward of $2,660,435 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

10.	Commitments

The Strategic Opportunities Fund may invest in loan and other participation interests, which may include financing commitments obligating the Strategic Opportunities Fund to advance additional amounts on demand. As of April 30, 2019, these unfunded commitments totaled $4,040,872. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of October 31, 2018, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

137

Old Westbury Funds, Inc.
Additional Information

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Information on Form N-PORT

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-PORT and Forms N-Q are available on the SEC’s website at http:www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling (800) 607-2200.

138

Investment Adviser:

Bessemer Investment Management LLC
630 Fifth Avenue
New York, NY 10111
(212) 708-9100

Distributor:

Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

Custodians:

Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Administrator:

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Independent Registered Public Accounting Firm:

Ernst & Young LLP
5 Times Square
New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307
Cusip 680414604
Cusip 680414109
Cusip 680414406
Cusip 680414505
Cusip 680414802
Cusip 680414885
Cusip 680414869
Cusip 680414877
(OWF_A21-SAR2019)
(4/19)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Small & Mid Cap Strategies Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury All Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury All Cap ESG Fund, Old Westbury Strategic Opportunities Fund, Old Westbury Fixed Income Fund, Old Westbury Municipal Bond Fund, Old Westbury California Municipal Bond Fund and Old Westbury New York Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	April 30, 2019
(Unaudited)

Shares		Value
COMMON STOCKS — 91.5%
ARGENTINA — 0.2%
21,802	MercadoLibre, Inc.(a)	$10,555,220
AUSTRALIA — 2.1%
24,428	A2B Australia Ltd.	34,468
673,381	Accent Group Ltd.	766,971
187,701	Adairs Ltd.	248,199
28,032	Adelaide Brighton Ltd.	85,651
129,757	Afren Plc(a)(b)	0
34,185	Ainsworth Game Technology Ltd.	19,879
8,091	Alliance Aviation Services Ltd.	14,852
22,623	ALS Ltd.	126,818
298,851	Altium Ltd.	7,142,042
58,372	Alumina Ltd.	92,367
42,221	AMA Group Ltd.	34,273
111,683	AMP Ltd.	179,021
459,760	Ansell Ltd.	8,753,036
12,505	AP Eagers Ltd.	76,502
12,281	Apollo Tourism & Leisure Ltd.	7,518
4,995	Appen Ltd.	89,475
4,250	Arb Corp Ltd.	54,358
11,923	Arq Group Ltd.	14,746
30,727	Asaleo Care Ltd.(a)	19,933
16,109	Atlas Arteria Ltd.	79,547
11,127	AUB Group Ltd.	99,305
4,018,028	Aurelia Metals Ltd.(a)	2,114,233
44,794	Aurizon Holdings Ltd.	150,307
31,934	Ausdrill Ltd.	36,982
57,268	Ausnet Services	71,699
64,178	Austal Ltd.	120,872
38,575	Australian Agricultural Co. Ltd.(a)	32,111
15,312	Australian Finance Group Ltd.	12,959
1,106,718	Australian Pharmaceutical Industries Ltd.	1,124,257
32,465	Automotive Holdings Group Ltd.	54,999
9,634	Baby Bunting Group Ltd.	16,651
67,924	Bank of Queensland Ltd.	443,925
4,472	Bapcor Ltd.	17,957
240,444	Base Resources Ltd.(a)	45,009
356,802	Beach Energy Ltd.	535,042
6,923	Bega Cheese Ltd.	24,746
5,237	Bellamy’s Australia Ltd.(a)	39,824
41,648	Bendigo & Adelaide Bank Ltd.	302,502
513	Blackmores Ltd.	33,447
79,059	BlueScope Steel Ltd.	751,281
130,078	Boral Ltd.	445,340
1,447,472	Bravura Solutions Ltd.	5,895,993
2,824	Breville Group Ltd.	38,274
146,738	Brickworks Ltd.	1,693,310
16,700	BWX Ltd.	25,475
28,630	Caltex Australia Ltd.	548,988
67,610	Capitol Health Ltd.	12,618
18,621	Cardno Ltd.(a)	13,071
Shares		Value
AUSTRALIA (continued)
10,461	carsales.com Ltd.	$99,381
96,536	Cash Converters International Ltd.(a)	10,543
12,054	Cedar Woods Properties Ltd.	48,417
14,195	Challenger Ltd.	82,174
52,822	Champion Iron Ltd.(a)	82,797
25,326	Citadel Group Ltd. (The)	122,856
24,057	City Chic Collective Ltd.(a)	27,583
168,093	Cleanaway Waste Management Ltd.	266,930
47,186	Clinuvel Pharmaceuticals Ltd.	796,665
21,386	Clover Corp. Ltd.	33,251
29,990	Coca-Cola Amatil Ltd.	186,031
36,451	Codan Ltd.	83,603
62,006	Collins Foods Ltd.	326,006
132,127	Cooper Energy Ltd.(a)	50,268
2,470	Corporate Travel Management Ltd.	46,475
13,188	Costa Group Holdings Ltd.	52,792
4,331	Credit Corp. Group Ltd.	72,869
116,192	CSR Ltd.	291,886
100,256	Data#3 Ltd.	125,920
24,019	Decmil Group Ltd.(a)	16,014
19,860	Domain Holdings Australia Ltd.	37,856
2,399	Domino’s Pizza Enterprises Ltd.	72,722
377,063	Downer EDI Ltd.	2,058,722
19,275	DuluxGroup Ltd.	132,510
23,388	DWS Ltd.	16,823
5,767	Elders Ltd.	24,579
21,026	Emeco Holdings Ltd.(a)	30,877
737	Eqt Holdings Ltd.	14,191
122,077	ERM Power Ltd.	150,079
250,224	Estia Health Ltd.	509,974
29,027	Event Hospitality and Entertainment Ltd.	268,178
1,064,656	Evolution Mining Ltd.	2,399,925
7,724	Fleetwood Corp. Ltd.(a)	10,600
2,065	Flight Centre Travel Group Ltd.	55,939
4,032	Freedom Foods Group Ltd.	14,759
4,600	G.U.D. Holdings Ltd.	38,332
21,841	G8 Education Ltd.	46,974
11,476	Galaxy Resources Ltd.(a)	11,844
10,000	GBST Holdings Ltd.	17,934
68,121	GDI Property Group, REIT	66,810
21,331	Genworth Mortgage Insurance Australia Ltd.	35,975
23,879	GrainCorp Ltd. - Class A	151,434
594,535	Grange Resources Ltd.	111,306
32,430	GWA Group Ltd.	77,023
12,711	Hansen Technologies Ltd.	26,996
50,284	Harvey Norman Holdings Ltd.	147,842
11,239	Healius Ltd.	24,707
190,054	Healthscope Ltd.	328,363
3,976	Helloworld Travel Ltd.	12,371
172,755	Horizon Oil Ltd.(a)	14,556
49,386	HT&E, Ltd.	60,250

1

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
AUSTRALIA (continued)
2,294	HUB24 Ltd.	$24,276
3,631	Huon Aquaculture Group Ltd.	12,100
416,958	IDP Education Ltd.	4,588,461
1,469,902	Iluka Resources Ltd.	8,969,638
466,699	Imdex Ltd.(a)	342,370
13,857	IMF Bentham Ltd.(a)	27,007
1,571,302	Incitec Pivot Ltd.	3,734,050
338,917	Independence Group NL	1,068,465
420,055	Infomedia Ltd.	530,347
14,303	Inghams Group Ltd.	44,883
13,021	Integral Diagnostics Ltd.	28,126
28,415	Integrated Research Ltd.	49,771
6,451	Invocare Ltd.	69,606
16,476	IOOF Holdings Ltd.	75,420
115,650	IPH Ltd.	581,815
38,004	Iress Ltd.	384,125
25,657	iSelect Ltd.(a)	10,857
21,023	IVE Group Ltd.	32,311
21,812	Japara Healthcare Ltd.	23,687
7,601	JB Hi-Fi Ltd.	138,152
5,604	Johns Lyng Group Ltd.	5,932
168,484	Jumbo Interactive Ltd.	2,044,942
75,445	Jupiter Mines Ltd.	18,907
44,027	Link Administration Holdings Ltd.	236,159
53,673	Lovisa Holdings Ltd.	381,799
249,831	MACA Ltd.	181,506
635,918	Macmahon Holdings Ltd.(a)	87,562
9,061	Magellan Financial Group Ltd.	285,218
23,600	Mastermyne Group Ltd.(a)	14,305
887,090	Mayne Pharma Group Ltd.(a)	438,454
5,377	McMillan Shakespeare Ltd.	50,288
9,895	McPherson’s Ltd.	8,368
230,192	Medibank Private Ltd.	463,921
23,664	Mesoblast Ltd.(a)	27,412
36,987	Metals X Ltd.(a)	7,314
121,068	Metcash Ltd.	244,974
15,848	Michael Hill International Ltd.	7,155
267,824	Mineral Resources Ltd.	2,946,170
134,699	MMA Offshore Ltd.(a)	16,608
186,000	MMG Ltd.(a)	80,526
2,506	Mnf Group Ltd.	7,859
3,779	Monadelphous Group Ltd.	50,467
103,470	Monash Ivf Group Ltd.	78,392
21,011	Money3 Corp. Ltd.	28,926
1,772,773	Mount Gibson Iron Ltd.	1,494,581
190,494	Myer Holdings Ltd.(a)	95,557
75,800	MYOB Group Ltd.(a)(b)	181,680
31,145	MyState Ltd.	92,531
450,191	Navigator Global Investments Ltd.	1,273,238
24,976	Navitas Ltd.	101,874
1,544,123	New Hope Corp. Ltd.	2,932,847
9,130	NEXTDC Ltd.(a)	41,146
29,325	NIB Holdings Ltd.	118,881
5,972	Nick Scali Ltd.	26,635
Shares		Value
AUSTRALIA (continued)
286,039	Nine Entertainment Co. Holdings, Ltd.	$352,588
698,777	Northern Star Resources Ltd.	4,046,306
321,100	NRW Holdings, Ltd.	665,493
23,174	Nufarm Ltd.	82,801
328,958	OceanaGold Corp.	923,253
11,277	OFX Group Ltd.	12,172
4,884	oOh!media Ltd.	12,998
26,287	Orica Ltd.	344,657
3,559	Orocobre Ltd.(a)	8,379
3,815,093	Orora Ltd.	8,152,173
703,789	OZ Minerals Ltd.	4,955,565
28,429	Pacific Current Group Ltd.	94,778
24,322	Pacific Energy Ltd.	10,983
23,618	Pact Group Holdings Ltd.	43,804
29,070	Paragon Care Ltd.	9,017
13,359	Peet Ltd.	9,564
14,091	Pendal Group Ltd.	90,759
20,577	People Infrastructure Ltd.	37,060
3,417	Perpetual Ltd.	98,648
241,332	Perseus Mining Ltd.(a)	76,798
7,756	Platinum Asset Mangement Ltd.	27,257
2,425	Premier Investments Ltd.	29,195
149,175	Pro Medicus Ltd.	2,153,537
21,730	QMS Media Ltd.	10,878
118,373	Qube Holdings Ltd.	236,285
111,348	Quintis Ltd.(a)(b)	0
638,800	Ramelius Resources Ltd.(a)	338,272
65,355	RCR Tomlinson Ltd.(a)(b)	0
306,813	Red 5 Ltd.(a)	22,747
24,124	Reece Ltd.	175,598
853,110	Regis Resources Ltd.	2,886,259
7,115	Reject Shop Ltd. (The)	11,791
58,503	Resolute Mining Ltd.	46,794
163,272	Rhipe Ltd.	279,801
53,210	Ridley Corp. Ltd.	51,709
4,184	Ruralco Holdings Ltd.	12,892
759,635	Sandfire Resources NL	3,778,440
891,015	Saracen Mineral Holdings Ltd.(a)	1,757,519
6,519	SeaLink Travel Group Ltd.	18,431
237,565	Seek Ltd.	3,051,293
5,587	Select Harvests Ltd.	25,233
136,793	Senex Energy Ltd.(a)	34,211
10,409	Servcorp Ltd.	22,629
420,943	Service Stream Ltd.	700,582
8,174	Seven Group Holdings Ltd.	113,028
367,283	Seven West Media Ltd.(a)	146,579
10,138	Shaftesbury Plc, REIT	21,998
227,173	Sigma Healthcare Ltd.	84,020
161,036	Silver Lake Resources Ltd.(a)	89,616
4,642	Smartgroup Corp. Ltd.	27,777
124,447	Southern Cross Media Group Ltd.	110,546
40,534	Spark Infrastructure Group	64,660
38,791	SpeedCast International Ltd.	106,101

2

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
AUSTRALIA (continued)
24,650	SRG Global Ltd.	$6,079
1,226,965	St Barbara Ltd.	2,771,704
43,613	Stanmore Coal Ltd.	40,638
69,817	Star Entertainment Group Ltd.	223,553
74,822	Steadfast Group Ltd.	179,880
37,756	Sunland Group Ltd.	42,773
16,792	Super Retail Group Ltd.	102,565
8,547	Superloop Ltd.(a)	10,197
25,823	Tassal Group Ltd.	93,254
225,081	Technology One Ltd.	1,395,926
13,225	Thorn Group Ltd.(a)	4,101
4,364	Tiger Resources Ltd.(a)(c)	0
109,463	TPG Telecom Ltd.	520,135
26,484	Villa World Ltd.	41,890
24,862	Village Roadshow Ltd.(a)	63,024
492,324	Virgin Australia Holdings Ltd.(a)	62,395
12,200	Virtus Health Ltd.	34,168
312,758	Vita Group Ltd.	379,884
999,427	Vocus Group Ltd.(a)	2,753,224
11,013	Webjet Ltd.	130,883
8,558	Webster Ltd.	9,154
1,595,928	Western Areas NL	2,550,133
21,219	Westgold Resources Ltd.(a)	22,230
639,065	Whitehaven Coal Ltd.	1,895,362
1,896	Wisetech Global Ltd.	30,022
45,947	WorleyParsons Ltd.	462,997
65,654	WPP AUNZ Ltd.	25,660
		127,456,651
AUSTRIA — 0.1%
2,271	Agrana Beteiligungs AG	51,006
14,870	ams AG	627,696
2,614	Andritz AG	124,835
1,658	AT&S Austria Technologie & Systemtechnik AG	33,110
4,585	Austria Technologie & Systemtechnik AG	91,501
32,280	CA Immobilien Anlagen AG	1,132,337
4,745	DO & CO AG	401,050
4,927	EVN AG	73,715
1,782	FACC AG	29,293
1,017	Flughafen Wien AG	44,690
478	Kapsch TrafficCom AG	17,693
801	Lenzing AG	90,045
1,044	Mayr Melnhof Karton AG	135,193
9,955	Oesterreichische Post AG	387,672
1,182	Palfinger AG	38,576
2,933	POLYTEC Holding AG	33,911
1,766	Porr Ag	47,052
22,423	Raiffeisen Bank International AG	598,074
3,202	Rhi Magnesita NV	197,769
491	Rhi Magnesita NV	31,821
24,359	S IMMO AG	533,279
2,419	S&T AG	65,358
Shares		Value
AUSTRIA (continued)
862	Schoeller-Bleckmann Oilfield Equipment AG	$80,527
16,189	Strabag SE	543,916
41,528	Telekom Austria AG	311,303
962	UBM Development AG	45,348
16,844	UNIQA Insurance Group AG	179,507
3,226	Vienna Insurance Group AG Wiener Versicherung Gruppe	89,828
24,393	Voestalpine AG	784,824
13,734	Wienerberger AG	315,621
14,655	Zumtobel Group AG(a)	105,595
		7,242,145
BELGIUM — 0.5%
4,423	Ackermans & van Haaren NV	712,649
494	Aedifica SA REIT	44,372
30,578	Ageas	1,615,914
42,892	AGFA - Gevaert NV(a)	185,557
7,075	Akka Technologies SA	519,597
659	Atenor	49,351
96	Banque Nationale de Belgique	273,640
8,308	Barco NV	1,477,636
492	Befimmo SA REIT	28,199
8,866	Bekaert SA	242,659
959	Biocartis NV(a)	12,407
6,096	Bpost SA	73,390
7,642	Cie d’Entreprises CFE	761,404
1,064	Cie Immobiliere de Belgique SA	70,402
607	Cofinimmo SA REIT	77,631
76,158	Colruyt SA	5,497,797
40,458	Deceuninck NV	103,543
34,624	D’ieteren SA/NV	1,434,090
17,352	Econocom Group SA/NV	72,390
5,183	Elia System Operator SA NV	349,825
29,548	Euronav NV	279,914
16,086	EVS Broadcast Equipment SA	411,263
10,770	Exmar NV(a)	71,640
2,571	Fagron NV	51,065
91,167	Galapagos NV(a)	10,471,740
2,054	Gimv NV	123,520
101	Home Invest Belgium REIT	11,193
1,308	Intervest Offices & Warehouses NV REIT	37,081
573	Jensen-Group NV	21,724
988	Kinepolis Group NV	58,831
25	Lotus Bakeries NV	65,679
1,139	Melexis NV	91,535
667	Montea SCA REIT	56,113
11,094	Ontex Group NV	279,287
66,351	Orange Belgium SA	1,392,067
340	Picanol	27,705
112,331	Proximus SADP	3,146,077
7,898	Recticel SA	82,591
436	Resilux	72,430
143	Retail Estates NV REIT	13,349
3

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
BELGIUM (continued)
422	Roularta Media Group NV	$6,707
3,103	Sioen Industries NV	88,304
1,836	Sipef NV	100,547
1,574	Telenet Group Holding NV	83,600
187	TER Beke SA	29,134
7,734	Tessenderlo Chemie NV(a)	279,681
60,539	ThromboGenics NV(a)	270,281
201,000	Trony Solar Holdings Co. Ltd.(a)(b)	0
1,138	Van de Velde NV	38,452
643	Warehouses De Pauw CVA REIT	96,494
8	Wereldhave Belgium Comm REIT	768
		31,361,225
BERMUDA — 0.9%
428,820	Argo Group International Holdings Ltd.	33,477,977
49,643	Axis Capital Holdings Ltd.	2,822,205
13,600	Enstar Group, Ltd.(a)	2,410,736
11,949	Everest Re Group Ltd.	2,813,990
18,089	Hiscox Ltd.	395,656
291,700	James River Group Holdings Ltd.	12,315,574
		54,236,138
BRAZIL — 0.3%
6,400	Aliansce Shopping Centers SA	30,979
3,600	Alliar Medicos A Frente SA(a)	13,808
12,556	Alpargatas SA - Preference Shares	49,602
1,700	Arezzo Industria e Comercio SA	21,851
15,474	Azul S.A. - Preference Shares(a)	133,978
3,662	B2W Cia Digital(a)	35,881
4,519	Banco ABC Brasil SA - Preference Shares	22,335
42,100	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	258,220
18,600	BR Malls Participacoes SA	58,630
8,600	Brasilagro - Co Brasileira de Propriedades Agricolas	34,127
14,259	BRF - Brasil Foods SA(a)	112,695
12,171	Camil Alimentos SA	21,480
80,321	CCR SA	242,124
2,600	Centrais Eletricas Brasileiras SA(a)	21,749
16,093	Cia Brasileira de Distribuicao - Preference Shares	396,754
18,766	Cia de Locacao das Americas	195,743
6,200	Cia de Saneamento Basico do Estado de Sao Paulo	74,348
1,600	Cia de Saneamento de Minas Gerais-COPASA	28,261
5,735	Cia de Saneamento do Parana - Preference Shares	20,886
Shares		Value
BRAZIL (continued)
1,900	Cia De Saneamento Do Parana-Units	$37,941
4,800	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	25,793
5,000	Cia Energetica de Minas Gerais	22,341
423,100	Cia Energetica de Minas Gerais - ADR	1,565,470
20,276	Cia Energetica de Minas Gerais - Preference Shares	75,031
5,400	Cia Energetica de Sao Paulo - Class B, Preference Shares	35,806
32	Cia Energetica do Ceara - Class A, Preference Shares	410
5,800	Cia Ferro Ligas da Bahia-FERBASA - Preference Shares	31,314
3,100	Cia Hering	25,173
2,700	Cia Paranaense de Energia - Class B, Preference Shares	28,239
73,900	Cia Siderurgica Nacional SA(a)	273,466
66,700	Cielo SA	131,321
16,056	Construtora Tenda SA	73,255
5,646	Cosan Logistica SA(a)	20,778
24,207	Cosan SA Industria e Comercio	288,365
8,700	CSU Cardsystem SA	15,176
6,400	CVC Brasil Operadora e Agencia de Viagens SA	92,872
14,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	65,905
11,600	Direcional Engenharia SA	24,435
61,795	Duratex SA	156,493
319,918	EDP - Energias do Brasil S.A.	1,438,411
683,311	Embraer SA	3,419,082
182,785	Embraer SA - ADR	3,657,528
5,040	Energisa SA - Units	53,599
3,200	Eneva SA(a)	16,175
3,700	Engie Brasil Energia SA	42,066
1,000	Equatorial Energia SA	20,937
29,000	Estacio Participacoes SA	203,017
4,363	Ez Tec Empreendimentos e Participacoes SA	24,290
8,800	Fleury SA	46,591
79,400	Gerdau S.A - Preference Shares	287,542
24,400	Gerdau SA	71,997
3,400	Gol-Linhas Aereas Inteligentes SA - Preference Shares(a)	19,519
15,400	Grendene SA	28,710
1,600	Guararapes Confeccoes SA	58,151
5,900	Hapvida Participacoes E Investimentos Sa	45,893
14,300	Hypera SA	102,989
13	Inepar SA Industria e Construcoes(a)	41
2,400	Instituto Hermes Pardini Sa	12,486
18,072	Iochpe-Maxion SA	91,717

4

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
BRAZIL (continued)
3,887	IRB Brasil Resseguros S/A	$93,629
56,043	JBS SA	280,422
57,400	Klabin SA - Units	243,589
86,913	Kroton Educacional SA	217,443
2,500	Linx SA	20,664
14,622	Localiza Rent a Car SA	136,073
468	LOG Commercial Properties e Participacoes SA(a)	2,123
5,874	Lojas Americanas SA	19,325
14,244	Lojas Americanas SA - Preference Shares	57,287
32,053	Lojas Renner SA	378,642
2,100	Magazine Luiza SA	101,730
5,732	Mahle-Metal Leve SA	35,420
28,099	Marcopolo SA - Preference Shares	25,367
14,800	Mills Estruturas e Servicos de Engenharia SA(a)	17,664
5,300	Movida Participacoes SA	15,977
18,086	MRV Engenharia e Participacoes SA	67,250
7,700	Natura Cosmeticos SA	102,016
11,200	Odontoprev SA	48,101
10,800	Petrobras Distribuidora SA	64,672
17,855	Porto Seguro SA	247,578
21,600	Portobello SA	26,662
7,196	Qualicorp Consultoria e Corretora de Seguros SA	31,547
5,400	Raia Drogasil SA	94,432
17,200	Randon Participacoes SA - Preference Shares	37,373
19	Restoque Comercio e Confeccoes de Roupas SA	143
48,585	Rumo SA(a)	224,271
20,350	Santos Brasil Participacoes SA	19,877
23,483	Sao Martinho SA	113,909
3,900	Ser Educacional SA	22,926
7,600	SLC Agricola SA	79,797
200	Sonae Sierra Brasil SA	1,494
55,012	Sul America SA - Units	439,411
80,924	Suzano Papel e Celulose SA	844,098
5,800	T4F Entretenimento SA	8,890
2,900	Tegma Gestao Logistica	18,179
4,700	Tim Participacoes SA	14,000
3,700	Transmissora Alianca de Energia Eletrica S.A. - Units	24,921
9,500	Tupy SA	42,593
20,800	Ultrapar Participacoes SA	111,556
4,920	Unipar Carbocloro SA - Preference Shares	48,283
24,600	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares	54,080
9,600	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,903
Shares		Value
BRAZIL (continued)
7,097	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	$31,964
73,200	Via Varejo SA	76,353
5,500	Vulcabras Azaleia Sa(a)	8,612
		18,980,022
CAMBODIA — 0.0%
56,000	NagaCorp Ltd.	71,912
CANADA — 1.7%
70,488	Absolute Software Corp.	468,271
1,408	Acadian Timber Corp.	17,551
5,636	Advantage Oil & Gas Ltd.(a)	9,339
116,336	Aecon Group, Inc.	1,662,935
700	AG Growth International, Inc.	30,572
10,400	AGF Management Ltd. - Class B	43,007
206,700	Aimia, Inc.(a)	646,468
9,300	Air Canada(a)	223,250
1,200	AirBoss of America Corp.	8,474
22,276	Alamos Gold, Inc. - Class A	103,424
3,300	Alaris Royalty Corp.	44,659
2,170	Alcanna, Inc.	8,504
2,881	Algoma Central Corp.	28,322
7,289	Algonquin Power & Utilities Corp.	83,189
2,900	AltaGas Canada, Inc.	41,756
16,143	AltaGas Ltd.	214,605
2,200	Altus Group Ltd.	44,437
13,000	Amerigo Resources Ltd.(a)	8,054
1,400	Andrew Peller Ltd.	13,805
7,600	Aphria, Inc.(a)	57,977
53,354	ARC Resources Ltd.	338,914
135,344	Aritzia, Inc.(a)	1,962,927
8,000	Artis Real Estate Investment Trust, REIT	62,283
14,945	Asanko Gold, Inc.(a)	9,705
2,100	Atco Ltd. - Class I	72,027
51,400	Athabasca Oil Corp.(a)	38,367
7,300	Atrium Mortgage Investment Corp.	73,180
53,400	ATS Automation Tooling Systems, Inc.(a)	854,990
1,954	AutoCanada, Inc.	17,313
215,754	B2Gold Corp.(a)	586,209
3,500	Badger Daylighting Ltd.	118,060
48,233	Barrick Gold Corp.	535,495
29,895	Birchcliff Energy Ltd.	78,101
8,000	Bird Construction, Inc.	47,294
21,600	Black Diamond Group Ltd.(a)	42,565
15,163	BlackBerry Ltd.(a)	139,101
19,600	Boardwalk Real Estate Investment Trust, REIT	568,966
94,557	Bonavista Energy Corp.	74,110
7,100	Bonterra Energy Corp.	35,455
2,800	Boralex, Inc. - Class A	38,226

5

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
CANADA (continued)
16,900	Boyd Group Income Fund - Units	$1,856,767
4,300	BRP, Inc.	133,651
15,167	CAE, Inc.	352,768
16,500	Calfrac Well Services Ltd.(a)	38,550
500	Calian Group Ltd.	12,928
300	Cameco Corp.	3,310
16,100	Canaccord Genuity Group, Inc.	68,621
5,550	Canacol Energy Ltd.(a)	16,571
600	Canada Goose Holdings, Inc.(a)	32,040
114,215	Canadian Apartment Properties REIT	4,086,232
93,962	Canadian Western Bank	2,106,903
19,043	Canfor Corp.(a)	199,143
23,657	Canfor Pulp Products, Inc.	259,049
8,000	CanWel Building Materials Group Ltd.	28,962
3,200	Capital Power Corp.	72,136
72,367	Capstone Mining Corp.(a)	35,651
46,652	Cascades, Inc.	279,626
3,555	Celestica, Inc.(a)	25,342
30,626	Centerra Gold, Inc.(a)	155,908
1,400	Cervus Equipment Corp.	13,846
18,544	CES Energy Solutions Corp.	36,127
2,700	Chesswood Group Ltd.	20,718
16,586	China Gold International Resources Corp. Ltd.(a)	21,666
1,628	Choice Properties Real Estate Investment Trust, REIT	16,575
11,700	CI Financial Corp.	168,291
303,863	Cineplex, Inc.	5,810,980
8,300	Cogeco Communications, Inc.	551,206
864	Cogeco, Inc.	53,077
600	Colliers International Group, Inc.	38,552
1,400	Cominar Real Estate Investment Trust, REIT	11,746
30,625	Computer Modelling Group Ltd.	134,872
49,000	Copper Mountain Mining Corp.(a)	38,404
1,112	Corby Spirit and Wine Ltd.	14,808
10,393	Corus Entertainment, Inc. - Class B	59,114
95,935	Crescent Point Energy Corp.	369,504
121,000	Crew Energy, Inc.(a)	102,060
5,700	CRH Medical Corp.(a)	17,359
10,500	Denison Mines Corp.(a)	5,721
62,500	Derwent London Plc, REIT	725,000
6,900	Descartes Systems Group, Inc. (The)(a)	275,547
19,488	Detour Gold Corp.(a)	173,104
8,461	Dorel Industries, Inc. - Class B	74,461
12,800	Dream Hard Asset Alternatives Trust - Units	73,378
Shares		Value
CANADA (continued)
13,000	Dream Office Real Estate Investment Trust, REIT	$226,095
41,040	DREAM Unlimited Corp. - Class A(a)	229,140
31,275	Dundee Precious Metals, Inc.(a)	98,282
64,600	ECN Capital Corp.	206,863
464	E-L Financial Corp. Ltd.	278,809
14,152	Eldorado Gold Corp.(a)	58,945
8,000	Element Fleet Management Corp.	49,623
75,569	Empire Co. Ltd. - Class A	1,680,941
3,800	Endeavour Silver Corp.(a)	8,282
93,281	Enerflex Ltd.	1,290,212
19,131	Enerplus Corp.	175,074
54,566	Enghouse Systems Ltd.	1,333,908
7,349	Ensign Energy Services, Inc.	30,884
42,703	Entertainment One Ltd.	265,979
12,139	Equitable Group, Inc.	661,724
4,100	Evertz Technologies Ltd.	51,904
2,024	Exchange Income Corp.	53,633
14,323	Exco Technologies Ltd.	100,177
38	EXFO, Inc.(a)	173
6,300	Extendicare, Inc.	38,420
2,700	Fiera Capital Corp.	25,112
8,982	Finning International, Inc.	161,243
1,234	First Capital Realty Inc.	19,666
2,051	First Majestic Silver Corp.(a)	12,600
1,563	First National Financial Corp.	37,520
4,200	FirstService Corp. - Voting Shares	365,482
28,663	Fortuna Silver Mines, Inc.(a)	87,720
1,000	GDI Integrated Facility Services, Inc.(a)	18,437
16,000	Gear Energy Ltd.(a)	9,435
12,021	Genworth MI Canada, Inc.	373,542
81,900	Gibson Energy, Inc.	1,350,430
1,040	goeasy Ltd.	37,728
15,300	Gran Colombia Gold Corp.(a)	38,144
74,929	Gran Tierra Energy, Inc.(a)	180,094
70,968	Great Canadian Gaming Corp.(a)	2,727,583
84,200	Guyana Goldfields, Inc.(a)	58,450
56,100	H&R Real Estate Investment Trust, REIT	958,520
12,074	Heroux-Devtek, Inc.(a)	136,989
10,400	High Arctic Energy Services, Inc.	30,043
650	High Liner Foods, Inc.	3,639
86,746	Home Capital Group, Inc.(a)	1,226,371
8,300	Horizon North Logistics, Inc.	14,745
180,754	HudBay Minerals, Inc.	1,203,498
9,899	Hudson’s Bay Co.	55,048
115,427	Ia Financial Corp., Inc.	4,595,713
48,093	IAMGOLD Corp.(a)	144,670
3,800	IMAX Corp.(a)	92,643
1,000	Indigo Books & Music, Inc.(a)	6,919

6

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
CANADA (continued)
2,679	Innergex Renewable Energy, Inc.	$28,316
9,900	Interfor Corp.(a)	123,408
28,181	International Petroleum Corp.(a)	147,942
2,288	International Petroleum Corp. - Sweden(a)	11,921
4,426	Intertape Polymer Group, Inc.	61,515
85,211	Intu Properties Plc, REIT	1,792,376
31,200	Just Energy Group, Inc.	113,882
20,487	K92 Mining, Inc.(a)	21,715
1,300	K-Bro Linen, Inc.	38,456
15,600	Kelt Exploration Ltd.(a)	64,510
9,766	Keyera Corp.	225,689
85,701	Killam Apartment Real Estate Investment Trust, REIT	1,210,958
721	Kinaxis, Inc.(a)	39,400
334	Kinder Morgan Canada Ltd.	3,737
962,136	Kinross Gold Corp.(a)	3,059,592
229,845	Kinross Gold Corp.(a)	730,865
15,201	Kirkland Lake Gold Ltd.	491,420
196,656	Largo Resources Ltd.(a)	248,077
11,235	Laurentian Bank of Canada	355,911
7,726	Leon’s Furniture Ltd.	83,736
54,810	Linamar Corp.	2,079,155
24,000	Lucara Dianmond Corp.	29,917
68,124	Lundin Mining Corp.	365,613
3,530	Magellan Aerospace Corp.	49,405
9,700	Major Drilling Group International, Inc.(a)	29,831
10,099	Maple Leaf Foods, Inc.	235,646
19,198	Martinrea International, Inc.	195,319
152,800	Medical Facilities Corp.	1,870,508
217,270	MEG Energy Corp.(a)	966,581
923	Melcor Developments Ltd.	9,466
3,903	Methanex Corp.	213,956
600	Morguard Corp.	86,778
19,717	Morguard North American Residential Real Estate Investment Trust, REIT	259,616
2,702	Morneau Shepell, Inc.	56,089
1,286	MTY Food Group, Inc.	53,131
14,028	Mullen Group Ltd.	104,919
6,100	Neo Performance Materials, Inc.	56,870
3,529	Nfi Group, Inc.	89,246
12,579	Noranda Income Fund	27,887
16,002	Norbord, Inc.	407,545
5,000	North American Construction Group Ltd.	64,940
1,046	North West Co., Inc. (The)	22,096
4,529	Northland Power, Inc.	80,526
38,300	NuVista Energy Ltd.(a)	124,646
44,689	Open Text Corp.	1,717,910
11,400	Osisko Gold Royalties Ltd.	128,832
7,400	Painted Pony Energy Ltd.(a)	8,727
32,403	Pan American Silver Corp.	412,626
Shares		Value
CANADA (continued)
22,124	Parex Resources, Inc.(a)	$376,853
14,788	Parkland Fuel Corp.	455,771
1,300	Pason Systems, Inc.	19,359
29,300	Pengrowth Energy Corp.(a)	13,560
24,952	Peyto Exploration & Development Corp.	112,682
10,600	Polaris Infrastructure, Inc.	87,430
9,800	Precision Drilling Corp.(a)	24,067
936	Premium Brands Holdings Corp.	56,263
4,315	Pretium Resources, Inc.(a)	32,756
21,900	Quarterhill, Inc.	24,357
77,400	Quebecor, Inc. - Class B	1,930,234
2,900	Recipe Unlimited Corp.	58,446
3,100	Reitmans Canada Ltd. - Class A	7,729
2,700	Resilient REIT Ltd., REIT	23,096
1,900	Richelieu Hardware Ltd.	29,513
670,000	Ritchie Bros Auctioneers, Inc.	23,309,300
4,600	Ritchie Bros. Auctioneers, Inc.	160,075
3,100	Rocky Mountain Dealerships, Inc.	21,311
6,354	Rogers Sugar, Inc.	29,169
9,903	Russel Metals, Inc.	174,450
7,588	Sandstorm Gold Ltd.(a)	40,837
1,700	Savaria Corp.	16,369
12,041	Secure Energy Services, Inc.	72,082
8,801	SEMAFO, Inc.(a)	23,387
81,078	Seven Generations Energy Ltd. - Class A(a)	635,455
5,300	ShawCor Ltd.	78,647
1,282	Sienna Senior Living, Inc.	17,684
2,500	Sierra Wireless, Inc.(a)	33,478
1,991	Sleep Country Canada Holdings, Inc.	27,613
2,500	SmartCentres Real Estate Investment Trust REIT	63,223
800	Spin Master Corp.(a)	26,591
15,500	Sprott, Inc.	34,709
49,794	SSR Mining, Inc.(a)	574,623
22,944	SSR Mining, Inc.(a)	264,086
909	Stantec, Inc.	22,764
3,015	Stars Group, Inc. (The)(a)	56,893
2,160	Stella-Jones, Inc.	73,763
4,600	Storm Resources Ltd.(a)	7,211
3,500	Stuart Olson, Inc.	12,122
36,062	Summit Industrial Income REIT	319,247
19,026	SunOpta, Inc.(a)	67,458
23,500	Superior Plus Corp.	204,882
32,509	Surge Energy, Inc.	35,186
100,800	Tamarack Valley Energy Ltd.(a)	206,160
577	TeraGo, Inc.(a)	5,147
21,598	Teranga Gold Corp.(a)	52,395
7,164	TFI International, Inc.	235,289
1,901	TMX Group Ltd.	121,266
20,700	TORC Oil & Gas Ltd.	74,166
9,236	Torex Gold Resources, Inc.(a)	88,313

7

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
CANADA (continued)
4,945	Toromont Industries Ltd.	$257,161
13,864	Total Energy Services, Inc.	101,416
121,164	Tourmaline Oil Corp.	1,811,536
96,888	TransAlta Corp.	653,779
3,900	Transalta Renewables, Inc.	40,377
11,190	Transcontinental, Inc. - Class A	134,477
15,803	TransGlobe Energy Corp.	30,905
37,052	Trican Well Service Ltd.(a)	38,996
29,000	Tucows, Inc. - Class A(a)	2,557,510
51,300	Turquoise Hill Resources Ltd.(a)	76,584
6,497	Uni-Select, Inc.	69,349
1,680	Valener, Inc.	32,818
8,600	Vermilion Energy, Inc.	219,606
3,202	Wajax Corp.	37,978
6,600	Wesdome Gold Mines Ltd.(a)	20,839
37,600	West Fraser Timber Co. Ltd.	1,935,711
68,638	Western Forest Products, Inc.	96,320
6,800	Westjet Airlines Ltd.	95,983
1,513	Westshore Terminals Investment Corp.	23,739
50,060	Whitecap Resources, Inc.	201,406
3,748	Winpak Ltd.	123,488
1,214	WSP Global, Inc.	65,553
128,466	Yamana Gold, Inc.	281,921
9,994	Yangarra Resources Ltd.(a)	23,126
5,814	Yellow Pages Ltd.(a)	30,205
		106,832,670
CHILE — 0.0%
43,415	AES Gener SA	11,794
21,597	Aguas Andinas SA - Class A	12,436
27,560	Besalco SA	25,342
8,688	CAP SA	99,258
9,672	Cia Cervecerias Unidas SA	133,663
1,045,870	Cia Sud Americana de Vapores SA(a)	33,385
338	Clinica Las Condes SA(a)	20,685
26,113	Coca-Cola Embonor SA - Class B, Preference Shares	61,421
53,479	Colbún SA	11,954
14,858	Embotelladora Andina SA - Class B, Preference Shares	53,044
7,477	Empresa Nacional de Telecomunicaciones SA	78,300
23,369	Engie Energia Chile SA	44,820
724,976	Enjoy SA(a)	52,770
113,766	Grupo Security SA	46,121
3,218	Hortifrut SA	8,938
112,676	Inversiones Aguas Metropolitanas SA	173,830
1,754	Inversiones La Construccion SA	30,659
8,200,620	Itau CorpBanca	73,252
273,781	Masisa SA	19,702
6,895	Parque Arauco SA	19,037
45,001	PAZ Corp. SA	66,442
Shares		Value
CHILE (continued)
36,589	Ripley Corp. S.A.	$31,512
39,651	Salfacorp SA	51,771
120,485	Sigdo Koppers SA	227,717
525,545	Sociedad Matriz SAAM SA	50,390
29,332	Socovesa SA	17,236
22,243	SONDA SA	34,699
18,421	Vina Concha y Toro SA	38,784
		1,528,962
CHINA — 2.0%
3,601	21Vianet Group, Inc. - ADR(a)	28,304
45,500	3SBio, Inc.	84,126
3,212	500.Com Ltd. - Class A - ADR(a)	40,921
926	51Job, Inc. - ADR(a)	85,507
2,491	58.Com Inc. - ADR(a)	178,829
39,500	AAC Technologies Holdings, Inc.	256,598
235,250	Agile Group Holdings Ltd.	355,409
8,945,000	Agricultural Bank of China Ltd. - H Shares	4,134,253
9,824,000	Aluminum Corp. of China Ltd. - H Shares(a)	3,821,205
3,994,000	Angang Steel Co. Ltd. - H Shares	2,687,419
410,000	Anton Oilfield Services Group(a)	56,532
144,500	Asia Cement China Holdings Corp.	171,564
64,000	AVIC International Holdings Ltd.	40,438
69,000	AviChina Industry & Technology Co. - H Shares	40,603
266,500	Baic Motor Corp. Ltd.	187,075
8,376,770	Bank of China Ltd. - H Shares	3,999,953
26,500	Bank of Chongqing Co. Ltd. - H Shares	17,209
4,722,000	Bank of Communications Co. Ltd. - H Shares	3,982,659
80,000	Baoye Group Co. Ltd. - H Shares(a)	54,740
239,848	Baozun, Inc. - ADR(a)	11,632,628
308,000	BBMG Corp. - H Shares	108,485
208,000	Beijing Capital International Airport Co. Ltd. - H Shares	185,158
122,000	Beijing Capital Land Ltd. - H Shares	51,174
176,000	Beijing North Star Co. Ltd. - H Shares	69,851
2,554	Bitauto Holdings, Ltd. - ADR(a)	32,793
92,000	BYD Electronic International Co. Ltd.	164,937
72,000	Cabbeen Fashion Ltd.	21,378
63,000	CAR, Inc.(a)	51,027
5,327	Cayman Engley Industrial Co. Ltd.	21,137
235,656	Central China Real Estate Ltd.	117,367

8

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
CHINA (continued)
40,000	Central China Securities Co. Ltd. - H Shares	$10,314
107,000	Chaowei Power Holdings Ltd.	49,251
70,000	China Animal Healthcare Ltd.(a)(b)(c)	4,462
97,000	China Aoyuan Group Ltd.	117,741
226,000	China BlueChemical Ltd. - H Shares	77,030
1,049,000	China Cinda Asset Management Co. Ltd. - H Shares	279,758
293,000	China Coal Energy Co. Ltd. - H Shares	129,348
72,000	China Communications Services Corp. Ltd. - H Shares	58,071
42,000	China Conch Venture Holdings Ltd.	141,970
4,312,044	China Construction Bank Corp. - H Shares	3,801,350
1,834	China Distance Education Holdings Ltd. - ADR(a)	11,884
176,000	China Eastern Airlines Corp. Ltd. - H Shares	125,067
326,000	China Energy Engineering Corp. Ltd. - H Shares	39,073
149,500	China Galaxy Securities Co. Ltd. - H Shares	97,959
124,000	China Greenland Broad Greenstate Group Co. Ltd.	9,158
268,500	China Harmony New Energy Auto Holding Ltd.	95,340
259,000	China Hongqiao Group Ltd.	213,507
472,000	China Huishan Dairy Holdings Co. Ltd.(a)(b)(c)	18,953
79,500	China Huiyuan Juice Group Ltd.(a)(b)(c)	3,839
27,200	China International Capital Corp. Ltd.	58,504
63,700	China International Marine Containers Group Co. Ltd. - H Shares	80,344
3,694,000	China Lesso Group Holdings Ltd.	2,615,818
27,000	China Lilang Ltd.	28,166
53,000	China Longyuan Power Group Corp. - H Shares	36,549
74,000	China Maple Leaf Educational Systems Ltd.	34,614
71,000	China Medical System Holdings Ltd.	63,072
70,000	China Meidong Auto Holdings Ltd.	40,563
3,819,300	China Minsheng Banking Corp. Ltd. - H Shares	2,870,403
186,000	China Modern Dairy Holdings Ltd.(a)	27,920
564,834	China National Building Material Co. Ltd. - H Shares	525,700
92,000	China Oilfield Services Ltd.	98,525
Shares		Value
CHINA (continued)
164,000	China Oriental Group Co. Ltd.	$100,708
2,650,500	China Railway Construction Corp. Ltd. - H Shares	3,131,886
4,945,000	China Railway Group Ltd. - H Shares	3,900,488
34,000	China Railway Signal & Communication Corp. Ltd.	24,967
199,000	China Reinsurance Group Corp. H Shares	40,604
48,000	China Resources Pharmaceutical Group Ltd.	68,305
18,500	China Resources Phoenix Healthcare Holdings Co. Ltd.	13,449
165,000	China Sanjiang Fine Chemicals Co. Ltd.	43,182
7,785,400	China SCE Group Holdings Ltd.	3,679,857
168,000	China Silver Group Ltd.(a)	14,577
77,000	China Sunshine Paper Holdings Co. Ltd.	12,377
164,000	China Taifeng Beddings Holdings Ltd.(a)(b)(c)	4,233
5,888,000	China Telecom Corp. Ltd. - H Shares	3,051,642
31,000	China XLX Fertiliser Ltd.	11,066
34,000	China Yuhua Education Corp. Ltd.	15,211
209,000	China ZhengTong Auto Services Holdings Ltd.	115,942
264,800	China Zhongwang Holdings Ltd.	144,598
164,000	Chinasoft International Ltd.	93,747
4,094,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	2,394,851
440,000	CIFI Holdings Group Co. Ltd.	292,382
21,000	Colour Life Services Group Co. Ltd.	15,275
26,000	Consun Pharmaceutical Group Ltd.	18,237
1,015,600	Coolpad Group Ltd.(a)(c)	14,526
280,093	COSCO Shipping Development Co. Ltd. - H Shares(a)	37,873
106,000	COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares	68,535
66,500	COSCO Shipping Holdings Co. Ltd. - H Shares(a)	30,935
127,000	Cosmo Lady China Holdings Co. Ltd.	39,218
44,000	Country Garden Services Holdings Co. Ltd.(a)	81,270
62,000	CPMC Holdings Ltd.	26,163
18,500	Csc Financial Co. Ltd. - H Shares	15,794
4,166	CSMall Group Ltd.(a)	489
184,000	CSPC Pharmaceutical Group Ltd.	355,163
302,000	CT Environmental Group Ltd.(b)(c)	13,089

9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
CHINA (continued)
104,000	Da Ming International Holdings Ltd.	$26,491
112,000	Dali Foods Group Co. Ltd.	79,544
525,000	Dalian Port PDA Co. Ltd. - H Shares	67,658
92,000	Datang International Power Generation Co. Ltd. - H Shares	23,818
168,000	Dongfeng Motor Group Co. Ltd. - H Shares	163,215
9,800	Dongjiang Environmental Co. Ltd. - H Shares	10,919
179,000	Dongyue Group Ltd.	130,494
95,000	Dynagreen Environmental Protection Group Co. Ltd. - H Shares(a)	47,182
15,400	ENN Energy Holdings Ltd.	145,545
14,200	Everbright Securities Co. Ltd. - H Shares	13,642
15,679	Fang Holdings Ltd. - ADR(a)	23,832
334,500	Fantasia Holdings Group Co. Ltd.	63,457
316,000	FIH Mobile Ltd.(a)	47,233
38,000	Fu Shou Yuan International Group Ltd.	32,607
227,600	Fufeng Group Ltd.	120,586
142,000	Future Land Development Holdings Ltd.	169,343
24,400	Fuyao Glass Industry Group Co. Ltd.	85,823
32,000	Golden Eagle Retail Group Ltd.	37,961
1,007,600	GOME Retail Holdings Ltd.(a)	115,719
66,000	Goodbaby International Holdings Ltd.	18,741
49,500	Grand Baoxin Auto Group, Ltd.	17,346
409,500	Great Wall Motor Co. Ltd. - H Shares	333,456
73,000	Greatview Aseptic Packaging Co. Ltd.	44,452
169,000	Greenland Hong Kong Holdings Ltd.	69,472
3,174,500	Greentown China Holdings Ltd.	2,877,952
34,000	Greentown Service Group Co. Ltd.	29,346
124,000	Guangshen Railway Co. Ltd. - H Shares	44,473
6,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	31,140
2,806,800	Guangzhou R&F Properties Co. Ltd. - H Shares	5,583,813
204,000	Guorui Properties Ltd.	42,821
86,000	Haichang Ocean Park Holdings Ltd.(a)	18,228
569	Hailiang Education Group, Inc. - ADR(a)	32,769
32,000	Haitian International Holdings Ltd.	80,243
Shares		Value
CHINA (continued)
42,000	Harbin Electric Co. Ltd. - H Shares	$22,498
63,000	Harmonicare Medical Holdings Ltd(a)(b)(c)	16,383
47,000	HC Group, Inc.(a)	23,996
33,000	Hengan International Group Co. Ltd.	290,137
448,000	Hengten Networks Group Ltd.(a)	12,837
5,000	Hiroca Holdings Ltd.	12,126
36,000	Hisense Home Appliances Group Co. Ltd.	49,098
33,000	HNA Infrastructure Company Ltd. - H Shares	26,737
337,000	Honghua Group Ltd.(a)	28,811
24,500	Honworld Group Ltd.	13,770
68,000	HOSA International Ltd.(b)(c)	943
23,000	Hua Hong Semiconductor Ltd.	54,518
48,000	Huadian Power International Corp. Ltd. - H Shares	20,508
138,000	Huan Yue Interactive Holdings Ltd.(a)	12,134
762,000	Huaneng Renewables Corp. Ltd. - H Shares	219,654
4,773	Huazhu Group Ltd. - ADR	202,375
183,700	Huishang Bank Corp. Ltd. - H Shares	78,631
5,202,000	Industrial & Commercial Bank of China Ltd. - H Shares	3,912,736
11,900	Inner Mongolia Yitai Coal Co. Ltd. - H Shares	10,543
90,900	JD.Com, Inc. - ADR(a)	2,751,543
30,000	Jiangsu Expressway Co. Ltd. - H Shares	42,721
77,000	Jiangxi Copper Co. Ltd. - H Shares	102,138
63,000	Jingrui Holdings Ltd.	22,677
3,567	Jinkosolar Holding Co., Ltd. - ADR(a)	69,414
987,000	Kaisa Group Holdings Ltd.	419,118
7,000	Kasen International Holdings Ltd.	5,687
5,600,000	Kingdee International Software Group Co. Ltd.	6,873,818
23,000	Kingsoft Corp. Ltd.	58,913
99,500	KWG Property Holding Ltd.	116,700
7,800	Legend Holdings Corp.	21,276
416,000	Lenovo Group Ltd.	385,496
312,000	Leoch International Technology Ltd.(a)	25,822
195,000	Leyou Technologies Holdings Ltd.(a)	55,956
49,000	Li Ning Co. Ltd.(a)	89,019
128,000	Lifetech Scientific Corp.(a)	26,973
96,000	Logan Property Holdings Co. Ltd.	152,772
280,000	Lonking Holdings Ltd.	95,212
56,500	Luye Pharma Group Ltd.	51,247

10

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
CHINA (continued)
10,428,000	Maanshan Iron & Steel Co. Ltd. - H Shares	$4,806,871
151,000	Maoye International Holdings Ltd.	12,135
303,000	Metallurgical Corp. of China Ltd. - H Shares	83,870
15,000	Microport Scientific Corp.	14,135
32,000	Minth Group Ltd.	101,167
279,800	Modern Land China Co. Ltd.	46,469
6,657	Momo, Inc. - ADR(a)	233,461
506	Noah Holdings Ltd. - ADR(a)	27,496
273,000	NVC Lighting Holdings Ltd.	24,234
4,000	On-Bright Electronics, Inc.	23,220
54,000	O-Net Technologies Group Ltd.(a)	31,413
18,000	Orient Securities Co. Ltd. - China - H Shares	13,018
59,000	Ozner Water International Holding Ltd.	11,965
7,769,715	People’s Insurance Co. Group of China Ltd. (The) - H Shares	3,181,611
6,812,000	Postal Savings Bank of China Co. Ltd. - Class H	4,145,307
486,000	Powerlong Real Estate Holdings Ltd.	236,704
113,000	Qingdao Port International Co. Ltd.(a)	78,490
212,500	Qinhuangdao Port Co. Ltd.	46,835
432,449	Qudian, Inc.(a)	3,044,441
67,000	Real Gold Mining Ltd.(a)(b)(c)	2,246
32,016	Red Star Macalline Group Corp. Ltd. - H Shares	30,356
78,000	Redco Group Ltd.	31,170
1,148,000	Renhe Commercial Holdings Co. Ltd.(a)	37,967
87,000	Ronshine China Holdings Ltd.(a)	119,811
225	Sanne Group PLC	1,840
69,000	Sany Heavy Equipment International Holdings Co. Ltd.(a)	33,008
356,580	Semiconductor Manufacturing International Corp.(a)	381,794
58,000	Shandong Chenming Paper Holdings Ltd. - H Shares	30,110
80,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	78,640
32,000	Shandong Xinhua Pharmaceutical Co. Ltd. - H Shares	16,981
52,000	Shanghai Electric Group Co. Ltd. - H Shares	20,298
12,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	41,275
Shares		Value
CHINA (continued)
24,000	Shanghai Fudan Microelectronics Group Co., Ltd. - H Shares(a)	$39,577
25,000	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - H Shares	22,331
3,900	Shanghai Haohai Biological Technology Co. Ltd.	25,025
157,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	38,953
54,100	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	113,297
274,000	Shanghai Prime Machinery Co. Ltd. - H Shares(a)	39,116
53,000	Shengjing Bank Co. Ltd. - H Shares	30,796
32,000	Shenzhen Expressway Co. Ltd. - H Shares	38,977
211,881	Shui On Land Ltd.	51,628
206,000	Sihuan Pharmaceutical Holdings Group Ltd.	55,507
2,000	Silergy Corp.	32,804
5,295	SINA Corp./China(a)	333,267
4,675,562	Sino-Ocean Land Holdings Ltd.	2,100,455
38,500	Sinopec Engineering Group Co. Ltd. - H Shares	37,231
272,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	123,197
114,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(a)	15,265
24,800	Sinopharm Group Co. Ltd. - H Shares	97,471
54,000	Sinosoft Technology Group Ltd.	19,307
319,000	Sinotrans Ltd. - H Shares	131,070
93,500	Sinotruk Hong Kong Ltd.	202,974
214,000	Skyfame Realty Holdings Ltd.	35,215
46,500	SOHO China Ltd.(a)	16,866
14,000	Southern Energy Holdings Group Ltd.(a)	27,292
230,000	Springland International Holdings Ltd.	48,379
14,600	Sunny Optical Technology Group Co. Ltd.	178,603
69,000	Sunshine 100 China Holdings Ltd.(a)	14,028
3,840	Tarena International, Inc. - ADR	19,507
16,000	Tenfu Cayman Holdings Co. Ltd.	10,827
255,000	Tenwow International Holdings Ltd.(a)(b)(c)	4,632
56,000	Tian Ge Interactive Holdings Ltd.	17,358
36,000	Tian Shan Development Holdings Ltd.	11,626
52,000	Tiangong International Co. Ltd.	13,726

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
CHINA (continued)
100,000	Tianneng Power International Ltd.	$93,907
110,000	Tingyi Cayman Islands Holding Corp.	181,140
31,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	43,039
12,800	Tonly Electronics Holdings Ltd.	11,178
27,500	Travelsky Technology Ltd. - H Shares	70,732
84,000	Trigiant Group Ltd.	15,206
12,000	Tsingtao Brewery Co. Ltd. - H Shares	76,549
2,158,500	UBS China Railway Tielong Container Logistics Co. Ltd - A Shares(a)	2,563,996
3,515,868	Ubs Csg Holding Co. Ltd. Note	2,558,005
1,776,023	Ubs Yunnan Copper Co. Ltd. Note	2,945,623
83,400	Uni-President China Holdings Ltd.	76,373
71,000	Universal Medical Financial & Technical Advisory Services Co. Ltd.	56,611
32,746	Vipshop Holdings Ltd. - ADR(a)	281,943
229,000	Want Want China Holdings Ltd.	181,811
382,000	West China Cement Ltd.	53,665
14,500	Xiabuxiabu Catering Management China Holdings Co. Ltd.	25,539
504,000	Xiamen International Port Co. Ltd. - H Shares	72,063
111,101	Xingda International Holdings Ltd.	35,299
15,000	Xingfa Aluminium Holdings Ltd.	12,626
70,257	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	76,734
187,803	Xinyi Solar Holdings Ltd.	107,094
6,226	Xinyuan Real Estate Co. Ltd. - ADR	27,706
60,500	XTEP International Holdings Ltd.	34,493
34,000	Yadea Group Holdings Ltd.	11,664
11,000	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - H Shares	27,187
288,000	Yanzhou Coal Mining Co. Ltd. - H Shares	307,474
290,000	Yashili International Holdings Ltd.(a)	39,555
8,400	Yichang HEC Changjiang Pharmaceutical Co. Ltd. - H Shares	41,693
20,000	Yihai International Holding Ltd.	98,788
1,342	Yirendai Ltd. - ADR	21,257
Shares		Value
CHINA (continued)
104,500	Youyuan International Holdings Ltd.(a)	$31,980
38,086	Yuzhou Properties Co. Ltd.	20,130
3,404	YY Inc. - ADR(a)	288,012
43,000	Zhaojin Mining Industry Co. Ltd. - H Shares	37,045
28,000	Zhejiang Expressway Co. Ltd. - H Shares	30,033
40,000	Zhejiang Glass Co. Ltd. - H Shares(a)(b)	0
34,500	Zhongsheng Group Holdings Ltd.	90,761
17,900	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	90,935
214,000	Zijin Mining Group Co. Ltd. - Class H	83,597
4,015,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	2,356,635
7,544	ZTO Express Cayman, Inc. - ADR	150,352
		123,581,504
COLUMBIA — 0.0%
4,176	Frontera Energy Corp.	37,187
1,444,199	UBS Better Life Commercial Chain Share Co. Ltd. - A Shares(a)	1,882,773
		1,919,960
DENMARK — 1.1%
19,961	ALK-Abello AS(a)	3,395,649
14,970	Alm Brand A/S	143,000
6,414	Ambu A/S - B Shares	184,541
5,012	Bang & Olufsen A/S(a)	43,636
1,842	Bavarian Nordic A/S(a)	38,696
1,192	Brodrene Hartmann A/S	52,910
13,371	Columbus A/S	26,806
2,553	D/S Norden A/S(a)	40,498
7,981	Dfds A/S	379,464
9,203	FLSmidth & Co. A/S	462,565
44,819	Genmab A/S(a)	7,445,554
194,599	GN Store Nord A/S	9,974,226
60,983	H. Lundbeck A/S	2,570,950
7,846	H+H International A/S - Class B(a)	130,583
169	Harboes Bryggeri A/S - Class B	2,200
14,183	ISS A/S	441,682
84	Jeudan A/S	12,685
5,892	Jyske Bank A/S	237,651
137,391	Matas A/S	1,365,098
3,263	Nilfisk Holding A/S(a)	138,013
2,606	NKT A/S(a)	48,068
1,294	NNIT A/S	34,132
4,279	North Media AS	24,354
6,376	Pandora A/S	267,819

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
DENMARK (continued)
1,840	Parken Sport & Entertainment A/S	$29,857
8,906	Per Aarsleff A/S	295,191
22,848	Proton Bank SA(a)(b)	0
3,932	Ringkjoebing Landbobank A/S	253,968
984	Rockwool International A/S - A Shares	234,024
22,793	Rockwool International A/S - B Shares	6,098,236
92,414	Royal Unibrew A/S	6,631,385
1,258	RTX A/S	30,465
5,456	Scandinavian Tobacco Group A/S	64,915
1,272	Schouw & Co.	90,514
113,748	SimCorp A/S	11,166,661
1,395	Solar A/S - Class B	66,263
32,317	Spar Nord Bank A/S	277,955
7,195	Sydbank AS	155,439
2,492	TCM Group A/S(a)	40,599
132	Tivoli A/S	13,849
86,869	Topdanmark A/S	4,687,016
226,941	Tryg A/S	6,945,454
5,337	William Demant Holding A/S(a)	168,630
866	Zealand Pharma AS(a)	17,869
		64,729,070
FAEROE ISLANDS — 0.0%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)	0
1,441	Bakkafrost	74,015
662	BankNordik P/F	11,243
		85,258
FINLAND — 0.3%
614	Admicom Oyj	27,409
11,652	Afarak Group Oyj(a)	10,995
7,123	Aktia Bank Oyj	69,360
4,177	Alma Media Oyj	28,640
1,171	Asiakastieto Group Oyj	35,192
5,440	Aspo Oyj	51,886
5,681	Atria Oyj	51,750
954	BasWare Oyj(a)	22,036
2,126	Bittium Oyj	16,096
5,582	Cargotec Oyj - Class B	229,173
6,922	Caverion Corp.(a)	50,442
1,819	Citycon Oyj	18,586
7,394	Cramo Oyj	155,615
2,890	Digia Plc	9,613
29,489	DNA Oyj	702,561
9,841	Elisa Oyj	417,930
191,808	Finnair Oyj	1,604,205
5,328	Fiskars Oyj Abp	121,414
20,567	F-Secure Oyj(a)	63,493
24,454	Huhtamaki Oyj	935,153
Shares		Value
FINLAND (continued)
2,500	Ilkka-Yhtyma Oyj	$10,630
24,549	Kemira Oyj	347,948
2,684	Kesko Oyj - A Shares	129,090
23,416	Kesko OYJ - B Shares	1,217,634
12,165	Konecranes Oyj	508,499
21,593	Lassila & Tikanoja Oyj	350,734
1,144	Marimekko Oyj	32,746
17,417	Metsa Board Oyj	97,430
6,367	Metso Oyj	238,237
21,353	Nokian Renkaat Oyj	715,751
2,306	Olvi Oyj - Class A	85,425
86,476	Oriola Oyj - Class B	223,161
4,633	Orion Oyj - Class A	155,436
85,738	Orion Oyj - Class B	2,858,900
19,752	Outokumpu Oyj	75,626
12,672	Outotec Oyj(a)	66,943
5,435	Ponsse Oyj	182,973
13,137	Raisio Oyj - V Shares	44,030
115,299	Ramirent Oyj	809,884
3,586	Revenio Group Oyj	82,609
103,958	Sanoma Oyj	1,061,327
861	Talenom Oyj	32,794
1,099	Teleste Oyj	7,209
24,653	Tieto Oyj	701,912
2,817	Tikkurila Oyj	47,238
159,628	Tokmanni Group Corp.	1,397,861
11,122	Uponor Oyj	133,192
2,873	Vaisala Oyj - Class A	62,272
138,597	Valmet Oyj	3,817,946
25,272	Wartsila Oyj Abp	404,669
16,910	YIT Oyj	103,756
		20,625,411
FRANCE — 1.2%
4,968	ABC Arbitrage	36,696
263,165	Air France-KLM(a)	3,036,809
12,226	Albioma SA	287,677
5,333	Alstom SA	234,638
195	Altarea SCA REIT	41,198
1,291	Alten SA	140,993
19,270	Altran Technologies SA	251,234
4,312	Amplitude Surgical SAS(a)	12,727
6,458	Antalis International SAS	7,099
3,013	APRIL SA	72,302
1,213	Argan SA REIT	73,478
16,827	Arkema SA	1,727,745
2,363	Assystem S.A.	92,991
302	Aubay	10,770
703	Axway Software SA	10,047
769	Baikowski SAS(a)	12,950
612	Bastide le Confort Medical	26,655
25,151	Beneteau SA	319,301
2,671	Bigben Interactive	31,970
1,783	BioMerieux	141,614
740	Boiron SA	39,491
8,560	Bonduelle SCA	274,164

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
FRANCE (continued)
15,140	Bureau Veritas SA	$383,781
117	Burelle SA	123,408
6,600	Casino Guichard Perrachon SA	270,237
1,521	Cegedim SA(a)	44,273
318,059	Cellectis SA(a)(c)	6,326,225
1,135,009	CGG SA(a)	2,051,819
1,047	Chargeurs SA	22,309
4,379	Cie des Alpes	132,201
43,799	Coface SA(a)	441,796
1,397	Covivio REIT	151,198
184,806	Derichebourg SA	805,328
511	Devoteam SA	59,909
11,248	Edenred	530,320
12,955	Eiffage SA	1,352,652
410	Electricite de Strasbourg SA	48,399
7,119	Elior Group SA	98,614
38,544	Elis SA	687,881
10,756	Eramet	753,235
1,646	Esso SA Francaise	56,512
99,457	Etablissements Maurel et Prom(a)	375,978
16,807	Europcar Groupe SA	140,206
76,439	Eutelsat Communications SA	1,381,474
1,226	Exel Industries SA - Class A	89,382
19,399	Faurecia SA	987,054
296	Fleury Michon SA	13,414
3,906	Fnac Darty SA(a)	343,396
1,024	Fnac Darty SA(a)	89,897
92,023	Gaztransport Et Technigaz SA	8,327,224
1,212	Gecina SA REIT	181,090
26,478	Getlink SE	426,190
8,114	GL Events	199,963
1,031	Groupe Crit	78,932
1,062	Groupe Guillin	24,724
720	Groupe Open	13,518
2,256	Guerbet	134,706
3,309	Haulotte Group SA	32,364
895	ICADE REIT	76,492
172	ID Logistics Group(a)	30,741
4,921	Iliad SA	501,339
1,569	Imerys SA	83,604
1,448	Infotel SA	62,539
2,738	Ingenico Group SA	231,088
8,477	Interparfums SA	425,217
18,733	IPSOS	543,375
4,197	Jacquet Metal Service	83,703
4,906	JCDecaux SA	160,821
6,466	Kaufman & Broad SA	257,992
5,610	Klepierre REIT	199,347
115,401	Korian SA	4,645,365
302,216	Lagardere SCA	8,231,136
14,432	Latecoere S.A.(a)	52,767
863	Laurent-Perrier	91,338
1,403	Le Belier	52,225
704	Le Noble Age	36,381
13,984	Lectra	336,626
Shares		Value
FRANCE (continued)
1,180	Linedata Services	$36,931
8,807	LISI	294,812
4,437	Maisons du Monde SA	95,534
848	Maisons France Confort SA	35,146
1,676	Manitou BF SA	55,137
447	Manutan International	34,001
15,911	Mersen SA	566,274
9,281	METabolic EXplorer SA(a)	18,660
12,993	Metropole Television SA	257,900
4,233	MGI Coutier	82,608
1,975	Mr Bricolage	12,064
21,705	Neopost SA	532,397
6,170	Nexans SA	216,412
17,142	Nexity SA	801,808
5,130	NRJ Group	40,297
3,259	Oeneo SA	37,146
3,406	OL Groupe SA(a)	11,376
2,070	Orpea	252,559
339	Pierre & Vacances SA(a)	6,779
9,674	Plastic Omnium SA	293,098
5,366	Plastivaloire	58,463
55,465	Poxel S.A.(a)	441,189
769	PSB Industries SA	27,389
3,654	Rallye SA	42,560
916	Remy Cointreau SA	122,058
380,005	Rexel SA	5,108,767
188	Robertet SA	120,064
14,546	Rothschild & Co.	500,598
2,562	Rubis SCA	140,527
104	Samse SA	16,160
6,167	Sartorius Stedim Biotech	837,634
2,365	Savencia SA	180,296
24,485	SCOR SE	999,594
1,871	SEB SA	342,790
2,465	Seche Environnement SA	83,739
2,062	Societe BIC SA	177,635
436	Societe pour l’Informatique Industrielle	10,711
830	SOITEC(a)	84,066
149,620	Solocal Group(a)	159,182
2,239	Somfy SA	202,798
1,549	Sopra Steria Group	197,832
10,239	SPIE SA	197,668
1,237	Stef SA	117,162
17,568	Suez	246,934
3,477	Synergie SA	139,304
8,227	Tarkett SA	199,422
90,767	Technicolor SA(a)	108,935
4,878	Teleperformance SA	937,753
81,613	Television Francaise 1	892,091
876	Thermador Groupe	50,001
1,233	Trigano SA	118,222
4,884	UBISOFT Entertainment(a)	466,610
577	Union Financiere de France BQE SA	13,163
31,485	Valeo SA	1,145,200

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
FRANCE (continued)
35,511	Vallourec SA(a)	$88,095
52,235	Valneva SE(a)	192,855
602	Vetoquinol SA	37,820
3,280	Vicat SA	173,460
1,831	VIEL & Cie SA	10,271
2,315	Vilmorin & Cie SA	128,823
9,467	Virbac SA(a)	1,686,359
1,002	Vranken - Pommery Monopole SA	26,204
1,412	Worldline SA(a)	88,995
		70,764,592
GABON — 0.0%
1,779	Mariella Burani SpA(a)(b)	0
311	Total Gabon	54,382
		54,382
GEORGIA — 0.0%
4,215	Bank Of Georgia Group Plc	94,602
5,317	Georgia Capital Plc(a)	70,155
		164,757
GERMANY — 1.2%
768	2G Energy AG	28,281
14,653	7C Solarparken Ag	50,553
7,354	Aareal Bank AG	257,230
1,504	Ado Properties Sa	79,058
44,816	ADVA Optical Networking SE(a)	384,661
40,347	AIXTRON SE(a)	467,135
378	All for One Group AG	21,593
2,114	Allgeier SE	60,597
429	Amadeus Fire AG	57,250
352	Atoss Software AG	43,335
7,205	Aurubis AG	352,299
8,322	Axel Springer SE	471,356
169	Basler AG	30,586
6,871	Bauer AG	172,983
2,096	BayWa AG	61,785
1,729	Bechtle AG	177,995
1,367	Bertrandt AG	106,680
606	bet-at-home.com AG	50,072
2,168	Bijou Brigitte AG	107,271
3,351	Bilfinger SE	123,922
1,050	Biotest AG - Preference Shares	26,440
77,921	Borussia Dortmund GmbH & Co. KGaA	748,413
26,385	Brenntag AG	1,423,809
1,385	CANCOM SE	70,100
42,850	Carl Zeiss Meditec AG	4,214,730
15,457	CECONOMY AG(a)	103,825
2,761	CENIT AG	42,328
11,092	CENTROTEC Sustainable AG	146,641
2,432	Cewe Stiftung & Co. KGaA	229,736
3,909	Comdirect Bank AG	45,567
56,317	Commerzbank AG(a)	507,609
Shares		Value
GERMANY (continued)
15,035	CompuGroup Medical SE	$997,711
5,229	CropEnergies AG	34,277
67,358	CTS Eventim AG & Co KGaA	3,459,469
3,082	Dermapharm Holding SE(a)	112,218
12,324	Deutsche Pfandbriefbank AG	172,079
145,248	Deutz AG	1,435,344
10,653	Dic Asset AG	116,885
6,474	DMG Mori AG	333,867
464	Dr Hoenle AG	29,302
551	Draegerwerk AG & Co. KGaA	25,724
14,178	Draegerwerk AG & Co. KGaA - Preference Shares	851,914
9,949	Drillisch AG	371,522
3,940	Duerr AG	178,183
1,674	Eckert & Ziegler Strahlen- und Medizintechnik AG	147,717
8,809	Elmos Semiconductor AG	242,710
961	Energiekontor Ag	16,467
11,986	Evotec SE(a)	299,162
1,735	Fielmann AG	123,358
763	First Sensor AG	20,485
7,169	Fraport AG Frankfurt Airport Services Worldwide	596,786
25,137	Freenet AG	590,601
2,350	Fuchs Petrolub SE	93,838
4,583	Fuchs Petrolub SE - Preference Shares	199,832
14,956	GEA Group AG	419,034
6,118	Gerresheimer AG	460,947
3,642	Gesco AG	105,489
7,664	GFT Technologies SE	78,157
350	Grammer AG	15,128
4,785	GRENKE AG	510,480
3,242	Hamborner AG REIT	34,047
38,230	Hamburger Hafen und Logistik AG	965,000
5,298	Hapag-Lloyd AG	163,116
291	Hawesko Holding AG	12,412
53,051	Heidelberger Druckmaschinen AG(a)	99,398
8,153	Hella GmbH & Co. KGaA	444,741
1,172	Hochtief AG	175,225
3,573	Hornbach Baumarkt AG	69,068
214	Hornbach Holding AG & Co. KGaA	11,602
4,434	HUGO BOSS AG	309,823
6,011	Indus Holding AG	320,302
1,032	Isra Vision AG	41,498
16,075	Jenoptik AG	636,230
10,495	Jungheinrich AG - Preference Shares	366,215
16,471	K+S AG	335,390
14,102	KION Group AG	970,118
12,788	Kloeckner & Co. SE	89,978
937	Koenig & Bauer AG	45,552
1,347	Krones AG	125,671

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
GERMANY (continued)
210	KSB SE & Co. KGaA	$77,942
2,185	KWS Saat SE	148,254
21,532	LANXESS AG	1,246,898
2,823	Leg Immobilien AG	329,388
2,138	Leifheit AG	52,239
8,404	Leoni AG(a)	194,334
1,329	LPKF Laser & Electronics AG(a)	13,141
466	Manz AG(a)	12,956
1,297	MasterFlex SE	9,458
83,863	METRO AG	1,424,966
8,650	MLP AG	43,602
115,131	Morphosys AG(a)	11,450,001
3,641	MTU Aero Engines AG	859,023
1,956	Nemetschek SE	361,862
1,417	Nexus AG	40,588
5,156	Nordex SE(a)	83,754
2,170	NORMA Group SE	102,606
981	OHB SE	39,276
15,988	OSRAM Licht AG	549,909
5,832	Patrizia Immobilien AG	121,644
565	Pfeiffer Vacuum Technology AG	94,978
23,414	PNE Wind AG	64,625
960	Progress-Werk Oberkirch AG	28,601
8,839	ProSiebenSat.1 Media SE	139,732
1,157	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	24,031
411	Puma SE	254,563
35,476	QSC AG	59,875
870	R Stahl AG(a)	24,610
207	Rational AG	139,782
10,591	Rheinmetall AG	1,220,384
2,114	RHOEN-KLINIKUM AG	62,378
4,230	RIB Software AG	83,339
9,425	SAF-Holland SA	117,610
36,655	Salzgitter AG	1,211,496
2,015	Sartorius AG - Preference Shares	369,964
29,027	Schaeffler AG	248,832
1,854	Schaltbau Holding AG(a)	58,871
4,609	Scout24 Ag	237,725
330	Secunet Security Networks AG	40,414
5,841	SGL Carbon SE(a)	52,296
3,648	SHW AG	84,578
30,318	Siltronic AG	2,978,692
888	Sixt Leasing SE	12,876
1,152	Sixt SE	128,463
2,065	Sixt SE - Preference Shares	158,651
1,287	SMA Solar Technology AG	29,372
977	Softing AG	8,498
68,265	Software AG	2,605,291
1,298	Sto Se & Co. KGAA - Preference Shares	129,450
148	STRATEC SE	10,437
2,576	Stroeer SE & Co. KGaA	174,457
Shares		Value
GERMANY (continued)
8,384	Suedzucker AG	$129,025
2,504	Suess MicroTec AG(a)	32,959
2,878	Surteco SE	80,952
433,467	TAG Immobilien AG	9,761,700
33,796	Takkt AG	531,934
6,947	Talanx AG	278,021
695	Technotrans AG	19,076
82,338	Telefonica Deutschland Holding AG	267,380
66,714	Tier REIT, Inc., REIT	1,047,460
4,769	TLG Immobilien AG	140,499
524	Traffic Systems SE	8,198
20,081	Uniper SE	609,328
25,539	United Internet AG	1,026,796
4,509	VERBIO Vereinigte BioEnergie AG	39,119
982	Vib Vermoegen AG	27,780
2,097	Villeroy & Boch AG - Preference Shares	34,138
3,204	Vossloh AG	147,475
3,916	Wacker Chemie AG	344,250
5,542	Wacker Neuson SE	154,018
841	Washtec AG	66,208
339	Wincor Nixdorf AG	22,877
10,001	Wuestenrot & Wuerttembergische AG	205,257
845	XING AG	314,472
		71,223,546
GIBRALTAR — 0.0%
11,850	888 Holdings Plc	22,351
GREECE — 0.1%
1,272	Aegean Airlines SA	12,028
1,872,832	Alpha Bank AE(a)	2,915,781
481	Autohellas SA	13,498
2,818,956	Eurobank Ergasias SA(a)	2,361,820
4,916	GEK Terna Holding Real Estate Construction SA(a)	28,349
34,185	Intralot SA-Integrated Lottery Systems & Services(a)	15,981
604,211	National Bank of Greece SA(a)	1,329,320
194,626	OPAP SA	2,100,250
80,140	Pike River Coal Ltd.(a)(b)	0
35,269	Piraeus Bank Sa(a)	71,899
2,633	Sarantis SA	21,821
2,904	Terna Energy SA	22,684
210	Thessaloniki Port Authority SA	6,678
		8,900,109
HONG KONG — 1.3%
69,555	AED Oil Ltd.(a)(b)	0
215,000	Agritrade Resources Ltd.	35,027
430,000	Alibaba Pictures Group Ltd.(a)	96,648
1,273,693	Allied Properties HK Ltd.	292,436
58,000	AMVIG Holdings Ltd.	14,053

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
HONG KONG (continued)
435,000	Applied Development Holdings Ltd.(a)	$21,365
144,250	APT Satellite Holdings Ltd.	64,804
144,000	Asia Financial Holdings Ltd.	87,539
17,900	ASM Pacific Technology Ltd.	207,623
74,000	Associated International Hotels Ltd.	216,044
18,000	Ausnutria Dairy Corp. Ltd.	29,008
29,000	Beijing Enterprises Holdings Ltd.	154,521
228,000	Beijing Enterprises Medical & Health Group Ltd.(a)	7,035
252,000	Beijing Enterprises Water Group Ltd.	156,364
504,000	Bel Global Resources Holdings Ltd.(a)(b)	0
55,000	BOE Varitronix Ltd.	16,559
204,000	Bright Smart Securities & Commodities Group Ltd.	47,169
289,000	Brightoil Petroleum Holdings Ltd.(a)(b)(c)	55,260
108,000	Brilliance China Automotive Holdings Ltd.	118,967
1,644,354	Brockman Mining Ltd.(a)	36,231
1,920,000	Build King Holdings Ltd.	365,107
482,000	Cafe de Coral Holdings Ltd.	1,187,535
28,000	Camsing International Holding, Ltd.	29,794
92,000	Carrianna Group Holdings Co. Ltd.	10,564
103,000	Cathay Pacific Airways Ltd.	173,454
166,800	Century City International Holdings Ltd.	14,899
564,000	CGN New Energy Holdings Co. Ltd.	84,573
5,048,000	Champion REIT	4,274,888
134,359	Cheuk Nang Holdings Ltd.	72,996
85,873	Chevalier International Holdings Ltd.	134,652
88,000	Chiho Environmental Group Ltd.(a)	12,573
138,137	China Agri-Industries Holdings Ltd.	44,526
344,000	China Beidahuang Industry Group Holdings Ltd.(a)	9,983
22,000	China Everbright Greentech Ltd.	16,176
56,222	China Everbright International Ltd.	55,128
525,600	China Fiber Optic Network System Group Ltd.(a)(b)(c)	14,070
66,000	China Flavors & Fragrances Co. Ltd.	18,611
98,000	China Foods Ltd.	38,417
88,000	China Grand Pharmaceutical and Healthcare Holdings Ltd.(a)	51,899
Shares		Value
HONG KONG (continued)
6,603,000	China High Precision Automation Group Ltd.(a)(b)	$0
29,000	China High Speed Transmission Equipment Group Co. Ltd.	21,984
322,000	China Jinmao Holdings Group Ltd.	208,776
193,200	China Metal Recycling Holdings Ltd.(a)(b)	0
1,010,000	China Oil and Gas Group Ltd.	61,936
78,000	China Overseas Grand Oceans Group Ltd.	41,596
120,000	China Overseas Property Holdings Ltd.	56,791
113,333	China Power International Development Ltd.	30,197
298,440	China Resources Cement Holdings Ltd.	299,234
28,800	China Resources Gas Group Ltd.	133,681
44,000	China Resources Power Holdings Co. Ltd.	61,570
168,000	China Ruifeng Renewable Energy Holdings Ltd.(a)	10,394
892,000	China South City Holdings Ltd.	135,378
142,000	China State Construction Development Holdings Ltd.	17,193
252,870	China State Construction International Holdings Ltd.	262,443
141,800	China Taiping Insurance Holdings Co. Ltd.	431,231
152,000	China Traditional Chinese Medicine Holdings Co. Ltd.	86,280
192,000	China Travel International Investment Hong Kong Ltd.	44,376
2,612,000	China Unicom Hong Kong Ltd.	3,101,420
60,000	China Vast Industrial Urban Development Co. Ltd.	25,852
34,000	China Water Affairs Group Ltd.	34,963
128,000	China Water Industry Group Ltd.(a)	17,163
30,000	Chong Hing Bank Ltd.	56,592
279,000	Chow Sang Sang Holdings International Ltd.	463,632
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	25,101
237,500	Chuang’s Consortium International Ltd.	54,167
38,000	CIMC Enric Holdings Ltd.	37,019
4,875,000	CITIC Telecom International Holdings Ltd.	2,020,161
274,000	Citychamp Watch & Jewellery Group Ltd.	60,815
490,000	CK Life Sciences International Holdings, Inc.	28,465
47,000	Clear Media Ltd.	38,971
233,000	CMIC Ocean En-Tech Holding Co. Ltd.(a)	12,325

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
HONG KONG (continued)
168,000	Comba Telecom Systems Holdings Ltd.(a)	$41,020
940,000	Concord New Energy Group Ltd.	46,127
2,305,812	COSCO Shipping Ports Ltd.	2,299,778
1,891,000	Cowell e Holdings, Inc.	428,716
1,766,000	CP Pokphand Co. Ltd.	150,752
1,359,335	CSI Properties Ltd.	76,270
165,000	Dah Chong Hong Holdings Ltd.	60,389
147,324	Dah Sing Banking Group Ltd.	281,947
73,078	Dah Sing Financial Holdings Ltd.	383,876
208,000	Dawnrays Pharmaceutical Holdings Ltd.	37,906
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)(c)	11,838
12,200	Deceuninck NV- VVPR Strip(a)(b)	0
108,000	Dynasty Fine Wines Group Ltd.(a)(b)(c)	19,825
118,000	EcoGreen International Group Ltd.	24,705
168,234	EganaGoldpfeil Holdings Ltd.(a)(b)	0
198,416	Emperor International Holdings Ltd.	59,044
2,900,000	Emperor Watch & Jewellery Ltd.	88,408
124,300	Esprit Holdings, Ltd.(a)	25,230
92,000	EVA Precision Industrial Holdings Ltd.	9,505
108,000	Ever Sunshine Lifestyle Services Group Ltd.(a)	44,087
65,500	Fairwood Holdings Ltd.	229,199
304,893	Far East Consortium International Ltd.	144,348
309,000	Far East Horizon Ltd.	343,477
2,154,000	First Pacific Co. Ltd.	893,351
170,000	Fountain SET Holdings Ltd.	29,856
127,877	FSE Services Group Ltd.	55,267
355,000	Fullshare Holdings Ltd.	39,828
554,000	GCL-New Energy Holdings Ltd.(a)	20,837
1,770,000	GCL-Poly Energy Holdings Ltd.(a)	126,487
500,000	Gemdale Properties & Investment Corp. Ltd.	67,050
3,122,000	Get Nice Holdings Ltd.	111,490
702,000	Giordano International Ltd.	334,021
220,000	Gold Peak Industries Holdings Ltd.	22,497
86,000	Goldlion Holdings Ltd.	35,151
7,050,000	G-Resources Group Ltd.(a)	67,540
34,000	Guangdong Investment Ltd.	63,603
188,600	Guotai Junan International Holdings Ltd.	38,068
63,000	Haier Electronics Group Co. Ltd.	180,113
Shares		Value
HONG KONG (continued)
261,255	Haitong International Securities Group Ltd.	$94,772
58,000	Hang Lung Group Ltd.	172,980
133,267	Hanison Construction Holdings Ltd.	22,947
114,000	Harbour Centre Development Ltd.	209,294
8,500	Health and Happiness H&H International Holdings Ltd.(a)	52,209
2,160,000	Hengdeli Holdings Ltd.(a)	112,943
45,500	HKBN Ltd.	81,482
29,441	HKC Holdings Ltd.	23,691
472,000	HKR International Ltd.	261,026
90,000	Hon Kwok Land Investment Co. Ltd.	47,018
176,000	Hong Kong Finance Investment Holding Group Ltd.(a)	20,433
136,151	Hongkong & Shanghai Hotels Ltd. (The)	199,353
108,500	Hopewell Holdings Ltd.(a)(b)	536,636
112,000	Hopson Development Holdings Ltd.	122,987
166,000	Hsin Chong Group Holdings Ltd.(a)(b)(c)	7,406
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)(c)	4,459
77,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	32,612
12,000	Hysan Development Co. Ltd.	67,257
8,000	IMAX China Holding, Inc.	22,037
118,000	International Housewares Retail Co. Ltd.	30,990
175,000	IPE Group Ltd.(c)	22,539
2,218,000	IRC Ltd.(a)	50,130
396,000	IT Ltd.	191,558
66,905	ITC Properties Group Ltd.	16,459
100,000	Jiayuan International Group Ltd.	44,756
50,625	Johnson Electric Holdings Ltd.	119,182
838,000	Joy City Property Ltd.	119,568
134,000	Ju Teng International Holdings Ltd.	39,190
6,002	K Wah International Holdings Ltd.	3,767
1,500,000	Kai Yuan Holdings Ltd.(a)	10,366
806,000	Kerry Logistics Network Ltd.	1,438,142
382,000	Kerry Properties Ltd.	1,635,101
118,200	Kingboard Chemical Holdings Ltd.	385,388
125,500	Kingboard Laminates Holdings Ltd.	131,987
74,000	Kingmaker Footwear Holdings Ltd.	15,640
238,000	Kingston Financial Group Ltd.	54,994
249,000	Kowloon Development Co. Ltd.	338,601
358,000	Kunlun Energy Co. Ltd.	378,678
43,180	Lai Fung Holdings Ltd.	54,095

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
HONG KONG (continued)
64,295	Lai Sun Development Co. Ltd.	$100,621
120,640	Lai Sun Garment International Ltd.	179,460
9,000	Lam Soon Hong Kong Ltd.	18,167
102,000	Landing International Development Ltd.(a)	32,601
68,000	Landsea Green Group Co. Ltd.	8,513
464,500	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	190,054
24,000	Lee & Man Chemical Co. Ltd.	14,589
292,200	Lee & Man Paper Manufacturing Ltd.	237,176
13,500	Lee’s Pharmaceutical Holdings Ltd.	11,558
3,004,000	Li & Fung Ltd.	499,123
88,000	Lifestyle China Group Ltd.(a)	32,557
27,000	Lifestyle International Holdings Ltd.	47,057
510,393	Link REIT	5,963,409
94,000	Liu Chong Hing Investment Ltd.	163,643
37,000	Luk Fook Holdings International Ltd.	132,571
38,000	Lvgem China Real Estate Investment Co. Ltd.	11,872
1,298,000	Magnificent Hotel Investment Ltd.	31,094
99,600	Man Wah Holdings Ltd.	51,243
19,200	Mandarin Oriental International Ltd.	37,068
40,000	Mega Expo Holdings Ltd.	22,603
25,000	Melco International Development Ltd.	61,433
85,387	Midland Holdings, Ltd.	18,643
53,306	Million Hope Industries Holdings Ltd.(a)	4,960
109,000	Ming Fai International Holdings Ltd.	15,711
429,000	Mingfa Group International Co. Ltd.(a)(b)(c)	3,079
702,000	Minmetals Land Ltd.	135,012
36,000	Miramar Hotel & Investment Co. Ltd.	75,653
56,000	Modern Dental Group Ltd.	9,639
677	Movie Gallery, Inc.(a)(b)	0
1,150,000	Nan Hai Corp. Ltd.	22,721
2,390,000	New Provenance Everlasting Holdings Ltd.(a)	10,068
97,000	New World Department Store China Ltd.(a)	20,410
2,626,000	Newocean Energy Holdings Ltd.(a)	723,610
250,000	Nine Dragons Paper Holdings Ltd.	231,385
62,000	Overseas Chinese Town Asia Holdings Ltd.	26,312
Shares		Value
HONG KONG (continued)
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)(c)	$4,681
394,000	Pacific Basin Shipping Ltd.	80,952
39,000	Pacific Textile Holdings Ltd.	33,000
201,240	Paliburg Holdings Ltd.	82,937
334,000	Panda Green Energy Group Ltd.(a)	14,115
50,000	PAX Global Technology Ltd.	23,354
906,000	PC Partner Group Ltd.	249,066
5,606,819	PCCW Ltd.	3,380,798
48,000	Peace Mark Holdings Ltd.(a)(b)	0
1,312,000	Perfect Shape Medical Ltd.	410,126
368,000	Pico Far East Holdings Ltd.	134,416
4,216,000	Poly Property Group Co. Ltd.	1,768,859
1,142,800	Polytec Asset Holdings Ltd.	163,225
597,000	Pou Sheng International Holdings Ltd.	140,095
37,500	Prinx Chengshan Cayman Holding Ltd.	35,261
121,000	Prodisc Technology, Inc.(a)(b)	0
60,000	Public Financial Holdings Ltd.	26,240
261,000	Qunxing Paper Holdings Co. Ltd.(a)(b)(c)	12,576
10,943	RB Energy, Inc.(a)(b)	0
30,000	Realord Group Holdings Ltd.(a)	18,279
160,200	Regal Hotels International Holdings Ltd.	100,325
328,000	Regal Real Estate Investment Trust, REIT	103,224
46,000	Regina Miracle International Holdings, Ltd.	36,789
1,027	RP-SG Retail Ltd.(a)(b)	2,385
81,484	SA SA International Holdings Ltd.	27,666
275,000	Samson Holding Ltd.	17,909
116,000	SAS Dragon Holdings Ltd.	38,471
27,095	Seaspan Corp.	274,743
57,516	Shanghai Industrial Holdings Ltd.	135,281
211,000	Shanghai Industrial Urban Development Group Ltd.	42,257
880,000	Shanghai Zendai Property Ltd.(a)	13,214
90,000	Shangri-La Asia Ltd.	127,601
120,000	Shenwan Hongyuan HK Ltd.	28,195
50,185	Shenzhen International Holdings Ltd.	108,480
198,659	Shenzhen Investment Ltd.	79,051
152,129	Shimao Property Holdings Ltd.	463,690
128,001	Shougang Fushan Resources Group Ltd.	31,028
1,668,000	Singamas Container Holdings Ltd.	295,603
1,919,000	Sino Biopharmaceutical Ltd.	1,847,588
10,961	Sino-American Electronic Co. Ltd.(a)(b)	243
148,000	Sinofert Holdings Ltd.(a)	18,311

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
HONG KONG (continued)
102,000	Sinopec Kantons Holdings Ltd.	$45,576
61,000	SITC International Holdings Co. Ltd.	64,939
64,000	SJM Holdings Ltd.	77,389
108,878	Skyworth Digital Holdings Ltd.	32,186
373,643	SmarTone Telecommunications Holding Ltd.	389,406
182,386	SMI Holdings Group Ltd.(a)(b)(c)	11,625
86,230	SNS REAAL NV(a)(b)	0
200,000	SOCAM Development Ltd.(a)	49,694
1,740,000	South China Holdings Co. Ltd.(a)	47,184
71,212	SSY Group Ltd.	67,454
271,500	Stella International Holdings Ltd.	481,767
242,000	Summit Ascent Holdings Ltd.(a)	50,604
3,093,500	Sun Art Retail Group Ltd.	2,703,517
341,801	Sun Hung Kai & Co. Ltd.	170,463
920,000	Sunlight Real Estate Investment Trust REIT	676,805
12,534	T Bank SA(a)(b)	0
144,000	Tang Palace China Holdings Ltd.	25,339
66,000	Tao Heung Holdings, Ltd.	12,879
86,666	TCL Multimedia Technology Holdings Ltd.	46,437
22,000	Television Broadcasts Ltd.	43,222
42,000	Texhong Textile Group Ltd.	56,905
54,000	Texwinca Holdings Ltd.	21,467
159,800	Tian An China Investment Co. Ltd.	87,572
690,000	Tianjin Port Development Holdings Ltd.	80,080
75,000	Tibet Water Resources Ltd.(a)	21,806
1,464,000	Time Interconnect Technology Ltd.	151,130
528,270	Tomson Group Ltd.	202,690
800,000	Tongda Group Holdings Ltd.	86,722
62,000	Top Spring International Holdings Ltd.	17,853
46,027	Towngas China Co. Ltd.	36,620
163,039	TPV Technology Ltd.	37,866
58,000	Tradelink Electronic Commerce Ltd.	10,503
38,800	Transport International Holdings Ltd.	118,468
355,600	Tsit Wing International Holdings Ltd.	78,575
98,000	Tsui Wah Holdings Ltd.	10,501
31,091	TT Hellenic Postbank SA(a)(b)	0
1,225,875	UBS Beijing Capital Retailing Group Co. Ltd. - A Shares(a)	1,265,042
1,392,100	UBS Beijing Hualian Hypermarket Co. Ltd. - A Shares(a)	944,637
Shares		Value
HONG KONG (continued)
2,343,845	UBS Guangxi Liugong Machinery Co. Ltd. - A Shares(a)	$2,557,955
2,453,180	UBS Ping An Bank Co. Ltd. - A Shares(a)	5,044,916
4,773,200	UBS Rizhao Port Co. Ltd. - A Shares(a)	2,430,991
2,024,600	UBS Shandong Haihua Co. Ltd. -A Shares(a)	1,731,559
2,141,697	UBS Wuxi Taiji Industry Co. Ltd. - A Shares(a)	2,257,841
144,000	Union Medical Healthcare Ltd.	99,599
774,000	United Energy Group Ltd.	145,149
58,500	United Laboratories International Holdings Ltd. (The)	34,256
44,000	Up Energy Development Group Ltd.(a)(b)(c)	136
65,000	Value Partners Group Ltd.	48,992
1,101,300	Valuetronics Holdings Ltd.	554,714
7,000	Vinda International Holdings Ltd.	13,480
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a)(b)	0
32,000	Vitasoy International Holdings Ltd.	161,126
79,600	VSTECS Holdings Ltd.	43,687
236,196	VTech Holdings Ltd.	2,158,050
240,000	Wai Kee Holdings Ltd.	162,869
18,409,667	Wang On Group Ltd.(c)	208,749
68,622	Wasion Group Holdings Ltd.	35,042
68,000	Wing On Co. International Ltd.	231,861
182,000	Wing Tai Properties Ltd.	138,227
44,673	Wintek Corp.(a)(b)(c)	496
82,000	Xinyi Glass Holdings Ltd.	93,786
1,456,872	Yue Yuen Industrial Holdings Ltd.	4,705,667
518,946	Yuexiu Property Co. Ltd.	120,458
2,068,191	Yuexiu Transport Infrastructure Ltd.	1,685,565
20,000	Zhongyu Gas Holdings Ltd.	18,725
162,000	Zhuguang Holdings Group Co. Ltd.(a)	25,451
306,000	Zhuhai Holdings Investment Group Ltd.	34,018
		82,692,420
HUNGARY — 0.0%
5,186	MOL Hungarian Oil & Gas Plc	59,720
33,762	Richter Gedeon Nyrt	669,897
		729,617
INDIA — 0.6%
116	3M India Ltd.(a)	38,239
2,639	5Paisa Capital Ltd.(a)	10,952
1,487	Aarti Drugs Ltd.	13,264
2,978	Aarti Industries LTD.	69,485

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
INDIA (continued)
1,662	ABB India Ltd.	$35,352
2,871	ACC Ltd.	67,381
6,979	Adani Enterprises Ltd.	12,746
59,679	Adani Gas Ltd.(a)	115,006
45,415	Adani Green Energy Ltd.(a)	26,105
581,694	Adani Ports and Special Economic Zone Ltd.	3,285,912
49,774	Adani Power Ltd.(a)	32,185
28,080	Adani Transmission Ltd(a)	88,470
7,689	Aditya Birla Capital Ltd.(a)	10,809
12,792	Aegis Logistics Ltd.	35,905
1,354	AIA Engineering Ltd.	35,337
1,948	Ajanta Pharma Ltd.	27,734
250	Akzo Nobel India Ltd.	6,176
7,855	Alembic Pharmaceuticals Ltd.	62,957
2,907	Amara Raja Batteries Ltd.	27,670
26,000	Andhra Bank(a)	9,318
1,878	Anup Engineering Limited.(a)	12,563
3,061	Apar Industries Ltd.	29,350
684	Apl Apollo Tubes Ltd.	15,626
5,067	Apollo Hospitals Enterprise Ltd.	88,601
38,391	Apollo Tyres Ltd.	113,725
10,143	Arvind Fashions Ltd.(a)	145,873
29,548	Arvind Ltd.	35,345
66,084	Ashok Leyland Ltd.	82,634
3,306	Ashoka Buildcon Ltd.(a)	5,903
2,530	Astral Polytechnik Ltd.	44,851
933	Atul Ltd.	45,980
3,997	Avanti Feeds Ltd.	20,861
4,216	Bajaj Consumer Care Ltd.	19,905
11,543	Bajaj Holdings & Investment Ltd.	512,138
1,167	Balaji Amines Ltd.	7,331
3,655	Balkrishna Industries Ltd.	48,048
21,405	Balrampur Chini Mills Ltd.(a)	46,446
57,043	Bank of Baroda(a)	95,741
1,330	BASF India Ltd.	26,072
1,477	Bata India Ltd.	30,904
1,085	BEML Ltd.	13,636
9,384	Berger Paints India Ltd.	43,034
19,283	Bharat Electronics Ltd.	24,174
4,628	Bharat Financial Inclusion Ltd.(a)	67,084
12,322	Bharat Forge Ltd.	83,682
1,789,516	Bharat Heavy Electricals Ltd.	1,821,800
129	Bharat Rasayan Ltd.	7,614
484,365	Bharti Airtel Ltd.	2,230,581
2,062	Birla Corp. Ltd.	14,914
15,210	Birlasoft Ltd.	20,477
4,707	Bliss Gvs Pharma Ltd.	11,352
311	Blue Dart Express Ltd.	14,704
7,567	Bodal Chemicals Ltd.	13,146
12,029	Bombay Dyeing & Manufacturing Co. Ltd.	19,414
7,289	Brigade Enterprises Ltd.	23,302
2,111	Cadila Healthcare Ltd.	9,882
Shares		Value
INDIA (continued)
5,574	Can Fin Homes Ltd.	$25,544
8,528	Canara Bank(a)	31,945
7,476	Carborundum Universal Ltd.	38,708
1,183	Care Ratings Ltd.	16,725
2,644	CCL Products India Ltd.	9,841
1,987	Ceat Ltd.	30,117
4,533	Century Plyboards India Ltd.	11,304
944	Century Textiles & Industries Ltd.	12,452
1,713	CESC Ltd.	17,256
342	CESC Ventures Ltd.(a)	2,439
35,669	CG Power and Industrial Solutions Ltd.(a)	19,263
17,449	Chambal Fertilizers and Chemicals Ltd.	38,966
2,773	Cholamandalam Investment and Finance Co. Ltd.	55,400
12,260	City Union Bank Ltd.	35,745
4,270	Coffee Day Enterprises Ltd.(a)	15,963
5,074	Colgate-Palmolive India Ltd.	88,222
7,227	Container Corp. Of India Ltd.	51,227
11,412	Coromandel International Ltd.	71,288
15,702	Cox & Kings Financial Service Ltd.(a)	8,545
20,123	Cox & Kings Ltd.	35,101
887	Crisil Ltd.	18,276
23,809	Crompton Greaves Consumer Electricals Ltd.	81,329
2,991	Cummins India Ltd.	31,250
14,681	Cyient Ltd.	124,498
16,168	DCB Bank Ltd.	49,360
9,427	DCM Shriram Ltd.	58,969
4,866	Deepak Nitrite Ltd.	18,472
8,598	Delta Corp Ltd.	30,367
21,697	Dewan Housing Finance Corp. Ltd.	42,182
1,358,249	Dish TV India Ltd.	702,970
5,976	Dishman Carbogen Amcis Ltd.(a)	19,342
2,682	Divi’s Laboratories Ltd.	67,366
1,477,693	DLF Ltd.	3,674,863
1,513	Dr Lal Pathlabs Ltd.	22,719
2,503	Dr Reddys Laboratories Ltd.	105,352
2,959	eClerx Services Ltd.	48,737
12,047	EID Parry India Ltd.	33,565
4,882	EIH Ltd.	13,262
3,704	Elgi Equipments Ltd.	14,097
3,941	Emami Ltd.	21,915
625	Endurance Technologies Ltd.	10,572
5,540	Engineers India Ltd.	8,889
7,399	Escorts Ltd.	78,635
22,601	Essel Propack Ltd.	44,325
11,633	Exide Industries Ltd.	35,816
4,465	FDC Ltd.(a)	11,088
89,105	Federal Bank Ltd.	118,865
4,296	Federal-Mogul Goetze India Ltd.(a)	33,891

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
INDIA (continued)
6,598	Finolex Cables Ltd.	$41,785
4,610	Finolex Industries Ltd.	30,723
21,394	Firstsource Solutions Ltd.	15,554
14,906	Fortis Healthcare Ltd.(a)	29,711
40,366	Future Retail Ltd.(a)	19,655
4,129	Future Retail Ltd.(a)	24,955
3,252	Gabriel India Ltd.	6,811
708	Garware Technical Fibers Ltd.	11,049
8,390	Gateway Distriparks Ltd.	16,117
10,841	Gayatri Projects Ltd.(a)	25,477
7,704	GHCL Ltd.	28,060
3,335	GIC Housing Finance Ltd.	12,384
220	Gillette India Ltd.	23,847
810	GlaxoSmithKline Consumer Healthcare Ltd.	84,820
522	GlaxoSmithKline Pharmaceuticals Ltd.	9,642
16,245	Glenmark Pharmaceuticals Ltd.	149,182
3,122	Godfrey Phillips India Ltd.	49,611
1,368	Godrej Industries Ltd.	10,117
10,942	Granules India Ltd.	17,652
6,570	Graphite India Ltd.	36,145
6,972	Great Eastern Shipping Co. Ltd. (The)	28,952
16,172	Greaves Cotton Ltd.	34,310
770	Greenlam Industries Ltd.	10,291
5,192	Grindwell Norton Ltd.	45,334
8,690	Gruh Finance Ltd.	39,720
4,027	Gujarat Alkalies & Chemicals	27,905
6,920	Gujarat Ambuja Exports Ltd.	20,911
2,199	Gujarat Flourochemicals Ltd.	32,928
8,027	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	36,183
27,992	Gujarat State Fertilizers & Chemicals Ltd.	39,434
15,512	Gujarat State Petronet Ltd.	44,591
9,482	Havells India Ltd.	105,586
610	HEG Ltd.	14,280
14,346	HeidelbergCement India Ltd.	37,632
5,553	Hikal Ltd.	14,118
151,702	Himachal Futuristic Communications Ltd.	48,327
8,085	Himadri Speciality Chemical Ltd.	12,838
4,003	Himatsingka Seide Ltd.	12,302
2,430	Hinduja Global Solutions Ltd.	21,794
12,605	Hindustan Petroleum Corp. Ltd.	52,995
102	Honeywell Automation India Ltd.	35,259
4,443	Huhtamaki PPL Ltd.	14,370
1,415	I G Petrochemicals Ltd.	6,033
337,825	Idea Cellular Ltd.(a)	75,036
41,116	IDFC First Bank Ltd.	29,534
73,673	IDFC Ltd.	42,544
65,962	IFCI Ltd.(a)	10,056
38,969	IIFL Holdings Ltd.	242,027
Shares		Value
INDIA (continued)
17,077	India Cements Ltd.	$26,300
951	India Glycols Ltd.	3,466
21,437	Indiabulls Housing Finance Ltd.	214,408
27,666	Indiabulls Real Estate Ltd.(a)	45,775
16,070	Indiabulls Ventures Ltd.	68,590
2,931	Indian Bank(a)	10,632
4,977	Indian Hotels Co. Ltd.	11,045
63,408	Indian Overseas Bank(a)	12,863
6,915	Indraprastha Gas Ltd.	31,098
121	Ingersoll-Rand India Ltd.	1,061
2,064	Inox Leisure Ltd.(a)	9,312
1,367	Intellect Design Arena Ltd.(a)	4,471
1,853	Interglobe Aviation Ltd.	40,393
2,682	International Paper APPM Ltd.(a)	17,105
2,764	Ipca Laboratories Ltd.	37,855
5,565	ITD Cementation India Ltd.	9,886
8,265	Jagran Prakashan Pvt Ltd.	13,474
29,744	Jain Irrigation Systems Ltd. - DVR	23,321
7,106	JB Chemicals & Pharmaceuticals Ltd.	35,176
4,727	Jindal Poly Films Ltd.	17,233
29,253	Jindal Saw Ltd.	34,122
8,127	Jindal Stainless Hisar Ltd.(a)	10,182
16,998	Jindal Stainless Ltd.(a)	9,145
38,658	Jindal Steel & Power Ltd.(a)	99,031
980	JK Cement, Ltd.	12,733
21,600	JK Paper Ltd.	42,935
53,110	JM Financial Ltd.	67,607
63,861	JSW Energy Ltd.(a)	64,124
4,756	Jubilant Foodworks Ltd.	90,893
18,044	Jubilant Life Sciences Ltd.	171,520
3,247	Just Dial Ltd.(a)	27,040
4,040	Jyothy Laboratories Ltd.	10,427
1,524	Kajaria Ceramics Ltd.	13,039
7,256	Kalpataru Power Transmission Ltd.	48,629
3,790	Kansai Nerolac Paints Ltd.	24,032
21,127	Karur Vysya Bank Ltd. (The)	23,529
2,611	Kaveri Seed Co. Ltd.	16,736
8,411	KEC International Ltd.	34,565
4,381	KEI Industries Ltd.	25,723
1,261	Kiri Industries Ltd.(a)	9,815
4,060	Kirloskar Oil Engines Ltd.	9,527
4,865	Knr Constructions Ltd.	16,794
3,298	Kolte-Patil Developers Ltd.	10,944
15,210	Kpit Engineering Ltd.(a)	22,579
2,402	KPR Mill Ltd.	20,736
4,012	KRBL Ltd.	19,158
39,001	L&T Finance Holdings Ltd.	73,530
366	Lakshmi Machine Works Ltd.	30,396
1,792	Larsen & Toubro Infotech Ltd.	44,246
2,599	Laurus Labs Ltd.	14,287
34,906	LIC Housing Finance Ltd.	249,416
5,198	Lupin Ltd.	65,155

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
INDIA (continued)
21,539	Mahindra & Mahindra Financial Services Ltd.	$124,133
3,236	Mahindra CIE Automotive Ltd.(a)	10,599
77,559	Manappuram Finance Ltd.	131,616
16,573	Marksans Pharma Ltd.	5,627
3,410	Max Financial Services Ltd.(a)	20,479
11,396	Max Ltd.(a)	11,516
16,866	Meghmani Organics Ltd.	16,047
1,013	Merck Ltd.	54,154
6,096	Minda Corp. Ltd.	11,137
6,474	Minda Industries Ltd.	33,862
4,934	MindTree Ltd.	69,625
4,129	MOIL Ltd.	9,135
1,610	Motilal Oswal Financial Services Ltd.	16,468
3,839	Mphasis Ltd.	53,532
66	MRF Ltd.	50,197
15,818	Muthoot Finance Ltd.	135,795
2,183	Natco Pharma Ltd.	17,121
62,036	National Aluminium Co. Ltd.	46,211
17,565	Nava Bharat Ventures Ltd.	25,741
1,175	Navin Fluorine International Ltd.	11,336
3,720	Navneet Education Ltd.	5,947
28,062	NCC Ltd.	40,040
1,485	NESCO Ltd.	10,607
35,322	NHPC Ltd.	11,862
6,355	NIIT Technologies Ltd.	118,214
534	Nilkamal Ltd.	10,193
14,212	NOCIL Ltd.	27,363
2,785	Oberoi Realty Ltd.	20,319
10,700	Odisha Cement Ltd.(a)	176,558
3,942	OMAXE Ltd.	11,769
1,101	Oracle Financial Sevices Software Ltd.	55,726
9,517	Oriental Bank of Commerce(a)	13,241
346	Page Industries Ltd.	114,965
3,534	Parag Milk Foods Ltd.	12,280
19,480	PC Jeweller Ltd.	33,464
2,402	Persistent Systems Ltd.	21,975
90,350	Petronet LNG Ltd.	313,588
765	Pfizer Ltd.	34,593
7,356	Phillips Carbon Black Ltd.	16,565
4,125	Phoenix Mills Ltd. (The)	35,598
4,169	PI Industries Ltd.	62,600
759	PNB Housing Finance Ltd.	7,732
3,217	Polyplex Corp. Ltd.	23,751
63,986	Power Finance Corp. Ltd.(a)	106,388
735	Power Mech Projects Ltd.	9,446
16,420	Prestige Estates Projects Ltd.	61,790
839	Procter & Gamble Hygiene & Health Care Ltd.	123,322
20,382	PTC India Ltd.	20,340
39,797	Punjab National Bank(a)	48,638
470	PVR Ltd.	11,960
Shares		Value
INDIA (continued)
1,816	Radico Khaitan Ltd.	$9,237
19,040	Rain Industries Ltd.	31,437
7,281	Rajesh Exports Ltd.	70,621
7,747	Ramco Cements Ltd. (The)	86,271
1,209	Ramkrishna Forgings Ltd.	8,800
12,082	Rashtriya Chemicals & Fertilizers Ltd.	9,918
1,420	Ratnamani Metals & Tubes Ltd.	18,147
1,973	Raymond Ltd.	21,886
1,324	RBL Bank Ltd.	12,920
65,007	REC Ltd.	137,727
55,478	Redington India Ltd.	81,194
320,767	Reliance Capital Ltd.	613,473
201,276	Reliance Infrastructure Ltd.	312,584
47,774	Reliance Power Ltd.(a)	4,152
5,621	Repco Home Finance Ltd.	33,770
6,157	Sadbhav Engineering Ltd.	20,992
471	Sanofi India Ltd.	38,009
2,386	Sharda Cropchem Ltd.	12,404
2,147	Shilpa Medicare Ltd.(a)	12,100
489	Shriram City Union Finance Ltd.	11,615
11,440	Shriram Transport Finance Co. Ltd.	182,752
1,578	Siemens Ltd.	26,611
2,280	Siyaram Silk Mills Ltd.	11,680
1,495	SKF India Ltd.	42,466
2,942	Sobha Ltd.	20,325
6,931	Sona Koyo Steering Systems Ltd.	10,046
2,749	Sonata Software Ltd.	13,099
21,465	South Indian Bank Ltd.	4,802
44,552	Srei Infrastructure Finance Ltd.	16,632
3,116	SRF Ltd.	115,001
1,016,961	State Bank of India(a)	4,532,382
3,181,204	Steel Authority of India Ltd.(a)	2,553,313
12,228	Sterlite Technologies Ltd.	33,578
3,128	Strides Shasun Ltd.	21,569
5,386	Sun TV Network Ltd.	44,456
4,575	Sundram Fasteners Ltd.	36,316
5,914	Sunteck Realty Ltd.	39,237
2,717	Supreme Industries Ltd.	44,627
3,270	Surya Roshni Ltd.	11,248
8,752	Suven Life Sciences Ltd.	33,337
516	Swaraj Engines Ltd.	10,329
600	Symphony Ltd.	11,794
42,645	Syndicate Bank(a)	23,071
2,674	Syngene International Ltd.	23,627
13,420	TAKE Solutions Ltd.	28,463
3,870	Tata Chemicals Ltd.	32,125
17,372	Tata Global Beverages Ltd.	52,270
1,013	Tata Metaliks Ltd.	9,065
9,423	Tata Power Co. Ltd.	9,184
25	TCI Express Ltd.	242
4,498	Techno Electric & Engineering Co Ltd.(a)	15,323

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
INDIA (continued)
2,619	Thermax Ltd.	$36,709
3,081	Thomas Cook India Ltd.	10,895
7,485	Ti Financial Holdings Ltd.	55,524
23,253	Time Technoplast Ltd.	30,263
970	Timken India Ltd.	7,679
4,248	Torrent Pharmaceuticals Ltd.	109,475
6,133	Torrent Power Ltd.	22,296
3,514	Transport Corp. of India Ltd.	14,760
1,040	Trent Ltd.	5,320
10,744	Trident Ltd.	10,133
5,808	Triveni Turbine Ltd.	8,777
344	TTK Prestige Ltd.	40,584
15,510	Tube Investments Of India Ltd.	84,846
5,542	TV Today Network Ltd.	24,505
2,513,790	TV18 Broadcast Ltd.(a)	1,131,976
1,062,294	UBS MLS Co. Ltd. - A Shares(a)	2,082,064
5,078	Uflex Ltd.	16,757
20,119	Union Bank of India(a)	24,162
3,158	United Breweries Ltd.	64,425
2,059	United Spirits Ltd.(a)	16,604
24,228	UPL Ltd.	337,701
2,826	Vardhman Textiles Ltd.	45,722
305	Venky’s India Ltd.	8,764
375	Vesuvius India Ltd.	6,078
5,959	V-Guard Industries Ltd.	18,666
830	Vinati Organics Ltd.	21,526
4,598	VIP Industries Ltd.	31,013
3,561	Voltas Ltd.	30,871
2,640	VRL Logistics Ltd.	10,300
629	VST Industries Ltd.	30,973
368	WABCO India Ltd.	33,108
18,219	Welspun Corp. Ltd.	34,845
29,615	Welspun India Ltd.	22,687
8,145	West Coast Paper Mills Ltd.	28,685
6,637	Zensar Technologies Ltd.	22,397
888	Zydus Wellness Ltd.	16,703
		36,288,550
INDONESIA — 0.2%
267,300	Ace Hardware Indonesia Tbk PT	30,969
1,665,700	Adaro Energy Tbk PT	152,808
190,300	Adhi Karya Persero Tbk PT	23,276
81,400	AKR Corporindo Tbk PT	25,448
1,500,100	Alam Sutera Realty Tbk PT(a)	35,358
517,329	Aneka Tambang Persero Tbk PT	31,493
28,100	Asahimas Flat Glass Tbk PT	11,144
45,900	Astra Agro Lestari Tbk PT	35,037
9,876,000	Bakrie Telecom Tbk PT(a)	34,653
1,325,350	Bank Pan Indonesia Tbk PT(a)	120,450
246,200	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	35,108
611,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	29,189
Shares		Value
INDONESIA (continued)
242,600	Bank Tabungan Negara Persero Tbk PT	$43,200
1,314,500	Barito Pacific Tbk PT	371,996
166,200	Bukit Asam Tbk PT	46,237
456,700	Bumi Serpong Damai Tbk PT(a)	46,037
1,062,101	Ciputra Development Tbk PT	84,270
644,973	Citra Marga Nusaphala Persada Tbk PT(a)	58,521
681,000	Delta Dunia Makmur Tbk PT(a)	25,830
858,400	Elnusa Tbk PT	23,226
191,500	Erajaya Swasembada Tbk PT	19,506
36,600	Fajar Surya Wisesa Tbk PT	20,562
591,000	Gajah Tunggal Tbk PT(a)	30,716
1,052,900	Global Mediacom Tbk PT	29,718
2,616,900	Hanson International Tbk PT(a)	18,181
271,700	Indah Kiat Pulp and Paper Corp. Tbk PT	141,243
365,600	Indika Energy Tbk PT	43,810
47,100	Indo Tambangraya Megah Tbk PT	63,606
13,200	Indocement Tunggal Prakarsa Tbk PT	20,412
123,500	Indofood Sukses Makmur Tbk PT	60,301
354,800	Japfa Comfeed Indonesia Tbk PT	38,881
69,709	Jasa Marga Persero Tbk PT	29,871
7,473,140	Kawasan Industri Jababeka Tbk PT(a)	131,175
883,300	Kresna Graha Investama PT Tbk(a)	35,965
1,043,200	Lippo Karawaci Tbk PT	23,970
66,200	Matahari Department Store Tbk PT	18,954
1,490,275	Mayora Indah Tbk PT	272,046
1,694,200	Medco Energi Internasional Tbk PT(a)	104,538
631,500	Media Nusantara Citra Tbk PT	41,690
631,400	Mitra Adiperkasa Tbk PT	44,119
2,498,100	MNC Investama Tbk PT(a)	14,388
1,155,000	Mnc Land Tbk PT(a)	10,714
844,100	Modernland Realty Tbk PT	17,979
25,000	Pabrik Kertas Tjiwi Kimia Tbk PT	17,694
463,800	Pakuwon Jati Tbk PT	23,265
332,600	Pan Brothers Tbk PT	11,776
1,705,900	Panin Financial Tbk PT(a)	48,414
17,834,700	Perusahaan Gas Negara Persero Tbk	2,906,841
195,800	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	14,982
276,100	PP Persero Tbk PT	46,599
995,300	Rimo International Lestari Tbk PT(a)	9,355
463,300	Salim Ivomas Pratama Tbk PT	13,469

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
INDONESIA (continued)
257,900	Sawit Sumbermas Sarana Tbk PT	$19,636
157,200	Selamat Sempurna Tbk PT	16,550
49,400	Siloam International Hospitals Tbk PT(a)	14,158
117,500	Sinar Mas Agro Resources & Technology Tbk PT	34,148
1,203,400	Sri Rejeki Isman Tbk PT	28,377
292,700	Sumber Alfaria Trijaya Tbk PT	21,043
523,400	Summarecon Agung Tbk PT	41,098
137,100	Surya Citra Media Tbk PT	17,900
236,000	Timah Tbk PT	22,721
586,900	Tiphone Mobile Indonesia Tbk PT	28,819
141,600	Tower Bersama Infrastructure Tbk PT	39,296
1,313,000	Trada Maritime Tbk PT(a)	10,791
765,600	Tunas Baru Lampung Tbk PT	45,404
539,500	Tunas Ridean Tbk PT	43,915
3,379,400	UBS Daqin Railway Co. Ltd. - A Shares(a)	4,275,178
156,900	Vale Indonesia Tbk PT(a)	33,631
1,429,700	Waskita Beton Precast Tbk Pt	44,216
439,785	Waskita Karya Persero Tbk PT	65,576
440,200	Wijaya Karya Beton Tbk PT	18,854
392,700	Wijaya Karya Persero Tbk PT	66,812
407,100	XL Axiata Tbk PT(a)	83,473
		10,560,586
IRELAND — 1.1%
576,745	Allegion Plc	57,230,406
91,358	Bank Of Ireland Group Plc	584,009
77,327	C&C Group Plc	293,051
43,303	COSMO Pharmaceuticals NV(a)(c)	4,085,051
4,646	Datalex Plc	4,778
5,572	FBD Holdings Plc	56,455
31,774	Glanbia Plc	584,374
48,382	Grafton Group Plc - Units	557,626
703	Greencore Group Plc	2,109
16,165	IFG Group Plc(a)	39,246
34,289	Inmobiliaria Colonial SA, REIT	54,997
20,975	Irish Continental Group Plc - Units	118,427
7,387	Kingspan Group Plc	388,366
10,380	Paddy Power Betfair Plc	870,410
5,111	Permanent TSB Group Holdings Plc(a)	7,885
26,429	Smurfit Kappa Group Plc	775,016
4,022	Tarsus Group Plc	16,549
7,190	UDG Healthcare Plc	61,726
		65,730,481
ISLE OF MAN — 0.0%
11,585	GVC Holdings Plc	98,860
Shares		Value
ISLE OF MAN (continued)
3,704	Playtech Plc	$21,181
		120,041
ISRAEL — 0.7%
9,060	Africa Israel Properties Ltd.(a)	246,328
91,534	Airport City Ltd.(a)	1,520,027
931	Alrov Properties and Lodging Ltd.	33,349
3,895	Amir Marketing & Investments in Agriculture Ltd.	38,575
3,097	Amot Investments Ltd.	18,259
2,636	Ashtrom Group Ltd.	17,215
2,511	Ashtrom Properties Ltd.	12,568
1	AudioCodes Ltd.	14
9,420	Azorim-Investment Development & Construction Co. Ltd.(a)	11,244
42,780	B Communications Ltd.(a)	79,250
192	Bayside Land Corp.	94,188
25,544	Bezeq The Israeli Telecommunication Corp. Ltd.	17,474
984	Blue Square Real Estate Ltd.	39,229
1,944	Carasso Motors Ltd.	9,270
48,753	Cellcom Israel Ltd.(a)	204,143
3,810	Clal Insurance Enterprise Holdings Ltd.(a)	52,894
67,300	Cyberark Software Ltd.(a)	8,676,989
58	Danel Adir Yeoshua Ltd.	3,389
6,881	Delek Automotive Systems Ltd.	30,957
509	Delek Group Ltd.	96,933
1,075	Delta-Galil Industries Ltd.	32,443
5,250	Direct Insurance Financial Investments Ltd.	59,091
2,916	Dor Alon Energy in Israel 1988 Ltd.	47,983
59,878	El Al Israel Airlines(a)	15,128
111	Electra Ltd.	30,401
4,206	Equital Ltd.(a)	125,458
10,577	FIBI Holdings Ltd.	309,964
3,186	First International Bank of Israel Ltd.	80,072
2,784	Formula Systems 1985 Ltd.	132,968
1,782	Fox Wizel Ltd.	50,189
1,314	Gilat Satellite Networks Ltd.(a)	11,730
495	Globrands Ltd.	45,650
17,448	Harel Insurance Investments & Financial Services Ltd.	130,797
15,369	Hilan Ltd.	424,084
257	IDI Insurance Co. Ltd.	12,007
93,543	Industrial Buildings Corp. Ltd.(a)	162,070
2,862	Inrom Construction Industries Ltd.	10,493
14,400	Israel Corp. Ltd. (The)	3,474,312
1,307,689	Israel Discount Bank Ltd. - Class A	5,104,796

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
ISRAEL (continued)
834	Israel Land Development - Urban Renewal Ltd.(a)	$7,718
34,088,774	Isramco Negev 2 LP	3,445,989
1,488	Isras Investment Co. Ltd.	215,240
674,586	Jerusalem Economy Ltd.(a)	2,245,713
98,782	Kamada Ltd.(a)	576,272
395	Kerur Holdings Ltd.(a)	10,366
2,263	Magic Software Enterprises Ltd.	22,027
232	Malam - Team Ltd.	26,436
1,841	Matrix IT Ltd.	24,553
8,445	Meitav DS Investments Ltd.	26,561
566	Melisron Ltd.	28,591
3,204	Menora Mivtachim Holdings Ltd.	41,243
164,849	Migdal Insurance & Financial Holding Ltd.	170,662
453,871	Mizrahi Tefahot Bank Ltd.	9,824,986
470	Municipal Bank Ltd.	92,637
26,582	Naphtha Israel Petroleum Corp. Ltd.	161,795
143	Neto ME Holdings Ltd.(a)	12,206
1,639	Nova Measuring Instruments Ltd.(a)	45,878
1,876,034	Oil Refineries Ltd.(a)	921,589
251,279	Partner Communications Co. Ltd.(a)	1,136,141
17,899	Paz Oil Co. Ltd.	2,609,408
5,147	Phoenix Holdings Ltd. (The)	29,382
207	Plasson Industries Ltd.	8,784
1,078	Property & Building Corp. Ltd.	95,337
5,220	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	272,782
15	Scope Metals Group Ltd.	402
36,690	Shikun & Binui Ltd.(a)	94,917
196,729	Shufersal Ltd.	1,308,198
16,358	Strauss Group Ltd.	417,279
3,075	Summit Real Estate Holdings Ltd.	28,021
22,461	Taptica international Ltd.	42,651
3,836	Tower Semiconductor Ltd.(a)	70,002
6,295	Union Bank of Israel(a)	30,380
744	YH Dimri Construction & Development Ltd.	13,764
		45,519,841
ITALY — 0.7%
2,141,366	A2A SpA	3,583,881
48,412	ACEA SpA	880,396
36,937	Aeffe SpA(a)	122,287
4,816	Amplifon SpA	92,650
34,430	Anima Holding SpA(a)	137,218
918	Aquafil SpA	9,980
194,909	Arnoldo Mondadori Editore SpA(a)	373,461
25,968	Ascopiave SpA	111,781
2,434	Astaldi SpA(a)	1,904
Shares		Value
ITALY (continued)
67,540	Autogrill SpA	$656,350
1,023	Avio SpA	14,516
102,204	Azimut Holding SpA	2,066,737
9,761	Banca Farmafactoring SpA	57,645
97,349	Banca Generali SpA	2,750,599
4,238	Banca IFIS SpA	73,197
146,522	Banca Mediolanum SpA	1,076,172
41,657	Banca Popolare di Sondrio SCPA	113,404
61,100	Banca Profilo SpA	11,472
15,282	Banca Sistema SpA	28,775
76,238	Banco BPM SpA(a)	181,487
1,604	Banco di Desio e della Brianza SpA	3,662
1,231,589	Banco Espirito Santo SA(a)(b)(c)	0
35,103	BasicNet SpA	214,875
37,142	BE	44,161
1,214	Biesse SpA	27,053
284,365	BPER Banca	1,367,199
13,782	Brembo SpA	181,292
1,238	Brunello Cucinelli SpA	45,009
12,479	Buzzi Unicem SpA	278,228
9,666	Cairo Communication SpA	39,898
31,382	Cementir Holding SpA	227,889
14,741	Cerved Information Solutions SpA	144,067
165,287	CIR-Compagnie Industriali Riunite SpA	203,494
55,650	Credito Emiliano SpA	317,923
496,813	Credito Valtellinese SpA(a)	40,004
2,366	Danieli & C Officine Meccaniche SpA	48,213
2,219	Datalogic SpA	52,663
40,590	Davide Campari-Milano SpA	409,473
5,018	De’ Longhi SpA	128,626
62,065	DeA Capital SpA	108,050
1,255	DiaSorin SpA	122,685
407	El.En. SpA	8,270
24,297	Elica SpA(a)	63,561
37,895	Emak SpA	57,830
11,917	ERG SpA	220,147
135,036	Esprinet SpA	550,573
169,044	Eurotech SpA(a)	722,155
802,334	Falck Renewables SpA	2,870,888
134,357	Fiera Milano SpA(a)	705,766
1,968	Fila SpA	30,570
50,645	Fincantieri SpA	62,017
2,400	Fine Foods & Pharmaceuticals NTM	27,972
35,227	FinecoBank Banca Fineco SpA	464,009
72,956	FNM SpA	41,699
64,783	GEDI Gruppo Editoriale SpA(a)	25,032
21,426	Geox SpA	39,935
8,084	Gruppo Mutuionline SpA	156,397
828,953	Hera SpA	2,950,877

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
ITALY (continued)
41,638	Immobiliare Grande Distribuzione SIIQ SpA, REIT	$315,487
83,834	IMMSI SpA(a)	49,774
997	Industria Macchine Automatiche SpA	78,400
14,478	Infrastrutture Wireless Italiane SPA	120,008
5,054	Interpump Group SpA	190,053
533,422	Iren SpA	1,247,605
417,279	Italgas SpA	2,606,544
42,259	Juventus Football Club SpA(a)	59,855
45,078	Leonardo SpA	521,321
2,583	LU-VE SpA	34,190
153,291	Maire Tecnimont SpA	548,512
1,563	MARR SpA	37,964
4,244	Massimo Zanetti Beverage Group SpA	29,230
63,364	Mediaset SpA(a)	210,946
74,819	Mediobanca Banca di Credito Finanziario SpA	793,033
9,829	Moncler SpA	404,114
715,497	Piaggio & C SpA	1,976,955
52,079	Pirelli & C SpA(a)	380,718
99,125	Poste Italiane SpA	1,059,394
1,015	Prima Industrie SpA	22,981
9,272	Prysmian SpA	179,029
10,849	RAI Way SpA	57,099
19,423	Recordati SpA	784,842
88,169	Reno de Medici SpA	69,829
971	Reply SpA	63,294
15,504	Retelit SpA	26,514
31,219	Rizzoli Corriere Della Sera Mediagroup SpA(a)	45,392
3,291	Sabaf SpA	57,800
75,596	Saipem SpA(a)	383,461
9,131	Salini Impregilo SpA	19,068
1,495	Salvatore Ferragamo SpA	33,918
101,035	Saras SpA	180,510
6,627	Servizi Italia SpA	29,269
4,801	Sesa SpA	149,473
171,499	Societa Cattolica di Assicurazioni SCRL	1,597,864
33,004	Societa Iniziative Autostradali e Servizi SpA	544,186
15,060	Sogefi SpA(a)	23,895
10,989	SOL SpA	147,810
5,968	Technogym SpA	73,235
49,203	Terna Rete Elettrica Nazionale SpA	295,178
54,970	Tinexta Spa	700,245
1,050	Tod’s SpA	51,638
777	Unieuro SpA	12,840
86,128	Unione di Banche Italiane SpA	268,883
610,001	Unipol Gruppo SpA	3,107,443
174,597	UnipolSai Assicurazioni SpA	478,434
Shares		Value
ITALY (continued)
4,301	Zignago Vetro SpA	$54,869
		45,469,176
JAPAN — 7.1%
83,400	77 Bank Ltd. (The)	1,196,786
60,700	A&D Co. Ltd.	497,671
1,100	Abist Co. Ltd.	31,343
1,900	Achilles Corp.	33,697
19,200	Adastria Co. Ltd.	472,092
93,743	ADEKA Corp.	1,408,346
2,200	Advan Co. Ltd.	20,514
700	Advance Create Co. Ltd.	11,553
1,700	Advanex, Inc.	26,967
251,500	Advantest Corp.	7,132,219
300	Adventure, Inc.	12,299
13,900	Aeon Delight Co. Ltd.	468,001
1,200	Aeon Fantasy Co. Ltd.	28,689
3,400	Aeon Mall Co. Ltd.	52,200
20,200	Ahresty Corp.	115,891
2,000	Ai Holdings Corp.	32,682
2,300	Aica Kogyo Co. Ltd.	79,802
4,800	Aichi Bank Ltd. (The)	156,738
11,000	Aichi Corp.	75,161
2,800	Aichi Steel Corp.	85,989
1,000	Aichi Tokei Denki Co. Ltd.	37,156
6,200	Aida Engineering Ltd.	48,917
15,100	Aiful Corp.(a)	35,428
2,000	Ain Holdings, Inc.	159,090
6,600	Aiphone Co. Ltd.	104,212
33,900	Air Water, Inc.	517,098
4,700	Airport Facilities Co. Ltd.	23,276
27,800	Aisan Industry Co. Ltd.	188,440
300	Akatsuki, Inc.	13,665
29,200	Akebono Brake Industry Co. Ltd.(a)	33,946
7,300	Akita Bank Ltd. (The)	144,162
1,000	Albis Co. Ltd.	20,421
7,500	Alconix Corp.	89,309
4,200	Alinco, Inc.	36,722
3,400	Alleanza Holdings Co. Ltd.	26,166
1,700	Alpen Co. Ltd.	26,433
2,800	Alpha Corp.	31,813
2,600	AlphaPolis Co. Ltd.(a)	46,407
6,600	Alps Logistics Co. Ltd.	49,525
24,900	Altech Corp.	434,303
16,500	Amada Holdings Co. Ltd.	184,967
4,800	Amano Corp.	125,437
1,300	Amiyaki Tei Co. Ltd.	40,510
1,000	Amuse, Inc.	23,765
7,400	Anest Iwata Corp.	64,636
1,200	Anicom Holdings, Inc.	37,243
5,900	Anritsu Corp.	102,617
38,500	AOI TYO Holdings, Inc.	264,226
9,900	AOKI Holdings, Inc.	103,466
2,000	Aomori Bank Ltd. (The)	52,316
10,100	Aoyama Trading Co. Ltd.	221,846

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
600	Aoyama Zaisan Networks Co. Ltd.	$8,580
16,400	Aozora Bank Ltd.	400,710
1,400	Apaman Co. Ltd.	9,477
5,000	Arakawa Chemical Industries Ltd.	67,455
8,100	Arata Corp.	289,374
7,100	Arcland Sakamoto Co. Ltd.	92,287
12,600	Arcland Service Holdings Co., Ltd.	224,512
43,338	Arcs Co. Ltd.	878,575
1,200	Arealink Co. Ltd.	12,252
1,100	Ariake Japan Co. Ltd.	64,278
2,100	Artnature, Inc.	11,836
2,090	As One Corp.	167,274
43,500	Asahi Co. Ltd.	528,701
62,500	Asahi Diamond Industrial Co. Ltd.	442,473
4,350	Asahi Holdings, Inc.	84,676
2,000	Asahi Kogyosha Co. Ltd.	54,429
27,600	Asahi Yukizai Corp.	447,086
2,900	Asante, Inc.	56,653
1,600	Asanuma Corp.	35,464
33,200	Asax Co. Ltd.	158,750
1,500	Ashimori Industry Co. Ltd.	21,824
64,600	Asia Pile Holdings Corp.	351,453
8,000	Asics Corp.	98,558
10,000	ASKA Pharmaceutical Co. Ltd.	104,534
900	ASKUL Corp.	24,191
1,400	Asti Corp.	25,176
1,500	Asunaro Aoki Construction Co. Ltd.	11,666
8,000	Ateam, Inc.	119,782
7,600	Atom Corp.	65,772
4,100	Autobacs Seven Co. Ltd.	71,504
11,500	Avant Corp.	169,529
88,600	Avex, Inc.	1,122,782
12,900	Awa Bank Ltd. (The)	324,758
2,400	Axial Retailing, Inc.	71,495
5,800	Azbil Corp.	139,605
15,200	Bando Chemical Industries Ltd.	148,178
8,800	Bank of Iwate Ltd. (The)	253,435
8,200	Bank of Kyoto Ltd. (The)	355,343
1,400	Bank of Nagoya Ltd. (The)	45,400
15,600	Bank of Okinawa Ltd. (The)	485,375
9,000	Bank of Saga Ltd. (The)	142,542
125,300	Bank of the Ryukyus Ltd.	1,356,517
3,700	Baycurrent Consulting, Inc.	134,078
1,200	Belc Co. Ltd.	53,791
3,300	Bell System24 Holdings, Inc.	48,144
7,400	Belluna Co. Ltd.	55,838
4,400	Benefit One, Inc.	92,017
3,500	Benesse Holdings, Inc.	96,768
400	Bengo4.Com, Inc.(a)	15,626
8,900	Bic Camera, Inc.	95,464
Shares		Value
JAPAN (continued)
500	Biofermin Pharmaceutical Co. Ltd.	$10,253
45,100	BML, Inc.	1,274,299
10,300	Bookoff Group Holdings Ltd.	79,201
700	Bp Castrol Kk	9,169
1,600	Br Holdings Corp.	4,591
7,700	Broadband Tower, Inc.	19,862
38,900	Broadleaf Co. Ltd.	200,442
900	BRONCO BILLY Co. Ltd.	18,718
71,900	Bunka Shutter Co. Ltd.	530,435
1,200	C Uyemura & Co. Ltd.	74,142
900	Can Do Co. Ltd.	13,811
3,800	Canon Electronics, Inc.	62,623
39,500	Canon Marketing Japan, Inc.	857,068
103,800	Capcom Co. Ltd.	2,342,111
9,100	Carlit Holdings Co. Ltd.	69,776
26,600	Carta Holdings Inc.	285,820
14,700	Casio Computer Co. Ltd.	185,164
2,200	Cawachi Ltd.	38,953
34,800	Central Glass Co. Ltd.	813,278
500	Central Security Patrols Co. Ltd.	23,718
1,300	Central Sports Co. Ltd.	36,755
162,000	Chiba Kogyo Bank Ltd. (The)	417,639
2,900	Chilled & Frozen Logistics Holdings Co. Ltd.	32,507
3,800	Chino Corp.	44,680
2,300	Chiyoda Co. Ltd.	36,447
600	Chiyoda Integre Co. Ltd.	11,215
2,500	Chori Co. Ltd.	37,323
3,200	Choushimaru Co. Ltd.	35,178
5,900	Chubu Shiryo Co. Ltd.	65,332
2,700	Chuetsu Pulp & Paper Co. Ltd.	34,100
74,600	Chugai Mining Co. Ltd.(a)	12,751
1,500	Chugai Ro Co. Ltd.	25,083
65,500	Chugoku Bank Ltd. (The)	634,266
5,800	Chugoku Marine Paints Ltd.	54,923
19,700	Chukyo Bank Ltd. (The)	388,640
23,500	CI Takiron Corp.	142,079
78,500	Citizen Watch Co. Ltd.	442,601
6,200	CKD Corp.	72,112
900	Ck-San-Etsu Co. Ltd.	23,429
4,800	Cleanup Corp.	26,857
14,600	CMIC Holdings Co. Ltd.	215,240
10,800	CMK Corp.	74,971
1,490	Cocokara Fine, Inc.	59,325
9,200	COLOPL Inc.	56,004
5,400	Colowide Co. Ltd.	108,482
100,000	Computer Engineering & Consulting Ltd.	1,980,171
5,800	COMSYS Holdings Corp.	152,594
3,300	Comture Corp.	113,767
2,400	CONEXIO Corp.	29,801
6,500	COOKPAD, Inc.(a)	15,844
2,800	Cosel Co. Ltd.	30,087
16,200	Cosmo Energy Holdings Co. Ltd.	334,540

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
5,000	Cosmos Initia Co. Ltd.	$25,253
700	Cosmos Pharmaceutical Corp.	111,903
2,970	Cota Co. Ltd.	33,492
1,400	Create Medic Co. Ltd.	12,202
4,100	Create Restaurants Holdings, Inc.	49,206
2,500	Create SD Holdings Co. Ltd.	57,823
17,900	Credit Saison Co. Ltd.	229,023
4,900	Creek & River Co. Ltd.	54,136
400	Cresco Ltd.	12,183
6,700	CTI Engineering Co. Ltd.	92,083
2,700	Cts Co. Ltd.	16,509
15,100	Cube System, Inc.	107,237
95,700	Cybozu, Inc.	909,472
296	DA Office Investment Corp. REIT	1,997,734
7,300	Dai Nippon Toryo Co. Ltd.	68,984
2,900	Daibiru Corp.	25,717
16,300	Daicel Corp.	182,864
2,100	Dai-Dan Co. Ltd.	46,679
5,367	Daido Kogyo Co. Ltd.	41,913
13,800	Daido Metal Co. Ltd.	87,001
6,400	Daido Steel Co. Ltd.	261,124
5,500	Daihatsu Diesel Manufacturing Co. Ltd.	32,052
2,600	Daihen Corp.	72,778
33,600	Daiho Corp.	901,220
2,600	Dai-Ichi Cutter Kogyo KK	42,498
10,800	Daiichi Jitsugyo Co. Ltd.	333,402
5,700	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	43,964
2,200	Dai-ichi Seiko Co. Ltd.	22,573
10,200	Daiichikosho Co. Ltd.	499,749
2,300	Daiken Corp.	43,478
13,200	Daiken Medical Co. Ltd.	67,716
9,800	Daiki Aluminium Industry Co. Ltd.	57,197
5,100	Daikoku Denki Co. Ltd.	69,594
1,100	Daikokutenbussan Co. Ltd.	37,757
8,700	Daikyonishikawa Corp.	87,747
4,100	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	119,426
15,100	Daio Paper Corp.	174,820
1,600	Daiohs Corp.	20,102
1,810	Daiseki Co. Ltd.	49,724
4,100	Daiseki Eco. Solution Co. Ltd.	22,365
850	Daishi Hokuetsu Financial Group, Inc.	25,017
1,200	Daisue Construction Co. Ltd.	10,015
5,300	Daito Bank Ltd. (The)	29,964
25,000	Daito Electron Co. Ltd.	373,738
18,660	Daito Pharmaceutical Co. Ltd.	602,714
31,300	Daiwabo Holdings Co. Ltd.	1,601,802
450,470	DCM Holdings Co. Ltd.	4,465,142
700	Dd Holdings Co. Ltd.	11,773
Shares		Value
JAPAN (continued)
7,100	Denka Co. Ltd.	$214,387
2,400	Denyo Co. Ltd.	30,507
102,628	Descente Ltd.	2,174,028
12,400	Dexerials Corp.	78,453
16,900	DIC Corp.	496,413
1,000	Digital Arts, Inc.	86,346
139,400	Digital Garage, Inc.	4,072,724
53,800	Dip Corp.	822,335
2,000	DKS Co. Ltd.	65,332
16,900	DMG Mori Co. Ltd.	243,701
1,700	Dms, Inc.	29,338
7,600	Doshisha Co. Ltd.	121,575
3,374	Doutor Nichires Holdings Co. Ltd.	64,356
5,700	Dowa Holdings Co. Ltd.	185,862
400	DSB Co. Ltd.	1,608
1,700	DTS Corp.	60,210
85,300	Duskin Co. Ltd.	2,105,134
1,900	DyDo Group Holdings, Inc.	84,955
400	Dynic Corp.	2,640
9,300	Eagle Industry Co. Ltd.	106,573
21,400	Ebara Corp.	658,625
17,800	Ebara Jitsugyo Co. Ltd.	334,911
4,200	Ebase Co. Ltd.	40,754
5,700	eBook Initiative Japan Co. Ltd.(a)	86,507
19,400	Eco’s Co Ltd/Japan	256,950
134,000	EDION Corp.	1,136,331
1,400	EF-ON, Inc.	10,526
2,800	eGuarantee, Inc.	29,951
800	E-Guardian, Inc.	15,265
12,600	Ehime Bank Ltd. (The)	119,868
4,800	Eidai Co. Ltd.	17,744
3,800	Eiken Chemical Co. Ltd.	68,346
1,300	Eizo Corp.	49,963
1,200	Elan Corp.	18,303
39,300	Elecom Co. Ltd.	1,318,671
4,300	Elematec Corp.	79,122
1,100	Em Systems Co. Ltd.	14,849
4,200	Endo Lighting Corp.	30,801
700	Enigmo, Inc.(a)	18,701
2,400	en-japan, Inc.	78,156
1,500	Enomoto Co. Ltd.	12,393
400	Enplas Corp.	11,335
2,700	Enshu Ltd.(a)	28,943
2,400	EPS Holdings Inc.	43,028
4,800	Es-Con Japan Ltd.	34,203
1,800	Escrit, Inc.	10,332
2,600	ESPEC Corp.	51,367
1,400	Excel Co. Ltd.	24,817
9,000	Exedy Corp.	206,237
2,500	Ezaki Glico Co. Ltd.	131,937
190,900	F@N Communications, Inc.	1,171,981
1,600	FALCO HOLDINGS Co. Ltd.	20,510
3,700	Fancl Corp.	109,781
8,400	FCC Co. Ltd.	173,929

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
81,580	Feed One Co. Ltd.	$125,490
12,800	Ferrotec Holdings Corp.	143,183
26,400	FIDEA Holdings Co. Ltd.	31,101
6,600	Financial Products Group Co. Ltd.	56,800
28,300	First Bank of Toyama Ltd. (The)	96,753
2,400	First Juken Co. Ltd.	26,234
800	Fixstars Corp.	10,571
34,300	FJ Next Co. Ltd.	274,950
24,200	Foster Electric Co. Ltd.	377,338
1,300	FP Corp.	79,207
6,400	France Bed Holdings Co. Ltd.	52,718
700	Freund Corp.	5,058
3,200	Fronteo, Inc.	14,508
5,600	F-Tech, Inc.	44,497
1,200	Ftgroup Co. Ltd.	14,641
74,280	Fudo Tetra Corp.	1,021,895
2,400	Fuji Co. Ltd.	40,020
6,500	Fuji Corp. Ltd.	49,114
2,100	Fuji Corp./Miyagi	42,387
1,800	Fuji Die Co. Ltd.	10,307
2,500	Fuji Kyuko Co. Ltd.	94,752
14,300	Fuji Machine Manufacturing Co. Ltd.	216,161
257,900	Fuji Oil Co. Ltd.	645,449
4,100	Fuji Oil Holdings, Inc.	131,698
1,300	Fuji Pharma Co. Ltd.	19,732
2,100	Fuji Seal International, Inc.	73,440
32,600	Fuji Soft, Inc.	1,289,469
2,100	Fujibo Holdings, Inc.	52,241
1,400	Fujicco Co. Ltd.	27,687
1,800	Fujikura Composites Inc.	7,728
7,900	Fujikura Kasei Co. Ltd.	43,244
75,800	Fujikura Ltd.	312,762
22,800	Fujimi, Inc.	530,824
3,800	Fujimori Kogyo Co. Ltd.	111,157
1,000	Fujio Food System Co. Ltd.	26,160
39,000	Fujisash Co. Ltd.	30,236
800	Fujita Kanko, Inc.	19,783
2,900	Fujitec Co. Ltd.	35,618
4,300	Fujitsu Frontech Ltd.	41,043
6,300	Fujitsu General Ltd.	91,996
1,200	Fujiya Co. Ltd.	22,288
7,000	FuKoKu Co. Ltd.	51,933
1,600	Fukuda Corp.	63,230
2,800	Fukui Bank Ltd. (The)	40,882
87,500	Fukui Computer Holdings, Inc.	1,759,578
18,692	Fukuoka Financial Group, Inc.	436,314
4,400	Fukushima Bank Ltd. (The)(a)	12,688
1,800	Fukushima Industries Corp.	62,410
2,800	Fukuyama Transporting Co. Ltd.	107,876
12,600	Full Speed, Inc.(a)	61,289
27,800	FULLCAST Holdings Co. Ltd.	613,086
2,000	Funai Soken Holdings, Inc.	51,887
Shares		Value
JAPAN (continued)
4,700	Furukawa Battery Co. Ltd. (The)	$28,178
4,200	Furukawa Co. Ltd.	52,382
19,400	Furukawa Electric Co. Ltd.	512,062
117,900	Furuno Electric Co. Ltd.	993,470
5,100	Furusato Industries Ltd.	74,764
9,700	Furyu Corp.	87,869
2,100	Fuso Chemical Co. Ltd.	37,584
1,100	Fuso Pharmaceutical Industries Ltd.	24,400
22,800	Futaba Industrial Co. Ltd.	143,821
54,400	Future Corp.	909,359
5,900	Fuyo General Lease Co. Ltd.	294,687
900	G-7 Holdings, Inc.	20,355
9,100	Gakken Holdings Co. Ltd.	426,203
900	Gakkyusha Co. Ltd.	10,367
1,700	Gakujo Co. Ltd.	17,462
3,000	GCA Corp.	22,126
6,700	Gecoss Corp.	60,201
30,500	Genki Sushi Co. Ltd.	1,187,054
800	Genky DrugStores Co. Ltd.	18,785
18,900	Geo Holdings Corp.	257,526
6,600	Geostr Corp.	23,040
800	Giken Ltd.	25,083
900	Gl Sciences, Inc.	13,938
10,900	GLOBERIDE, Inc.	314,744
5,800	Glory Ltd.	146,443
2,200	GMO Cloud KK	82,830
6,200	GMO Internet, Inc.	96,233
2,200	Godo Steel Ltd.	34,337
2,280	Goldcrest Co. Ltd.	30,047
300	Goldwin, Inc.	47,973
3,200	Grandy House Corp.	12,898
372,700	Gree, Inc.	1,454,556
13,200	GS Yuasa Corp.	265,212
6,700	G-Tekt Corp.	95,583
101,700	GungHo Online Entertainment, Inc.	317,293
139,700	Gunma Bank Ltd. (The)	554,002
1,000	Gunosy, Inc.(a)	14,996
27,700	Gunze Ltd.	1,179,773
226,400	Gurunavi, Inc.	1,262,334
1,700	H.I.S. Co. Ltd.	54,299
21,135	H2O Retailing Corp.	269,264
6,545	HABA Laboratories, Inc.	438,897
162,000	Hachijuni Bank Ltd. (The)	652,073
3,200	Hagihara Industries, Inc.	41,829
900	Hagiwara Electric Co. Ltd.	25,001
1,700	Hakudo Co. Ltd.	23,657
2,700	Hakuto Co. Ltd.	29,295
500	Halows Co. Ltd.	9,901
6,500	Hamakyorex Co. Ltd.	240,542
8,600	Hanwa Co. Ltd.	247,881
31,700	Happinet Corp.	376,904
1,300	Harada Industry Co. Ltd.	9,655
4,500	Harima Chemicals Group, Inc.	44,434

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
1,600	Harmonic Drive Systems, Inc.	$63,702
1,400	Haruyama Trading Co. Ltd.	10,542
285,600	Haseko Corp.	3,454,038
205,760	Hazama Ando Corp.	1,383,637
800	Hearts United Group Co. Ltd.	8,995
6,200	Heiwa Corp.	123,542
5,500	Heiwa Real Estate Co. Ltd.	106,097
44,900	Heiwado Co. Ltd.	827,302
5,800	Helios Techno Holding Co. Ltd.	34,288
51,778	Hiday Hidaka Corp.	943,537
4,700	HI-LEX Corp.	87,086
700	Hinokiya Group Co. Ltd.	14,345
12,600	Hioki EE Corp.	454,791
600	Hirata Corp.	41,370
300	Hirose Electric Co. Ltd.	34,770
165,700	Hiroshima Bank Ltd. (The)	893,808
5,400	Hiroshima Gas Co. Ltd.	17,252
14,900	Hitachi Capital Corp.	346,959
22,600	Hitachi Chemical Co. Ltd.	602,784
4,000	Hitachi Transport System Ltd.	110,924
22,000	Hitachi Zosen Corp.	68,188
18,600	Hochiki Corp.	212,190
1,600	Hodogaya Chemical Co. Ltd.	43,967
2,900	Hogy Medical Co. Ltd.	94,942
20,600	Hokkaido Electric Power Co., Inc.	115,537
600	Hokkaido Gas Co. Ltd.	7,695
7,200	Hokkan Holdings Ltd.	119,229
10,000	Hokko Chemical Industry Co. Ltd.	47,122
2,900	Hokkoku Bank Ltd. (The)	89,490
45,900	Hokuetsu Industries Co. Ltd.	498,667
36,000	Hokuetsu Kishu Paper Co. Ltd.	196,380
164,500	Hokuhoku Financial Group, Inc.	1,814,345
3,000	Hokuriku Electric Industry Co. Ltd.	28,873
6,200	Hokuriku Electric Power Co.(a)	46,103
3,400	Hokuriku Electrical Construction Co. Ltd.	27,910
2,300	Hokuto Corp.	39,586
7,200	H-One Co. Ltd.	62,045
47,320	Honeys Holdings Co. Ltd.	436,881
400	Honshu Chemical Industry Co. Ltd.	4,337
5,700	Hoosiers Holdings	33,847
2,900	Horiba Ltd.	175,645
13,500	Hosiden Corp.	129,149
14,600	Hosokawa Micron Corp.	689,259
1,800	House Foods Group, Inc.	72,627
69,200	Hyakugo Bank Ltd. (The)	223,849
18,000	Hyakujushi Bank Ltd. (The)	375,083
27,200	Ibiden Co. Ltd.	488,004
9,000	IBJ Leasing Co. Ltd.	211,699
2,600	IBJ, Inc.	21,094
400	Ichibanya Co. Ltd.	16,392
Shares		Value
JAPAN (continued)
22,400	Ichigo, Inc.	$72,352
1,200	Ichiken Co., Ltd.	21,054
60,300	Ichikoh Industries Ltd.	377,760
7,600	ICHINEN Holdings Co. Ltd.	82,996
9,800	Ichiyoshi Securities Co. Ltd.	71,427
11,000	ID Holdings Corp.	133,388
2,800	Idec Corp.	57,156
13,300	IDOM, Inc.	32,388
900	Ihara Science Corp.	10,281
18,300	Iino Kaiun Kaisha Ltd.	63,895
6,180	IJTT Co. Ltd.	33,238
900	Ikegami Tsushinki Co. Ltd.	9,479
12,000	Imagica Robot Holdings, Inc.	61,779
19,600	Imasen Electric Industrial	184,287
400	Imuraya Group Co. Ltd.	8,808
2,900	Inaba Denki Sangyo Co. Ltd.	118,141
5,900	Inabata & Co. Ltd.	81,093
5,600	Inageya Co. Ltd.	67,095
74,900	Ines Corp.	935,531
6,780	I-Net Corp.	81,120
79,800	Infocom Corp.	1,534,631
786,800	Infomart Corp.(c)	11,447,394
10,000	Information Services International-Dentsu Ltd.	343,515
2,400	Innotech Corp.	21,540
500	Insource Co. Ltd.	10,525
7,800	Intage Holdings, Inc.	65,711
1,500	Inter Action Corp.	25,912
45,600	Internet Initiative Japan, Inc.	925,506
1,600	Inui Global Logistics Co. Ltd.	12,593
2,900	I-O Data Device, Inc.	30,929
1,600	Iriso Electronics Co. Ltd.	83,271
17,900	ISB Corp.	301,774
4,000	Iseki & Co. Ltd.	62,599
14,200	Isetan Mitsukoshi Holdings Ltd.	135,363
28,500	Ishihara Sangyo Kaisha Ltd.(a)	320,314
1,700	Istyle, Inc.	12,128
2,400	Itfor, Inc.	20,155
64,800	Itochu Enex Co. Ltd.	530,583
700	Itochu-Shokuhin Co. Ltd.	29,481
14,500	Itoham Yonekyu Holdings, Inc.	90,692
18,100	Itoki Corp.	89,285
3,900	IwaiCosmo Holdings, Inc.	41,953
20,300	Iwaki & Co. Ltd.	83,748
1,800	Iwasaki Electric Co. Ltd.	22,079
33,900	Iwatani Corp.	1,062,483
60,800	Iyo Bank Ltd. (The)	338,186
2,600	Izumi Co. Ltd.	113,557
10,300	J Trust Co. Ltd.	33,979
46,800	J. Front Retailing Co. Ltd.	571,844
1,500	JAC Recruitment Co. Ltd.	36,787
6,100	Jaccs Co. Ltd.	105,986
1,900	Jalux, Inc.	43,167
1,300	Jamco Corp.	26,183
1,900	Janome Sewing Machine Co. Ltd.	7,943

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
2,900	Japan Airport Terminal Co. Ltd.	$122,637
75,700	Japan Aviation Electronics Industry Ltd.	1,224,789
7,100	Japan Best Rescue System Co. Ltd.	104,489
74,600	Japan Cash Machine Co. Ltd.	794,468
142,600	Japan Display, Inc.(a)	100,676
1,400	Japan Electronic Materials Corp.	8,679
1,497	Japan Excellent, Inc. REIT	2,142,171
1,000	Japan Investment Adviser Co. Ltd.	24,622
4,800	Japan Lifeline Co. Ltd.	76,130
4,500	Japan Material Co. Ltd.	67,189
30,000	Japan Medical Dynamic Marketing, Inc.	333,519
600	Japan Oil Transportation Co. Ltd.	15,459
900	Japan Property Management Center Co., Ltd.	7,319
12,700	Japan Pulp & Paper Co. Ltd.	486,282
2,010	Japan Rental Housing Investments, Inc. REIT	1,551,839
13,700	Japan Securities Finance Co. Ltd.	71,188
13,800	Japan Steel Works Ltd. (The)	266,716
24,200	Japan System Techniques Co. Ltd.	309,230
11,300	Japan Transcity Corp.	45,131
10,100	Japan Wool Textile Co. Ltd. (The)	81,420
20,500	JBCC Holdings, Inc.	279,289
500	JCR Pharmaceuticals Co. Ltd.	28,209
2,500	JCU Corp.	42,599
58,900	Jeol Ltd.	1,193,400
6,900	JGC Corp.	99,418
23,700	Jimoto Holdings, Inc.	21,807
1,100	JINS, Inc.	58,955
3,600	JK Holdings Co. Ltd.	18,861
9,500	JMS Co. Ltd.	57,121
1,900	Joban Kosan Co. Ltd.	28,277
1,700	J-Oil Mills, Inc.	60,871
4,500	Joshin Denki Co. Ltd.	96,773
4,300	JP-Holdings, Inc.	11,134
6,100	JS Group Corp.	79,693
1,400	JSP Corp.	29,365
20,300	JSR Corp.	309,748
72,400	Juki Corp.	835,269
50,300	Juroku Bank Ltd. (The)	1,027,532
2,000	Justsystems Corp.	57,396
114,300	JVC Kenwood Corp.	303,849
12,300	kabu.com Securities Co. Ltd.	61,791
120,700	Kadokawa Dwango Corp.	1,522,393
4,100	Kaga Electronics Co. Ltd.	75,708
3,200	Kagome Co. Ltd.	87,412
108,500	Kakaku.com, Inc.	2,235,373
92,095	Kaken Pharmaceutical Co. Ltd.	3,945,007
Shares		Value
JAPAN (continued)
600	Kakiyasu Honten Co. Ltd.	$11,342
600	Kameda Seika Co. Ltd.	28,178
9,500	Kamei Corp.	95,119
5,600	Kamigumi Co. Ltd.	133,776
2,300	Kanaden Corp.	26,114
1,000	Kanagawa Chuo Kotsu Co. Ltd.	34,415
44,700	Kanamoto Co. Ltd.	1,061,100
9,700	Kandenko Co. Ltd.	81,774
14,300	Kaneka Corp.	552,189
1,300	Kaneko Seeds Co. Ltd.	15,708
27,900	Kanematsu Corp.	309,672
1,000	Kanematsu Electronics Ltd.	29,668
20,951	Kansai Mirai Financial Group, Inc.(a)	146,385
6,500	Kanto Denka Kogyo Co. Ltd.	48,606
1,400	Kappa Create Co. Ltd.	18,303
9,500	Kasai Kogyo Co. Ltd.	78,833
8,800	Kato Sangyo Co. Ltd.	287,276
1,000	Kato Works Co. Ltd.	25,222
2,800	KAWADA Technologies, Inc.	174,828
500	Kawagishi Bridge Works Co. Ltd.	11,295
12,900	Kawai Musical Instruments Manufacturing Co. Ltd.	341,477
9,300	Kawasaki Kisen Kaisha Ltd.(a)	135,194
900	Kawata Manufacturing Co. Ltd.	11,990
21,900	Keihanshin Building Co. Ltd.	200,851
137,200	Keihin Corp.	2,261,181
103,900	Keiyo Bank Ltd. (The)	642,483
28,600	Keiyo Co. Ltd.	124,039
1,600	Kel Corp.	11,825
11,500	Kenedix, Inc.	54,762
1,500	Kenko Mayonnaise Co. Ltd.	30,692
6,600	Kewpie Corp.	152,880
1,825	KEY Coffee, Inc.	34,385
2,000	KFC Holdings Japan Ltd.	35,765
400	KH Neochem Co. Ltd.	11,684
3,100	Kimura Chemical Plants Co. Ltd.	10,352
3,600	Kimura Unity Co. Ltd.	36,312
4,900	King Co. Ltd.	30,280
1,300	Kinki Sharyo Co. Ltd. (The)(a)	23,840
700	Kintetsu Department Store Co. Ltd.(a)	20,557
29,900	Kintetsu World Express, Inc.	452,312
900	Kirindo Holdings Co. Ltd.	13,957
500	Ki-Star Real Estate Co. Ltd.	7,419
3,500	Kitagawa Iron Works Co. Ltd.	73,035
3,300	Kita-Nippon Bank Ltd. (The)	56,546
3,000	Kitano Construction Corp.	81,464
30,900	Kito Corp.	491,024
16,200	Kitz Corp.	123,814
27,200	Kiyo Bank Ltd. (The)	370,883
2,700	KLab, Inc.(a)	20,104
2,900	Koa Corp.	40,051
15,400	Koatsu Gas Kogyo Co. Ltd.	115,123

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
2,000	Kobe Bussan Co. Ltd.	$79,575
300	Kobe Electric Railway Co. Ltd.(a)	10,771
90,200	Kobe Steel Ltd.	690,749
2,200	Koei Tecmo Holdings Co. Ltd.	40,137
19,700	Kohnan Shoji Co. Ltd.	435,779
1,300	Kohsoku Corp.	13,775
300	Koike Sanso Kogyo Co. Ltd.	6,325
208,200	Kojima Co. Ltd.(a)	1,021,974
38,300	Kokuyo Co. Ltd.	485,706
2,200	Komatsu Seiren Co. Ltd.	17,161
1,600	Komatsu Wall Industry Co. Ltd.	26,843
2,100	KOMEDA Holdings Co. Ltd.	38,505
14,700	Komehyo Co. Ltd.	156,098
45,200	Komeri Co. Ltd.	955,366
5,100	Konaka Co. Ltd.	21,054
5,500	Kondotec, Inc.	48,323
185,600	Konica Minolta, Inc.	1,863,728
23,300	Konishi Co.Ltd.	358,920
17,600	Konoike Transport Co. Ltd.	284,550
1,300	Konoshima Chemical Co. Ltd.	10,036
1,400	Kosaido Co. Ltd.(a)	9,634
2,000	Koshidaka Holdings Co. Ltd.	28,046
1,600	Kotobuki Spirits Co. Ltd.	71,872
8,600	Kourakuen Holdings Corp.(a)	247,813
3,300	Krosaki Harima Corp.	174,399
3,100	KRS Corp.	56,699
17,712	K’s Holdings Corp.	157,992
2,000	KU Holdings Co. Ltd.	15,747
22,000	Kumagai Gumi Co. Ltd.	645,518
68,567	Kumiai Chemical Industry Co. Ltd.	503,476
34,562	Kura Corp.	1,495,599
17,500	Kurabo Industries Ltd.	329,188
2,000	Kureha Corp.	119,726
2,100	Kurimoto Ltd.	27,466
5,200	Kurita Water Industries Ltd.	135,362
1,800	Kuriyama Holdings Corp.	15,059
1,300	Kusuri No Aoki Holdings Co. Ltd.	91,803
2,800	KYB Corp.(a)	75,969
2,200	Kyodo Printing Co. Ltd.	49,481
2,000	Kyoei Steel Ltd.	33,232
900	Kyokuto Boeki Kaisha Ltd.	13,074
63,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	896,264
1,400	Kyokuto Securities Co. Ltd.	12,437
1,200	Kyokuyo Co. Ltd.	29,853
31,100	KYORIN Holdings, Inc.	584,438
1,740	Kyoritsu Maintenance Co. Ltd.	89,412
14,800	Kyoritsu Printing Co. Ltd.	27,574
71,700	Kyosan Electric Manufacturing Co. Ltd.	280,900
7,200	Kyowa Electronic Instruments Co. Ltd.	27,135
5,032	Kyowa Exeo Corp.	137,637
Shares		Value
JAPAN (continued)
2,700	Kyowa Leather Cloth Co. Ltd.	$19,054
3,200	Kyudenko Corp.	91,324
179,640	Kyushu Financial Group, Inc.	724,986
700	LAC Co. Ltd.	9,915
3,300	Lasertec Corp.	149,949
56,900	Lawson, Inc.	2,656,667
2,400	LEC, Inc.	31,400
8,700	Legs Co. Ltd.	96,920
83,200	Leopalace21 Corp.(a)	140,937
9,100	Life Corp.	177,027
40,400	Lifull Co. Ltd.	219,133
700	Like Co. Ltd.	7,839
500	Linical Co. Ltd.	5,693
3,800	Link and Motivation, Inc.	29,112
58,900	Lintec Corp.	1,272,053
40,700	LIXIL VIVA Corp.	479,300
400	M&A Capital Partners Co. Ltd.(a)	17,122
225,300	M3, Inc.	4,021,985
2,800	Mabuchi Motor Co. Ltd.	103,846
12,650	Macnica Fuji Electronics Holdings, Inc.	183,137
1,600	Macromill, Inc.	18,350
31,200	Maeda Corp.	310,716
16,700	Maeda Kosen Co. Ltd.	319,361
7,600	Maeda Road Construction Co. Ltd.	150,816
14,400	Makino Milling Machine Co. Ltd.	610,967
26,100	Mamezou Holdings Co. Ltd.	258,900
33,100	Mandom Corp.	856,990
10,700	Mani, Inc.	618,285
2,200	Mars Engineering Corp.	43,163
22,800	Marubun Corp.	132,833
3,600	Marudai Food Co. Ltd.	62,987
400	Marufuji Sheet Piling Co. Ltd.	8,385
4,600	Maruha Nichiro Corp.	146,194
7,500	Maruka Corp.	143,944
4,200	Marusan Securities Co. Ltd.	23,818
1,000	Maruwa Co. Ltd.	54,449
2,000	Maruyama Manufacturing Co., Inc.	25,537
4,800	Maruzen Showa Unyu Co. Ltd.	127,270
51,600	Marvelous, Inc.	397,968
2,900	Matsuda Sangyo Co. Ltd.	36,678
6,900	Matsui Securities Co. Ltd.	61,550
4,500	Matsumotokiyoshi Holdings Co. Ltd.	148,998
2,400	Matsuya Co. Ltd.	21,451
700	Matsuya Foods Co. Ltd.	23,086
39,300	Max Co. Ltd.	602,041
5,300	Maxell Holdings Ltd.	80,653
2,400	Maxvalu Nishinihon Co. Ltd.	37,532
2,900	Maxvalu Tokai Co. Ltd.	56,218
71,400	MCJ Co. Ltd.	514,094
171,590	Mebuki Financial Group, Inc.	437,484

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
2,900	MEC Co. Ltd.	$31,114
500	Media Do Holdings Co. Ltd.	13,378
800	Medical Data Vision Co. Ltd.(a)	7,280
21,700	Medical System Network Co. Ltd.	96,994
95,700	Medipal Holdings Corp.	2,151,942
1,700	Megachips Corp.	22,804
4,900	Megmilk Snow Brand Co. Ltd.	108,592
61,600	Meidensha Corp.	878,037
1,100	Meiji Electric Industries Co. Ltd.	18,243
3,300	Meiko Electronics Co. Ltd.	64,745
2,600	Meiko Network Japan Co. Ltd.	25,886
9,000	Meisei Industrial Co. Ltd.	60,385
36,900	Meitec Corp.	1,717,296
8,300	Meiwa Corp.	33,869
2,000	Meiwa Estate Co. Ltd.	10,057
30,800	Menicon Co. Ltd.	888,925
2,800	Mercuria Investment Co. Ltd.	17,484
48,300	Metawater Co. Ltd.	1,448,800
1,400	Michinoku Bank Ltd. (The)	20,434
13,600	Micronics Japan Co. Ltd.	105,348
5,500	Mie Kotsu Group Holdings, Inc.	29,208
11,200	Mikuni Corp.	47,886
13,174	Milbon Co. Ltd.	674,475
4,700	MIMAKI ENGINEERING Co. Ltd.	25,962
7,300	Mimasu Semiconductor Industry Co. Ltd.	108,872
1,800	Ministop Co. Ltd.	28,373
1,800	Minori Solutions Co. Ltd.	26,091
6,200	Miraca Holdings, Inc.	158,914
7,630	Mirait Holdings Corp.	112,244
5,200	Miroku Jyoho Service Co. Ltd.	140,189
14,700	Misawa Homes Co. Ltd.	102,875
6,400	Mitani Corp.	339,625
3,700	Mitani Sangyo Co. Ltd.	9,801
500	Mitani Sekisan Co. Ltd.	13,629
6,900	Mito Securities Co. Ltd.	13,736
5,300	Mitsuba Corp.	34,323
28,100	Mitsubishi Gas Chemical Co., Inc.	421,861
1,000	Mitsubishi Kakoki Kaisha Ltd.	14,089
37,600	Mitsubishi Logisnext Co. Ltd.	423,270
6,000	Mitsubishi Logistics Corp.	160,582
25,100	Mitsubishi Materials Corp.	652,830
14,200	Mitsubishi Paper Mills Ltd.	72,079
3,100	Mitsubishi Pencil Co. Ltd.	63,826
24,500	Mitsubishi Research Institute, Inc.	680,590
7,600	Mitsubishi Shokuhin Co. Ltd.	196,715
2,600	Mitsubishi Steel Manufacturing Co. Ltd.	37,736
4,000	Mitsuboshi Belting Ltd.	75,992
6,200	Mitsui Engineering & Shipbuilding Co. Ltd.(a)	61,266
Shares		Value
JAPAN (continued)
4,000	Mitsui High-Tec, Inc.	$46,382
91,700	Mitsui Matsushima Co. Ltd.	1,049,481
17,300	Mitsui Mining & Smelting Co. Ltd.	449,958
24,800	Mitsui Osk Lines Ltd.	631,245
900	Mitsui Sugar Co. Ltd.	21,730
32,549	Mitsui-Soko Holdings Co. Ltd.(a)	517,409
4,100	Miura Co. Ltd.	104,961
55,500	Mixi, Inc.	1,199,249
7,800	Miyaji Engineering Group, Inc.	132,216
4,900	Miyazaki Bank Ltd. (The)	118,284
48,200	Mizuno Corp.	1,108,146
69,552	Mochida Pharmaceutical Co. Ltd.	3,230,352
7,600	Modec, Inc.	233,689
15,800	Monex Group, Inc.	48,129
300	Monogatari Corp. (The)	24,032
258,400	Monotaro Co. Ltd.	5,950,321
900	Moresco Corp.	12,122
3,200	Morinaga & Co. Ltd.	133,596
8,600	Morinaga Milk Industry Co. Ltd.	284,748
3,800	Moriroku Holdings Co. Ltd.	89,074
1,400	Morita Holdings Corp.	23,771
2,000	Morito Co. Ltd.	15,095
500	Morozoff Ltd.	22,887
2,200	Mory Industries, Inc.	50,427
8,400	MrMax Holdings Ltd.	34,795
6,200	MTI Ltd.	36,087
5,300	Mugen Estate Co. Ltd.	28,170
11,900	Musashi Seimitsu Industry Co. Ltd.	185,772
9,900	Musashino Bank Ltd. (The)	192,385
300	N Field Co. Ltd.	1,955
6,100	Nabtesco Corp.	187,050
13,600	NAC Co. Ltd.	122,262
3,400	Nachi-Fujikoshi Corp.	168,837
1,300	Nadex Co. Ltd.	9,974
800	Nafco Co. Ltd.	10,448
1,800	Nagaileben Co. Ltd.	40,556
2,200	Nagano Bank Ltd.	33,819
11,000	Nagano Keiki Co. Ltd.	79,653
12,700	Nagase & Co. Ltd.	194,076
1,800	Nagatanien Holdings Co. Ltd.	36,307
195,214	Nagoya Railroad Co. Ltd.	5,291,274
12,500	Nakabayashi Co. Ltd.	57,502
166,129	Nakanishi, Inc.	3,198,895
4,300	Nakano Corp.	18,392
3,800	Nakayama Steel Works Ltd.	17,704
2,000	Nakayamafuku Co. Ltd.	9,091
3,500	Nankai Electric Railway Co. Ltd.	95,504
51,800	Nanto Bank Ltd. (The)	971,177
800	Natori Co. Ltd.	12,055
4,900	NCS&A Co. Ltd.	24,245
2,100	NEC Capital Solutions Ltd.	32,680

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
2,300	NEC Networks & System Integration Corp.	$55,407
14,600	NET One Systems Co. Ltd.	379,073
1,700	Nextage Co. Ltd.	18,292
1,200	Nexyz Group Corp.	26,545
5,800	NH Foods Ltd.	233,748
56,300	NHK Spring Co. Ltd.	507,120
13,100	Nichias Corp.	253,253
600	Nichiban Co. Ltd.	12,510
9,100	Nichicon Corp.	88,809
2,600	Nichiha Corp.	71,520
61,600	Nichii Gakkan Co.	755,355
237,050	Nichi-Iko Pharmaceutical Co. Ltd.	2,841,329
7,400	Nichirei Corp.	171,456
2,760	Nichirin Co. Ltd.	43,972
9,600	Nifco, Inc.	270,999
1,100	Nihon Chouzai Co. Ltd.	40,017
2,200	Nihon Denkei Co. Ltd.	28,423
1,500	Nihon Eslead Corp.	20,990
7,100	Nihon Falcom Corp.	96,041
10,000	Nihon House Holdings Co. Ltd.	40,831
93,200	Nihon Kohden Corp.	2,721,455
7,900	Nihon M&A Center, Inc.	225,433
13,000	Nihon Nohyaku Co. Ltd.	55,288
4,900	Nihon Parkerizing Co. Ltd.	63,964
6,400	Nihon Plast Co. Ltd.	44,941
1,600	Nihon Tokushu Toryo Co. Ltd.	17,299
238,100	Nihon Unisys Ltd.	6,104,003
9,294	Nihon Yamamura Glass Co. Ltd.	122,841
25,000	Nikkiso Co. Ltd.	309,920
6,500	Nikkon Holdings Co. Ltd.	153,387
400	Nippi, Inc.	10,755
12,600	Nippo Corp.	256,173
6,500	Nippon Air Conditioning Services Co. Ltd.	40,947
6,100	Nippon Carbide Industries Co. Inc.	83,316
1,200	Nippon Carbon Co. Ltd.	52,955
21,700	Nippon Chemical Industrial Co. Ltd.	413,731
3,800	Nippon Chemi-Con Corp.	77,620
300	Nippon Chemiphar Co. Ltd.	7,822
52,400	Nippon Coke & Engineering Co. Ltd.	47,102
1,000	Nippon Commercial Development Co. Ltd.	13,350
17,600	Nippon Concrete Industries Co. Ltd.	44,746
11,100	Nippon Denko Co. Ltd.	23,256
3,200	Nippon Densetsu Kogyo Co. Ltd.	69,034
8,200	Nippon Electric Glass Co. Ltd.	225,328
2,800	Nippon Filcon Co. Ltd.	12,919
2,600	Nippon Fine Chemical Co. Ltd.	30,886
37,300	Nippon Flour Mills Co. Ltd.	630,355
Shares		Value
JAPAN (continued)
2,600	Nippon Gas Co. Ltd.	$68,425
20,700	Nippon Kanzai Co. Ltd.	375,183
233,235	Nippon Kayaku Co. Ltd.	2,740,854
1,600	Nippon Kinzoku Co. Ltd.	17,148
4,800	Nippon Koei Co. Ltd.	110,034
185,300	Nippon Light Metal Holdings Co. Ltd.	409,615
32,100	Nippon Paper Industries Co. Ltd.	636,143
21,200	Nippon Parking Development Co. Ltd.	33,299
4,700	Nippon Pillar Packing Co. Ltd.	55,347
4,500	Nippon Piston Ring Co. Ltd.	65,084
4,000	Nippon Rietec Co. Ltd.	51,556
1,700	Nippon Road Co. Ltd. (The)	97,926
1,400	Nippon Seisen Co. Ltd.	36,511
900	Nippon Sharyo Ltd.(a)	19,839
27,300	Nippon Sheet Glass Co. Ltd.	226,032
3,000	Nippon Shokubai Co. Ltd.	208,701
5,600	Nippon Signal Co. Ltd.	52,028
35,200	Nippon Soda Co. Ltd.	972,644
4,148	Nippon Steel Trading Corp.	173,537
24,500	Nippon Suisan Kaisha Ltd.	171,903
3,000	Nippon Systemware Co. Ltd.	59,136
12,000	Nippon Thompson Co. Ltd.	62,364
37,700	Nippon Valqua Industries Ltd.	808,878
23,400	Nippon Yakin Kogyo Co. Ltd.	53,631
34,700	Nippon Yusen KK	592,950
15,100	Nipro Corp.	187,572
6,500	Nishimatsu Construction Co. Ltd.	140,999
6,400	Nishimatsuya Chain Co. Ltd.	51,020
146,400	Nishi-Nippon Financial Holdings, Inc.	1,211,429
98,583	Nishi-Nippon Railroad Co. Ltd.	2,322,031
2,300	Nishio Rent All Co. Ltd.	63,823
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	25,249
1,200	Nissei ASB Machine Co. Ltd.	44,356
13,300	Nissei Plastic Industrial Co. Ltd.	118,664
3,400	Nissha Co. Ltd.	39,590
5,500	Nisshin Fudosan Co. Ltd.	22,439
3,800	Nisshin Oillio Group Ltd. (The)	108,761
39,323	Nisshinbo Holdings, Inc.	351,050
4,200	Nissin Corp.	72,145
14,400	Nissin Electric Co. Ltd.	136,523
10,000	Nissin Kogyo Co. Ltd.	133,302
26,600	Nisso Corp.	305,828
1,100	Nitta Corp.	36,236
3,400	Nitta Gelatin, Inc.	20,822
3,700	Nittan Valve Co. Ltd.	10,667
400	Nittetsu Mining Co. Ltd.	15,402
2,400	Nitto Boseki Co. Ltd.	50,045
800	Nitto Fuji Flour Milling Co. Ltd.	44,562
32,400	Nitto Kogyo Corp.	636,098
1,600	Nitto Kohki Co. Ltd.	32,965

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
7,500	Nitto Seiko Co. Ltd.	$44,347
3,200	Noda Corp.	23,121
1,200	Noevir Holdings Co. Ltd.	63,068
5,300	NOF Corp.	188,927
1,600	Nohmi Bosai Ltd.	28,896
30,500	Nojima Corp.	524,741
21,100	NOK Corp.	338,946
10,300	Nomura Co. Ltd.	288,120
25,600	Nomura Real Estate Holdings, Inc.	544,391
6,200	Noritake Co. Ltd.	302,393
2,000	Noritsu Koki Co. Ltd.	38,591
2,500	Noritz Corp.	38,778
357,900	North Pacific Bank Ltd.	877,865
4,000	Nozawa Corp.	27,493
11,100	NS Solutions Corp.	298,244
700	NS Tool Co. Ltd.	16,020
2,700	NS United Kaiun Kaisha Ltd.	59,303
93,800	NSD Co. Ltd.	2,323,524
154,200	NTN Corp.	508,988
20,300	Nuflare Technology, Inc.	1,261,087
1,000	Obara Group, Inc.	38,246
31,200	OBIC Business Consultants Ltd.	1,253,899
1,800	Odelic Co. Ltd.	63,649
9,400	Oenon Holdings, Inc.	33,725
29,800	Ogaki Kyoritsu Bank Ltd. (The)	673,606
1,500	Ohara, Inc.	18,875
50,822	Ohsho Food Service Corp.	3,309,702
2,845	Oiles Corp.	47,549
1,500	Oisix ra daichi, Inc.(a)	22,375
1,900	Oita Bank Ltd. (The)	57,186
2,500	Okabe Co. Ltd.	22,878
800	Okada Aiyon Corp.	9,441
1,100	Okamoto Industries, Inc.	56,964
900	Okamoto Machine Tool Works Ltd.	24,134
32,100	Okamura Corp.	324,009
13,200	Okasan Securities Group, Inc.	48,351
275,400	Oki Electric Industry Co. Ltd.	3,228,153
2,200	Okinawa Cellular Telephone Co.	69,056
1,621	Okinawa Electric Power Co., Inc. (The)	26,786
6,000	OKUMA Corp.	353,458
1,900	Okumura Corp.	61,467
3,100	Okura Industrial Co. Ltd.	51,378
29,700	Okuwa Co. Ltd.	300,370
4,200	Onoken Co. Ltd.	59,839
222,900	Onward Holdings Co. Ltd.	1,229,710
300	Open Door, Inc.(a)	8,688
2,800	Open House Co. Ltd.	102,867
1,700	Optex Group Co. Ltd.	28,478
1,800	Organo Corp.	53,579
60,800	Orient Corp.	64,140
7,000	Origin Co. Ltd.	129,961
Shares		Value
JAPAN (continued)
2,600	Osaka Organic Chemical Industry Ltd.	$26,482
3,800	Osaka Soda Co. Ltd.	91,857
1,500	OSAKA Titanium Technologies Co. Ltd.	20,836
164,500	Osaki Electric Co. Ltd.	1,093,941
5,500	OSG Corp.	110,722
286,300	OSJB Holdings Corp.	684,046
500	OUG Holdings, Inc.	11,920
8,000	Outsourcing Inc.	105,182
38,200	Oyo Corp.	402,737
11,600	Pacific Industrial Co. Ltd.	190,214
900	Pacific Metals Co. Ltd.	19,774
2,450	Pack Corp. (The)	78,930
1,400	PAL Group Holdings Co. Ltd.	42,936
8,350	PALTAC Corp.	461,159
21,356	Paramount Bed Holdings Co. Ltd.	1,003,555
2,000	Parco Co. Ltd.	19,213
6,200	Park24 Co. Ltd.	130,445
74,900	Pasona Group, Inc.	1,188,020
15,700	PC Depot Corp.	57,780
2,900	Pca Corp.	89,427
32,700	Pegasus Sewing Machine Manufacturing Co. Ltd.	188,441
33,900	Penta-Ocean Construction Co. Ltd.	155,520
1,300	Pepper Food Service Co. Ltd.	26,339
183,900	PeptiDream, Inc.(a)	9,961,854
700	PIA Corp.	29,655
2,000	Pilot Corp.	82,667
3,000	Piolax, Inc.	56,482
2,000	Plenus Co. Ltd.	33,039
38,300	Poletowin Pitcrew Holdings, Inc.	346,806
2,200	Premium Group Co. Ltd.	38,214
48,100	Press Kogyo Co. Ltd.	260,526
8,000	Pressance Corp.	97,996
2,800	Prestige International, Inc.	40,198
4,500	Prima Meat Packers Ltd.	82,602
14,900	Proto Corp.	279,592
6,700	PS Mitsubishi Construction Co. Ltd.	39,479
21,300	Punch Industry Co. Ltd.	123,390
2,400	Qol Co. Ltd.	36,460
5,600	Quick Co. Ltd.	87,097
2,700	Raito Kogyo Co. Ltd.	34,862
2,000	Rasa Industries Ltd.	28,107
35,700	Raysum Co. Ltd.	325,144
67,100	Relia, Inc.	710,101
13,600	Renaissance, Inc.	251,840
2,000	Renesas Easton Co. Ltd.	7,458
41,440	Rengo Co. Ltd.	365,519
3,600	RENOVA, Inc.(a)	31,332
6,900	Resorttrust, Inc.	96,590
1,600	Restar Holdings Corp.	25,953

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
2,000	Retail Partners Co. Ltd.	$20,885
43,000	Rheon Automatic Machinery Co. Ltd.	651,929
1,100	Rhythm Watch Co. Ltd.	12,545
8,400	Ricoh Leasing Co. Ltd.	245,507
22,800	Ride On Express Holdings Co. Ltd.	245,979
1,600	Right On Co. Ltd.	11,203
1,900	Riken Corp.	91,099
2,000	Riken Keiki Co. Ltd.	37,897
45,200	Riken Technos Corp.	211,419
1,400	Riken Vitamin Co. Ltd.	46,093
1,700	Ringer Hut Co. Ltd.	36,011
1,400	Rinnai Corp.	94,450
8,400	Rion Co. Ltd.	151,014
7,400	Riso Kagaku Corp.	122,847
6,900	Riso Kyoiku Co. Ltd.	26,403
1,800	Rock Field Co. Ltd.	25,756
58,700	Rohto Pharmaceutical Co. Ltd.	1,651,740
1,400	Rokko Butter Co. Ltd.	27,132
44,300	Roland DG Corp.	958,494
1,700	Rorze Corp.	40,065
79,000	Round One Corp.	1,064,541
1,400	Royal Holdings Co. Ltd.	34,278
400	RS Technologies Co. Ltd.	11,761
20,400	Ryobi Ltd.	465,401
3,000	Ryoden Corp.	41,187
2,400	Ryosan Co. Ltd.	64,734
1,100	S Foods, Inc.	38,148
29,100	Sac’s Bar Holdings, Inc.	290,472
1,000	Sagami Rubber Industries Co. Ltd.	17,051
1,200	Saibu Gas Co. Ltd.	25,247
11,500	Saizeriya Co. Ltd.	258,726
32,200	Sakai Chemical Industry Co. Ltd.	797,077
3,000	Sakai Heavy Industries Ltd.	85,630
1,800	Sakai Ovex Co. Ltd.	28,044
2,200	Sakata INX Corp.	20,006
1,400	Sakura Internet, Inc.	6,796
16,400	Sala Corp.	90,226
5,100	SAMTY Co. Ltd.	66,171
1,600	San Holdings, Inc./Japan	35,857
1,000	San ju San Financial Group, Inc.	13,503
1,000	San-A Co. Ltd.	39,247
27,500	San-Ai Oil Co. Ltd.	232,131
5,300	Sanden Holdings Corp.(a)	38,192
2,600	Sanei Architecture Planning Co. Ltd.	36,869
8,050	Sangetsu Corp.	150,898
27,300	San-In Godo Bank Ltd. (The)	180,913
5,700	Sanken Electric Co. Ltd.	122,554
9,000	Sanko Gosei Ltd.	28,247
800	Sanko Metal Industrial Co. Ltd.	19,331
137,673	Sankyo Co. Ltd.	5,437,168
Shares		Value
JAPAN (continued)
400	Sankyo Frontier Co. Ltd.	$12,526
3,000	Sankyo Tateyama, Inc.	33,368
5,900	Sankyu, Inc.	282,962
9,600	Sanoh Industrial Co. Ltd.	45,616
4,600	Sanoyas Holdings Corp.	9,985
53,182	Sanrio Co. Ltd.	1,215,762
1,000	Sansei Landic Co. Ltd.	6,793
7,200	Sansha Electric Manufacturing Co. Ltd.	61,012
20,900	Sanwa Holdings Corp.	251,726
10,900	Sanyo Chemical Industries Ltd.	551,689
2,400	Sanyo Denki Co. Ltd.	112,949
1,300	Sanyo Electric Railway Co. Ltd.	25,975
800	Sanyo Industries Ltd.	13,363
9,800	Sanyo Special Steel Co. Ltd.	196,512
2,100	Sanyo Trading Co. Ltd.	42,688
12,800	Sapporo Holdings Ltd.	262,501
1,500	SATO Holdings Corp.	36,520
2,700	Sato Shoji Corp.	22,741
1,400	Satori Electric Co. Ltd.	12,552
7,800	Sawada Holdings Co. Ltd.	68,519
67,222	Sawai Pharmaceutical Co. Ltd.	3,611,837
1,300	SAXA Holdings, Inc.	20,520
2,800	SBS Holdings, Inc.	47,313
27,600	Scala, Inc.	224,554
4,300	SCREEN Holdings Co. Ltd.	206,560
2,800	Scroll Corp.	9,313
44,200	SCSK Corp.	2,100,418
200	SEC Carbon Ltd.	17,815
65,100	Seikagaku Corp.	716,880
23,200	Seikitokyu Kogyo Co. Ltd.(a)	118,490
112,100	Seiko Holdings Corp.	2,543,996
13,800	Seino Holdings Co. Ltd.	187,867
3,800	Seiren Co. Ltd.	56,937
6,600	Sekisui Plastics Co. Ltd.	49,195
171,512	Senko Group Holdings Co. Ltd.	1,379,416
2,000	Senshu Electric Co. Ltd.	46,482
25,020	Senshu Ikeda Holdings, Inc.	62,169
3,400	Seria Co. Ltd.	101,128
55,200	Seven Bank Ltd.	150,168
3,000	SFP Holdings Co. Ltd.	49,392
1,200	Shibaura Electronics Co. Ltd.	43,008
18,300	Shibaura Mechatronics Corp.	629,419
3,400	Shibusawa Warehouse Co. Ltd. (The)	53,519
1,000	Shibuya Corp.	31,086
1,400	Shidax Corp.	3,886
500	SHIFT, Inc.(a)	27,544
41,600	Shiga Bank Ltd. (The)	995,546
2,000	Shikibo Ltd.	18,298
18,800	Shikoku Bank Ltd. (The)	171,870
8,900	Shikoku Chemicals Corp.	96,277
5,700	Shikoku Electric Power Co., Inc.	57,604
1,000	Shima Seiki Manufacturing Ltd.	33,648
13,849	Shimachu Co. Ltd.	334,884

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
JAPAN (continued)
1,100	Shimamura Co. Ltd.	$82,020
17,000	Shimizu Bank Ltd. (The)	269,434
1,900	Shimojima Co. Ltd.	20,391
1,800	Shin Nippon Air Technologies Co. Ltd.	29,015
2,400	Shinagawa Refractories Co. Ltd.	71,695
5,400	Shindengen Electric Manufacturing Co. Ltd.	222,204
7,400	Shin-Etsu Polymer Co. Ltd.	56,345
3,900	Shinkawa Ltd.(a)	17,514
256,300	Shinko Electric Industries Co. Ltd.	2,261,902
8,100	Shinko Plantech Co. Ltd.	84,787
2,800	Shinko Shoji Co. Ltd.	47,175
132,200	Shinmaywa Industries Ltd.	1,632,395
9,400	Shinnihon Corp.	80,809
6,700	Shinoken Group Co. Ltd.	43,399
75,000	Shinsei Bank Ltd.(a)	1,045,824
1,200	Shinsho Corp.	28,718
1,700	Shinwa Co. Ltd.	34,670
32,200	Ship Healthcare Holdings, Inc.	1,324,750
2,400	Shizuki Electric Co., Inc.	13,402
39,300	Shizuoka Bank Ltd.	301,976
31,000	Shizuoka Gas Co. Ltd.	251,681
800	Shoei Co. Ltd.	34,782
800	Shoei Foods Corp.	22,429
2,300	Shofu, Inc.	26,157
2,300	Shoko Co. Ltd.(a)	13,438
1,000	Showa Aircraft Industry Co. Ltd.	12,214
138,900	Showa Corp.	2,040,189
5,700	Showa Sangyo Co. Ltd.	154,091
1,100	Showa Shinku Co. Ltd.	12,644
1,100	Sigma Koki Co. Ltd.	13,278
2,900	Sigmaxyz, Inc.	28,394
3,400	Siix Corp.	54,508
2,400	Sinanen Holdings Co. Ltd.	45,101
10,000	Sinfonia Technology Co. Ltd.	142,330
12,400	Sinko Industries Ltd.	178,464
2,800	Sintokogio Ltd.	26,346
32,000	SK-Electronics Co. Ltd.	510,435
165,200	SKY Perfect JSAT Holdings, Inc.	660,942
15,500	Skylark Co. Ltd.	255,323
5,600	SMS Co. Ltd.	108,684
20,500	Sodick Co. Ltd.	185,194
3,600	Softbank Technology Corp.	80,451
27,900	Softbrain Co. Ltd.	133,132
200	Software Service, Inc.	17,873
2,500	Sogo Medical Holdings Co. Ltd.	46,410
349,100	Sojitz Corp.	1,201,864
2,900	Soken Chemical & Engineering Co. Ltd.	41,085
3,000	Solasto Corp.	30,082
2,600	Sotetsu Holdings, Inc.	72,029
5,800	Sourcenext Corp.	26,781
7,000	Space Value Holdings Co. Ltd.	38,245
Shares		Value
JAPAN (continued)
7,200	Sparx Group Co. Ltd.	$15,581
700	SPK Corp.	15,212
400	S-Pool, Inc.	9,109
3,500	Square Enix Holdings Co. Ltd.	121,110
400	SRA Holdings, Inc.	8,667
3,000	Srg Takamiya Co. Ltd.	18,175
2,400	SRS Holdings Co. Ltd.	21,730
5,800	ST Corp.	100,262
80,200	St. Marc Holdings Co. Ltd.	1,800,789
500	Star Mica Co. Ltd.	5,965
52,400	Star Micronics Co. Ltd.	855,217
129,400	Start Today Co. Ltd.	2,298,592
3,900	Starts Corp., Inc.	86,847
1,500	Starzen Co. Ltd.	54,207
2,200	St-Care Holding Corp.	10,313
1,400	Stella Chemifa Corp.	38,879
200	Strike Co. Ltd.	3,649
48,800	Studio Alice Co. Ltd.	900,077
3,100	Sugi Holdings Co. Ltd.	156,784
2,700	Sugimoto & Co. Ltd.	48,335
10,200	Sumco Corp.	134,557
2,900	Sumida Corp.	43,304
4,100	Suminoe Textile Co. Ltd.	110,556
38,400	Sumitomo Bakelite Co. Ltd.	1,498,856
5,500	Sumitomo Densetsu Co. Ltd.	94,501
30,100	Sumitomo Forestry Co. Ltd.	414,110
276,900	Sumitomo Mitsui Construction Co. Ltd.	1,807,137
64,347	Sumitomo Osaka Cement Co. Ltd.	2,622,136
700	Sumitomo Precision Products Co. Ltd.	19,533
14,000	Sumitomo Riko Co. Ltd.	123,360
51,303	Sumitomo Rubber Industries Ltd.	630,839
2,100	Sumitomo Seika Chemicals Co. Ltd.	81,592
19,000	Sun Frontier Fudousan Co. Ltd.	194,392
5,400	Suncall Corp.	29,509
800	Sundrug Co. Ltd.	21,448
3,000	SUNNY SIDE UP, Inc.	56,220
3,600	Sun-Wa Technos Corp.	28,679
56,700	Sushiro Global Holdings Ltd.	3,711,948
81,900	Suzuken Co. Ltd.	4,722,386
4,700	Suzuki Co. Ltd.	29,106
7,200	SWCC Showa Holdings Co. Ltd.	50,097
1,700	System Research Co. Ltd.	40,326
173,200	Systena Corp.	2,085,090
1,100	Syuppin Co. Ltd.	7,338
3,800	T&K Toka Co. Ltd.	33,534
3,200	T. Hasegawa Co. Ltd.	51,706
2,400	T. RAD Co. Ltd.	51,447
1,740	Tachibana Eletech Co. Ltd.	27,164
1,800	Tachikawa Corp.	20,473
7,400	Tachi-S Co. Ltd.	114,146
5,000	Tadano Ltd.	52,901

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
1,800	Taihei Dengyo Kaisha Ltd.	$39,699
5,700	Taiho Kogyo Co. Ltd.	45,082
37,300	Taikisha Ltd.	1,127,263
1,500	Taiko Pharmaceutical Co. Ltd.	24,533
300	Taisei Lamick Co., Ltd.	7,595
1,300	Taiyo Holdings Co. Ltd.	45,792
21,200	Taiyo Yuden Co. Ltd.	516,297
3,500	Takamatsu Machinery Co. Ltd.	30,618
1,700	Takaoka Toko Co. Ltd.	19,699
1,900	Takara Bio, Inc.	41,819
7,600	Takara Holdings, Inc.	88,762
22,900	Takara Leben Co. Ltd.	71,216
3,500	Takara Standard Co. Ltd.	53,278
11,600	Takasago International Corp.	352,854
83,500	Takasago Thermal Engineering Co. Ltd.	1,324,318
1,300	Takashima & Co. Ltd.	19,945
16,300	Takashimaya Co. Ltd.	183,280
1,700	Take And Give Needs Co. Ltd.	22,415
2,900	Takebishi Corp.	35,871
4,700	Takeei Corp.	33,180
2,800	Takeuchi Manufacturing Co. Ltd.	53,098
700	Takihyo Co. Ltd.	11,470
1,700	Takisawa Machine Tool Co. Ltd.	23,866
34,800	Takuma Co. Ltd.	419,603
89,300	Tama Home Co. Ltd.	881,170
115,300	Tamron Co. Ltd.	2,257,627
9,400	Tamura Corp.	58,396
1,500	Tanabe Engineering Corp.	10,554
72,050	Tanseisha Co. Ltd.	804,577
600	Taoka Chemical Co. Ltd.	26,687
11,300	Tatsuta Electric Wire and Cable Co. Ltd.	49,629
6,600	Tayca Corp.	149,011
10,700	TBK Co. Ltd.	39,100
32,000	TDC Soft, Inc.	247,857
51,800	Techmatrix Corp.	923,012
1,000	Techno Medica Co. Ltd.	18,926
2,300	TechnoPro Holdings, Inc.	138,388
41,200	Teijin Ltd.	708,728
12,900	Teikoku Electric Manufacturing Co. Ltd.	131,543
1,100	Tekken Corp.	28,761
2,100	T-Gaia Corp.	34,140
20,400	THK Co. Ltd.	539,454
3,800	Tigers Polymer Corp.	20,687
95,766	TIS, Inc.	4,369,404
700	TKC Corp.	27,409
3,200	Toa Corp.	35,211
1,700	Toa Corp.	24,421
3,500	Toa Oil Co. Ltd.	56,512
5,000	Toa Road Corp.	128,105
25,950	Toagosei Co. Ltd.	283,287
5,610	Tobishima Corp.	71,813
Shares		Value
JAPAN (continued)
32,800	TOC Co. Ltd.	$205,035
6,100	Tocalo Co. Ltd.	50,202
24,165	Tochigi Bank Ltd. (The)	48,995
15,800	Toda Corp.	97,718
20,100	Toei Animation Co. Ltd.	999,156
400	Toei Co. Ltd.	51,944
2,400	Toenec Corp.	66,644
163,500	Toho Bank Ltd. (The)	424,236
60,300	Toho Co. Ltd.	2,532,257
2,200	Toho Co. Ltd.	43,457
67,164	Toho Gas Co. Ltd.	2,769,156
112,600	Toho Holdings Co. Ltd.	2,638,329
2,100	Toho Titanium Co. Ltd.	17,671
4,100	Toho Zinc Co. Ltd.	107,322
4,300	Tohoku Bank Ltd. (The)	41,872
19,500	Tokai Carbon Co. Ltd.	225,646
2,700	Tokai Corp.	62,390
8,900	TOKAI Holdings Corp.	74,343
1,200	Tokai Lease Co. Ltd.	17,503
41,300	Tokai Rika Co. Ltd.	717,144
20,000	Tokai Tokyo Financial Holdings, Inc.	66,465
1,200	Token Corp.	73,261
1,084	Tokushu Tokai Paper Co. Ltd.	40,056
7,400	Tokuyama Corp.	183,853
9,100	Tokyo Dome Corp.	90,379
4,800	Tokyo Electron Device Ltd.	83,698
4,000	Tokyo Energy & Systems, Inc.	34,522
2,800	Tokyo Keiki, Inc.	27,918
3,900	Tokyo Ohka Kogyo Co. Ltd.	124,890
3,700	Tokyo Rope Manufacturing Co. Ltd.	36,433
42,000	Tokyo Sangyo Co. Ltd.	193,975
8,000	Tokyo Seimitsu Co. Ltd.	232,377
6,400	Tokyo Steel Manufacturing Co. Ltd.	54,808
56,700	Tokyo Tatemono Co. Ltd.	640,006
15,100	Tokyo Tekko Co. Ltd.	167,139
1,700	Tokyo Ty Financial Group, Inc.	24,565
1,000	Tokyotokeiba Co. Ltd.	29,175
66,700	Tokyu Construction Co. Ltd.	478,998
124,800	Tokyu Fudosan Holdings Corp.	704,102
183	Tokyu REIT, Inc. REIT	287,574
21,300	Toli Corp.	49,873
1,400	Tomato Bank Ltd.	13,432
1,100	Tomen Devices Corp.	23,583
2,900	Tomoe Corp.	9,361
3,800	Tomoe Engineering Co. Ltd.	83,677
5,700	Tomoku Co. Ltd.	90,708
166,800	TOMONY Holdings, Inc.	607,065
188,700	Tomy Co. Ltd.	2,023,370
2,300	Tonami Holdings Co. Ltd.	126,387
8,100	Topcon Corp.	98,430
96,900	Toppan Forms Co. Ltd.	886,195
9,400	Topre Corp.	176,327
4,400	Topy Industries Ltd.	101,826

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
1,500	Torex Semiconductor Ltd.	$17,585
1,400	TORIDOLL Holdings Corp.	31,356
1,400	Torii Pharmaceutical Co. Ltd.	27,829
500	Torikizoku Co. Ltd.	8,533
3,900	Torishima Pump Manufacturing Co. Ltd.	35,414
36,800	Tosei Corp.	306,041
2,400	Toshiba Machine Co. Ltd.	54,884
2,800	Toshiba Plant Systems & Services Corp.	50,280
43,500	Toshiba TEC Corp.	1,202,103
1,300	Tosho Co. Ltd.	33,405
700	Totech Corp.	13,764
1,100	Totetsu Kogyo Co. Ltd.	32,299
23,500	Towa Bank Ltd. (The)	150,738
4,800	Towa Corp.	39,942
138,000	Towa Pharmaceutical Co. Ltd.	3,398,007
138,200	Toyo Construction Co. Ltd.	509,119
600	Toyo Denki Seizo KK	8,215
3,800	Toyo Engineering Corp.(a)	20,266
4,800	Toyo Ink SC Holdings Co. Ltd.	115,014
1,400	TOYO KANETSU K.K.	26,698
4,000	Toyo Machinery & Metal Co. Ltd.	22,488
16,000	Toyo Securities Co. Ltd.	18,677
1,400	Toyo Suisan Kaisha Ltd.	53,458
10,900	Toyo Tanso Co. Ltd.	216,327
16,600	Toyo Tire Corp.	194,194
2,000	Toyo Wharf & Warehouse Co. Ltd.	26,829
27,200	Toyobo Co. Ltd.	354,914
19,700	Toyoda Gosei Co. Ltd.	410,099
11,100	Toyota Boshoku Corp.	164,015
7,700	TPR Co. Ltd.	151,786
800	Trancom Co. Ltd.	46,533
54,600	Transcosmos, Inc.	1,196,845
500	Tri Chemical Laboratories, Inc.	26,360
1,900	Trusco Nakayama Corp.	48,022
14,400	Trust Tech, Inc.	490,846
29,800	TS Tech Co. Ltd.	894,970
3,200	Tsubaki Nakashima Co. Ltd.	59,794
34,500	Tsubakimoto Chain Co.	1,285,976
1,900	Tsubakimoto Kogyo Co. Ltd.	62,297
2,200	Tsudakoma Corp.	37,634
7,000	Tsugami Corp.	63,453
32,800	Tsukada Global Holdings, Inc.	179,210
11,033	Tsukuba Bank Ltd.	19,481
7,700	Tsukui Corp.	48,102
40,800	Tsumura & Co.	1,254,645
1,200	Tsurumi Manufacturing Co. Ltd.	21,507
1,600	Tv Tokyo Holdings Corp.	33,724
10,484	UACJ Corp.	212,069
30,580	Ube Industries Ltd.	654,281
2,500	Uchida Yoko Co. Ltd.	79,801
600	Ueki Corp.	12,593
16,100	ULS Group, Inc.	271,453
Shares		Value
JAPAN (continued)
8,700	Ulvac, Inc.	$293,072
600	Umenohana Co. Ltd.	14,286
300	Uniden Holdings Corp.	6,625
2,200	UNIMAT Retirement Community Co. Ltd.	36,191
600	Union Tool Co.	16,565
13,100	Unipres Corp.	202,453
65,900	United Arrows Ltd.	2,081,578
124,600	United Super Markets Holdings, Inc.	1,126,427
22,900	United, Inc./Japan	294,531
4,800	Unitika Ltd.(a)	19,042
3,200	Universal Entertainment Corp.	100,836
1,100	Unizo Holdings Co. Ltd.	19,501
4,000	Urbanet Corp. Co. Ltd.	12,420
2,100	UT Group Co. Ltd.(a)	60,569
8,800	Utoc Corp.	42,989
900	V Technology Co. Ltd.	120,981
34,300	Valor Holdings Co. Ltd.	836,725
24,000	ValueCommerce Co. Ltd.	608,237
2,200	Vector, Inc.(a)	26,193
9,600	Vision, Inc./Tokyo Japan(a)	441,805
95,200	Vital KSK Holdings, Inc.	908,371
34,400	VT Holdings Co. Ltd.	138,821
2,000	Wacoal Holdings Corp.	49,396
8,500	Wacom Co. Ltd.	34,372
19,200	Wakachiku Construction Co. Ltd.	246,882
34,300	Wakita & Co. Ltd.	360,294
3,600	Warabeya Nichiyo Holdings Co. Ltd.	57,905
8,400	Waseda Academy Co. Ltd.	54,891
300	Watahan & Co. Ltd.	6,430
25,500	WATAMI Co. Ltd.	356,957
7,100	Watts Co. Ltd.	44,774
2,800	Wavelock Holdings Co. Ltd.	20,378
900	Wdb Holdings Co. Ltd.	26,739
600	Weathernews, Inc.	18,223
1,400	Weds Co. Ltd.	7,598
36,900	West Holdings Corp.	490,615
1,000	Will Group, Inc.	10,229
1,100	WIN-Partners Co. Ltd.	12,027
800	Workman Co. Ltd.	38,843
22,400	World Holdings Co. Ltd.	380,855
1,000	Wowow, Inc.	25,913
3,000	W-Scope Corp.	47,346
4,200	Xebio Holdings Co. Ltd.	44,217
4,000	Yachiyo Industry Co. Ltd.	27,172
6,000	Yahagi Construction Co. Ltd.	42,091
1,000	Yakuodo Co. Ltd.	24,490
13,300	YAMABIKO Corp.	131,552
900	Yamada Consulting Group Co. Ltd.	19,579
4,000	Yamagata Bank Ltd. (The)	64,464
46,100	Yamaguchi Financial Group, Inc.	341,081

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
JAPAN (continued)
2,400	Yamaichi Electronics Co. Ltd.	$27,317
3,100	YA-MAN Ltd.	29,827
24,900	Yamanashi Chuo Bank Ltd. (The)	292,103
6,100	Yamatane Corp.	88,826
2,600	Yamato Corp.	12,181
12,500	Yamaya Corp.	240,758
1,500	Yamazaki Baking Co. Ltd.	22,346
900	Yamazawa Co. Ltd.	13,082
10,300	Yamazen Corp.	108,372
1,200	Yaoko Co. Ltd.	57,107
9,900	Yashima Denki Co. Ltd.	78,435
1,400	Yasunaga Corp.	22,139
41,800	Yellow Hat Ltd.	528,952
8,800	Yokogawa Bridge Holdings Corp.	143,192
6,200	Yokohama Reito Co. Ltd.	49,108
26,900	Yokohama Rubber Co. Ltd. (The)	506,870
2,700	Yokowo Co. Ltd.	43,212
400	Yomiuri Land Co. Ltd.	15,786
600	Yondoshi Holdings, Inc.	13,219
6,800	Yorozu Corp.	99,037
11,400	Yossix Co. Ltd.	297,722
3,600	Yotai Refractories Co. Ltd.	16,927
4,500	Yuasa Trading Co. Ltd.	128,372
1,700	Yuken Kogyo Co. Ltd.	26,614
1,100	Yume No Machi Souzou Iinkai Co. Ltd.	16,503
4,700	Yumeshin Holdings Co. Ltd.	34,044
56,600	Yurtec Corp.	399,420
900	Yushiro Chemical Industry Co. Ltd.	10,770
500	Zenitaka Corp.	23,987
22,000	Zenrin Co. Ltd.	480,487
5,700	Zensho Holdings Co. Ltd.	128,481
33,500	Zeon Corp.	329,053
48,300	ZERIA Pharmaceutical Co. Ltd.	855,896
3,700	ZIGExN Co., Ltd.(a)	19,316
4,000	Zojirushi Corp.	41,273
		437,171,766
JERSEY CHANNEL ISLANDS — 0.2%
274,987	Novocure Ltd.(a)	12,118,677
JORDAN — 0.0%
9,167	Hikma Pharmaceuticals Plc	211,538
KOREA — 0.0%
56,756	Chennai Super Kings Cricket Ltd.(a)(b)(c)	344
LIECHTENSTEIN — 0.0%
947	Liechtensteinische Landesbank AG	64,593
269	VP Bank AG	39,201
		103,794
Shares		Value
LUXEMBOURG — 0.0%
4,299	APERAM SA	$132,628
2,401	Corestate Capital Holding SA	96,456
505	Eurofins Scientific SE	231,255
2,321	IVS Group SA	28,000
22,500	L’Occitane International SA	40,433
3,073	RTL Group SA	175,167
319	RTL Group SA	17,975
54,363	SES SA	925,679
2,536	Stabilus SA	141,516
836	Sword Group	30,443
		1,819,552
MACAU — 0.0%
218,000	Macau Legend Development Ltd.	35,301
MALAYSIA — 0.1%
75,100	Aeon Co. (M) Berhad	26,175
9,450	Aeon Credit Service M Berhad	37,267
300,306	Affin Holdings Berhad	162,780
189,600	AirAsia Group Berhad	125,251
78,500	Alliance Bank Malaysia Berhad	77,135
82,900	Ammb Holdings Berhad	89,623
20,100	Amway Malaysia Holdings Berhad	28,937
27,700	Ann Joo Resources Berhad	11,798
28,900	APM Automotive Holdings Berhad	21,140
33,000	Astro Malaysia Holdings Berhad	11,580
32,700	Batu Kawan Berhad	132,888
23,600	Berjaya Sports Toto Berhad	15,018
45,700	Bermaz Auto Berhad	26,528
64,200	BIMB Holdings Berhad	72,055
480,407	Boustead Holdings Berhad	148,764
83,160	Boustead Plantation Berhad	16,087
3,100	British American Tobacco Malaysia Berhad	26,155
234,600	Bumi Armada Berhad(a)	13,339
19,850	Bursa Malaysia Berhad	32,408
25,500	Cahya Mata Sarawak Berhad	20,603
9,100	Carlsberg Brewery-Malaysia Berhad	55,609
65,900	Dayang Enterprise Holdings Berhad(a)	22,486
83,300	DRB-Hicom Berhad	43,968
2,300	Dutch Lady Milk Industries Berhad	35,654
184,797	Eastern & Oriental Berhad(a)	39,073
127,900	Eco World Development Group Berhad(a)	28,636
173,400	Felda Global Ventures Holdings Berhad(a)	52,352
5,200	Fraser & Neave Holdings Berhad	43,905
84,500	Gamuda Berhad	71,528
4,200	Genting Plantations Berhad	10,659

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
MALAYSIA (continued)
54,366	Globetronics Technology Berhad	$24,994
27,600	Goldis Berhad	18,141
4,980	HAP Seng Consolidated Berhad	11,907
93,500	Hap Seng Plantations Holdings Berhad	37,459
18,600	Hartalega Holdings Berhad	22,638
14,200	Heineken Malaysia Berhad	84,170
22,300	Hengyuan Refining Co Berhad(a)	31,976
126,300	Hiap Teck Venture Berhad	8,412
24,700	Hong Leong Industries Berhad	63,130
131,780	IJM Corp. Berhad	74,608
36,700	IJM Plantations Berhad	14,560
139,031	Inari Amertron Berhad	58,248
131,300	Ioi Properties Group Berhad	43,527
71,600	Jaks Resources Berhad(a)	13,258
37,100	Kerjaya Prospek Group Berhad	11,765
34,300	Kossan Rubber Industries	30,204
125,600	KPJ Healthcare Berhad	29,791
142,174	KSL Holdings Berhad(a)	29,280
155,800	Landmarks Berhad(a)	18,076
53,360	LBS Bina Group Berhad	7,934
42,600	Lingkaran Trans Kota Holdings Berhad	44,221
50,300	Lion Industries Corp. Berhad(a)	7,186
16,920	LPI Capital Berhad	63,373
32,273	Lynas Corp. Ltd.(a)	45,066
15,900	Magni-Tech Industries Berhad	17,905
25,900	Magnum Berhad	15,232
157,873	Mah Sing Group Berhad	36,669
48,523	Malaysia Airports Holdings Berhad	89,615
196,167	Malaysia Building Society Berhad	47,234
7,400	Malaysian Pacific Industries Berhad	17,539
71,500	Matrix Concepts Holdings Berhad	33,233
36,900	Mega First Corp. Berhad	35,273
149,600	MMC Corp. Berhad	37,997
63,200	Muhibbah Engineering M Berhad	43,636
72,300	My EG Services Berhad	26,278
33,800	Padini Holdings Berhad	31,400
2,600	Panasonic Manufacturing Malaysia Berhad	23,769
45,300	Paramount Corp. Berhad	23,198
11,000	Petron Malaysia Refining & Marketing Berhad	18,132
32,300	Press Metal Aluminium Holdings Berhad	37,141
19,780	QL Resources Berhad	32,613
64,857	Sarawak Oil Palms Berhad	41,066
16,600	Scientex Berhad	34,322
26,900	Serba Dinamik Holdings Berhad	27,221
Shares		Value
MALAYSIA (continued)
49,800	Shangri-La Hotels (Malaysia) Berhad	$65,649
111,600	Sime Darby Berhad	62,684
30,400	SKP Resources Berhad	10,144
69,602	SP Setia Berhad	38,202
75,773	Sunway Berhad	30,627
67,866	Sunway Construction Group Berhad	32,844
51,000	Supermax Corp. Berhad	18,648
35,000	Syarikat Takaful Malaysia Berhad	51,369
22,700	Ta Ann Holdings Berhad	12,910
269,700	TA Enterprise Berhad	42,409
195,360	TA Global Berhad	12,753
126,800	TAN Chong Motor Holdings Berhad	49,970
94,700	Tebrau Teguh Berhad(a)	23,396
36,900	Telekom Malaysia Berhad	25,996
18,360	Time dotCom Berhad	39,742
39,740	Top Glove Corp. Berhad	46,835
43,600	TSH Resources Berhad	10,879
14,700	Uchi Technologies Berhad	10,149
19,600	UEM Edgenta Berhad	13,707
18,900	UMW Holdings Berhad	24,936
23,700	United Malacca Berhad	30,726
20,800	United Plantations Berhad	134,447
193,500	UOA Development Berhad	105,730
78,875	VS Industry Berhad	21,792
55,000	Wah Seong Corp. Berhad(a)	9,843
42,100	Westports Holdings Berhad	38,775
38,200	Yinson Holdings Berhad	44,733
43,272	YNH Property Berhad	17,390
312,726	YTL Corp. Berhad	85,350
		4,075,433
MALTA — 0.0%
14,841	Kindred Group Plc - SDR	129,603
MEXICO — 0.1%
10,989	ALEATICA SAB de CV	12,173
317,467	Alfa SAB de CV - Series A	319,849
50,138	Alpek SAB de CV(a)	61,490
6,467	Alsea SAB de CV	14,443
40,010	Banco del Bajio SA	86,002
14,700	Becle Sab De Cv	22,688
14,637	Bolsa Mexicana de Valores SAB de CV	30,127
657,286	Cemex SAB de CV - CPO - Units(a)	304,412
82,556	Consorcio ARA SAB de CV	21,991
15,500	Corp Inmobiliaria Vesta SAB de CV	24,324
25,361	Corp. Actinver SAB de CV	17,458
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(a)(c)	43,796
24,022	Corp. Moctezuma SAB de CV	76,472

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
MEXICO (continued)
1,260	Corporativo Fragua SAB de CV	$17,050
35,363	Credito Real SAB de CV SOFOM ER	40,851
35,100	Fibra Uno Administracion SA de CV REIT	52,027
39,113	Genomma Lab Internacional SAB de CV - Class B(a)	31,319
25,002	Gentera SAB de CV	22,855
5,782	Gruma SAB de CV - Series B	57,796
30,292	Grupo Aeromexico SAB de CV(a)	30,807
11,618	Grupo Aeroportuario del Centro Norte SAB de CV	71,549
13,171	Grupo Aeroportuario del Pacifico SAB de CV - Series B	133,463
5,517	Grupo Aeroportuario del Sureste SAB de CV - Series B	90,599
37,329	Grupo Bimbo SAB de CV - Series A	82,898
11,248	Grupo Carso SAB de CV - Series A1	43,668
51,513	Grupo Cementos de Chihuahua SAB de CV	295,039
17,206	Grupo Comercial Chedraui SA de CV	33,853
3,962	Grupo Elektra SAB de CV	211,081
45,428	Grupo Famsa SAB de CV - Class A(a)	15,576
22,346	Grupo Herdez SAB de CV	48,104
17,079	Grupo KUO SAB de CV - Series B	43,685
9,061	Grupo Rotoplas SAB de CV	8,861
19,200	Grupo Sanborns SAB de CV	19,040
8,920	Grupo Simec SAB de CV - Series B(a)	27,365
37,388	Hoteles City Express SAB de CV(a)	38,477
256,075	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(a)	474,052
5,874	Industrias Bachoco SAB de CV - Series B	24,029
131,489	Industrias CH SAB de CV - Series B(a)	615,700
1,685	Industrias Penoles SAB de CV	19,376
9,300	Infraestructura Energetica Nova SAB de CV	40,643
45,760	Kimberly-Clark de Mexico SAB de CV - Class A	79,027
36,269	La Comer SAB de CV(a)	41,515
19,599	Macquarie Mexico Real Estate Management SA de CV REIT	23,251
90	Medica Sur SAB de CV - Series B	121
18,125	Megacable Holdings SAB de CV - CPO Shares	79,641
49,699	Mexichem SAB de CV	115,428
Shares		Value
MEXICO (continued)
118,273	Nemak SAB de CV	$65,008
11,623	Organizacion Cultiba SAB de CV(a)	10,300
84,289	Organizacion Soriana SAB de CV - Series B(a)	102,084
8,733	Promotora y Operadora de Infraestructura SAB de CV	88,635
1,100	Promotora y Operadora de Infraestructura SAB de CV - Series L	7,224
8,043	Qualitas Controladora SAB de CV - Class I	21,404
49,541	Regional SAB de CV	268,118
21,201	Telesites Sab De Cv(a)	14,482
11,663	Unifin Financiera SAB de CV SOFOM ENR	26,085
13,935	Vitro SAB de CV - Series A	39,325
		4,606,636
MONACO — 0.0%
1,900	Endeavour Mining Corp.(a)	26,975
MONGOLIA — 0.0%
714,500	Mongolian Mining Corp.(a)	13,413
MOROCCO AND ANTILLES — 0.0%
77,800	Sime Darby Property Berhad	20,891
NETHERLANDS — 0.4%
6,204	Aalberts Industries NV	244,096
21,990	Accell Group NV	626,998
16,676	ALTICE EUROPE NV(a)	52,921
8,231	Amagerbanken A/S(a)(b)	0
483	AMG Advanced Metallurgical Group NV	14,685
1,283	Amsterdam Commodities NV	29,248
6,548	Arcadis NV	123,729
20,160	ASM International NV	1,374,502
132,875	ASR Nederland NV	5,912,170
1,337	Basic-Fit NV(a)	47,458
4,924	BE Semiconductor Industries NV	141,839
8,190	BinckBank NV	58,117
7,881	Boskalis Westminster	216,295
48	Brack Capital Properties NV(a)	5,100
1,066	Brunel International NV	17,298
7,289	Corbion NV	233,175
3,628	Euronext NV	252,081
4,336	Forfarmers Nv	37,074
6,077	Fugro NV - CVA(a)	55,387
4,320	GrandVision NV	97,216
139,315	Heijmans NV - CVA(a)	1,581,785
1,636	Hunter Douglas NV	115,580
19,161	IMCD Group NV	1,549,253
7,159	Intertrust Nv	136,082
8,679	KAS Bank NV - CVA	121,417
3,096	Kendrion NV	75,981
29,799	Koninklijke BAM Groep NV	145,522
275,956	Koninklijke KPN NV	848,114

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
NETHERLANDS (continued)
52,482	Koninklijke Volkerwessels NV	$1,122,233
7,276	Koninklijke Vopak NV	324,897
392	Lucas Bols NV	6,824
2,009	Nederland Apparatenfabriek	112,111
14,502	Nostrum Oil & Gas Plc(a)	17,725
4,498	NSI NV REIT	178,255
4,733	OCI NV(a)	137,465
31,805	Ordina NV	68,095
12,593	PostNL NV	32,666
15,156	QIAGEN NV(a)	586,856
19,877	Randstad NV	1,136,794
20,292	SBM Offshore NV	376,548
455	Shop Apotheke Europe NV(a)	17,635
19,023	Signify NV	570,871
5,632	Sligro Food Group NV	205,832
3,279	TKH Group NV	176,421
333,720	TomTom NV(a)	2,884,666
1,091	Van Lanschot Kempen NV	28,410
19,878	VastNed Retail NV REIT	698,374
40,973	VEON Ltd. - ADR	95,877
3,449	Wessanen	44,778
		22,936,456
NEW ZEALAND — 0.4%
238,599	Air New Zealand Ltd.	427,278
6,753	CBL Corp. Ltd.(a)(b)(c)	2,681
92,477	Chorus Ltd.	370,119
14,998	Contact Energy Ltd.	67,333
16,549	Ebos Group Ltd.(b)	236,757
6,739	Freightways Ltd.	38,305
5,539	Genesis Energy Ltd.	11,305
32,374	Goodman Property Trust, REIT	37,400
32,955	Heartland Group Holdings Ltd.	34,162
17,769	Infratil Ltd.	51,501
23,524	Kathmandu Holdings Ltd.	36,939
34,320	Kiwi Property Group Ltd.	35,327
14,969	Mainfreight Ltd.	350,060
39,916	Metlifecare Ltd.	131,896
282,951	New Zealand Refining Co. Ltd. (The)	393,310
56,805	NZME Ltd.	20,828
39,693	NZX Ltd.	26,766
202,222	Oceania Healthcare Ltd.	144,652
73,491	PGG Wrightson Ltd.	25,998
210,049	Port of Tauranga Ltd.	828,095
1,119	Restaurant Brands New Zealand Ltd.	6,361
15,128	Sanford Ltd.	68,941
7,012	Scales Corp. Ltd.	23,314
58,037	Skellerup Holdings Ltd.	84,879
97,688	SKY Network Television Ltd.	79,715
133,563	SKYCITY Entertainment Group Ltd.	363,974
95,128	Stride Property Group	129,005
40,911	Summerset Group Holdings Ltd.	153,356
Shares		Value
NEW ZEALAND (continued)
54,473	Synlait Milk Ltd.(a)	$384,814
8,994	Tourism Holdings, Ltd.	24,278
82,337	Trade Me Group Ltd.(a)	353,788
17,912	TrustPower Ltd.	83,103
46,109	Vista Group International Ltd.	155,300
326,409	Xero Ltd.(a)	12,554,527
954,367	Z Energy Ltd.	4,035,194
		21,771,261
NORWAY — 0.4%
81,009	ABG Sundal Collier Holding ASA	40,422
3,022	AF Gruppen ASA	53,822
16,316	Akastor ASA(a)	25,230
92,360	Aker ASA - Class A	6,328,171
22,495	Aker Solutions ASA(a)	115,489
11,928	American Shipping Co. ASA	47,237
6,397	Atea ASA	91,447
409,601	Austevoll Seafood ASA	4,771,799
9,647	Avance Gas Holding Ltd.(a)	27,513
16,972	Axactor SE(a)	41,421
432,993	B2Holding ASA	670,052
9,727	Bonheur ASA	156,122
17,139	Borregaard ASA	173,994
21,532	BW Offshore Ltd.(a)	120,050
1,731,423	DNO ASA	3,930,888
25,915	DOF ASA(a)	14,237
2,877	Entra ASA	41,758
12,338	Europris ASA	38,556
11,761	Frontline Ltd.(a)	97,680
35,922	Grieg Seafood ASA	415,018
7,112	Hexagon Composites ASA(a)	33,515
8,291	Hoegh LNG Holdings, Ltd.	37,739
8,021	Itera ASA	7,926
91,141	Kongsberg Gruppen ASA	1,321,247
27,615	Kvaerner ASA(a)	38,442
5,087	Magnora ASA	4,723
91,792	NEL ASA(a)	77,137
11,195	Nordic Semiconductor ASA(a)	53,350
997	Norway Royal Salmon ASA	21,566
11,877	Norwegian Air Shuttle ASA(a)	49,770
18,184	Norwegian Finans Holding ASA(a)	149,833
39,311	Norwegian Property ASA	48,427
10,970	Ocean Yield ASA	83,373
20,567	Odfjell Drilling Ltd.(a)	71,319
8,670	Odfjell SE - Class A(a)	28,391
15,813	Olav Thon Eiendomsselskap ASA	291,315
8,549	Otello Corp. ASA(a)	14,746
80,700	Petroleum Geo-Services ASA(a)	179,138
6,553	Prosafe SE(a)	12,353
3,748	Protector Forsikring ASA(a)	25,444
79,692	Salmar ASA	3,624,772
8,988	Sbanken ASA	88,468
5,320	Scatec Solar ASA	50,535

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019
(Unaudited)

Shares		Value
NORWAY (continued)
6,581	Selvaag Bolig ASA	$37,362
5,643	SpareBank 1 BV	24,016
9,278	Sparebank 1 Oestlandet	92,545
229,101	SpareBank 1 SR-Bank ASA	2,648,919
201	Sparebanken More	7,249
16,417	Spectrum ASA	106,167
40,136	Storebrand ASA	339,202
7,790	TGS Nopec Geophysical Co. ASA	203,699
7,914,393	Thin Film Electronics ASA(a)	217,163
6,808	Tomra Systems ASA	205,388
9,900	Veidekke ASA	110,779
1,468	Wilh Wilhelmsen Holding ASA	26,531
		27,533,455
PERU — 0.1%
293,300	Cia de Minas Buenaventura SAA - ADR	4,754,393
27,386	Hochschild Mining Plc	66,609
		4,821,002
PHILIPPINES — 0.0%
35,900	Aboitiz Equity Ventures, Inc.	38,326
22,500	Aboitiz Power Corp.	16,290
390,200	Alliance Global Group, Inc.	112,034
150,400	Bloomberry Resorts Corp.	36,785
27,890	Cebu Air, Inc.	43,884
133,952	China Banking Corp.	68,219
225,500	Cosco Capital, Inc.	32,330
131,300	DMCI Holdings, Inc.	28,126
148,350	East West Banking Corp.(a)	33,132
165,200	Emperador, Inc.	23,561
44,200	Filinvest Development Corp.	12,723
2,062,375	Filinvest Land, Inc.	60,936
43,720	First Philippine Holdings Corp.	66,097
730	Globe Telecom, Inc.	24,951
870	GT Capital Holdings, Inc.	14,454
63,226	Integrated Micro-Electronics, Inc.	12,621
18,820	International Container Terminal Services, Inc.	45,658
657,700	Lopez Holdings Corp.	60,814
86,600	LT Group, Inc.	26,665
11,600	Manila Water Co., Inc.	5,023
33,500	Megawide Construction Corp.	14,338
1,018,696	Megaworld Corp.	109,521
352,300	Metro Pacific Investments Corp.	30,903
26,580	Metropolitan Bank & Trust Co.	37,891
444,000	Petron Corp.	52,804
152,000	Philex Mining Corp.	9,044
49,100	Phoenix Petroleum Philippines, Inc.	11,362
19,870	Pilipinas Shell Petroleum Corp.	17,251
38,600	Puregold Price Club, Inc.	31,070
104,253	Rizal Commercial Banking Corp.	52,007
Shares		Value
PHILIPPINES (continued)
210,207	Robinsons Land Corp.	$98,760
15,190	Robinsons Retail Holdings, Inc.	22,735
13,571	Security Bank Corp.	46,884
83,440	Semirara Mining & Power Corp.	38,189
6	Top Frontier Investment Holdings, Inc.(a)	31
161,290	Union Bank of Philippines, Inc.	188,601
583,900	Vista Land & Lifescapes, Inc.	81,952
		1,605,972
POLAND — 0.2%
2,959	Alior Bank SA(a)	45,574
817	Amica SA	27,757
348	Apator SA	2,358
6,063	Asseco Poland SA	84,200
552	Bank Handlowy w Warszawie SA	8,986
29,732	Bank Millennium SA(a)	75,121
965	Budimex SA	37,245
1,070	CCC SA	58,194
885	CD Projekt SA(a)	49,803
2,430	Ciech SA	30,469
14,875	Cyfrowy Polsat SA(a)	103,268
1,360	Dino Polska SA(a)	45,157
28,255	Enea SA(a)	56,571
770,847	Energa SA(a)	1,513,660
4,391	Eurocash SA	24,987
7,502	Famur SA	9,542
119	Grupa Azoty Zaklady Chemiczne Police SA	457
1,643	Grupa Kety SA	148,992
9,826	Grupa Lotos SA	214,089
15,883	Impexmetal SA(a)	17,291
1,298	Inter Cars SA	74,023
2,436	Jastrzebska Spolka Weglowa SA(a)	37,085
198,084	KGHM Polska Miedz SA(a)	5,348,354
21,659	Lc Corp. SA	14,386
32	LPP SA	71,751
1,552	Lubelski Wegiel Bogdanka SA(a)	16,469
23,981	Netia SA(a)	31,253
17,977	Orange Polska SA(a)	23,247
466	Pfleiderer Group SA	3,040
943,371	PGE Polska Grupa Energetyczna SA(a)	2,348,555
1,888	PKP Cargo SA(a)	22,050
4,554	Polnord SA(a)	8,177
1,383,131	Polskie Gornictwo Naftowe I Gazownictwo SA	2,103,286
17,342	Stalexport Autostrady SA	15,817
2,678,235	Tauron Polska Energia SA(a)	1,214,740
1,885	Warsaw Stock Exchange	20,569
		13,906,523
PORTUGAL — 0.2%
303,691	Altri SGPS SA	2,381,036

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
PORTUGAL (continued)
754,423	Banco Comercial Portugues SA(a)	$211,762
459,732	CTT-Correios de Portugal SA	1,303,686
8,896	EDP - Energias de Portugal SA	33,757
10,031	Jeronimo Martins SGPS SA	163,491
22,362	Mota-Engil SGPS SA(a)	59,613
716,597	Navigator Co. SA (The)	3,168,648
530,950	NOS SGPS SA	3,568,448
20,026	REN - Redes Energeticas Nacionais SGPS SA	57,322
7,246	Semapa - Sociedade de Investimento e Gestao	118,889
13,839	Sonae Capital SGPS SA	14,172
1,231,974	Sonae SGPS SA	1,374,486
		12,455,310
PUERTO RICO — 0.1%
139,500	Evertec, Inc.	4,367,745
13,000	OFG Bancorp	262,339
		4,630,084
QATAR — 0.1%
265,517	Barwa Real Estate Co.	2,529,721
290,067	Doha Bank QPSC	1,729,463
		4,259,184
ROMANIA — 0.0%
2,603	Nepi Rockcastle Plc	21,731
RUSSIA — 0.5%
135,546	Centamin Plc	156,951
8,467	Etalon Group PLC	15,695
11,921	Evraz Plc	97,890
3,038,052	Gazprom PJSC	7,720,385
1,373,778	Gazprom PJSC - ADR	6,867,976
4,316	Globaltrans Investment PLC	41,715
7,805	Lenta Ltd.(a)	27,997
53,129	Magnit Pjsc	3,062,259
14,884	Magnitogorsk Iron & Steel Works PJSC	132,609
2,324	Mail.Ru Group Ltd.(a)	53,607
2,223	Novolipetsk Steel Pjsc	58,714
583,363	Petropavlovsk Plc(a)	63,903
1,292	Ros Agro PLC	14,810
116,079,399	Rosseti Pjsc	1,920,103
137,339,507	RusHydro PJSC	1,148,232
5,614	Tmk Pjsc	20,559
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)	0
646,955	Ubs Fujian Star-Net Communicat (Connect) Pnote(a)	2,334,298
6,610	Uni Land SpA(a)(b)	0
2,973,081,703	VTB Bank PJSC	1,634,646
156,700	Yandex NV - Class A(a)	5,865,281
		31,237,630
Shares		Value
SAUDI ARABIA — 0.0%
963,836	Dar Al Arkan Real Estate Development Co.	$2,836,180
SINGAPORE — 0.3%
752,300	Accordia Golf Trust - Units	334,881
544,500	Asian Pay Television Trust - Units	69,723
35,000	Banyan Tree Holdings, Ltd.	14,675
21,700	Best World International Ltd.(b)	25,847
25,000	BOC Aviation Ltd.	214,887
7,400	Bonvests Holdings Ltd.	7,068
25,598	Boustead Projects Ltd.	17,685
48,229	Boustead Singapore Ltd.	28,551
267,500	Breadtalk Group Ltd.	166,235
31,600	Bukit Sembawang Estates Ltd.	132,401
9,090	BW LPG Ltd.(a)	41,847
461,700	China Aviation Oil Singapore Corp. Ltd.	466,207
1,030,000	China Sunsine Chemical Holdings Ltd.	880,435
90,000	Chip Eng Seng Corp. Ltd.	52,613
225,900	CITIC Envirotech Ltd.	66,413
57,800	ComfortDelGro Corp. Ltd.	114,484
82,600	COSCO Shipping International Singapore Co. Ltd.(a)	21,614
1,673,500	CSE Global Ltd.	646,242
88,000	CW Group Holdings Ltd.(b)(c)	971
41,300	Delfi Ltd.	41,058
584,900	Ezion Holdings Ltd.(a)(b)(c)	18,492
130,121	Far East Orchard Ltd.	121,587
63,400	First Resources Ltd.	85,292
164,000	Fragrance Group Ltd.	16,143
15,000	Frasers Property Ltd.	20,527
451,600	Frencken Group Ltd.	219,604
123,200	Geo Energy Resources Ltd.	15,865
224,800	GL Ltd.	131,423
802,500	Golden Agri-Resources Ltd.	170,630
58,000	GP Industries Ltd.	24,725
54,866	Guocoland Ltd.	78,692
89,200	Halcyon Agri Corp. Ltd.	34,102
32,000	Hiap Hoe Ltd.	20,135
462,000	Hi-P International Ltd.	497,087
108,948	Ho Bee Land Ltd.	204,353
285,340	Hong Fok Corp. Ltd.	185,981
232,800	Hong Leong Asia Ltd.(a)	95,901
14,700	Hong Leong Finance Ltd.	30,059
9,000	Hour Glass Ltd. (The)	5,193
76,000	Hyflux Ltd.(a)(c)	1,900
41,000	IGG, Inc.	51,982
129,600	Indofood Agri Resources Ltd.	26,703
302,500	Japfa Ltd.	142,588
1,285	Kenon Holdings Ltd./Singapore	25,227
90,757	Keppel Infrastructure Trust - Units	31,697
52,400	Koufu Group Ltd.	30,457
135,400	Lian Beng Group Ltd.	52,264
42,000	Low Keng Huat Singapore Ltd.	16,995

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
SINGAPORE (continued)
75,000	Lum Chang Holdings Ltd.	$19,594
690,300	Mapletree Commercial Trust, REIT	979,960
400,600	Midas Holdings Ltd.(a)(b)(c)	10,603
281,600	Olam International Ltd.	409,779
68,690	OM Holdings Ltd.	49,453
28,200	OUE Ltd.	36,507
210,208	Oxley Holdings Ltd.	50,119
69,500	Penguin International Ltd.	22,965
84,970	QAF Ltd.	52,502
38,775	Raffles Medical Group Ltd.	30,796
394,700	RHT Health Trust - Units	5,221
18,700	Riverstone Holdings Ltd./Singapore	14,147
239,250	Roxy-Pacific Holdings Ltd.	70,402
19,800	SATS Ltd.	76,152
13,800	SBS Transit Ltd.	40,906
159,600	Sembcorp Industries Ltd.	312,121
41,500	Sembcorp Marine Ltd.(a)	52,170
196,795	Sheng Siong Group Ltd.	149,067
14,500	SIA Engineering Co. Ltd.	26,673
456,600	Silverlake Axis Ltd.	174,572
527,100	Sinarmas Land Ltd.	100,793
503,200	Singapore Airlines Ltd.	3,585,467
78,800	Singapore Post Ltd.	60,239
174,000	Singapore Reinsurance Corp. Ltd.	37,730
440,400	Stamford Land Corp. Ltd.	158,530
24,100	StarHub Ltd.	27,483
36,600	Sunningdale Tech Ltd.	36,097
302,387	Tuan Sing Holdings Ltd.	86,703
53,187	UMS Holdings Ltd.	28,604
220,554	United Engineers Ltd.	410,395
322,492	United Industrial Corp. Ltd.	751,114
164,136	UOB-Kay Hian Holdings Ltd.	153,395
31,611	UOL Group Ltd.	176,429
68,500	Venture Corp. Ltd.	859,070
30,300	Wing Tai Holdings Ltd.	45,726
26,250	Xinghua Port Holdings Ltd.	3,993
871	XP Power Ltd.	30,501
620,500	Yanlord Land Group Ltd.	666,522
		15,501,941
SOUTH AFRICA — 0.5%
3,451	Adcock Ingram Holdings Ltd.	15,921
39,276	Advtech Ltd.	37,264
16,012	Aeci Ltd.	107,022
9,268	African Oxygen Ltd.	14,211
13,666	African Rainbow Minerals Ltd.	162,788
10,747	Afrimat Ltd.	22,929
97,498	Alexander Forbes Group Holdings Ltd.	37,207
12,771	Allied Electronics Corp. Ltd. - A Shares	18,403
38,527	Alviva Holdings Ltd.	44,307
190,980	Anglo American Platinum Ltd.	9,661,190
Shares		Value
SOUTH AFRICA (continued)
53,538	AngloGold Ashanti Ltd.	$636,988
83,136	ArcelorMittal South Africa Ltd.(a)	17,721
2,348	Aspen Pharmacare Holdings Ltd.	16,919
1,860	Assore Ltd.	48,276
3,359	Astral Foods Ltd.	42,615
18,910	AVI Ltd.	121,535
36,123	Barloworld Ltd.	322,668
14,066	Bidvest Group Ltd. (The)	213,945
446	Cashbuild Ltd.	8,193
2,973	City Lodge Hotels Ltd.	25,001
11,801	Clicks Group Ltd.	161,510
23,729	Clover Industries Ltd.	37,938
7,676	Coronation Fund Managers Ltd.	27,507
21,103	DataTec Ltd.(a)	48,331
3,467	Distell Group Holdings Ltd.	33,205
4,981	EOH Holdings Ltd.(a)	7,119
7,578	Equites Property Fund Ltd. REIT	10,817
15,471	Exxaro Resources Ltd.	177,038
3,858	Famous Brands Ltd.(a)	22,680
6,653	Foschini Group Ltd. (The)	86,203
168,854	Gold Fields Ltd.	636,363
166,338	Grindrod Ltd.(a)	89,169
34,961	Harmony Gold Mining Co. Ltd.(a)	59,899
6,699	Hudaco Industries Ltd.	62,531
1,986	Hulamin Ltd.	604
6,285	Hyprop Investments Ltd. REIT	30,735
1,144,043	Impala Platinum Holdings Ltd.(a)	4,600,994
12,929	Imperial Logistics Ltd.	56,558
42,100	Investec Plc	267,188
1,926	JSE Ltd.	18,687
52,054	KAP Industrial Holdings Ltd.	26,817
5,751	Lewis Group Ltd.	12,610
10,423	Liberty Holdings Ltd.	75,456
76,436	Life Healthcare Group Holdings Ltd.	139,418
5,279	Massmart Holdings Ltd.	34,818
24,666	Mediclinic International Plc	110,519
355,109	Merafe Resources Ltd.	33,933
22,537	Metair Investments Ltd.	37,119
111,479	MMI Holdings, Ltd.(a)	139,395
16,444	Mpact Ltd.	27,278
9,464	Mr Price Group Ltd.	143,428
171,949	Murray & Roberts Holdings Ltd.	183,275
60,253	Nampak Ltd.(a)	44,196
60,971	Netcare Ltd.	102,630
13,803	Northam Platinum Ltd.(a)	57,541
6,814	Oceana Group Ltd.	33,291
4,059	Omnia Holdings Ltd.	16,485
24,031	Peregrine Holdings Ltd.	32,547
16,287	Pick’n Pay Stores Ltd.	79,075
5,508	Pioneer Foods Group Ltd.	33,172

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
SOUTH AFRICA (continued)
146,824	PPC Ltd.(a)	$51,167
5,246	PSG Group Ltd.	97,293
12,027	Raubex Group Ltd.	18,294
88,504	Redefine Properties Ltd. REIT	60,953
3,765	Resilient REIT Ltd., REIT	14,895
8,400	Reunert Ltd.	45,549
7,777	Royal Bafokeng Platinum Ltd.(a)	18,420
1,465	Santam Ltd.	34,369
762,495	Sappi Ltd.	3,640,966
3,684,870	Sibanye Gold Ltd.(a)	3,469,228
8,610	Spar Group Ltd. (The)	116,902
9,522	Sun International Ltd.(a)	36,480
81,592	Super Group Ltd.(a)	210,188
35,534	Telkom SA SOC Ltd.	211,490
5,002	Tiger Brands Ltd.	87,006
3,369	Tongaat Hulett Ltd.	5,038
24,737	Transaction Capital Ltd.	33,069
14,987	Trencor Ltd.	26,544
17,772	Truworths International Ltd.	94,231
50,361	Tsogo Sun Holdings Ltd.	75,805
2,815	Wilson Bayly Holmes-Ovcon Ltd.	22,206
40,512	Woolworths Holdings Ltd.	135,260
		27,878,535
SOUTH KOREA — 1.3%
1,493	Able C&C Co. Ltd.(a)	16,829
3,445	Aekyung Petrochemical Co. Ltd.	26,978
781	AfreecaTV Co. Ltd.(a)	42,760
1,836	Aj Networks Co. Ltd.(a)	9,624
3,147	AJ Rent A Car Co. Ltd.(a)	30,221
706	AK Holdings, Inc.	31,232
4,880	ALUKO Co. Ltd.(a)	11,274
1,630	Amotech Co. Ltd.(a)	33,125
6,930	Anam Electronics Co. Ltd.(a)	16,322
230	Asia Cement Co. Ltd.(a)	19,987
230	ASIA Holdings Co. Ltd.(a)	25,318
962	Asia Paper Manufacturing Co. Ltd.(a)	35,135
16,835	Asiana Airlines, Inc.(a)	95,413
2,350	Autech Corp.(a)	23,147
2,934	Baiksan Co. Ltd.(a)	22,825
3,264	BGF retail Co. Ltd.	23,031
140	BGF retail Co. Ltd.	26,220
1,524	BH Co. Ltd.(a)	25,757
295	Binggrae Co. Ltd.(a)	18,626
32,432	BNK Financial Group, Inc.	194,626
1,549	Bookook Securities Co. Ltd.(a)	28,390
6,025	Boryung Pharmaceutical Co. Ltd.(a)	67,442
1,158	Bukwang Pharmaceutical Co. Ltd.	18,222
4,103	Capro Corp.(a)	16,161
501	Cell Biotech Co. Ltd.	12,966
Shares		Value
SOUTH KOREA (continued)
3,758	Cheil Worldwide, Inc.	$81,988
396	Chong Kun Dang Pharmaceutical Corp.(a)	34,593
409	Chongkundang Holdings Corp.(a)	26,723
1,068	CJ CGV Co. Ltd.	39,322
843	CJ CheilJedang Corp.(a)	227,422
1,303	CJ Corp.	133,268
93	CJ Corp. - Preference Shares(a)(b)(c)	2,919
804	Cj Freshway Corp.	20,936
3,726	CJ Hello Co. Ltd.	27,605
333	CJ Logistics Corp.(a)	44,964
504	CJ O Shopping Co. Ltd.(a)	94,575
622	CKD Bio Corp.(a)	13,108
400	Com2uSCorp.	34,201
251	Cosmax, Inc.(a)	29,820
1,022	Cosmoam&T Co. Ltd.(a)	12,353
426	Coson Co. Ltd.(a)	3,426
637	Crown Confectionery Co. Ltd.(a)	5,477
1,379	Crown Haitai Holdings Co. Ltd.(a)	14,086
1,323	Cymechs, Inc./Korea	12,801
4,684	D.I Corp.(a)	18,731
4,227	Dae Dong Industrial Co. Ltd.(a)	21,362
1,110	Dae Hwa Pharmaceutical Co. Ltd.	18,721
14,862	Dae Won Kang Up Co. Ltd.	65,133
12,386	Daea TI Co. Ltd.	64,375
4,839	Dae-Il Corp.(a)	26,171
3,396	Daelim Industrial Co. Ltd.(a)	281,782
2,871	Daesang Corp.(a)	65,303
4,103	Daesang Holdings Co. Ltd.(a)	28,769
2,247	Daesung Industrial Co. Ltd.(a)	10,506
1,178	Daewon Pharmaceutical Co. Ltd.	17,813
8,194	Daewon San Up Co. Ltd.(a)	47,699
354,193	Daewoo Engineering & Construction Co. Ltd.(a)	1,530,739
47,998	Daewoo Securities Co. Ltd.(a)	321,221
2,186	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	54,484
7,695	Daewoong Co. Ltd.(a)	142,769
183	Daewoong Pharmaceutical Co. Ltd.(a)	31,871
5,223	Daishin Securities Co. Ltd.(a)	57,080
5,636	Danal Co. Ltd.(a)	16,226
594	Danawa Co. Ltd.(a)	11,766
1,525	Dawonsys Co. Ltd.(a)	21,593
6,210	DB HiTek Co Ltd.	85,103
5,784	DB Insurance Co. Ltd.	338,856
375	Dentium Co. Ltd.(a)	22,949
5,479	Deutsch Motors, Inc.(a)	36,784
22,349	DGB Financial Group, Inc.	161,107
887	Dio Corp(a)	29,979
1,833	DMS Co. Ltd.(a)	8,896

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,814	Dong Ah Tire & Rubber Co. Ltd.(a)	$31,559
215	Dong-A ST Co. Ltd.(a)	18,790
1,950	Dong-Ah Geological Engineering Co. Ltd.(a)	30,457
6,854	Dongbu Securities Co. Ltd.(a)	30,028
305	Dong-IL Corp.(a)	26,084
3,239	Dongjin Semichem Co. Ltd.(a)	31,293
665	DongKook Pharmaceutical Co. Ltd.	32,827
10,327	Dongkuk Steel Mill Co. Ltd.(a)	66,874
927	Dongsuh Cos., Inc.	15,532
10,738	Dongwon Development Co. Ltd.	43,708
54	Dongwon F&B Co. Ltd.	11,435
264	Dongwon Industries Co. Ltd.	60,399
3,000	Doosan Bobcat, Inc.	82,263
560	Doosan Corp.	49,234
12,766	Doosan Heavy Industries & Construction Co. Ltd.(a)	76,511
350,367	Doosan Infracore Co. Ltd.(a)	2,183,008
781	Doubleugames Co. Ltd.	50,480
2,732	DRB Holding Co. Ltd.	15,084
412	DTR Automotive Corp.(a)	12,314
1,169	Duozone Bizon Co. Ltd.	57,272
4,090	DY Corp.	20,387
2,154	DY POWER Corp.	29,106
174	e Tec E&C Ltd.(a)	16,498
153	E1 Corp.	8,423
6,197	Eagon Holdings Co. Ltd.(a)	16,544
1,587	Eagon Industrial Ltd.(a)	14,064
4,965	Easy Bio, Inc.(a)	34,386
803	Ecopro Co. Ltd.(a)	18,734
2,120	E-Mart Co. Ltd.	312,662
1,478	EM-Tech Co. Ltd.	21,312
998	ENF Technology Co. Ltd.	16,248
564	Eo Technics Co. Ltd.(a)	34,309
11,176	Eugene Investment & Securities Co. Ltd.(a)	26,243
2,306	Eugene Technology Co. Ltd.	27,538
4,135	Eusu Holdings Co. Ltd.(a)	31,328
936	F&F Co. Ltd.(a)	65,302
1,549	Fila Korea Ltd.(a)	109,548
1,087	Fine Semitech Corp.	7,357
3,565	Foosung Co. Ltd.(a)	24,518
779	Genie Music Corp.(a)	3,021
667	Golfzon Co. Ltd.(a)	24,968
2,412	Grand Korea Leisure Co. Ltd.	48,056
19,172	Green Cross Corp.	2,367,265
1,306	Green Cross Holdings Corp.	27,261
137,943	GS Engineering & Construction Corp.	4,799,489
9,123	GS Global Corp.	20,781
7,417	GS Holdings Corp.	330,537
1,099	GS Retail Co. Ltd.	36,880
178	Gwangju Shinsegae Co. Ltd.	30,136
Shares		Value
SOUTH KOREA (continued)
700	Haesung Ds Co. Ltd.(a)	$9,361
2,861	Halla Corp.(a)	9,961
546	Halla Holdings Corp.	20,706
107,184	Hana Financial Group, Inc.	3,380,664
5,944	Hana Micron, Inc.(a)	27,060
388	Hana Tour Service, Inc.	21,383
1,536	Hancom, Inc.(a)	17,378
1,011	Handsome Co. Ltd.	37,085
2,580	Hanjin Kal Corp.(a)	81,785
280	Hanjin Transportation Co. Ltd.(a)	10,131
76	Hankook Shell Oil Co. Ltd.	20,970
9,880	Hankook Tire Co. Ltd.(a)	336,176
106	Hanmi Pharm Co. Ltd.(a)	39,500
335	Hanmi Science Co. Ltd.(a)	21,605
3,807	Hanmi Semiconductor Co. Ltd.	30,181
5,310	Hanon Systems	57,098
978	Hansae Co. Ltd.	24,261
1,513	Hansae Yes24 Holdings Co. Ltd.	12,510
1,819	Hanshin Construction Co. Ltd.(a)	28,420
634	Hansol Chemical Co. Ltd.	46,470
3,195	Hansol Holdings Co. Ltd.(a)	12,769
16,438	Hansol HomeDeco Co. Ltd.(a)	20,676
3,882	Hansol Paper Co. Ltd.	49,692
3,201	Hansol Technics Co. Ltd.(a)	17,174
524	Hanssem Co. Ltd.(a)	46,249
12,707	Hanwha Chemical Corp.(a)	224,565
6,639	Hanwha Corp.(a)	168,446
195	Hanwha Galleria Timeworld Co. Ltd.(a)	5,093
12,834	Hanwha General Insurance Co. Ltd.(a)	55,254
16,802	Hanwha Investment & Securities Co. Ltd.(a)	33,976
47,109	Hanwha Life Insurance Co. Ltd.(a)	161,056
1,369	Hanwha Techwin Co. Ltd.(a)	36,238
2,960	Hanyang Eng Co. Ltd.	39,720
2,836	Harim Holdings Co. Ltd.	32,612
1,738	HDC Hyundai Engineering Plastics Co. Ltd.(a)	8,297
7,210	Heungkuk Fire & Marine Insurance Co., Ltd.(a)	30,311
3,133	Hite Jinro Co. Ltd.(a)	54,476
2,548	HMC Investment Securities Co. Ltd.	22,229
1,530	Hotel Shilla Co. Ltd.	150,956
5,644	HS Industries Co. Ltd.(a)	51,477
6,474	HS R&A Co. Ltd.(a)	12,348
1,564	Huchems Fine Chemical Corp.	29,317
67	Hugel, Inc.(a)	23,816
562	Huons Co. Ltd.	30,981
2,944	Huons Global Co. Ltd.	103,622
1,576	Huvis Corp.(a)	10,946

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,600	Hwangkum Steel & Technology Co. Ltd.(a)	$19,689
1,316	Hy-Lok Corp.	22,211
425	Hyosung Chemical Corp.(a)	50,376
2,903	Hyundai BNG Steel Co. Ltd.(a)	25,512
40,341	Hyundai Construction Equipment Co. Ltd.	1,694,752
870	Hyundai Corp.	17,434
39,224	Hyundai Department Store Co. Ltd.	3,410,831
2,299	Hyundai Development Co-Engineering & Construction(a)	33,901
26,288	Hyundai Electric & Energy System Co. Ltd.(a)	532,286
577	Hyundai Elevator Co. Ltd.(a)	42,491
109,514	Hyundai Engineering & Construction Co. Ltd.(a)	4,927,401
1,807	Hyundai Glovis Co. Ltd.	247,196
3,301	Hyundai Greenfood Co. Ltd.	39,442
1,755	Hyundai Livart Furniture Co. Ltd.	31,456
7,586	Hyundai Marine & Fire Insurance Co. Ltd.	248,291
897	Hyundai Rotem Co. Ltd.(a)	16,645
1,245	Hyundai Wia Corp.(a)	53,268
899	Hyvision System, Inc.(a)	8,629
3,262	ICD Co. Ltd.	28,357
6,080	IHQ, Inc.	11,975
792	Il Dong Pharmaceutical Co. Ltd.(a)	15,151
5,139	Iljin Display Co. Ltd.(a)	23,526
2,212	Iljin Electric Co. Ltd.(a)	6,705
662	Iljin Materials Co. Ltd.(a)	21,235
540	Ilyang Pharmaceutical Co. Ltd.(a)	12,979
1,171	InBody Co. Ltd.(a)	22,219
245,714	Industrial Bank of Korea(a)	2,979,568
2,198	Innox Advanced Materials Co., Ltd.(a)	99,386
4,639	Inscobee, Inc.(a)	16,827
2,081	IS Dongseo Co. Ltd.(a)	64,788
1,144	i-SENS, Inc.	24,022
1,301	Jahwa Electronics Co. Ltd.(a)	14,526
2,946	Jastech Ltd.(a)	28,297
2,907	JB Financial Group Co. Ltd.	14,165
7,377	Jcontentree Corp.(a)	35,674
861	Jeju Air Co. Ltd.	30,144
3,377	Jusung Engineering CO Ltd(a)	23,720
1,283	JW Pharmaceutical Corp.	40,363
1,661	JYP Entertainment Corp.	42,459
1,281	Kangwon Land, Inc.(a)	37,317
2,527	Kaon Media Co. Ltd.(a)	22,056
81,383	KB Financial Group Inc.	3,213,439
2,623	KC Co. Ltd.(a)	36,537
1,052	KEPCO Engineering & Construction Co., Inc.(a)	20,543
Shares		Value
SOUTH KOREA (continued)
824	KEPCO Plant Service & Engineering Co. Ltd.(a)	$25,864
3,003	Keyang Electric Machinery Co. Ltd.(a)	9,987
2,361	KG Chemical Corp.(a)	29,132
2,847	Kginicis Co. Ltd.	34,896
4,335	KGMobilians Co. Ltd.	26,792
1,590	KIWOOM Securities Co. Ltd.(a)	112,167
964	Koentec Co. Ltd.(a)	9,381
556	Koh Young Technology, Inc.	46,028
1,469	Kolmar BNH Co. Ltd.(a)	36,412
632	Kolmar Korea Co Ltd.(a)	40,124
507	Kolmar Korea Holdings Co. Ltd.(a)	15,765
440	Kolon Corp.(a)	10,288
2,513	Kolon Industries, Inc.(a)	99,637
610	Kolon Life Science, Inc.(a)	21,956
5,608	Korea Asset In Trust Co. Ltd.	20,373
1,723	Korea Autoglass Corp.	29,521
122,296	Korea Electric Power Corp.(a)	2,960,608
809	Korea Electric Terminal Co. Ltd.	40,243
579	Korea Gas Corp.(a)	22,866
536	Korea Information & Communications Co. Ltd.(a)	4,178
5,031	Korea Investment Holdings Co. Ltd.(a)	295,347
2,885	Korea Line Corp.(a)	59,202
573	Korea PetroChemical Ind Co. Ltd.(a)	73,765
17,755	Korea Real Estate Investment & Trust Co. Ltd.	39,576
1,041	Korea United Pharm, Inc.(a)	23,453
6,053	Korean Air Lines Co. Ltd.(a)	171,908
11,209	Korean Reinsurance Co.	87,519
2,714	Kortek Corp.	35,555
350	KPX Chemical Co. Ltd.	16,947
2,891	KT Skylife Co. Ltd.	29,208
12,081	KTB Investment & Securities Co. Ltd.(a)	32,810
3,749	KTCS Corp.	7,707
700	Kukdo Chemical Co. Ltd.(a)	27,703
2,347	Kumho Petrochemical Co. Ltd.	184,796
6,035	Kumho Tire Co. Inc.(a)	23,364
5,317	Kwang Dong Pharmaceutical Co. Ltd.(a)	33,524
1,610	Kyeryong Construction Industrial Co. Ltd.	34,754
4,479	Kyobo Securities Co. Ltd.	39,877
1,118	Kyongbo Pharmaceutical Co. Ltd.(a)	9,816
682	Kyung Dong Navien Co. Ltd.	30,295
2,747	Kyungbang Ltd.(a)	26,316
3,492	Kyungdong Pharm Co. Ltd.	32,760
560	L&F Co. Ltd.	14,416
3,000	LB Semicon, Inc.(a)	21,069
7,239	Leadcorp Inc (The)	37,993
682	LEENO Industrial, Inc.	33,399

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,818	LF Corp.	$60,180
53,470	LG Electronics, Inc.	3,474,059
210	LG Hausys Ltd.	10,934
1,690	LG Innotek Co. Ltd.	177,275
4,149	LG International Corp.	67,622
12,147	LG Uplus Corp.	148,791
1,254	Lock & Lock Co. Ltd.(a)	18,384
23	Lotte Chilsung Beverage Co. Ltd.(a)(b)	34,082
2,654	LOTTE Fine Chemical Co. Ltd.	109,390
96	Lotte Food Co. Ltd.(a)	51,834
1,351	LOTTE Himart Co. Ltd.	54,986
9,809	Lotte Non-Life Insurance Co. Ltd.(a)	23,140
409	Lotte Shopping Co. Ltd.(a)	62,445
2,178	LS Corp.	92,476
1,913	LS Industrial Systems Co. Ltd.	78,855
7,515	Macquarie Korea Infrastructure Fund	72,387
3,810	Mando Corp.	109,077
1,288	Mcnex Co. Ltd.(a)	23,696
220	Medy-Tox, Inc.	105,506
377	MegaStudyEdu Co. Ltd.(a)	13,331
7,186	Meritz Financial Group, Inc.	81,344
3,306	Meritz Fire & Marine Insurance Co. Ltd.	67,334
41,376	Meritz Securities Co. Ltd.	179,571
2,704	MiCo Ltd.	15,126
15,866	Mirae Asset Life Insurance Co. Ltd.(a)	71,992
1,001	Modetour Network, Inc.(a)	19,229
5,297	Moorim P&P Co. Ltd.(a)	27,705
7,421	Moorim Paper Co. Ltd.(a)	22,803
1,740	Namhae Chemical Corp.(a)	16,019
434	Neopharm Co. Ltd.(a)	20,144
708	Neowiz(a)	7,935
3,085	NEPES Corp.(a)	54,517
7,239	Nexen Corp.	39,441
2,044	Nexen Tire Corp.	17,616
15,622	NH Investment & Securities Co. Ltd.(a)	184,315
1,051	NHN KCP Corp.	12,895
2,870	NICE Holdings Co. Ltd.(a)	54,938
1,136	Nice Information & Telecommunication, Inc(a)	20,749
3,006	NICE Information Service Co. Ltd.(a)	36,030
2,683	NICE Total Cash Management Co. Ltd.(a)	23,091
127	NongShim Co. Ltd.	30,515
454	Noroo Holdings Co. Ltd.(a)	4,958
2,740	NPC(a)	9,350
46,130	OCI Co. Ltd.(a)	3,680,062
3,642	OPTRON-TEC, Inc.	20,382
431	Orion Corp./Republic Of Korea(a)	35,755
1,868	Orion Holdings, Corp.(a)	30,577
Shares		Value
SOUTH KOREA (continued)
505	Osstem Implant Co. Ltd.(a)	$25,035
53	Ottogi Corp.(a)	32,929
4,424	Paik Kwang Industrial Co. Ltd.(a)	11,487
15,220	Pan Ocean Co. Ltd.(a)	62,153
5,134	Pan-Pacific Co. Ltd.	12,918
1,952	Paradise Co. Ltd.(a)	31,070
4,914	Partron Co. Ltd.	58,427
162	Pearl Abyss Corp.(a)	24,204
2,784	Poongsan Corp.	66,399
776	POSCO Chemical Co. Ltd.	38,231
4,494	Posco ICT Co. Ltd.	22,060
6,913	Posco International Corp.	108,384
4,870	Power Logics Co. Ltd.(a)	44,980
1,912	Protec Co. Ltd.(a)	33,193
4,647	PSK, Inc.(a)(b)(c)	65,241
180	Pulmuone Co. Ltd.(a)(b)	19,878
1,772	S&T Motiv Co. Ltd.	57,840
44,231	S-1 Corp.	3,712,167
393	Sajo Industries Co. Ltd.(a)	19,849
851	Sam Chun Dang Pharm Co. Ltd.	33,470
1,203	Sam Yung Trading Co. Ltd.(a)	16,433
2,523	Sambo Motors Co. Ltd.(a)	15,282
5,492	Samick Musical Instruments Co. Ltd.	10,467
1,859	Samick THK Co. Ltd.	22,879
2,847	Samji Electronics Co. Ltd.(a)	26,371
574	Samjin Pharmaceutical Co. Ltd.	19,236
1,210	Sammok S-Form CO Ltd(a)	14,405
3,371	Samsung Card Co. Ltd.	107,168
335,177	Samsung Engineering Co. Ltd.(a)	4,896,378
26,742	Samsung Heavy Industries Co. Ltd.(a)	188,615
26,630	Samsung SDS Co. Ltd.	4,951,949
7,839	Samsung Securities Co. Ltd.	239,561
15,416	SAMT Co. Ltd.(a)	24,293
535	Samwha Capacitor Co. Ltd.	27,454
378	Samyang Corp.	19,904
426	Samyang Foods Co. Ltd.	28,837
580	Samyang Holdings, Corp.(a)	39,907
10,570	Savezone I&C Corp.(a)	34,842
12,045	S-Connect Co. Ltd.(a)	20,580
2,543	Seah Besteel Corp.(a)	42,773
485	SeAH Holdings Corp.	40,132
543	SeAH Steel Holdings Corp.(a)	26,052
2,394	Sebang Co. Ltd.(a)	29,961
1,617	Sebo Manufacturing Engineer Corp.(a)	14,885
1,369	Seegene, Inc.(a)	27,583
2,419	Sekonix CO Ltd(a)	15,624
364	Seobu T&D(a)	3,260
12,974	Seohan Co. Ltd.(a)	19,784
2,675	Seoul Semiconductor Co. Ltd.(a)	43,992

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,713	SFA Engineering Corp.	$61,622
1,034	SFA Semicon Co. Ltd.(a)	2,177
273	Shindaeyang Paper Co. Ltd.(a)	19,402
940	Shinsegae Co. Ltd.	273,916
464	Shinsegae Engineering & Construction Co. Ltd.	12,162
244	Shinsegae Food Co. Ltd.	18,775
139	Shinsegae International, Inc.	37,458
9,563	Shinsung E&G Energy Co. Ltd.(a)	9,587
806	Silicon Works Co. Ltd.	33,657
2,858	SIMMTECH Co. Ltd.(a)	16,793
642	SK Bioland Co. Ltd.	9,788
907	SK Discovery Co. Ltd.	23,606
248	SK Gas Ltd.	18,214
332	SK Materials Co. Ltd.	48,956
500,344	SK Networks Co. Ltd.	2,510,648
50,607	SK Securities Co. Ltd.(a)	30,740
2,802	SKC Co. Ltd.	85,795
1,591	SKCKOLONPI, Inc.(a)	41,394
2,440	SL Corp.(a)	50,777
602	SM Entertainment Co.(a)	21,348
4,340	Solid, Inc.(a)	16,191
2,175	Songwon Industrial Co. Ltd.(a)	37,280
1,433	Soulbrain Co. Ltd.	61,801
134	SPC Samlip Co. Ltd.(a)	15,421
4,928	Ssangyong Cement Industrial Co. Ltd.	24,343
5,404	Ssangyong Motor Co.(a)	24,469
1,302	Suheung Co. Ltd.	30,239
1,349	Sun Kwang Co. Ltd.(a)	20,749
2,270	Sung Kwang Bend Co. Ltd.(a)	22,664
5,975	Sungchang Enterprise Holdings Ltd.(a)	10,719
2,957	Sungshin Cement Co. Ltd.(a)	25,026
10,772	Sungwoo Hitech Co. Ltd.(a)	44,947
67	Suprema, Inc.(a)	1,709
2,784	Systems Technology, Inc.	36,654
3,467	Tae Kyung Industrial Co. Ltd.	17,369
5,742	Taeyoung Engineering & Construction Co. Ltd.(a)	62,843
4,737	Tailim Packaging Co. Ltd.(a)	21,781
2,118	Techwing, Inc.	26,507
2,038	TES Co Ltd.	31,861
1,795	Texcell-Netcom Co. Ltd.(a)	29,649
5,795	TK Chemical Corp.(a)	13,690
753	Tokai Carbon Korea Co. Ltd.	39,968
8,545	Tongyang Life Insurance Co. Ltd.	33,176
4,967	Top Engineering Co. Ltd.(a)	36,317
1,855	Toptec Co. Ltd.(a)	16,122
4,916	Tovis Co. Ltd.	29,435
1,046	Unid Co. Ltd.	45,057
4,676	Union Semiconductor Equipment & Materials Co. Ltd.(a)	22,972
Shares		Value
SOUTH KOREA (continued)
2,607	UniTest, Inc.	$35,149
754	Vieworks Co. Ltd.	20,593
1,082	Vitzrocell Co. Ltd.(a)	10,345
1,434	Webzen Inc(a)	22,840
2,949	WiSoL Co. Ltd.	45,244
8,940	Wonik Holdings Corp.(a)	38,016
3,348	Wonik IPS Co. Ltd.(a)	80,161
1,292	Wonik Materials Co. Ltd.(a)	26,261
1,325	Wonik QnC Corp.(a)	16,017
246,475	Woori Financial Group, Inc.	2,922,295
4,070	Y G-1 Co. Ltd.	39,081
3,685	Yearimdang Publishing Co. Ltd.(a)	19,023
4,119	Yong Pyong Resort Co. Ltd.(a)	25,184
2,162	Youlchon Chemical Co. Ltd.	26,402
49	Young Poong Corp.(a)	32,520
3,091	Youngone Corp.(a)	97,786
764	Youngone Holdings Co. Ltd.(a)	42,523
16,555	Yuanta Securities Korea Co. Ltd.(a)	47,142
247	Yuhan Corp.(a)	51,963
3,045	Yuyang DNU Co. Ltd.(a)	21,138
2,552	Zeus Co. Ltd.	34,900
		78,510,868
SPAIN — 0.5%
13,957	Acciona SA	1,618,751
28,106	Acerinox SA	292,738
346,657	Almirall SA	5,594,084
85,572	Amper SA(a)	25,632
3,400	AmRest Holdings SE(a)	36,708
351,163	Applus Services SA	4,413,048
11,724	Atresmedia Corp. de Medios de Comunicaion SA	63,325
2,752	Azkoyen SA	24,490
107,451	Banco de Sabadell SA	125,109
80,538	Bankia SA	223,064
67,712	Bankinter SA	541,238
6,859	Bolsas y Mercados Espanoles SHMSF SA	194,824
20,024	Caja de Ahorros del Mediterraneo(a)(b)	0
18,189	Cellnex Telecom SA	560,297
38,690	Cia de Distribucion Integral Logista Holdings SA	917,920
3,416	Cie Automotive SA	95,468
9,684	Cominar Real Estate Investment Trust, REIT	104,339
2,513	Construcciones y Auxiliar de Ferrocarriles SA	118,518
35,386	Deoleo SA(a)	2,230
929	Dinamia Capital Privado Sociedad de Capital Riesgo SA	16,144
8,075	Ebro Foods SA	170,448
69,192	EDP Renovaveis SA	688,028
12,435	eDreams ODIGEO SA(a)	43,610

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
SPAIN (continued)
14,311	Elecnor SA	$193,012
111,004	Enagas SA	3,166,439
21,838	Ence Energia y Celulosa SA	117,670
33,047	Ercros SA	112,802
29,804	Euskaltel SA	280,052
17,386	Faes Farma SA	79,794
2,298	Fluidra SA(a)	25,141
8,488	Fomento de Construcciones y Contratas SA(a)	104,080
7,616	Global Dominion Access Sa(a)	40,720
13,223	Grupo Catalana Occidente SA	499,081
47,660	Grupo Ezentis SA(a)	28,564
1,924	Iberpapel Gestion SA	66,713
9,320	Indra Sistemas SA(a)	109,917
1,502	Laboratorios Farmaceuticos Rovi SA	31,030
937,258	Liberbank SA(a)	415,791
127,343	Mapfre SA	382,564
3,864	Masmovil Ibercom SA(a)	84,709
278,210	Mediaset Espana Comunicacion SA	2,157,558
216,874	Melia Hotels International SA	2,149,614
3,647	Miquel y Costas & Miquel SA	64,714
13,764	Natra SA(a)	13,863
1,099	Parques Reunidos Servicios Centrales SAU	17,099
214,297	Pharma Mar SA(a)	507,582
1,765	Prim SA	22,277
20,281	Prosegur Cia de Seguridad SA	105,534
20,598	Quabit Inmobiliaria SA(a)	28,382
12,161	Realia Business SA(a)	12,967
13,619	Red Electrica Corp. SA	282,648
103,286	Sacyr SA	253,576
9,426	Siemens Gamesa Renewable Energy SA(a)	169,296
5,485	Solaria Energia y Medio Ambiente SA(a)	32,028
9,635	Talgo SA(a)	63,647
1,445	Tecnicas Reunidas SA	43,154
4,358	Telepizza Group SA	29,384
25,052	Tubacex SA	77,873
16,134	Unicaja Banco Sa	18,592
4,198	Vidrala SA	394,210
2,388	Viscofan SA	143,663
34,839	Vocento SA(a)	55,482
15,735	Zardoya Otis SA	127,181
		28,378,416
SWEDEN — 1.1%
8,497	Aak Ab	138,108
8,404	AcadeMedia AB(a)	47,823
1,972	Addlife AB	52,904
13,643	AddNode Group AB	207,638
6,047	AddTech AB - Class B	147,080
16,626	AF POYRY AB - B Shares	310,176
2,380	Alimak Group AB	39,921
Shares		Value
SWEDEN (continued)
722,700	Arjo AB - B Shares	$2,682,831
40,636	Atrium Ljungberg AB - Class B	663,271
3,481	Attendo AB	18,968
75,515	Avanza Bank Holding AB	604,844
50,647	Axfood AB	929,655
578	BE Group AB(a)	2,582
9,168	Beijer Alma Ab	128,915
8,503	Beijer Electronics AB(a)	48,751
12,233	Beijer Ref AB	258,774
8,577	Bergman & Beving AB - Class B	91,538
910	Besqab Ab	8,487
61,952	Betsson Ab	470,263
408,565	Bilia AB - A Shares	3,506,284
38,422	BillerudKorsnas AB	522,304
10,734	BioGaia AB - Class B	520,713
3,126	Biotage AB	42,422
1,799	Bonava AB	22,772
37,813	Bonava AB - Class B	481,531
18,615	Bravida Holding AB	163,041
10,715	Bufab AB	121,509
4,230	Bulten AB	35,768
36,677	Bure Equity AB	681,860
37,343	Byggmax Group AB(a)	166,879
6,297	Castellum AB	113,217
23,316	Catena AB	600,103
18,117	Cellavision AB	606,149
428,925	Cloetta AB - B Shares	1,310,056
8,618	Coor Service Management Holding AB	74,499
191,441	Dios Fastigheter AB	1,362,852
23,359	Dometic Group AB	213,402
13,750	Doro AB(a)	54,944
7,171	Duni AB	88,533
11,660	Dustin Group AB	104,510
3,235	Eastnine AB	36,912
5,106	Elanders AB - B Shares	48,108
692,896	Elekta AB - Class B	8,218,429
14,634	Enea AB(a)	235,982
25,843	Eolus Vind Ab - Class B	147,167
1,232	eWork Group AB	10,949
6,847	Fabege AB	95,103
3,765	Fagerhult AB	32,159
121,441	Fastighets AB Balder - Class B(a)	3,841,535
9	Fastpartner Ab	65
4,622	Ferronordic Machines AB	76,387
40,413	Fingerprint Cards AB - Class B(a)	59,433
32,045	FormPipe Software AB	75,839
5,991	Fortnox AB	71,661
8,541	G5 Entertainment AB	86,115
557,853	Getinge AB - B Shares	7,859,700
38,747	Global Gaming 555 AB	29,875
20,231	Granges AB	219,658
16,737	Gunnebo AB	44,350

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
SWEDEN (continued)
6,177	Haldex AB	$47,494
5,659	Hemfosa Fastigheter AB	46,830
15,125	Hexpol AB	118,142
21,967	HIQ International AB	123,562
2,022	Hms Networks Ab	36,818
10,032	Holmen AB	210,973
3,392	Hufvudstaden AB - Class A	56,522
45,568	Humana Ab	288,268
32,916	Husqvarna AB - B Shares	300,536
3,044	Husqvarna AB - Class A	27,999
6,904	Indutrade AB	211,088
93,614	Instalco Intressenter AB	848,559
23,392	Intrum Justitia AB	595,662
32,992	Inwido AB	217,783
13,010	JM AB	247,818
34,914	KappAhl AB	63,862
17,171	Klovern AB - B Shares	23,239
10,434	KNOW IT AB	245,875
66,279	Kungsleden AB	503,597
5,791	Lagercrantz Group AB - B Shares	70,543
1,932	Lifco AB - B Shares	92,024
2,290	Lime Technologies AB	30,620
211,757	Lindab International AB	2,388,614
42,926	Loomis AB - Class B	1,588,146
14,053	Maha Energy AB(a)	34,885
3,904	Medivir AB - Class B(a)	7,231
3,595	Mekonomen AB(a)	26,270
30,625	Moberg Pharma AB(a)	219,195
8,224	Momentum Group AB - Class B	85,033
6,683	Mycronic AB	93,826
5,004	Nederman Holding Ab	63,229
482,011	NetEnt AB(a)	1,531,913
86,344	New Wave Group AB - Class B	621,817
21,247	Nobia AB	133,515
10,863	Nobina AB	69,748
58,709	Nolato AB - B Shares	2,724,807
1,900	Nordic Waterproofing Holding AS	18,345
2,070	NP3 Fastigheter AB	16,333
38,142	Nyfosa AB(a)	227,094
1,084	OEM International AB - B Shares	24,514
131,238	Opus Group AB	69,102
55,148	Orexo AB(a)	413,334
23,839	Pandox AB	409,075
43,503	Peab AB	397,921
2,570	Platzer Fastigheter Holding AB - Class B	20,958
5,237	Proact IT Group AB	139,606
18,749	Qliro Group AB(a)	24,285
18,689	Ratos AB - B Shares	42,455
2,630	Raysearch Laboratories AB(a)	33,422
174,198	Recipharm AB - B Shares(a)	2,491,987
15,932	Resurs Holding AB	98,626
16,357	Rottneros AB	24,864
Shares		Value
SWEDEN (continued)
4,472	Saab AB - Class B	$147,218
1,068	Sagax AB - Class B	18,818
96,038	SAS AB(a)	175,157
25,679	Scandi Standard AB	176,075
11,926	Scandic Hotels Group AB	111,021
14,471	Sectra AB	490,410
11,101	Semcon AB	67,695
81,186	Sensys Gatso Group Ab(a)	13,683
88,128	Skistar Ab	1,065,754
23,416	SSAB AB - Class A	88,467
48,759	SSAB AB - Class B	157,239
4,673	Sweco AB - Class B	119,267
351,052	Swedish Orphan Biovitrum AB(a)	6,405,537
3,229	Systemair AB	39,103
7,052	Thule Group AB	164,283
866	Troax Group AB	31,016
716	VBG Group AB	11,745
2,311	Vitec Software Group AB - B Shares	23,609
73,322	Vitrolife Ab	1,543,622
3,733	Wallenstam AB	35,925
62,563	Wihlborgs Fastigheter Ab	832,379
		69,001,291
SWITZERLAND — 0.8%
23,673	Adecco Group AG	1,360,085
2,036	Allreal Holding AG	324,891
1,308	ALSO Holding AG	164,141
128	APG SGA SA	36,644
8,831	Arbonia AG(a)	95,355
14,014	Ascom Holding AG	191,209
661	Autoneum Holding AG	87,515
7,227	Baloise Holding AG	1,239,006
491	Banque Cantonale de Geneve	96,888
799	Banque Cantonale Vaudoise	630,870
81	Barry Callebaut AG	148,517
44	Belimo Holding AG	231,158
473	Bell Food Group AG	136,238
1,462	Bellevue Group AG	28,886
884	Berner Kantonalbank AG	206,572
677	BKW AG	43,164
2,117	Bobst Group SA	151,969
354	Bossard Holding AG	57,722
1,111	Bucher Industries AG	376,853
212	Burckhardt Compression Holding AG	63,992
232	Burkhalter Holding AG	17,843
1,680	Calida Holding AG	52,098
52	Carlo Gavazzi Holding AG	13,395
15,139	Cavotec SA(a)	18,790
20,685	Cembra Money Bank AG	1,921,046
178	Cham Group AG	72,810
1,007	Cicor Technologies	58,746
539	Cie Financiere Tradition SA	57,251
11,670	Clariant AG	240,104

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
SWITZERLAND (continued)
372	Coltene Holding AG	$36,673
124	Conzzeta AG	106,933
224	Daetwyler Holding AG	34,733
1,087	DKSH Holding AG	66,752
200	dormakaba Holding AG	151,078
5,467	Dufry AG	535,062
6,163	EDAG Engineering Group AG	96,862
12,141	EFG International AG	91,273
1,763	Emmi AG	1,555,406
2,219	Energiedienst Holding AG	66,843
41,190	Evolva Holding SA(a)	9,331
473	Feintool International Holding AG	34,160
395	Fenix Outdoor International AG	40,001
1,142,741	Ferrexpo Plc	3,095,644
3,675	Flughafen Zuerich AG	605,818
118	Forbo Holding AG	189,574
15,174	GAM Holding AG(a)	62,942
346	Georg Fischer AG	336,510
57	Gurit Holding AG	61,498
2,973	Helvetia Holdings AG	1,889,265
3,758	Highlight Communications AG	19,200
283	HOCHDORF Holding AG(a)	38,264
14,939	Huber & Suhner AG	1,194,633
12	Hypothekarbank Lenzburg AG	53,237
43,179	Implenia AG	1,358,993
125	Inficon Holding AG	70,283
32	Interroll Holding AG	69,831
874	Intershop Holding AG	428,296
32,956	IWG Plc	146,348
27,928	Julius Baer Group Ltd.	1,349,059
883	Jungfraubahn Holding AG	125,336
404	Kardex AG	62,789
251	Komax Holding AG	57,625
122,651	Kongsberg Automotive ASA(a)	112,654
34	LEM Holding SA	46,525
8,416	Logitech International SA	329,789
777	Luzerner Kantonalbank AG	362,084
52	Metall Zug AG - Class B	136,923
3,411	Mobilezone Holding AG	31,094
2,383	Mobimo Holding AG	549,495
45,631	OC Oerlikon Corp AG	596,357
939	Orascom Development Holding AG(a)	15,207
51,488	Oriflame Holding AG	1,062,004
642	Orior AG	48,991
1,092	Panalpina Welttransport Holding AG	234,097
220	Phoenix Mecano AG	102,894
261	Plazza AG	64,065
1,742	PSP Swiss Property AG	177,750
498	Rieter Holding AG	71,982
154	Romande Energie Holding SA	181,313
137	Schaffner Holding AG	31,781
240,940	Schmolz & Bickenbach AG(a)	111,044
Shares		Value
SWITZERLAND (continued)
167	Schweiter Technologies AG	$162,243
1,653	SFS Group AG	152,671
3,917	Siegfried Holding AG	1,486,155
1,775	Sonova Holding AG	358,518
507	St. Galler Kantonalbank AG	229,495
1,266	Sulzer AG	133,595
4,677	Sunrise Communications Group AG	310,563
2,520	Swiss Life Holding AG	1,184,723
703	Swissquote Group Holding SA	27,537
424	Tamedia AG	44,910
171	Tecan Group AG	38,603
87,199	Temenos Group AG	14,505,361
235	Thurgauer Kantonalbank	25,013
17,575	Valiant Holding AG	1,970,887
4,398	Valora Holding AG	1,119,431
694	VAT Group AG	86,257
374	Vaudoise Assurances Holding SA	187,581
70	Vetropack Holding AG	152,454
1,506	Vifor Pharma AG	196,667
6,951	Von Roll Holding AG(a)	8,677
1,203	Vontobel Holding AG	70,941
154	VZ Holding AG	37,572
679	Walter Meier AG(a)	11,937
2,552	Zehnder Group AG	87,853
53	Zug Estates Holding AG - B Shares	94,436
29	Zuger Kantonalbank AG	176,610
		49,290,749
TAIWAN — 1.6%
24,000	Accton Technology Corp.	101,952
5,469,878	Acer, Inc.	3,718,145
5,050	Acter Co. Ltd.	29,531
6,000	Actron Technology Corp.	20,905
9,998	Adlink Technology, Inc.	13,565
3,000	Advanced Ceramic X Corp.	30,109
22,000	Advanced International Multitech Co. Ltd.	32,792
15,000	Advanced Wireless Semiconductor Co.	24,573
24,373	Advancetek Enterprise Co. Ltd.	12,550
19,000	Aerospace Industrial Development Corp.	19,285
3,916	Airtac International Group	52,461
9,000	Alchip Technologies Ltd.	23,710
44,000	Alpha Networks, Inc.	28,449
22,000	Ambassador Hotel (The)	15,597
22,000	Ampire Co. Ltd.	18,038
52,000	AmTRAN Technology Co. Ltd.(a)	20,117
9,099	Anpec Electronics Corp.	18,697
26,000	APCB, Inc.	26,315
24,161	Apex International Co. Ltd.(a)	40,025
62,872	Ardentec Corp.	64,515

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
TAIWAN (continued)
100,000	Asia Pacific Telecom Co. Ltd.(a)	$26,180
30,100	Asia Vital Components Co. Ltd.	41,923
2,208	Asmedia Technology, Inc.	38,301
2,000	ASPEED Technology, Inc.	41,649
11,000	Aten International Co. Ltd.	33,238
8,194,000	AU Optronics Corp.	2,930,491
24,800	Audix Corp.	31,777
55,988	Bank of Kaohsiung Co. Ltd.	17,511
88,350	BES Engineering Corp.	22,317
10,000	Brighton-Best International Taiwan, Inc.	11,252
13,000	C Sun Manufacturing Ltd.	14,384
9,900	Capital Futures Corp.	15,330
191,955	Capital Securities Corp.	57,792
34,446	Career Technology Manufacturing Co. Ltd.	37,864
34,300	Cathay Real Estate Development Co. Ltd.	27,933
23,062	Center Laboratories, Inc.	58,752
20,748	Central Reinsurance Co. Ltd.	11,956
29,640	ChainQui Construction Development Co. Ltd.	28,020
1,730	Chang Wah Electromaterials, Inc.	10,034
21,000	Channel Well Technology Co. Ltd.	18,480
13,185	Charoen Pokphand Enterprise	25,060
3,000	Chaun-Choung Technology Corp.	16,803
14,000	CHC Healthcare Group	18,269
50,920	Cheng Loong Corp.	32,567
39,797	Cheng Uei Precision Industry Co. Ltd.	48,362
25,277	Chicony Electronics Co. Ltd.	62,311
12,300	Chicony Power Technology Co. Ltd.	21,885
22,961	Chilisin Electronics Corp.	73,421
357,744	China Airlines Ltd.	113,489
105,000	China Bills Finance Corp.	50,121
21,000	China Chemical & Pharmaceutical Co. Ltd.	12,819
75,647	China General Plastics Corp.	55,669
118,000	China Life Insurance Co. Ltd.	98,247
22,077	China Metal Products	26,852
3,733,000	China Petrochemical Development Corp.(a)	1,409,999
6,114	China Steel Chemical Corp.	26,631
31,360	China Wire & Cable Co. Ltd.(b)(c)	21,058
21,000	Chinese Maritime Transport Ltd.	22,007
42,883	Chin-Poon Industrial Co. Ltd.	53,403
54,000	Chipbond Technology Corp.	122,548
25,000	Chong Hong Construction Co. Ltd.	70,336
10,876	Chroma ATE, Inc.	52,103
64,000	Chun Yu Works & Co. Ltd.	48,705
Shares		Value
TAIWAN (continued)
124,779	Chun Yuan Steel	$42,190
132,000	Chung Hung Steel Corp.(a)	52,595
138,779	Chung Hwa Pulp Corp.	42,861
22,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	14,900
7,000	Cleanaway Co. Ltd.	38,633
24,348	Clevo Co.	23,190
175,000	CMC Magnetics Corp.(a)	39,977
4,572,000	Compal Electronics, Inc.	2,955,404
135,000	Compeq Manufacturing Co. Ltd.	111,870
3,240	Concraft Holding Co. Ltd.	13,928
52,200	Coretronic Corp.	81,267
24,000	Co-Tech Development Corp.	25,525
47,523	CSBC Corp. Taiwan(a)	40,100
18,838	CTCI Corp.	29,210
1,572	Cub Elecparts, Inc.	13,986
18,000	CviLux Corp.	14,918
6,000	Cyberpower Systems, Inc.	17,504
76,321	Da-Li Development Co. Ltd.	77,713
28,000	Darfon Electronics Corp.	43,280
47,000	Darwin Precisions Corp.	29,379
10,000	Depo Auto Parts Industrial Co. Ltd.	22,379
66,904	D-Link Corp.(a)	31,242
13,000	Dynapack International Technology Corp.	20,923
41,000	E Ink Holdings, Inc.	49,230
7,620	Eclat Textile Co. Ltd.	108,932
3,000	Egis Technology, Inc.	25,236
9,924	Elan Microelectronics Corp.	26,911
7,000	E-LIFE MALL Corp.	14,816
22,809	Elite Advanced Laser Corp.	48,382
14,967	Elite Material Co. Ltd.	48,253
37,000	Elite Semiconductor Memory Technology, Inc.	39,138
3,000	eMemory Technology, Inc.	37,507
98,000	EnTie Commercial Bank Co. Ltd.	45,025
91,015	Epistar Corp.	79,719
71,975	Eternal Materials Co. Ltd.	59,542
5,973,398	Eva Airways Corp.	2,929,524
53,059	Everest Textile Co. Ltd.(a)	19,577
84,000	Evergreen International Storage & Transport Corp.	37,417
7,255,617	Evergreen Marine Corp. Taiwan Ltd.	3,185,351
68,342	Everlight Chemical Industrial Corp.	36,964
759,000	Everlight Electronics Co. Ltd.	760,086
146,062	Far Eastern Department Stores Ltd.	77,551
307,068	Far Eastern International Bank	114,343
39,478	Faraday Technology Corp.	65,184
12,000	Farglory Land Development Co. Ltd.	14,812
56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
TAIWAN (continued)
69,255	Federal Corp.(a)	$24,332
46,320	Feng Hsin Steel Co. Ltd.	91,154
7,073,660	First Financial Holding Co. Ltd.	5,050,165
61,000	First Insurance Co. Ltd. (The)	28,542
129,859	First Steamship Co. Ltd.(a)	51,597
34,049	FLEXium Interconnect, Inc.	107,012
9,955	Flytech Technology Co. Ltd.	25,241
24,000	Focaltech Systems CO Ltd.	19,551
9,338	Formosa Laboratories, Inc.	12,548
31,203	Formosa Oilseed Processing Co. Ltd.	75,846
5,000	Formosa Sumco Technology Corp.	19,098
50,791	Formosan Union Chemical	23,030
33,000	Fortune Electric Co. Ltd.	22,378
7,127	Foxsemicon Integrated Technology, Inc.	33,083
21,000	Froch Enterprise Co. Ltd.	9,487
12,369	Fulgent Sun International Holding Co. Ltd.	26,693
42,000	Fulltech Fiber Glass Corp.	21,456
106,466	Fwusow Industry Co. Ltd.	63,055
11,000	Gamania Digital Entertainment Co. Ltd.	26,879
40,000	Gemtek Technology Corp.	33,703
20,000	General Interface Solution Holding Ltd.	77,599
25,000	Getac Technology Corp.	37,654
13,000	Giant Manufacturing Co. Ltd.	99,146
758,981	Gigabyte Technology Co. Ltd.	1,221,794
2,000	Ginko International Co. Ltd.	13,712
61,000	Global Brands Manufacture Ltd.	28,601
6,000	Global Unichip Corp.	44,208
25,650	Globe Union Industrial Corp.	14,497
67,880	Gloria Material Technology Corp.	43,417
50,000	Gold Circuit Electronics Ltd.(a)	20,314
49,852	Goldsun Building Materials Co. Ltd.	13,413
5,783	Gourmet Master Co. Ltd.	36,893
18,000	Grand Ocean Retail Group Ltd.	18,487
121,000	Grand Pacific Petrochemical	83,428
4,000	Grape King Bio Ltd.	27,771
25,000	Great China Metal Industry	20,351
26,000	Great Taipei Gas Co. Ltd.	24,573
41,132	Great Wall Enterprise Co. Ltd.	46,744
44,000	Greatek Electonics, Inc.	60,911
35,000	Hannstar Board Corp.	37,236
7,507,000	HannStar Display Corp.	1,943,976
125,000	HannsTouch Solution, Inc.(a)	60,964
53,000	Hey Song Corp.	54,440
28,666	Highwealth Construction Corp.	45,917
27,065	Hitron Technology, Inc.	18,746
9,505	Hiwin Technologies Corp.	90,519
105,530	Ho Tung Chemical Corp.	23,734
10,000	Holiday Entertainment Co. Ltd.	21,168
Shares		Value
TAIWAN (continued)
13,000	Holtek Semiconductor, Inc.	$31,164
10,105	Holy Stone Enterprise Co. Ltd.	33,728
19,514	Hong Pu Real Estate Development Co. Ltd.	12,248
10,624	Hota Industrial Manufacturing Co. Ltd.	38,704
51,435	Hsing TA Cement Co.	28,473
1,006,000	HTC Corp.(a)	1,363,137
13,479	Huaku Development Co. Ltd.	34,087
8,000	Huang Hsiang Construction Co.	7,214
89,200	Hung Sheng Construction Ltd.	65,138
42,830	Hwa Fong Rubber Co. Ltd.(a)	16,849
34,341	Ichia Technologies, Inc.(a)	19,205
8,100	IEI Integration Corp.	8,986
9,714	Innodisk Corp.	36,556
10,620,000	Innolux Corp.	3,407,779
1,405,197	International CSRC Investment Holdings Co.	1,912,200
3,000	International Games System Co. Ltd.	24,857
3,956,155	Inventec Corp.	3,178,559
19,000	ITEQ Corp.	62,745
146,888	Jih Sun Financial Holdings Co. Ltd.	46,701
30,000	KEE TAI Properties Co. Ltd.	11,259
66,682	Kenda Rubber Industrial Co. Ltd.	65,066
16,000	Kerry TJ Logistics Co. Ltd.	19,032
34,000	Kindom Construction Corp.	23,206
10,720	King Chou Marine Technology Co. Ltd.	13,340
4,000	King Slide Works Co. Ltd.	42,062
157,184	King Yuan Electronics Co. Ltd.	145,783
108,185	King’s Town Bank Co. Ltd.	115,750
13,000	Kinik Co.	25,982
181,343	Kinpo Electronics, Inc.	64,637
44,000	Kinsus Interconnect Technology Corp.	66,458
15,000	KS Terminals, Inc.	22,284
6,000	Kung Long Batteries Industrial Co. Ltd.	31,888
60,799	Kwong Fong Industries Corp.	29,186
39,000	L&K Engineering Co. Ltd.	34,711
3,000	Land Mark Optoelectronics Corp.	26,901
56,714	Lealea Enterprise Co. Ltd.	18,465
20,000	Lextar Electronics Corp.	11,346
50,788	Li Peng Enterprise Co. Ltd.(a)	11,993
34,904	Lien Hwa Industrial Corp.	38,300
50,000	Lingsen Precision Industries Ltd.	15,524
12,882	Lite-On Semiconductor Corp.	14,469
99,000	Lite-On Technology Corp.	139,685
274,169	Long Chen Paper Co. Ltd.	160,789
15,000	Longwell Co.	26,418
723	Lotes Co. Ltd.	5,135
12,545	Lumax International Corp. Ltd.	29,205

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
TAIWAN (continued)
8,000	Lung Yen Life Service Corp.	$15,884
2,000	Machvision, Inc.	27,427
250,000	Macronix International	194,519
66,213	Makalot Industrial Co. Ltd.	456,831
11,000	Materials Analysis Technology, Inc.	27,011
550,000	MediaTek, Inc.	5,271,491
57,039	Mercuries & Associates Holding Ltd.	32,309
65,280	Mercuries Life Insurance Co. Ltd.(a)	23,461
5,000	Merida Industry Co. Ltd.	29,137
12,285	Merry Electronics Co. Ltd.	70,760
36,404	Micro-Star International Co. Ltd.	101,118
18,036	Mirle Automation Corp.	29,224
9,000	MPI Corp.	20,500
4,000	Nak Sealing Technologies Corp.	9,349
10,000	Namchow Holdings Co. Ltd.	17,249
21,590	Nan Kang Rubber Tire Co. Ltd.	24,745
26,405	Nantex Industry Co. Ltd.	27,886
21,000	National Petroleum Co. Ltd.	29,419
60,997	Neo Solar Power Corp.(a)	20,782
12,426	Nichidenbo Corp.	23,460
13,000	Nien Hsing Textile Co. Ltd.	11,863
6,000	Nien Made Enterprise Co. Ltd.	47,080
448,387	Novatek Microelectronics Corp.	2,933,195
55,090	OptoTech Corp.	41,507
52,000	Orient Semiconductor Electronics Ltd.(a)	26,990
35,500	Oriental Union Chemical Corp.	29,898
21,384	Paiho Shih Holdings Corp.	33,239
36,453	Pan Jit International, Inc.(a)	32,182
51,000	Pan-International Industrial Corp.	43,557
4,000	Pharmally International Holding Co. Ltd.	27,745
6,000	Phison Electronics Corp.	56,508
6,000	Pixart Imaging, Inc.	19,214
24,000	Plotech Co. Ltd.	13,421
145,000	Pou Chen Corp.	176,399
1,086,200	Powertech Technology, Inc.	2,711,977
3,242	Poya International Co. Ltd.	39,301
221,377	President Securities Corp.	96,379
28,000	Primax Electronics Ltd.	57,347
202,370	Prince Housing & Development Corp.	73,018
26,000	Promate Electronic Co. Ltd.	27,270
9,000	Prosperity Dielectrics Co. Ltd.	20,411
4,172,520	Qisda Corp.	2,657,543
700	Qualipoly Chemical Corp.	668
123,309	Quintain Steel Co. Ltd.	32,371
724,008	Radiant Opto-Electronics Corp.	2,446,958
103,677	Radium Life Tech Co. Ltd.(a)	45,459
589,150	Realtek Semiconductor Corp.	3,994,630
45,771	Rechi Precision Co. Ltd.	38,306
Shares		Value
TAIWAN (continued)
15,000	Rexon Industrial Corp. Ltd.	$34,816
48,616	Rich Development Co. Ltd.	14,282
324,600	Ritek Corp.(a)	108,698
48,000	Roo Hsing Co. Ltd.(a)	21,472
26,640	Ruentex Development Co. Ltd.	36,592
38,000	Ruentex Industries Ltd.	90,824
12,000	Run Long Construction Co. Ltd.	25,733
60,268	Sampo Corp.	32,579
27,113	San Fang Chemical Industry Co. Ltd.	20,852
9,600	San Shing Fastech Corp.	16,911
48,080	Sanyang Motor Co. Ltd.	31,356
8,000	SDI Corp.	18,138
10,000	Senao International Co. Ltd.	11,518
21,000	Sercomm Corp.	46,308
26,674	Sesoda Corp.	22,537
9,000	Shan-Loong Transportation Co. Ltd.	8,767
52,087	Shih Wei Navigation Co. Ltd.(a)	15,884
16,104,359	Shin Kong Financial Holding Co. Ltd.	4,562,959
11,000	Shin Zu Shing Co. Ltd.	41,906
36,742	Shining Building Business Co. Ltd.(a)	12,075
42,000	Shinkong Insurance Co. Ltd.	52,793
100,314	Shinkong Synthetic Fibers Corp.	44,147
33,000	Shinkong Textile Co. Ltd.	45,167
5,000	Shiny Chemical Industrial Co. Ltd.	14,141
62,000	Sigurd Microelectronics Corp.	61,910
9,200	Simplo Technology Co. Ltd.	78,135
9,364	Sinbon Electronics Co. Ltd.	33,069
19,000	Sinher Technology, Inc.	30,631
47,000	Sino-American Silicon Products, Inc.	101,902
83,000	Sinon Corp.	50,642
11,000	Sinyi Realty, Inc.	11,198
36,000	Siward Crystal Technology Co. Ltd.	24,279
99,616	Solar Applied Materials Technology Co.(a)	60,530
117,000	Southeast Cement Co. Ltd.	61,569
3,000	St Shine Optical Co. Ltd.	56,049
15,762	Standard Foods Corp.	27,893
6,000	Sunny Friend Environmental Technology Co. Ltd.	51,107
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	25,860
46,245	Supreme Electronics Co. Ltd.	46,175
79,969	Sweeten Real Estate Development Co. Ltd.	69,395
3,750	Syncmold Enterprise Corp.	10,599
85,550	Synnex Technology International Corp.	106,753
12,000	Systex Corp.	26,384
46,088	TA Chen Stainless Pipe Co. Ltd.	65,475

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
TAIWAN (continued)
68,000	Ta Ya Electric Wire & Cable	$24,040
46,262	TA-I Technology Co. Ltd.	77,862
129,277	Taichung Commercial Bank Co. Ltd.	50,212
4,500	TaiDoc Technology Corp.	22,383
28,580	Taiflex Scientific Co. Ltd.	36,856
607,045	Tainan Spinning Co. Ltd.	236,854
7,140,862	Taishin Financial Holding Co. Ltd.	3,238,018
10,000	Taiwan Acceptance Corp.	37,408
236,302	Taiwan Business Bank	97,570
2,902,500	Taiwan Cement Corp.	3,947,830
2,000	Taiwan FamilyMart Co. Ltd.	14,311
35,320	Taiwan Fire & Marine Insurance Co. Ltd.	23,149
24,000	Taiwan FU Hsing Industrial Co. Ltd.	31,609
159,919	Taiwan Glass Industrial Corp.	63,979
32,081	Taiwan Hon Chuan Enterprise Co. Ltd.	51,518
74,324	Taiwan Land Development Corp.(a)	21,042
471	Taiwan Line Tek Electronic(a)	449
49,544	Taiwan Navigation Co. Ltd.	31,201
11,032	Taiwan Paiho Ltd.	27,014
36,000	Taiwan PCB Techvest Co. Ltd.	44,167
8,000	Taiwan Sakura Corp.	10,610
14,408	Taiwan Secom Co. Ltd.	40,286
16,000	Taiwan Semiconductor Co. Ltd.	28,939
20,010	Taiwan Shin Kong Security Co. Ltd.	24,773
26,500	Taiwan Styrene Monomer	21,473
23,875	Taiwan Surface Mounting Technology Corp.	45,223
51,469	Taiwan TEA Corp.	25,983
8,000	Taiwan Union Technology Corp.	29,204
7,935	TCI Co. Ltd.	118,465
118,000	Teco Electric and Machinery Co. Ltd.	88,424
4,400	Tehmag Foods Corp.	30,425
18,000	Test Research, Inc.	31,383
11,000	Thinking Electronic Industrial Co. Ltd.	29,703
56,100	Ton Yi Industrial Corp.	22,791
8,000	Tong Hsing Electronic Industries Ltd.	29,810
55,834	Tong Yang Industry Co. Ltd.	79,757
19,946	Tong-Tai Machine & Tool Co. Ltd.(a)	13,565
10,376	TOPBI International Holdings Ltd.	29,396
12,160	Topco Scientific Co. Ltd.	34,901
5,624	Topco Technologies Corp.	13,386
6,000	Topkey Corp.	26,965
33,344	Topoint Technology Co. Ltd.	21,814
27,000	TPK Holding Co. Ltd.	50,049
Shares		Value
TAIWAN (continued)
8,137	Transcend Information, Inc.	$18,436
29,000	Tripod Technology Corp.	93,113
12,942	TSRC Corp.	11,923
6,000	Ttet Union Corp.	20,576
116,315	Tung Ho Steel Enterprise Corp.	83,220
35,815	TXC Corp.	41,803
56,000	TYC Brother Industrial Co. Ltd.	49,568
5,113,160	UBS Shandong Nanshan Aluminum Co. Ltd. - A Shares(a)	1,905,624
23,000	U-Ming Marine Transport Corp.	24,082
3,099,000	Unimicron Technology Corp.	3,463,728
332,666	Union Bank of Taiwan	117,959
94,757	Unitech Printed Circuit Board Corp.	58,199
8,000	United Integrated Services Co. Ltd.	35,648
13,012,000	United Microelectronics Corp.	5,673,856
202,780	Universal Cement Corp.	130,600
9,588	Universal Microwave Technology, Inc.	31,228
130,840	UPC Technology Corp.	53,492
200,297	USI Corp.	76,881
39,000	Vanguard International Semiconductor Corp.	86,659
39,800	Ve Wong Corp.	33,268
16,000	Visual Photonics Epitaxy Co. Ltd.	43,805
3,000	Voltronic Power Technology Corp.	59,262
19,000	Wafer Works Corp.	24,109
17,000	Wah Lee Industrial Corp.	29,777
322,000	Walsin Lihwa Corp.	180,952
15,000	Walsin Technology Corp.	92,749
81,000	Walton Advanced Engineering, Inc.	29,396
60,300	Wan Hai Lines Ltd.	31,820
131,000	Waterland Financial Holdings Co. Ltd.	44,104
37,616	Weikeng Industrial Co. Ltd.	24,916
11,000	Well Shin Technology Co. Ltd.	19,243
24,460	Win Semiconductors Corp.	164,628
464,472	Winbond Electronics Corp.	241,904
83,646	Wisdom Marine Lines Co. Ltd.	79,591
4,565,512	Wistron Corp.	3,790,151
18,995	Wistron NeWeb Corp.	49,210
9,000	Wowprime Corp.	27,056
76,235	WPG Holdings Co. Ltd.	100,618
30,635	WT Microelectronics Co. Ltd.	40,476
7,204	Xxentria Technology Materials Corp.	18,245
366,124	Yang Ming Marine Transport Corp.(a)	104,035
103,489	YC Co. Ltd.	45,884
77,084	YC INOX Co. Ltd.	65,265
10,907	YeaShin International Development Co. Ltd.	6,697

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
TAIWAN (continued)
12,000	Yeong Guan Energy Technology Group Co. Ltd.	$31,811
179,624	YFY, Inc.	69,216
122,584	Yieh Phui Enterprise Co. Ltd.	37,391
13,000	Yonyu Plastics Co. Ltd.	15,214
23,110	Youngtek Electronics Corp.	34,598
119,000	Yulon Motor Co. Ltd.	75,154
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	33,282
64,000	Yungtay Engineering Co. Ltd.	133,603
4,000	Zeng Hsing Industrial Co. Ltd.	19,514
53,000	Zhen Ding Technology Holding Ltd.	189,616
68,000	Zig Sheng Industrial Co. Ltd.	19,580
23,000	Zinwell Corp.	17,092
		98,849,553
THAILAND — 0.2%
4,300	AEON Thana Sinsap Thailand Public Co. Ltd. - FOR	24,870
47,800	Amata Corp. Public Co. Ltd. - FOR	33,565
237,900	Asia Plus Group Holdings Securities Public Co. Ltd. - FOR	22,959
55,100	Bangchak Corp. Public Co. Ltd. - FOR	56,075
20,425	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	23,352
67,100	Bangkok Chain Hospital Public Co. Ltd. - FOR	38,266
26,500	Bangkok Insurance Public Co. Ltd. - FOR	268,956
1,118,900	Bangkok Land Public Co. Ltd. - FOR	55,038
248,500	Banpu Public Co. Ltd. - FOR	127,795
123,600	Beauty Community Public Co. Ltd. - FOR	26,933
131,800	BEC World Public Co. Ltd. - FOR(a)	37,185
152,700	BTS Group Holdings Public Co. Ltd. - FOR	56,465
691,508	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	41,220
17,100	Central Plaza Hotel Public Co. Ltd. - FOR	22,916
48,222	CH Karnchang Public Co. Ltd. - FOR	40,432
101,400	Chularat Hospital Public Co. Ltd. - FOR	6,231
238,800	CK Power Public Co. Ltd. - FOR	43,784
19,600	Com7 Public Co. Ltd. - FOR	12,112
411,800	Country Group Development Public Co. Ltd. - FOR(a)	14,067
49,000	Dhipaya Insurance Public Co. Ltd. - FOR	36,232
Shares		Value
THAILAND (continued)
376,500	Dynasty Ceramic Public Co. Ltd. - FOR	$24,306
104,100	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	37,176
404,800	Energy Earth Public Co. Ltd. - FOR(a)(b)(c)	3,472
113,800	Erawan Group Public Co. Ltd. (The) - FOR	24,796
117,700	Esso Thailand Public Co. Ltd. - FOR	40,928
63,000	Fabrinet(a)	3,812,760
31,100	GFPT Public Co. Ltd. - FOR	15,116
11,700	Global Power Synergy Public Co. Ltd. - FOR	22,831
79,600	Golden Land Property Development Public Co. Ltd. - FOR	20,691
32,500	Hana Microelectronics Public Co. Ltd. - FOR	33,137
148,800	Ichitan Group Public Co. Ltd. - FOR	18,367
27,675,000	IRPC Public Co. Ltd. - FOR	4,897,665
5,256,091	Italian-Thai Development Public Co. Ltd. - FOR(a)	385,434
183,800	Jasmine International Public Co. Ltd. - FOR	32,275
26,200	Kce Electronics Public Co. Ltd. - FOR	20,352
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	24,329
450,966	Khon Kaen Sugar Industry Public Co. Ltd. - FOR	42,410
18,500	Kiatnakin Bank Public Co. Ltd. - FOR	38,270
32,400	Krungthai Card Public Co. Ltd. - FOR	41,147
59,000	Land and Houses Public Co. Ltd. - FOR	20,715
66,200	Lanna Resources Public Co. Ltd. - FOR	23,651
260,300	LH Financial Group Public Co. Ltd. - FOR	12,149
73,000	LPN Development Public Co. Ltd. - FOR	16,005
51,900	Major Cineplex Group Public Co. Ltd. - FOR	46,362
158,600	MBK Public Co. Ltd. - FOR	104,429
54,500	MC Group Public Co. Ltd. - FOR	15,460
28,500	Mega Lifesciences Public Co. Ltd. - FOR	32,169
16,000	MK Restaurants Group Public Co. Ltd. - FOR	36,469
26,500	Muangthai Capital Public Co. Ltd. - FOR	42,818
10,000	PCS Machine Group Holding Public Co. Ltd. - FOR	2,179

60

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
THAILAND (continued)
82,500	Polyplex Public Co. Ltd. - FOR	$36,972
25,450	Precious Shipping Public Co. Ltd. - FOR(a)	6,629
519,200	Property Perfect Public Co. Ltd. - FOR	13,332
86,300	Pruksa Holding Public Co. Ltd. - FOR	50,834
75,400	PTG Energy Public Co. Ltd. - FOR	26,007
368,831	Quality Houses Public Co. Ltd. - FOR	34,225
13,400	Ratch Group PCL	26,162
139,969	Ratchthani Leasing Public Co. Ltd. - FOR	27,220
11,900	Robinson Public Co. Ltd. - FOR	21,730
159,700	Rojana Industrial Park Public Co. Ltd. - FOR	26,817
100,000	Samart Telcoms Public Co. Ltd. - FOR	28,204
486,000	Sansiri Public Co. Ltd. - FOR	21,769
476,076	SC Asset Corp. Public Co. Ltd. - FOR	45,020
8,420	Siam City Cement Public Co. Ltd. - FOR	57,244
154,369	Siam Future Development Public Co. Ltd. - FOR	30,226
60,400	Siamgas & Petrochemicals Public Co. Ltd. - FOR	19,683
48,100	Somboon Advance Technology Public Co. Ltd. - FOR	29,091
60,800	SPCG Public Co. Ltd. - FOR	34,291
62,860	Sri Trang Agro-Industry Public Co. Ltd. - FOR	25,808
14,966	Srisawad Corp. Public Co. Ltd. - FOR	25,706
719,500	Star Petroleum Refining Public Co. Ltd. - FOR	238,934
59,775	Supalai Public Co. Ltd. - FOR	41,360
564,700	Super Energy Corp. Public Co. Ltd. - FOR(a)	11,150
101,500	Syntec Construction Public Co. Ltd. - FOR	8,014
1,547,500	Tata Steel Thailand Public Co. Ltd. - FOR(a)	36,846
107,200	Thai Airways International Public Co. Ltd. - FOR(a)	42,677
15,000	Thai Central Chemical Public Co. Ltd. - FOR	13,513
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	87,659
40,900	Thai Union Group Public Co. Ltd. - FOR	24,220
51,100	Thai Vegetable Oil Public Co. Ltd. - FOR	43,202
122,200	Thaifoods Group Public Co. Ltd. - FOR	12,719
95,200	Thanachart Capital Public Co. Ltd.	158,161
Shares		Value
THAILAND (continued)
17,300	Thitikorn Public Co. Ltd. - FOR	$5,587
26,000	Tisco Financial Group Public Co. Ltd. - FOR	68,258
1,497,800	TMB Bank Public Co. Ltd. - FOR	94,740
165,000	TMT Steel PCL	30,496
42,800	Total Access Communication Public Co. Ltd. - FOR	68,054
70,100	Tpi Polene Power Public Co. Ltd. - FOR	13,609
390,200	TPI Polene Public Co. Ltd. - FOR	24,206
71,300	Unique Engineering & Construction Public Co. Ltd. - FOR	23,017
145,000	Univentures Public Co. Ltd. - FOR	28,643
184,700	Vanachai Group Public Co. Ltd. - FOR	32,706
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR	16,345
46,300	Vinythai Public Co. Ltd. - FOR	36,662
244,400	WHA Corp Public Co. Ltd. - FOR	33,530
		12,657,599
TURKEY — 0.4%
1	Akbank Turk AS(a)	1
8,854	Akcansa Cimento AS	9,561
7,460	Aksa Akrilik Kimya Sanayii AS	10,186
13,561	Anadolu Anonim Turk Sigorta Sirketi	9,426
22,924	Anadolu Cam Sanayii AS	11,809
1,332,894	Arcelik AS(a)	4,102,758
15,974	Cimsa Cimento Sanayi VE Ticaret AS(a)	17,577
9,433	Coca-Cola Icecek AS	50,100
2,967,359	Dogan Sirketler Grubu Holding AS(a)	528,017
5,111,863	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,295,684
11,895	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(a)	4,511
1,171,005	KOC Holding AS	3,183,627
15,694	Kordsa Teknik Tekstil AS	31,402
2,624	Koza Altin Isletmeleri AS(a)	18,737
10,253	Pegasus Hava Tasimaciligi As(a)	53,212
3,182,672	Petkim Petrokimya Holding AS(a)	2,387,619
16,564	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	8,996
24,259	Selcuk Ecza Deposu Ticaret ve Sanayi AS	16,326
3,332,966	Soda Sanayii AS	4,336,435
23,218	TAV Havalimanlari Holding AS	98,556
7,867	Tekfen Holding AS	35,139

61

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
TURKEY (continued)
7,135	Tofas Turk Otomobil Fabrikasi AS	$21,463
45,244	Trakya Cam Sanayii AS	24,059
129,832	Tupras Turkiye Petrol Rafinerileri AS	2,685,300
1,157,815	Turkcell Iletisim Hizmetleri AS	2,428,269
49,798	Turkiye Halk Bankasi AS	48,939
137,554	Turkiye Sinai Kalkinma Bankasi AS(a)	17,309
5,837	Turkiye Sise ve Cam Fabrikalari AS	5,973
128,611	Turkiye Vakiflar Bankasi TAO - Class D	87,356
7,755	Ulker Biskuvi Sanayi AS	24,728
9,082	Vestel Elektonik Sanayi ve Ticaret AS(a)	18,254
		21,571,329
UKRAINE — 0.0%
4,290	Kernel Holding SA	59,588
UNITED ARAB EMIRATES — 0.0%
3,873,881	Dana Gas PJSC	1,009,777
20,000	Gulf Marine Services Plc(a)	3,200
29,465	Lamprell Plc(a)	25,459
2,273	Nmc Health PLC	83,937
		1,122,373
UNITED KINGDOM — 4.2%
4,469	4imprint Group Plc	156,112
7,795	A.G. Barr Plc	86,545
11,630	AA Plc	11,260
19,388	Acacia Mining Plc(a)	37,151
673,862	Adaptimmune Therapeutics Plc - ADR(a)(c)	3,234,538
11,810	Admiral Group Plc	340,179
20,973	Advanced Medical Solutions Group Plc	90,270
140,373	Aggreko Plc	1,564,912
2,184	Alstria Office REIT AG, REIT	90,391
385,420	Amerisur Resources PLC(a)	64,625
3,987	Anglo-Eastern Plantations Plc	27,426
4,270	Arrow Global Group PLC	10,737
16,097	Ashmore Group Plc	96,582
92,817	ASOS Plc(a)	4,759,669
50,831	Assura Plc REIT	39,546
20,958	Augean PLC(a)	25,148
37,432	Auto Trader Group Plc	276,711
2,321	Aveva Group Plc	101,413
2,531	Avon Rubber Plc	48,700
36,931	B&M European Value Retail SA	190,390
40,977	Babcock International Group Plc	281,293
30,182	Balfour Beatty Plc	99,079
111,469	Barratt Developments Plc	876,910
55,304	BBA Aviation Plc	196,530
12,864	Beazley Plc	96,932
Shares		Value
UNITED KINGDOM (continued)
17,049	Bellway Plc	$692,317
12,486	Berkeley Group Holdings Plc	612,522
11,689	Biffa PLC	36,201
26,873	Bloomsbury Publishing Plc	83,261
51,324	Bodycote Plc	575,000
244,884	Bovis Homes Group Plc	3,550,518
5,261	Braemar Shipping Services Plc	13,199
46,606	Brewin Dolphin Holdings Plc	199,379
152,692	Britvic Plc	1,822,830
26,025	BTG Plc(a)	283,731
26,197	Capita Plc(a)	43,671
14,753	Capital & Counties Properties Plc	46,650
23,025	Carclo Plc(a)	7,121
22,288	Card Factory Plc	59,647
3,919	CareTech Holdings Plc	17,062
87,391	Carillion Plc(a)(b)	0
33,252	Chemring Group Plc	66,721
12,180	Chesapeake Lodging Trust, REIT	3,814
36,195	Chesnara Plc	173,286
43,980	Cineworld Group Plc	182,504
29,064	Circassia Pharmaceuticals Plc(a)	12,003
3,546	City Of London Investment Group PLC	19,254
1,435	Clarkson Plc	48,607
23,312	Close Brothers Group Plc	472,649
3,850	CLS Holdings Plc	12,092
14,367	CMC Markets Plc	14,682
124,115	Cobham Plc(a)	187,138
8,638	Codemasters Group Holdings PLC(a)	25,750
68,029	Computacenter Plc	1,071,994
44,829	Concentric AB	718,842
9,256	Consort Medical Plc	111,524
90,414	Convatec Group PLC	163,757
18,079	Costain Group Plc	75,844
20,936	Countryside Properties PLC	92,736
11,704	Craneware Plc	408,115
1,472	Cranswick Plc	55,699
27,001	Crest Nicholson Holdings Plc	135,727
51,561	Cybg PLC	136,814
22,893	D4t4 Solutions PLC	79,133
3,863	Daily Mail & General Trust PLC	33,137
160,845	Dart Group Plc	1,956,463
176,276	De La Rue Plc	1,015,413
28,775	Devro Plc	74,631
52,504	DFS Furniture Plc	172,246
1,816	Dialight Plc(a)	11,657
181,705	Dialog Semiconductor Plc(a)	7,069,108
1,741	Dignity Plc	16,182
4,932	Diploma Plc	103,141
146,797	Direct Line Insurance Group Plc	631,676
7,062	DiscoverIE Group Plc	39,228
152,729	Dixons Carphone Plc	289,546

62

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
9,492	Domino’s Pizza Group Plc	$33,196
2,382,205	Drax Group Plc	10,609,785
128,108	DS Smith Plc	598,349
25,794	Dunelm Group Plc	287,848
14,803	easyJet Plc	224,294
1,386,749	EI Group Plc(a)	3,846,337
47,203	Eland Oil & Gas PLC(a)	77,053
23,892	Electrocomponents Plc	201,466
15,304	Elementis Plc	32,535
80,735	EMIS Group Plc	1,178,497
51,185	EnQuest Plc(a)	14,276
18,043	Equiniti Group Plc	50,576
15,506	Essentra Plc	85,517
40,540	Euromoney Institutional Investor Plc	650,016
88,420	FDM Group Holdings PLC	1,128,966
1,761	Fevertree Drinks PLC	72,407
855,189	Firstgroup Plc(a)	1,233,900
3,059	Fuller Smith & Turner Plc - Class A	46,006
2,811	Future PLC	31,073
77,742	G4S Plc	219,724
29,391	Galliford Try Plc	208,340
2,088	Games Workshop Group Plc	113,431
39,947	Gem Diamonds Ltd.(a)	46,918
3,804	Genel Energy Plc(a)	11,444
235,082	Genus Plc(c)	7,402,726
107,471	Go-Ahead Group Plc	2,721,190
320	Goodwin Plc	12,952
176,287	Great Portland Estates Plc, REIT	1,737,304
512,919	Greene King Plc	4,295,654
319,183	Greggs Plc	7,495,978
383	Growthpoint Properties Ltd., REIT	4,293
532,668	Gulf Keystone Petroleum Ltd.(a)	1,766,631
7,003	Gym Group Plc (The)	21,003
2,745	H&R Real Estate Investment Trust, REIT	37,325
300,491	Halfords Group Plc	916,691
7,798	Halma Plc	183,485
40,132	Hansteen Holdings Plc REIT	49,179
31,732	Hastings Group Holdings PLC	79,086
415,271	Hays Plc	823,266
84,186	Headlam Group Plc	471,547
3,903	Helical Plc	17,542
14,425	Henry Boot Plc	52,810
9,062	Hill & Smith Holdings Plc	150,779
632	Hilton Food Group Plc	8,389
30,154	Hollywood Bowl Group Plc	94,248
19,596	HomeServe Plc	277,739
20,642	Howden Joinery Group Plc	137,081
38,276	Hunting Plc	294,161
34,584	Huntsworth Plc	40,229
45,269	Ibstock Plc	154,291
237,195	IG Group Holdings Plc	1,577,871
Shares		Value
UNITED KINGDOM (continued)
13,193	IMI Plc	$181,187
234,887	Inchcape Plc	1,885,773
243,011	Indivior Plc(a)	121,402
6,080	InfraREIT, Inc., REIT	74,729
57,563	Inmarsat Plc	410,358
391,438	IntegraFin Holdings Plc	2,016,501
243,885	International Personal Finance Plc	581,051
30,385	IQE Plc(a)	31,633
60,335	ITE Group Plc	57,295
138,824	ITV Plc	247,889
154,527	J D Wetherspoon Plc	2,758,206
163,034	J Sainsbury Plc	473,653
5,656	Jackpotjoy Plc(a)	52,571
17,318	James Fisher & Sons Plc	446,351
542,377	JD Sports Fashion Plc	4,458,449
15,332	John Laing Group Plc	76,977
38,489	John Wood Group Plc	235,967
5,298	Johnson Matthey Plc	231,123
91,588	Johnson Service Group Plc	181,672
31,314	Jupiter Fund Management Plc	153,669
13,864	Just Eat Plc(a)	126,745
1,730,164	Just Group Plc	1,545,592
43,128	Kainos Group PLC	297,418
14,083	KAZ Minerals Plc	119,415
27,403	KCOM Group Plc	34,971
9,161	Keller Group Plc	84,114
20,780	Kier Group Plc	101,998
127,846	Kingfisher Plc	440,838
9,550	Lancashire Holdings Ltd.	85,811
1,719	Liontrust Asset Management Plc	15,219
49,700	LivaNova Plc(a)	3,423,833
19,247	Londonmetric Property Plc REIT	50,803
268,222	Lookers Plc	316,783
18,531	LSL Property Services Plc	64,438
172,925	Man Group Plc	354,337
112,369	Marks & Spencer Group Plc	419,166
95,555	Marshalls Plc	804,284
761,751	Marston’s Plc	1,011,119
579,795	Mcbride Plc(a)(b)(c)	756
38,653	McBride Plc	54,140
39,206	McCarthy & Stone Plc	65,449
13,685	McColl’s Retail Group Plc	15,318
32,018	Mears Group Plc	100,050
98,569	Meggitt Plc	701,401
91,682	Merlin Entertainments Plc	438,432
15,813	Micro Focus International PLC	399,578
28,698	Millennium & Copthorne Hotels Plc	167,114
18,467	Mitchells & Butlers Plc(a)	61,581
22,140	Mitie Group Plc	37,895
8,696	MJ Gleeson PLC	94,722
294,379	Moneysupermarket.com Group Plc	1,398,273
13,096	Morgan Advanced Materials Plc	47,695

63

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
8,624	Morgan Sindall Group Plc	$147,548
1,709	Mortgage Advice Bureau Holdings Ltd.	12,929
39,656	Mothercare Plc(a)	10,470
13,475	N Brown Group Plc	18,995
7,073	NAHL Group PLC	10,797
810,248	National Express Group Plc	4,344,392
11,757	NCC Group Plc	26,778
18,711	Non-Standard Finance PLC	12,940
37,848	Northgate Plc	181,375
10,594	Northview Apartment Real Estate Investment Trust, REIT	44,573
8,620	Numis Corp. Plc	31,038
2,830,105	Ocado Group Plc(a)(c)	50,382,623
7,160	On The Beach Group PLC	42,724
209,433	Onesavings Bank Plc	1,190,808
5,900	Oxford Biomedica Plc(a)	53,812
104,200	Oxford Immunotec Global PLC(a)	1,691,166
7,632	Oxford Instruments Plc	115,663
55,394	Oxford Metrics PLC	69,723
58,699	Pagegroup Plc	412,668
61,776	Paragon Banking Group PLC	369,998
5,827	Patisserie Holdings Plc(b)(c)	76
12,140	PayPoint Plc	159,620
301,929	Pendragon Plc	90,481
7,261	Pennon Group Plc	70,935
12,171	Petrofac Ltd.	70,264
128,305	Pets at Home Group Plc	253,958
117,571	Phoenix Group Holdings PLC	1,111,336
19,902	Photo-Me International Plc	23,661
10,300	Polar Capital Holdings Plc	79,034
15,265	Polypipe Group Plc	87,521
1,318	Porvair Plc	9,652
76,105	Premier Foods Plc(a)	35,165
118,952	Premier Oil Plc(a)	154,255
7,500	Provident Financial Plc(a)	52,069
30,200	PZ Cussons Plc	80,801
73,936	QinetiQ Group Plc	291,266
33,811	Rank Group Plc	70,599
166,048	Redde Plc	261,065
524,152	Redrow PLC	4,219,042
21,378	Renewi Plc	9,247
114,343	Renishaw Plc(c)	6,752,532
51,232	Renold Plc(a)	22,691
3,020,014	Rentokil Initial Plc	15,390,659
78,797	Restaurant Group Plc (The)	148,195
6,636	Ricardo Plc	66,636
1,481,504	Rightmove Plc	10,475,883
12,337	RM Plc	37,083
27,188	Robert Walters Plc	209,253
33,596	Rotork Plc	137,029
114,582	Royal Mail Plc	378,075
128,548	RPC Group Plc	1,324,930
186,967	RPS Group Plc	473,221
55,384	RSA Insurance Group Plc	392,624
Shares		Value
UNITED KINGDOM (continued)
45,640	Safestore Holdings Plc REIT	$383,561
108,048	Saga Plc	83,093
7,386	Sage Group Plc (The)	70,013
8,871	Savills Plc	104,569
42,589	SDL Plc	292,684
23,616	Senior Plc	71,462
955,480	Serco Group Plc(a)	1,554,147
58,311	Severfield Plc	57,863
4,628	Severn Trent Plc	123,191
9,238	Shoe Zone PLC	25,308
171,587	SIG Plc	339,474
2,708	Smart Metering Systems Plc	17,452
13,418	Smiths Group Plc	267,147
108,063	Soco International Plc	106,088
78,656	Softcat PLC	932,338
16,240	Sopheon Plc	241,750
3,283	Spectris Plc	117,962
155,677	Speedy Hire Plc	119,771
3,611	Spirax-Sarco Engineering Plc	389,330
5,903	Spire Healthcare Group PLC	10,332
373,539	Spirent Communications Plc	772,626
15,991	Sportech Plc(a)	6,457
27,332	Sports Direct International Plc(a)	106,289
365,342	SSP Group Plc	3,320,753
16,739	St. James’s Place Plc	245,651
180,151	St. Modwen Properties Plc	966,829
5,941	Staffline Group Plc	68,375
964,432	Stagecoach Group Plc	1,657,596
995	Stallergenes Greer Plc(a)	41,017
71,021	Sthree Plc	279,322
7,112	Stobart Group Ltd.	13,812
19,091	Stock Spirits Group Plc	56,059
17,015	Stolt-Nielsen Ltd.	213,263
20,017	Subsea 7 SA	254,305
9,436	Superdry Plc	63,634
556,151	Synthomer Plc	3,045,644
44,779	Talktalk Telecom Group Plc	72,552
852,546	Tate & Lyle Plc	8,544,898
333,945	Taylor Wimpey Plc	791,721
2,195	Ted Baker Plc	46,154
3,048	Telecom Plus Plc	56,156
6,416	Topps Tiles Plc	6,306
10,729	Torm PLC(a)	85,048
65,712	TP ICAP Plc	241,245
6,093	Tracsis Plc	52,044
30,645	Travis Perkins Plc	559,172
16,317	Trifast Plc	51,509
120,482	Trinity Mirror Plc	116,115
24,078	TT Electronics Plc	77,721
197,617	Tullow Oil Plc(a)	579,438
4,704	Tyman PLC	15,629
30,872	U & I Group Plc	72,001
7,942	Ultra Electronics Holdings Plc	165,192
17,315	UNITE Group Plc (The), REIT	134,342
14,160	United Utilities Group Plc	153,608

64

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
2,718	Urban & Civic PLC	$10,292
201,816	Vectura Group Plc(a)	192,048
81,509	Vesuvius Plc	657,604
157,490	Victrex Plc	5,009,631
10,169	Vitec Group Plc (The)	153,873
4,601	Volution Group Plc	10,406
512	Vp Plc	5,306
70,207	Watkin Jones PLC	204,673
9,784	Weir Group Plc (The)	212,654
3,375	WH Smith Plc	90,296
28,357	William Hill Plc	59,570
15,003	Wilmington Plc	39,162
9,147	Wincanton Plc	29,425
294,308	Wm Morrison Supermarkets Plc	829,544
3,039	Workspace Group Plc REIT	39,199
599,920	Xaar Plc(c)	760,237
15,974	YouGov Plc	93,776
244	Young & Co.’s Brewery PLC - Class A	5,651
2,976	Zeal Network SE	67,710
		254,729,372
UNITED STATES — 54.4%
81,100	1-800-Flowers.com, Inc. - Class A(a)	1,726,619
8,700	1st Constitution Bancorp	163,385
32,500	1st Source Corp.	1,521,975
645,200	A.O. Smith Corp.	33,918,164
135,300	ACI Worldwide, Inc.(a)	4,805,856
15,700	ACNB Corp.	594,559
24,800	Acushnet Holdings Corp.	625,208
27,800	Addus HomeCare Corp.(a)	1,887,620
730,318	Aduro Biotech, Inc.(a)	2,987,001
238,997	Advance Auto Parts, Inc.	39,749,981
150,200	Advanced Disposal Services, Inc.(a)	4,857,468
98,500	Advanced Drainage Systems, Inc.	2,762,925
131,745	Aerovironment, Inc.(a)	9,032,437
88,000	AG Mortgage Investment Trust, Inc. REIT	1,505,680
58,500	Agilysys, Inc.(a)	1,119,105
148,423	AGNC Investment Corp. REIT	2,640,445
22,489	Alacer Gold Corp.(a)	59,592
310,800	Alexander’s, Inc., REIT	1,302,252
2,132	Alico, Inc.	59,227
62,000	ALLETE, Inc.	5,049,900
274,997	Alnylam Pharmaceuticals, Inc.(a)	24,568,232
500,000	Altra Industrial Motion Corp.	18,745,000
71,526	Ambarella, Inc.(a)	3,584,883
9,000	Amedisys, Inc.(a)	1,150,380
90,100	American Assets Trust, Inc., REIT	4,161,719
7,700	American National Bankshares, Inc.	291,213
Shares		Value
UNITED STATES (continued)
19,600	American Public Education, Inc.(a)	$627,200
102,500	American Software, Inc. - Class A	1,327,375
62,900	American States Water Co	4,476,593
6,500	America’s Car-Mart, Inc.(a)	643,825
47,700	AMERISAFE, Inc.	2,824,794
98,500	Amphastar Pharmaceuticals Inc(a)	2,126,615
98,100	AngioDynamics, Inc.(a)	2,014,974
21,700	ANI Pharmaceuticals, Inc.(a)	1,540,266
319,244	Annaly Capital Management, Inc. REIT	3,221,172
232,522	ANSYS, Inc.(a)	45,527,808
3,408	Anworth Mortgage Asset Corp., REIT	1,293,779
847,282	Apergy Corp.(a)	33,628,623
175,925	Apollo Commercial Real Estate Finance, Inc. REIT	3,296,835
29,400	Appfolio, Inc. - Class A(a)	2,855,034
170,413	Appian Corp.(a)	6,150,205
31,900	Applied Industrial Technologies, Inc.	1,912,086
375,412	AptarGroup, Inc.(c)	41,760,831
80,300	Arbor Realty Trust, Inc. REIT	1,096,898
36,300	Arch Coal, Inc. - Class A	3,520,374
88,600	Ares Commercial Real Estate Corp. REIT	1,346,720
19,200	Argonaut Gold, Inc.(a)	24,794
144,700	Armada Hoffler Properties, Inc. REIT	2,336,905
10,902	Arrow Financial Corp.	366,852
18,400	Artesian Resources Corp. - Class A	667,552
48,600	Asbury Automotive Group, Inc.(a)	3,896,748
14,200	Aspen Technology, Inc.(a)	1,731,122
14,500	ATN International Inc.	885,225
67,300	AtriCure, Inc.(a)	2,020,346
5,940	Atrion Corp.	5,227,200
565,000	Avanos Medical, Inc.(a)	23,701,750
1,545,418	Axalta Coating Systems Ltd.(a)	41,695,378
215,200	AxoGen, Inc.(a)	5,052,896
109,192	Axon Enterprise, Inc.(a)	6,933,692
713,100	B&G Foods, Inc.	18,540,600
50,300	Balchem Corp.	5,105,953
34,100	BancFirst Corp.	1,923,240
27,000	Bank of Commerce Holdings	292,140
22,000	Bank of Marin Bancorp	931,700
49,700	BankFinancial Corp.	745,997
62,300	Banner Corp.	3,303,146
300,000	Barnes Group, Inc.	16,686,000
22,100	Barrett Business Sevices, Inc.	1,610,206
27,600	BCB Bancorp, Inc.	364,872
169,971	Benefitfocus, Inc.(a)	6,922,919
30,100	BG Staffing, Inc.	703,437
124,600	Big Yellow Group Plc, REIT	3,531,164

65

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
5,665	Bizlink Holding, Inc.	$36,744
81,319	BJ’s Restaurants, Inc.	4,058,631
68,100	Black Hills Corp.	4,954,956
302,800	Blackbaud, Inc.	24,009,012
506,795	Blackline, Inc.(a)	25,887,089
268,239	Bloomin’ Brands, Inc.	5,362,098
45,300	Bluerock Residential Growth REIT, Inc.	507,813
47,400	Boston Beer Co., Inc. (The) - Class A(a)	14,694,474
17,100	Bottomline Technologies de, Inc.(a)	864,747
22,400	Braemar Hotels & Resorts REIT, Inc.	311,360
197,830	Brinker International, Inc.	8,461,189
31,800	British Land Co. Plc (The), REIT	2,576,436
114,400	Brookline Bancorp, Inc.	1,721,720
7,500	BRT Apartments Corp. REIT	105,225
222,700	Bryn Mawr Bank Corp.	8,482,643
1,889	Burford Capital Ltd.	40,419
5,600	Byline Bancorp, Inc.(a)	112,111
5,440	C&F Financial Corp.	263,839
5,200	CACI International, Inc. - Class A(a)	1,013,688
11,500	Calavo Growers, Inc.	1,101,815
75,900	Cal-Maine Foods, Inc.	3,120,249
3,000	Cambridge Bancorp	251,549
10,200	Camden National Corp.	448,596
155,000	Cantel Medical Corp.	10,685,700
23,600	Capital City Bank Group, Inc.	541,384
95,500	Capstead Mortgage Corp. REIT	820,345
505,000	Cardiovascular Systems, Inc.(a)	17,947,700
54,900	Carriage Services, Inc.	963,495
97,500	Carrols Restaurant Group, Inc.(a)	956,475
37,400	Casella Waste Systems, Inc. - Class A(a)	1,395,768
44,620	Cass Information Systems, Inc.	2,201,105
360,000	Catalent, Inc.(a)	16,135,200
78,900	Cato Corp. - Class A	1,196,124
137,000	CBIZ, Inc.(a)	2,645,470
319,200	CDW Corp.	33,707,520
30,000	Central Garden & Pet Co. - Class A(a)	734,400
10,400	Central Garden & Pet Co. - Class A(a)	280,591
20,900	Central Valley Community Bancorp	427,614
1,200	Century Bancorp, Inc. - Class A	110,003
85,034	CEVA, Inc.(a)	2,142,006
95,100	ChannelAdvisor Corp.(a)	1,117,425
50,100	Chase Corp.	4,692,867
129,300	Chatham Lodging Trust REIT	2,545,917
182,290	Cheesecake Factory, Inc. (The)	9,045,230
432,109	Chegg, Inc.(a)	15,404,686
6,200	Chemed Corp.	2,026,036
Shares		Value
UNITED STATES (continued)
12,000	Chemung Financial Corp.	$568,560
57,000	Cherry Hill Mortgage Investment Corp. REIT	983,820
44,100	Chesapeake Utilities Corp.	4,085,424
11,100	Chuy’s Holdings, Inc.(a)	220,779
98,166	Cinemark Holdings, Inc.	4,127,880
28,800	Cision Ltd.(a)	347,328
46,200	Citi Trends, Inc.	855,162
17,700	City Holding Co.	1,405,026
21,900	CNB Financial Corp.	623,712
11,800	Coca-Cola Bottling Co. Consolidated	3,835,354
635,690	Codexis, Inc.(a)(c)	12,523,093
82,100	Cogent Communications Group, Inc.	4,534,383
17,200	Columbia Sportswear Co.	1,719,484
190,000	Community Bank System, Inc.	12,627,400
2,600	Community Financial Corp. (The)	79,611
43,600	Community Trust Bancorp, Inc.	1,842,100
66,800	CommVault Systems, Inc.(a)	3,513,680
52,500	Computer Programs & Systems, Inc.	1,595,475
389,800	CONMED Corp.	31,195,694
182,394	Cooper Cos., Inc.	52,879,668
731,915	CoreLogic, Inc.(a)(c)	29,723,068
42,300	Core-Mark Holding Co., Inc.	1,537,605
40,800	Corenergy Infrastructure Trust, Inc., REIT	1,541,832
55,200	Cornerstone OnDemand, Inc.(a)	3,016,680
26,500	CorVel Corp.(a)	1,902,700
6,617	Cott Corp.	102,537
135,300	Covanta Holding Corp.	2,444,871
27,700	CRA International, Inc.	1,442,616
58,437	Cracker Barrel Old Country Store, Inc.	9,860,659
29,500	CryoLife, Inc.(a)	904,470
86,700	CSG Systems International, Inc.	3,871,155
12,700	CSW Industrials, Inc.	761,365
18,900	CTS Corp.	566,055
41,500	Culp, Inc.	851,580
525,000	CVB Financial Corp.	11,392,500
48,556	Darden Restaurants, Inc.	5,710,186
129,200	Darling Ingredients, Inc.(a)	2,817,852
69,100	Dave & Buster’s Entertainment, Inc.	3,927,644
2,600	Deckers Outdoor Corp.(a)	411,346
111,400	Del Taco Restaurants, Inc.(a)	1,119,570
232,422	Denny’s Corp.(a)	4,327,698
104,499	DexCom, Inc.(a)	12,651,694
163,678	Digimarc Corp.(a)(c)	4,875,968
15,400	DineEquity, Inc.	1,365,364
34,700	Diodes, Inc.(a)	1,263,774
18,700	Donegal Group, Inc. - Class A	252,449
520,120	Dover Corp.	50,992,565
34,600	Ducommun, Inc.(a)	1,404,068

66

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
207,800	Dynex Capital, Inc. REIT	$1,267,580
6,000	Eastern Co. (The)	171,959
26,900	EastGroup Properties, Inc. REIT	3,075,477
5,000	Edgewell Personal Care Co.(a)	206,149
22,300	El Paso Electric Co.	1,362,753
78,400	El Pollo Loco Holdings, Inc.(a)	1,001,952
820,000	Elf Beauty, Inc.(a)	10,487,800
14,700	EMC Insurance Group, Inc.	472,017
26,100	EMCOR Group, Inc.	2,196,054
77,400	Employers Holdings, Inc.	3,322,008
27,100	Encompass Health Corp.	1,746,595
6,600	Ennis, Inc.	133,187
81,600	Ensign Group, Inc. (The)	4,204,032
11,300	Entegra Financial Corp.(a)	333,350
3,800	Enterprise Bancorp, Inc.	120,573
32,100	Enterprise Financial Services Corp.	1,365,534
180,000	Envestnet, Inc.(a)	12,778,200
9,400	EPAM Systems, Inc.(a)	1,685,984
8,785	Epsilon Energy Ltd. - Canada(a)	37,246
123,801	Equity Commonwealth REIT	3,936,872
1,200	Escalade, Inc.	14,447
9,800	ESSA Bancorp, Inc.	150,037
107,000	Essent Group Ltd.(a)	5,077,150
3,900	Evans Bancorp, Inc.	143,285
201,240	Evolent Health, Inc. - Class A(a)	2,726,802
290,000	Evoqua Water Technologies Corp.(a)	3,949,800
123,257	Exact Sciences Corp.(a)	12,164,233
87,800	Exantas Capital Corp. REIT	961,410
8,500	ExlService Holdings, Inc.(a)	504,900
23,100	Exponent, Inc.	1,307,922
9,400	Fair Isaac Corp.(a)	2,629,650
16,800	Farmer Brothers Co.(a)	338,688
7,700	Farmers National Banc Corp.	110,803
89,147	FARO Technologies, Inc.(a)	5,014,519
28,300	FedNat Holding Co.	460,441
59,300	Fiesta Restaurant Group, Inc.(a)	750,738
47,700	Financial Institutions, Inc.	1,311,750
57,400	First Bancorp	2,176,034
2,400	First Bancshares, Inc. (The)	74,111
1,700	First Bank/Hamilton NJ	19,397
97,100	First Busey Corp.	2,509,064
18,600	First Business Financial Services, Inc.	428,358
4,400	First Citizens BancShares, Inc. - Class A	1,972,300
11,800	First Community Bankshares Inc.	410,168
59,000	First Defiance Financial Corp.	1,741,090
16,100	First Financial Corp.	662,837
200	First Guaranty Bancshares, Inc.	4,289
79,300	First Interstate BancSystem, Inc. - Class A	3,351,218
Shares		Value
UNITED STATES (continued)
11,600	First Mid-Illinois Bancshares, Inc.	$400,084
800	First Savings Financial Group, Inc.	46,479
95,700	First Solar, Inc.(a)	5,888,421
24,600	FirstCash, Inc.	2,402,928
6,700	FONAR Corp.(a)	132,927
33,000	Forrester Research, Inc.	1,678,380
16,000	Forward Air Corp.	1,013,120
78,200	Fresh Del Monte Produce, Inc.	2,307,682
118,245	Freshpet, Inc.(a)	5,280,822
9,200	FS Bancorp, Inc.	475,548
73,662	FTI Consulting, Inc.(a)	6,259,797
10,000	GCS Holdings, Inc.	19,656
250,000	German American Bancorp, Inc.	7,462,500
89,800	Getty Realty Corp. REIT	2,912,214
91,100	Gladstone Commercial Corp. REIT	1,981,425
62,400	Global Brass & Copper Holdings, Inc.	2,707,536
132,700	Global Net Lease REIT, Inc.	2,530,589
84,500	Globus Medical, Inc. - Class A(a)	3,810,105
201,100	Gold Resource Corp.	736,026
11,600	Great Ajax Corp. REIT	166,111
27,100	Great Lakes Dredge & Dock Corp.(a)	277,233
32,500	Great Southern Bancorp, Inc.	1,883,375
209,412	GrubHub, Inc.(a)	13,986,627
17,800	Guaranty Bancshares, Inc.	499,646
131,768	Gulfport Energy Corp.(a)	863,080
131,865	H&R Block, Inc.	3,588,047
78,000	Hackett Group, Inc. (The)	1,197,300
41,900	Haemonetics Corp.(a)	3,657,032
30,400	Hancock Holding Co.	1,329,696
306,135	Harris Corp.	51,583,748
63,700	Haverty Furniture Cos., Inc.	1,517,334
32,400	Hawkins, Inc.	1,195,884
365,000	HB Fuller Co.	17,874,050
73,200	HealthStream, Inc.(a)	1,916,376
37,600	Heartland Financial USA, Inc.	1,688,240
53,600	Heidrick & Struggles International, Inc.	1,917,808
118,010	Helen of Troy Ltd.(a)	16,993,440
7,000	Hemisphere Media Group, Inc.(a)	102,269
7,800	Heritage Commerce Corp.	97,655
37,300	Heritage Insurance Holdings, Inc.	508,772
20,500	Heritage-Crystal Clean, Inc.(a)	588,965
58,700	Hersha Hospitality Trust REIT	1,090,059
18,800	Heska Corp.(a)	1,460,008
80,100	Hillenbrand, Inc.	3,445,902
12,000	Home Bancorp, Inc.	439,680
48,500	HomeTrust Bancshares, Inc.	1,229,960
1,945,000	Hostess Brands, Inc.(a)	26,063,000

67

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
13,600	Hurco Cos., Inc.	$534,888
58,100	Huron Consulting Group, Inc.(a)	2,807,973
45,200	ICF International, Inc.	3,519,724
7,300	ICU Medical, Inc.(a)	1,660,750
52,600	IDACORP, Inc.	5,208,452
217,530	IDEX Corp.	34,078,250
29,900	Immersion Corp.(a)	282,555
235,000	Independent Bank Corp.	18,854,050
78,700	Independent Bank Corp.	1,694,411
13,700	Industrial Logistics Properties Trust REIT	271,945
46,400	Information Services Group, Inc.(a)	165,183
330,109	Ingredion, Inc.	31,277,828
215,000	Innospec, Inc.	18,236,300
73,600	Insight Enterprises, Inc.(a)	4,164,288
145,000	Insulet Corp.(a)	12,506,250
51,000	Integer Holdings Corp.(a)	3,523,590
582,100	Integra LifeScience Holdings Corp.(a)	30,379,799
4,900	Inter Parfums, Inc.	355,201
16,300	InterDigital, Inc.	1,065,857
8,700	International Speedway Corp. - Class A	383,844
248,900	Invesco Mortgage Capital, Inc., REIT	4,062,048
54,800	Investors Bancorp Inc.	643,900
35,200	Investors Real Estate Trust, REIT	2,121,856
1,600	Investors Title Co.	270,271
58,509	IPG Photonics Corp.(a)	10,223,278
116,929	iRobot Corp.(a)	12,106,829
61,500	J & J Snack Foods Corp.	9,666,570
24,400	J Alexander’s Holdings, Inc.(a)	268,155
86,311	j2 Global, Inc.	7,562,570
58,503	Jabil, Inc.	1,767,376
126,115	JM Smucker Co. (The)	15,465,482
28,900	John B. Sanfilippo & Son, Inc.	2,083,979
230,000	John Bean Technologies Corp.	25,251,700
475,000	John Wiley & Sons, Inc. - Class A	21,935,500
23,143	Juniper Networks, Inc.	642,681
92,950	Jurong Technologies Industrial Corp. Ltd.(a)(b)	0
135,503	K12, Inc.(a)	4,081,350
63,000	Kaman Corp.	3,900,330
1,068,655	KAR Auction Services, Inc.	60,357,634
90,300	Kelly Services, Inc. - Class A	2,010,078
11,800	Kemper Corp.	1,060,584
64,200	Kforce, Inc.	2,312,484
20,800	Kimball Electronics, Inc.(a)	314,704
7,300	Kingstone Cos, Inc.	84,753
1,953	Kingsway Financial Services, Inc.(a)	4,394
48,500	Kinsale Capital Group, Inc.	3,521,100
Shares		Value
UNITED STATES (continued)
103,394	KKR Real Estate Finance Trust, Inc. REIT	$2,085,457
199,055	Laboratory Corp of America Holdings(a)	31,832,876
129,475	Ladder Capital Corp. REIT	2,252,865
39,505	Lancaster Colony Corp.	5,874,789
92,500	Landec Corp.(a)	972,175
112,700	Laureate Education, Inc. - Class A(a)	1,773,898
23,800	LCNB Corp.	404,600
37,000	LeMaitre Vascular, Inc.	1,068,560
110,579	Lendingtree, Inc.(a)	42,553,011
113,000	Lexington Realty Trust REIT	1,024,910
8,300	LHC Group, Inc.(a)	922,213
70,000	Liberty Expedia Holdings, Inc. - Class A(a)	3,249,400
1,800	Lithia Motors, Inc. - Class A	204,335
185,000	LogMeln, Inc.	15,244,000
50,400	Ltc Properties, Inc. REIT	2,271,024
167,858	Luminex Corp.	3,828,841
242,660	Lydall, Inc.(a)	5,971,863
43,816	Magellan Health Services, Inc.(a)	3,067,120
68,600	ManTech International Corp. - Class A	4,252,514
33,800	Marcus & Millichap, Inc.(a)	1,456,780
55,100	Marcus Corp. (The)	2,072,862
92,726	MarketAxess Holdings, Inc.	25,808,428
17,200	Marlin Business Services Corp.	374,788
91,900	Masimo Corp.(a)	11,960,785
51,400	Materion Corp.	2,982,742
68,600	MAXIMUS, Inc.	5,052,390
4,800	MBT Financial Corp.	48,191
61,467	McGrath RentCorp.	3,810,954
255,230	Medidata Solutions, Inc.(a)	23,057,478
29,400	Merchants Bancorp/IN	710,892
114,800	Meridian Bancorp, Inc.	1,976,856
116,700	Meridian Bioscience, Inc.	1,343,217
58,100	Merit Medical Systems, Inc.(a)	3,264,058
10,100	Mesa Laboratories, Inc.	2,390,569
618,960	MFA Financial, Inc. REIT	4,648,390
5,400	MGE Energy, Inc.	366,066
29,000	MGIC Investment Corp.(a)	424,560
220,000	MGP Ingredients, Inc.	19,331,400
25,000	MicroStrategy, Inc. - Class A(a)	3,742,500
3,000	Middlefield Banc Corp.	121,649
36,600	Middlesex Water Co.	2,122,434
20,500	MidWestOne Financial Group, Inc.	577,690
31,300	Miller Industries, Inc.	1,035,404
40,800	Model N, Inc.(a)	756,432
68,900	Monmouth Real Estate Investment Corp. REIT	946,686
125,400	Monotype Imaging Holdings, Inc.	2,161,896
9,400	Moog, Inc. - Class A	880,216
21,000	Movado Group, Inc.	748,650

68

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
245,620	MSA Safety, Inc.	$26,996,094
70,500	MSG Networks, Inc. - Class A(a)	1,623,615
16,200	MTS Systems Corp.	890,676
54,700	Murphy USA, Inc.(a)	4,675,209
7,900	MutualFirst Financial, Inc.	236,131
39,800	MYR Group, Inc.(a)	1,438,770
544,310	Nasdaq, Inc.	50,185,382
11,400	Nathan’s Famous Inc.	787,170
222,400	National CineMedia, Inc.	1,552,352
148,900	National General Holdings Corp.	3,670,385
24,400	National Health Investors, Inc. REIT	1,840,492
62,228	National HealthCare Corp.	4,693,858
81,781	National Instruments Corp.	3,851,885
15,400	National Presto Industries, Inc.	1,640,100
12,700	National Storage Affiliates Trust	371,602
3,900	National Western Life Group, Inc.	1,040,208
78,800	Natus Medical, Inc.(a)	2,108,688
25,400	Navigant Consulting, Inc.	579,882
290,000	Navigators Group, Inc.	20,282,600
5,000	Nelnet, Inc. - Class A	290,249
54,066	Neogen Corp.(a)	3,279,644
104,400	New Jersey Resources Corp.	5,228,352
240,000	New Relic, Inc.(a)	25,257,600
15,300	NexPoint Residential Trust, Inc., REIT	573,597
57,000	Nexteer Automotive Group Ltd.	89,379
131,900	NextGen Healthcare, Inc.(a)	2,478,401
5,900	NI Holdings, Inc.(a)	94,577
178,100	NIC, Inc.	3,074,006
22,800	Nicolet Bankshares, Inc.(a)	1,391,940
197,726	NiSource, Inc.	5,492,828
15,400	Northeast Bancorp	337,568
20,300	Northrim Bancorp, Inc.	720,447
216,000	Northwest Bancshares, Inc.	3,764,880
70,600	NorthWestern Corp.	4,931,410
4,950	Norwood Financial Corp.	159,291
8,130	Novanta Inc.(a)	707,473
250,000	NuVasive, Inc.(a)	15,150,000
10,600	Nve Corp.	1,015,586
117,900	OceanFirst Financial Corp.	2,968,722
4,500	Oil-Dri Corp of America	143,145
80,000	Okta, Inc.(a)	8,322,400
45,900	Old Second Bancorp, Inc.	608,175
38,200	Omnicell, Inc.(a)	3,069,752
59,500	ONE Gas, Inc.	5,266,940
40,300	One Liberty Properties, Inc. REIT	1,140,490
44,300	Orthofix Medical, Inc.(a)	2,427,197
5,300	OSI Systems, Inc.(a)	477,689
63,600	Otter Tail Corp.	3,262,680
32,200	Oxford Industries, Inc.	2,674,532
4,300	Pacific City Financial Corp.	78,775
Shares		Value
UNITED STATES (continued)
178,369	Pacira Pharmaceuticals, Inc./DE(a)	$7,102,654
103,400	Par Pacific Holdings, Inc.(a)	2,020,436
11,040	Parke Bancorp, Inc.	252,595
19,900	Patterson Cos., Inc.	434,616
40,000	PC Connection, Inc.	1,486,400
55,400	PCSB Financial Corp.	1,055,370
148,200	Pennymac Mortgage Investment Trust REIT	3,112,200
79,765	Penumbra, Inc.(a)	10,728,393
3,600	Peoples Bancorp of North Carolina, Inc.	100,691
34,900	Peoples Bancorp, Inc.	1,140,532
3,400	Peoples Financial Services Corp.	147,899
94,900	Perficient, Inc.(a)	2,793,856
118,100	Performance Food Group Co.(a)	4,836,195
20,400	Perspecta, Inc.	470,832
58,800	Phibro Animal Health Corp. - Class A	2,040,948
93,400	Photronics, Inc.(a)	872,356
141,000	Piedmont Office Realty Trust, Inc. REIT - Class A	2,935,620
52,800	PJT Partners, Inc. - Class A	2,276,736
107,700	PNM Resources, Inc.	5,001,588
101,200	Portland General Electric Co.	5,293,772
91,000	Potbelly Corp.(a)	809,900
11,900	Preferred Bank	585,361
21,950	Premier Financial Bancorp Inc.	363,931
490,000	Prestige Brands Holdings, Inc.(a)	14,415,800
14,500	PRG-Schultz International, Inc.(a)	116,289
57,000	Primo Water Corp.(a)	897,750
106,700	Progress Software Corp.	4,866,587
200,000	Prosperity Bancshares, Inc.	14,728,000
36,300	Protective Insurance Corp. B Shares	589,875
30,600	Providence Service Corp. (The)(a)	2,029,698
141,300	Provident Financial Services, Inc.	3,747,276
4,300	Prudential Bancorp, Inc.	75,077
29,600	PS Business Parks, Inc. REIT	4,547,152
1,200,000	Pure Storage, Inc. - Class A(a)	27,432,000
2,711,221	PureTech Health PLC(a)(c)	6,994,743
321,300	Q2 Holdings, Inc.(a)	24,232,446
36,000	QAD Inc.	1,687,320
20,700	QCR Holdings, Inc.	708,147
215,000	Qualys, Inc.(a)	19,405,900
47,433	Quest Diagnostics, Inc.	4,571,593
12,800	Quidel Corp.(a)	818,432
35,500	RadNet, Inc.(a)	429,905
36,400	RCI Hospitality Holdings, Inc.	828,828
19,300	Reading International, Inc. - Class A(a)	294,518

69

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
23,700	Regional Management Corp.(a)	$587,049
16,243	Reliance Worldwide Corp. Ltd.	55,891
71,900	Renewable Energy Group, Inc.(a)	1,734,228
125,200	Rent-A-Center, Inc.(a)	3,121,236
24,000	Republic Bancorp, Inc. - Class A	1,134,240
92,600	Resources Connection, Inc.	1,487,156
46,000	Riverview Bancorp, Inc.	341,320
19,600	RLI Corp.	1,594,068
26,600	RMR Group Inc. (The) - Class A	1,538,544
28,400	Rocky Brands, Inc.	724,484
18,900	Rosetta Stone, Inc.(a)	476,658
95,047	Rubius Therapeutics, Inc.(a)	1,662,372
69,500	Rush Enterprises, Inc. - Class A	2,947,495
85,400	Ruth’s Hospitality Group Inc.	2,218,692
29,600	Ryman Hospitality Properties Inc. REIT	2,356,160
7,400	Safehold, Inc.	186,701
35,500	Safety Insurance Group, Inc.	3,298,660
960,000	Sally Beauty Holdings, Inc.(a)	16,992,000
11,219,450	Samsonite International SA(c)	32,177,145
3,700	Sandy Spring Bancorp, Inc.	129,093
20,800	Saul Centers, Inc. REIT	1,109,680
72,200	ScanSource, Inc.(a)	2,718,330
60,500	Schnitzer Steel Industries, Inc. - Class A	1,435,060
36,900	SeaSpine Holdings Corp.(a)	543,537
54,321	Seattle Genetics, Inc.(a)	3,681,877
69,900	Selective Insurance Group, Inc.	4,984,569
22,700	Seneca Foods Corp. Class A(a)	561,825
425,000	Sensient Technologies Corp.	29,801,000
91,200	Shenandoah Telecommunications Co.	3,769,296
18,500	Shore Bancshares, Inc.	292,855
39,200	Sierra Bancorp	1,037,232
6,300	SilverBow Resources, Inc.(a)	114,281
699,100	Simply Good Foods Co. (The)(a)	15,701,786
29,478	Sims Metal Management Ltd.	214,712
42,700	Simulations Plus, Inc.	962,031
23,600	Sinclair Broadcast Group, Inc. - Class A	1,080,644
566,770	Six Flags Entertainment Corp.	30,089,819
5,300	SJW Corp.	328,918
14,600	Southern First Bancshares, Inc.(a)	537,426
21,600	Southern Missouri Bancorp, Inc.	724,680
68,100	Southern National Bancorp of Virginia, Inc.	1,016,052
103,166	Southwest Gas Holdings, Inc.	8,582,380
64,400	SP Plus Corp.(a)	2,223,088
46,000	SpartanNash Co.	743,820
132,651	Spire, Inc.	11,167,888
76,067	Splunk, Inc.(a)	10,500,289
67,600	Spok Holdings, Inc.	936,260
Shares		Value
UNITED STATES (continued)
38,100	SPS Commerce, Inc.(a)	$3,952,494
284,742	STAAR Surgical Co.(a)	9,248,420
165,000	Standex International Corp.	10,901,550
212,286	Starwood Property Trust, Inc., REIT	4,893,192
23,300	Stepan Co.	2,156,182
327,780	STERIS PLC	42,932,624
28,400	Stewart Information Services Corp.	1,207,284
219,200	Stock Yards Bancorp, Inc.	7,529,520
207,635	Stratasys Ltd.(a)	4,827,514
183,461	Sundance Energy Australia Ltd.(a)	60,369
15,800	Superior Uniform Group, Inc.	264,491
365,000	Supernus Pharmaceuticals, Inc.(a)	13,406,450
109,200	Sykes Enterprises, Inc.(a)	3,030,300
439,155	Synopsys, Inc.(a)	53,172,887
44,600	Systemax, Inc.	1,012,866
155,000	Talend SA - ADR(a)	7,684,900
296,700	TEGNA, Inc.	4,723,464
381,556	Teladoc, Inc.(a)	21,702,905
157,833	Teleflex, Inc.	45,168,648
200,900	TerraForm Power, Inc. - Class A	2,724,204
19,200	Territorial Bancorp Inc.	555,840
42,235	Tesla Motors, Inc.(a)	10,081,072
76,200	Tetra Tech, Inc.	4,931,664
76,700	Texas Roadhouse, Inc.	4,142,567
13,100	Timberland Bancorp, Inc.	408,720
32,600	Tiptree, Inc.	185,819
7,100	TiVo Corp.	66,527
156,571	Tootsie Roll Industries, Inc.	6,079,652
99,600	TPG RE Finance Trust, Inc. REIT	1,963,116
67,900	Tredegar Corp.	1,223,558
350,000	TreeHouse Foods, Inc.(a)	23,443,000
66,400	TriCo Bancshares	2,650,024
258,800	TriMas Corp.(a)	8,004,684
21,000	TrueBlue, Inc.(a)	507,360
189,805	Trupanion, Inc.(a)	6,225,604
169,100	TrustCo Bank Corp.	1,352,800
9,900	TTEC Holdings, Inc.	360,954
974,100	UBS Xiamen King Long Motor Group Co. Ltd. - A Shares(a)	1,317,646
18,400	UFP Technologies, Inc.(a)	669,760
355,000	UMB Financial Corp.	24,800,300
23,300	UniFirst Corp.	3,684,429
151,000	United Community Financial Corp.	1,390,710
133,200	United Financial Bancorp, Inc.	1,756,908
55,000	United Fire Group, Inc.	2,398,550
47,700	Unitil Corp.	2,714,607
59,500	Universal Corp.	3,204,670
80,300	Universal Insurance Holdings, Inc.	2,392,137
13,400	Universal Logistics Holdings, Inc.	327,228

70

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
UNITED STATES (continued)
81,600	Univest Corp. of Pennsylvania	$2,057,952
246,500	Upwork, Inc.(a)	4,927,535
93,000	Urstadt Biddle Properties, Inc. - Class A REIT	2,039,490
54,800	US Ecology, Inc.	3,343,348
29,700	US Physical Therapy, Inc.	3,459,753
28,300	USANA Health Sciences, Inc.(a)	2,361,918
11,800	Utah Medical Products Inc.	995,920
24,600	Varex Imaging Corp.(a)	807,864
8,500	Vectrus, Inc.(a)	344,675
134,726	Veeco Instruments, Inc.(a)	1,640,963
86,200	Verint Systems, Inc.(a)	5,205,618
300,695	Verisk Analytics, Inc.(a)	42,440,092
53,000	Viad Corp.	3,249,430
30,900	Village Super Market, Inc. - Class A	907,842
18,900	Virtusa Corp.(a)	1,049,895
31,800	Vishay Precision Group, Inc.(a)	1,204,266
229,600	Vonage Holdings Corp.(a)	2,231,712
177,400	Washington Trust Bancorp, Inc.	9,191,094
41,574	Waste Connections, Inc.	3,858,559
118,516	Waters Corp.(a)	25,307,907
82,000	Waterstone Financial Inc.	1,357,920
149,106	Wayfair, Inc. - Class A(a)	24,177,538
24,400	WD-40 Co.	4,105,300
89,190	Weis Markets, Inc.	3,750,440
1,500,000	Welbilt, Inc.(a)	25,245,000
8,100	West Bancorp, Inc.	169,857
302,940	West Pharmaceutical Services, Inc.	37,500,943
146,800	Western Asset Mortgage Capital Corp. REIT	1,544,336
27,900	Westwood Holdings Group, Inc.	872,991
20,200	Weyco Group, Inc.	693,062
5,300	Winmark Corp.	978,115
450,000	Wolverine World Wide, Inc.	16,564,500
57,285	Woodward, Inc.	6,238,337
393,155	Worldpay, Inc. - Class A(a)	46,081,698
1,006,690	Wyndham Hotels & Resorts, Inc.	56,092,767
89,800	Xperi Corp.	2,231,530
1,487,044	Yext, Inc.(a)	32,581,134
900	York Water Co.	30,627
92,962	Zillow Group, Inc. - Class A(a)	3,087,268
366,676	Zillow Group, Inc. - Class C(a)	12,246,978
198,914	Zuora, Inc. - Class A(a)	4,395,999
		3,329,634,003
VIETNAM — 0.0%
391,530	PetroVietnam Drilling & Well Services JSC(a)	321,353
1,088,845	Saigon - Hanoi Commercial Joint Stock Bank(a)	352,225
Shares			Value
VIETNAM (continued)
291,550	Vietnam National Petroleum Group		$782,033
			1,455,611
Total Common Stocks (Cost $4,710,810,860)			5,604,436,536

INVESTMENT COMPANY — 0.8%
48,993,806	SEI Daily Income Trust Government II Fund, Class A 2.25%(d)		48,993,806
Total Investment Company (Cost $48,993,805)			48,993,806

EXCHANGE-TRADED FUNDS — 5.4%
1,125,000	iShares Russell 2000 Index Fund ETF	2.9	178,076,250
751,000	SPDR S&P Regional Banking ETF	0.7	41,905,800
1,802,000	VanEck Vectors Gold Miners ETF	0.6	37,643,780
2,398,000	VanEck Vectors Junior Gold Miners ETF	1.2	70,333,340

RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights, Expiring 12/1/2049(a)(b)		0
1,710	Centrebet Litigation Units, Expiring 12/1/2049(a)(b)		0
			0
BELGIUM — 0.0%
494	Aedifica SA, Expiring 5/6/2019		2,161
CHINA — 0.0%
619	China International Marine, Expiring 12/31/2019(b)		0
GREECE — 0.0%
9,600	Ligand Pharmaceuticals, Inc. Contingent Value Rights(a)(b)		0
HONG KONG — 0.0%
128,742	GVC Holdings Plc. - CVR Shares, Expiring 12/31/2030(a)(b)		0
9,812	Intercell Contigent Value Rights AG, Expiring 5/22/2029(a)(b)		0
			0

71

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Shares		Value
INDIA — 0.0%
92	Hatsun Agro, Expiring 6/1/2019(a)	$195
137,357	Bharti Airtel Ltd., Expiring 5/17/2019(a)	0
		195
INDONESIA — 0.0%
796,300	Medco Energi Internasional Tbk PT Warrants, Expiring 12/11/2020	14,753
KOREA — 0.0%
7,410	Doosan Heavy Industries & Construction Co. Ltd., Expiring 5/9/2019(a)	9,134
SPAIN — 0.0%
169,647	Ezion Holdings Ltd., Expiring 4/16/2023(a)	0
Total Rights/Warrants (Cost $1,825)		26,243

Principal Amount
U.S. GOVERNMENT AGENCIES — 0.6%
Federal Home Loan Bank — 0.6%
$39,000,000	2.30%, 05/01/2019(e)	39,000,000
Total U.S. Government Agencies (Cost $39,000,000)		39,000,000

Shares		Value
CASH SWEEP — 1.0%
61,263,240	Citibank - US Dollars on Deposit in Custody Account, 0.12%(a)(d)	61,263,240
Total Cash Sweep (Cost $61,263,240)		61,263,240
TOTAL INVESTMENTS — 99.3% (Cost $5,191,215,313)		6,081,678,995
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		41,993,044
NET ASSETS — 100.0%		$6,123,672,039

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $22,056,910 or 0.36% of net assets.
(d)	The rate shown represents the current yield as of April 30, 2019.
(e)	The rate represents the annualized yield at time of purchase.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

GDR — Global Depositary Receipt

NVDR — Non Voting Depositary Receipt

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — U.S. Dollar

VVPR — Voter Verified Paper Record

72

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2019 (Unaudited)

Portfolio diversification by Sector (Unaudited)
Sector	Percentage of Net Assets
Industrials	16.6%
Information Technology	15.6
Health Care	14.7
Consumer Discretionary	12.4
Banks	6.9
Materials	6.7
Consumer Staples	5.6
Diversified Financials	3.7
Real Estate	2.9
Utilities	2.3
Energy	2.2
Insurance	2.0
Telecommunication Services	1.6
Financials	10.8
Other	5.4
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

73

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date	7/1/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date	7/1/2019

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	7/1/2019

* Print the name and title of each signing officer under his or her signature.